As filed with the Securities and Exchange Commission on April 7, 2011	Registration No. 333-130822 Registration No. 811-08582

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549
FORM N-4

Post-Effective Amendment No. 8 To REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
and Amendment to
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account I of
ING Life Insurance and Annuity Company
One Orange Way, Windsor, Connecticut 06095-4774
Depositor’s Telephone Number, including Area Code: (860) 580-2824
J. Neil McMurdie, Senior Counsel ING US Legal Services One Orange Way, C2N, Windsor, Connecticut 06095-4774 (Name and Address of Agent for Service)

It is proposed that this filing will become effective:
60 days after filing pursuant to paragraph (b) of Rule 485
X	on April 29, 2011 pursuant to paragraph (b) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Group Deferred Variable and Fixed Annuity Contracts

PART A

ING Life Insurance and Annuity Company Variable Annuity Account I Retirement Master CONTRACT PROSPECTUS – APRIL 29, 2011

Contracts. The contracts described in this prospectus are group deferred variable and fixed annuity contracts issued by ING Life Insurance and Annuity Company (the “Company”). Prior to January 1, 2006, the contracts were issued by ING Insurance Company of America (“IICA”). On December 31, 2005, IICA merged with and into the
Company, and the Company assumed responsibility for all of IICA’s obligations under the contracts. See “The
Company” for information about the merger of IICA with and into the Company. The contracts are intended to be used as funding vehicles for certain types of retirement plans that qualify for beneficial tax treatment and/or provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (“Tax Code”).

Why Reading This Prospectus is Important. Before you participate in a contract through your retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer or a trust) should read this prospectus to help determine if the contract is appropriate for their plan.
Keep this document for future reference.

Investment Options. The contracts offer variable investment options and a fixed interest option. When we establish your account(s), the contract holder, (generally, the person to whom we issue the contract, the plan sponsor), or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity
Account I (the “separate account”), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed on the next page. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Fixed Interest Option. The fixed interest option available under the contracts is the Fixed Plus Account. Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the
Fixed Plus Account in an appendix to this prospectus.

Risks Associated with Investing in the Funds. Information about the risks of investing in the funds is located in the
“Investment Options” section on page 9 of this prospectus and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the fund prospectuses for future reference.

Compensation. We pay compensation to broker-dealers whose registered representatives sell the contracts. See
“Contract Distribution” for further information about the amount of compensation we pay.

Getting Additional Information. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus. You may obtain the April 29, 2011 Statement of Additional Information (“SAI”) free of charge by indicating your request on your enrollment materials, by calling the Company at 1-800-262-3862 or by writing us at the address listed in the “Contract Overview – Questions: Contacting the Company” section of this prospectus. You may also obtain a prospectus or an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission (“SEC”) website, www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Branch. Information on the operations of the SEC
Public Reference Branch may be obtained by calling 1-202-551-8090 or 1-800-SEC-0330, e-mailing
publicinfo@sec.gov or by writing to SEC Public Reference Branch, 100 F Street, NE, Room 1580, Washington,
D.C. 20549. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is
333-130822. The SAI table of contents is listed on page 38 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus.
Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus. The contracts are not offered for sale in the state of New York.

PRO.130822-11

CONTRACT PROSPECTUS – APRIL 29, 2011 (CONTINUED)

The Funds
Alger Green Fund (Class A)(1)	ING Index Solution 2055 Portfolio	ING T. Rowe Price Capital Appreciation
Amana Growth Fund(1)	(Class S)(4)	Portfolio (Class S)
Amana Income Fund(1)	ING Intermediate Bond Portfolio (Class I)	ING T. Rowe Price Diversified Mid Cap
American Century® Inflation-Adjusted Bond	ING International Index Portfolio (Class I)	Growth Portfolio (Class S)
Fund (Investor Class)(1)	ING International Value Portfolio (Class I)	ING T. Rowe Price Equity Income
Ariel Fund(1)	ING Invesco Van Kampen Comstock	Portfolio (Class S)
Artisan International Fund (Investor Shares)(1)	Portfolio (Class S)(3)	ING T. Rowe Price Growth Equity
Aston/Optimum Mid Cap Fund (Class N)(1)	ING Invesco Van Kampen Equity and Income	Portfolio (Class I)
BlackRock Mid Cap Value Opportunities	Portfolio (Class S)(3)	ING T. Rowe Price International Stock
Fund (Investor A Shares)(1)	ING Invesco Van Kampen Growth and	Portfolio (Class S)
Calvert VP SRI Balanced Portfolio	Income Portfolio (Class S)(3)	ING Templeton Foreign Equity Portfolio
Columbia Diversified Equity Income Fund	ING Janus Contrarian Portfolio (Class S)	(Class I)
(Class R4)(1)(2)	ING JPMorgan Emerging Markets Equity	ING Templeton Global Growth Portfolio
Columbia Mid Cap Value Fund (Class A)(1)	Portfolio (Class S)	(Class S)
EuroPacific Growth Fund® (Class R-4)(1)	ING JPMorgan Mid Cap Value Portfolio	ING Thornburg Value Portfolio (Class I)
Fidelity Ò VIP Contrafund® Portfolio	(Class S)	ING UBS U.S. Large Cap Equity
(Initial Class)	ING JPMorgan Small Cap Core Equity	Portfolio (Class I)
Fidelity Ò VIP Equity-Income Portfolio	Portfolio (Class S)	ING U.S. Bond Index Portfolio (Class I)
(Initial Class)	ING Large Cap Growth Portfolio (Class I)	ING U.S. Stock Index Portfolio (Class I)
Fidelity Ò VIP Growth Portfolio (Initial Class)	ING Large Cap Value Portfolio (Class I)	Invesco Mid Cap Core Equity Fund
Franklin Small Cap Value Securities Fund	ING Marsico Growth Portfolio (Class S)	(Class A)(1)
(Class 2)	ING MFS Utilities Portfolio (Class S)	Invesco V.I. Capital Appreciation Fund
Fundamental InvestorsSM (Class R-4)(1)	ING MidCap Opportunities Portfolio (Class I)	(Series I)
ING American Century Small-Mid Cap Value	ING Money Market Portfolio (Class I)	Invesco V.I. Core Equity Fund
Portfolio (Class S)	ING Oppenheimer Global Portfolio (Class I)	(Series I)
ING Artio Foreign Portfolio (Class S)	ING PIMCO High Yield Portfolio (Class S)	Lazard U.S. Mid Cap Equity Portfolio
ING Balanced Portfolio (Class I)	ING PIMCO Total Return Portfolio (Class S)	(Open Shares)(1)
ING Baron Small Cap Growth Portfolio	ING Pioneer Fund Portfolio (Class I)	Loomis Sayles Small Cap Value Fund
(Class S)	ING Pioneer High Yield Portfolio (Class I)	(Retail Class)(1)
ING BlackRock Health Sciences	ING Pioneer Mid Cap Value Portfolio	Lord Abbett Series Fund - Mid-Cap
Opportunities Portfolio (Class S)(3)	(Class I)	Value Portfolio (Class VC)
ING BlackRock Large Cap Growth Portfolio	ING RussellTM Large Cap Growth Index	Neuberger Berman Socially Responsive
(Class S)	Portfolio (Class I)	Fund® (Trust Class)(1)
ING BlackRock Science and Technology	ING RussellTM Large Cap Index Portfolio	New Perspective Fund® (Class R-4)(1)
Opportunities Portfolio (Class I)	(Class I)	Oppenheimer Developing Markets Fund
ING Clarion Global Real Estate Portfolio	ING RussellTM Mid Cap Growth Index	(Class A)(1)
(Class I)	Portfolio (Class S)	Oppenheimer Main Street Small- & Mid-
ING Clarion Real Estate Portfolio (Class S)	ING RussellTM Mid Cap Index Portfolio	Cap Fund ®/VA(3)
ING Columbia Small Cap Value II Portfolio	(Class I)	Pax World Balanced Fund (Individual
(Class S)(3)	ING RussellTM Small Cap Index Portfolio	Investor Class)(1)
ING Davis New York Venture Portfolio	(Class I)	PIMCO VIT Real Return Portfolio
(Class S)	ING Small Company Portfolio (Class I)(5)	(Administrative Class)
ING FMRSM Diversified Mid Cap Portfolio	ING SmallCap Opportunities Portfolio	Pioneer Emerging Markets VCT Portfolio
(Class S)*	(Class I)	(Class I)
ING Global Bond Portfolio (Class I)	ING Solution Growth Portfolio (Class S)(4)	Pioneer High Yield VCT Portfolio
ING Growth and Income Portfolio (Class I)	ING Solution Income Portfolio (Class S)(4)	(Class I)
ING Index Plus LargeCap Portfolio (Class I)	ING Solution Moderate Portfolio (Class S)(4)	SMALLCAP World Fund® (Class R-4)(1)
ING Index Plus MidCap Portfolio (Class I)	ING Solution 2015 Portfolio (Class S)(4)	Templeton Global Bond Fund (Class A)(1)
ING Index Plus SmallCap Portfolio (Class I)	ING Solution 2025 Portfolio (Class S)(4)	The Bond Fund of AmericaSM
ING Index Solution Income Portfolio	ING Solution 2035 Portfolio (Class S)(4)	(Class R-4)(1)
(Class S)(4)	ING Solution 2045 Portfolio (Class S)(4)	The Growth Fund of America®
ING Index Solution 2015 Portfolio	ING Solution 2055 Portfolio (Class S)(4)	(Class R-4)(1)
(Class S)(4)	ING Strategic Allocation Conservative	Wanger International
ING Index Solution 2025 Portfolio	Portfolio (Class I)(4)	Wanger Select
(Class S)(4)	ING Strategic Allocation Growth Portfolio	Wanger USA
ING Index Solution 2035 Portfolio	(Class I)(4)	Washington Mutual Investors FundSM
(Class S)(4)	ING Strategic Allocation Moderate Portfolio	(Class R-4)(1)
ING Index Solution 2045 Portfolio	(Class I)(4)	Wells Fargo Advantage Special Small
(Class S)(4)		Cap Value Fund (Class A)(1)

*	FMRSM is a service mark of Fidelity Management and Research Company.
(1)	This fund is available to the general public. See “Investment Options – Additional Risks of Investing in the Funds – Public Funds.”
(2)	This fund is only available to plans that have invested in the Fund prior to January 1, 2011, or that have approved the Fund as an investment option prior to January 1, 2011, and then have invested in the Fund by March 31, 2011.
(3)	This fund has changed its name to the name listed above. See “Appendix III – Description of Underlying Funds” for a complete list of former and current fund names since your last prospectus supplement.
(4)	These funds are structured as fund of funds that invest directly in shares of underlying funds. See “Fees – Fund Fees and Expenses” for additional information.
(5)	The ING Small Company Portfolio is only available to plans offering the fund prior to April 29, 2011

PRO.130822-11	2

TABLE OF CONTENTS

Contract Overview:	4
Who’s Who
The Contract and Your Retirement Plan
Contract Rights
Contract Facts
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Contract Phases: The Accumulation Phase, The Income Phase

Fee Table	6
Condensed Financial Information	7
Variable Annuity Account I	8
The Company	8
Investment Options	9
Transfers	10
Contract Purchase and Participation	13
Contract Ownership and Rights	15
Right to Cancel	15
Fees	16
Your Account Value	19
Withdrawals	21
Loans	22
Systematic Distribution Options	22
Death Benefit	23
The Income Phase	24
Contract Distribution	27
Tax Considerations	29
Other Topics	36
Anti-Money Laundering – Performance Reporting – Voting Rights – Contract Modification – Legal Proceedings –
Payment Delay or Suspension – Transfer of Ownership; Assignment – Account Termination – Intent to Confirm
Quarterly
Contents of the Statement of Additional Information	38
Appendix I - Fixed Plus Account	39
Appendix II - Participant Appointment of Employer as Agent Under an Annuity Contract	42
Appendix III - Description of Underlying Funds	43
Appendix IV - Condensed Financial Information	CFI – 1

PRO.130822-11 3

CONTRACT OVERVIEW
Questions: Contacting the Company. Contact your local representative or write or call the USFS Customer Service Center:	The following is a summary. Please read each section of this prospectus for additional information.
Who’s Who

You (the participant): The individual who participates in the contract through a retirement plan.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer or a trust.

Contract Holder: The person to whom we issue the contract. Generally, the plan sponsor. We may also refer to the contract holder as the contract owner.

We (the Company): ING Life Insurance and Annuity Company. We issue the contract.

For greater detail please review “Contract Ownership and Rights” and
“Contract Purchase and Participation.”

ING USFS Customer Service Defined Contribution Administration P.O. Box 990063 Hartford, CT 06199-0063 1-800-262-3862 Sending forms and written requests in good order.
The Contract and Your Retirement Plan

If you are writing to change
your beneficiary, request a
withdrawal, or for any other
purpose, contact your local
representative or the
Company to learn what
information is required in
order for the request to be in
“good order.” By contacting
us, we can provide you with
the appropriate administrative
form for your requested
transaction.

Generally, a request is
considered to be in “good
order” when it is signed,
dated and made with such
clarity and completeness that
we are not required to
exercise any discretion in
carrying it out.

We can only act upon written
requests that are received in
good order.

Retirement Plan (plan): A plan sponsor has established a plan for you. This contract is offered as a funding option for that plan. We are not a party to the plan.

Plan Type: We refer to the plan by the Tax Code section under which it qualifies. For example, a “403(b) plan” is a plan that qualifies for tax treatment under Tax Code section 403(b). To learn which Tax Code section applies to your plan, contact your plan sponsor, your local representative or the Company.

Use of an Annuity Contract in your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account
(such as a 401(a), 403(b), or Roth 403(b) retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits
(such as the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See “Contract Purchase and Participation.”

Contract Rights
Rights under the contract, and who may exercise those rights, may vary by plan type. Also, while the contract may reserve certain rights for the contract holder, the contract holder may permit you to exercise those rights through the plan.

PRO.130822-11	4

Contract Facts

Free Look/Right to Cancel: Contract holders may cancel the contract no later than 10 days after they receive the contract (or a longer period if required by state law). Participants in 403(b) plans, Roth 403(b) plans or in some
401(a) plans may cancel their participation in the contract no later than 10 days after they receive evidence of participation in the contract (or a longer period if required by state law). See “Right to Cancel.”

Death Benefit: A beneficiary may receive a benefit in the event of your death during both the accumulation and income phases. The availability of a death benefit during the income phase depends upon the income phase payment option selected. See “Death Benefit” and “The Income Phase.”

Withdrawals: During the accumulation phase, the contract holder, or you if permitted by the plan, may withdraw all or part of your account value. The Tax Code may impose restrictions on withdrawals from plans, which may vary. In addition, the contract holder, or you if permitted by the plan, may have the right to withdraw all or part of your account value during the income phase. Amounts withdrawn may be subject to tax withholding and taxation.
See “Withdrawals,” “Tax Considerations,” and “The Income Phase.”

Systematic Distribution Options: These allow the contract holder, or you if permitted by the plan, to receive regular payments from your account, while retaining the account in the accumulation phase. See “Systematic
Distribution Options.”

Fees: Certain fees are deducted from your account value. In addition, we reserve the right to deduct premium taxes from your account value or from payments to the account at any time, but not before there is a tax liability under state law. See “Fee Table” and “Fees.”

Taxation: Amounts you receive in a distribution will be generally included in your gross income and will be subject to taxation. Tax penalties may apply in some circumstances. See “Tax Considerations.”

Contract Phases
The Accumulation Phase (accumulating retirement benefits)

STEP 1: You or the contract holder provide ING Life Insurance and Annuity Company with your completed enrollment materials.			Payments to Your Account
Step 1 ||
According to the plan, we set up one or more accounts for you. We may set up account(s) for employer contributions and/or for contributions from your salary.		ING Life Insurance and Annuity Company
		||	Step 2 ||
STEP 2: The contract holder, or you if permitted by your plan, directs us to invest your account dollars in any of the following:		Fixed Interest Option	Variable Annuity Account I Variable Investment Options
•	Fixed Interest Option, or		The Subaccounts
•	Variable Investment Options. (The variable investment options are the subaccounts of the		A	B	Etc.
	separate account. Each one invests in a specific			|| Step 3 ||
	mutual fund.)		Mutual Fund A	Mutual Fund B	Etc.
STEP 3: The subaccount(s) selected purchases shares of its corresponding fund.

The Income Phase (receiving income phase payments from your contract)

The contract offers several payment options. See “The Income Phase.” In general, you may:
•	Receive income phase payments over a lifetime or for a specified period;
•	Receive income phase payments monthly, quarterly, semi-annually or annually;
•	Select an option that provides a death benefit to beneficiaries; and
•	Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.

PRO.130822-11		5

	FEE TABLE
In This Section:

The following tables describe the fees and expenses that you will pay when buying, owning, and withdrawing account value from your contract. State premium taxes may also be deducted.* See “The Income Phase” for fees that may apply after you begin receiving payments under the contract. The first table describes the fees and expenses that you may pay at the time that you buy the contract, withdraw account value from the contract, take a loan from the contract or transfer cash value between investment options.

• Maximum Contract Holder
Transaction Expenses
• Separate Account Annual
Expenses
• Total Annual Fund
Operating Expenses
• Examples	Maximum Contract Holder Transaction Expenses
• Fees Deducted by the Funds	Loan Interest Rate Spread[1]		3.0%
See “Fees” for:
• How, When and Why Fees	The following table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.
are Deducted
• Reduction, Waiver and/or
Elimination of Certain Fees
• Redemption Fees	Separate Account Annual Expenses (as a percentage of average account value)
• Premium and Other Taxes
	Maximum Mortality and Expense Risk Charge[2]	1.00%
See “The Income Phase”
for:	Administrative Expense Charge[3]	0.00% - 0.25%
• Fees During the Income
Phase	Total Separate Account Annual Expenses	1.00% - 1.25%

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement
arrangements that may apply. More detail concerning each fund’s fees and
	expenses is contained in the prospectus for each fund.

	Total Annual Fund Operating Expenses

	(expenses that are deducted from fund assets,	Minimum	Maximum
	including management fees, distribution

	(12b-1) and/or service fees, and other expenses)	0.26%	1.51%
[1] This is the difference between the rate charged and the rate credited on loans under your contract. Currently the loan interest rate spread is 2.5%; however, we reserve the right to apply a spread of up to 3.0%. For example, if the current credited interest rate is 6.0%, the amount of interest applied to the contract would be 3.5%; the 2.5% loan interest rate spread is retained by the
Company. See “Loans.”
[2] This is the maximum mortality and expense risk charge during the accumulation phase. This charge may be waived, reduced or eliminated in certain circumstances. See “Fees – Mortality and Expense Risk Charge.”
3 We currently do not impose an administrative expense charge; however, we reserve the right to charge not more than 0.25% on an annual basis from the subaccounts. See “Fees – Administrative Expense Charge.”

* State premium taxes (which currently range from 0% to 4% of premium payments) may apply, but are not reflected in the fee tables or examples. See “Premium and Other Taxes.”

PRO.130822-11	6

Examples

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include the maximum separate account annual expenses, and the fund fees and expenses as described below.

Example 1: The following Example assumes that you invest $10,000 in the contract for the time periods indicated.
The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$279	$856	$1,459	$3,090

Example 2: The following Example assumes that you invest $10,000 in the contract for the time periods indicated.
The Example also assumes that your investment has a 5% return each year and assumes the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$154	$477	$824	$1,802

Fees Deducted by the Funds

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. See the “Fees” section of this prospectus, and the fund prospectuses, for further information. Fund fees are one factor that impact the value of a fund share. To learn about additional factors, refer to the fund prospectuses.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The
Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. See “Fees – Fund Fees and
Expenses” for additional information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. See “Fees – Fund Fees and Expenses” for additional information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In Appendix IV, we provide condensed financial information about the separate account subaccounts you may invest in through the contract. The numbers show the year-end unit values in each subaccount from the date of first availability.

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for the separate account and the consolidated financial statements and the related notes to financial statements for ING Life Insurance and Annuity Company are located in the SAI.

PRO.130822-11	7

VARIABLE ANNUITY ACCOUNT I

Variable Annuity Account I (the “separate account”) was established in 1994 as a separate account of ING Insurance
Company of America. In connection with the merger of ING Insurance Company of America with and into ING
Life Insurance and Annuity Company, the separate account was transferred to ING Life Insurance and Annuity
Company on December 31, 2005. The separate account retained its name, Variable Annuity Account I. Variable
Annuity Account I is a segregated asset account used to fund our variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). It also meets the definition of “separate account” under the federal securities laws. The separate account is divided into
“subaccounts.” Each subaccount invests directly in shares of a corresponding fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of ING Life Insurance and Annuity
Company. All obligations arising under the contracts are obligations of ING Life Insurance and Annuity Company.
All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account.

THE COMPANY

ING Life Insurance and Annuity Company (the “Company,” “we,” “us,” our) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. We are a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable
Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas
life insurance company organized in 1954). Prior to January 1, 2002, the Company was known as Aetna Life
Insurance and Annuity Company.

Prior to January 1, 2006, the Contracts were issued by ING Insurance Company of America (“IICA”), a direct wholly-owned subsidiary of the Company. On December 31, 2005, IICA merged with and into ING Life Insurance and Annuity Company, and ING Life Insurance and Annuity Company assumed responsibility for IICA’s obligations under the Contracts. IICA was a life insurance company organized under the insurance laws of the State of Connecticut in 1990 and redomesticated under the insurance laws of the State of Florida on January 5, 2000.
Prior to January 1, 2002, IICA was known as Aetna Insurance Company of America.

As part of a restructuring plan approved by the European Commission, ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation by divestment of its insurance and investment management operations, including the company. ING has announced that it will explore all options for implementing the separation including initial public offerings, sales or a combination thereof.

We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:

One Orange Way
Windsor, Connecticut 06095-4774

Regulatory Matters. As with many financial services companies, the Company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-
regulatory organizations in connection with inquiries and investigations of the products and practices of the
Company or the financial services industry. Some of these investigations and inquiries could result in regulatory action against the Company. The potential outcome of such action is difficult to predict but could subject the
Company or its affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, fines, and other financial liability. It is not currently anticipated that the outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company. It is the practice of the
Company and its affiliates to cooperate fully in these matters.

PRO.130822-11	8

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self regulatory authorities, including state insurance regulators, state securities administrators, the SEC, the Financial
Industry Regulatory Authority (“FINRA”), the Department of Labor and the Internal Revenue Service (“IRS”). For
example, U.S. federal income tax law imposes certain requirements relating to product design, administration and investments that are conditions for beneficial tax treatment of such products under the Tax Code. See “Tax
Considerations” for further discussion of some of these requirements. Failure to administer certain product features could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration
Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties imposed by a particular governmental or self regulatory authority and unanticipated claims and costs associated with remedying such failure. Additionally, such failure could harm the company’s reputation, interrupt the company’s operations or adversely impact profitability.

INVESTMENT OPTIONS

The contract offers variable investment options and a fixed interest option. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts, which are within the separate account
Earnings on amounts invested in the subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Fund Descriptions. We provide brief descriptions of the funds in Appendix III. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained free of charge at the telephone number listed in “Contract Overview – Questions: Contacting the Company,” by accessing the SEC’s website, or by contacting the SEC Public Reference Branch.

Fixed Interest Option. For a description of the Fixed Plus Account, see Appendix I.

Selecting Investment Options. When selecting investment options:
•	Choose options appropriate for you. Your local representative can help you evaluate which investment options may be appropriate for your financial goals;
•	Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks;
and
•	Be informed. Read this prospectus, the fund prospectuses and the Fixed Plus Account appendix.

Limits on Option Availability. Some investment options may not be available through certain contracts and plans or in some states. We may add, withdraw or substitute investment options, subject to the conditions in the contract and in compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

Limits on Number of Options Selected. Generally, the contract holder, or you if permitted by the plan, may select no more than 18 investment options at one time during the accumulation phase of your account. If you have an outstanding loan (403(b) and some 401(a) plans only), you may currently make a total of 18 cumulative selections over the life of the account. Each subaccount and the Fixed Plus Account counts toward these limits. Thus, if you have a loan on the account, each investment option in which you have invested counts toward the limit, even after the full value is transferred to other investment options.

PRO.130822-11	9

Additional Risks of Investing in the Funds

Insurance-Dedicated Funds (Mixed and Shared Funding). Some of the funds described in this prospectus are available only to insurance companies for their variable contracts (or directly to certain retirement plans, as allowed by the Tax Code). Such funds are often referred to as “insurance-dedicated funds,” and are used for “mixed” and
“shared” funding.

“Mixed funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.
•	Mixed funding – bought for annuities and life insurance.
•	Shared funding – bought by more than one company.

Public Funds. The following funds, which the subaccounts buy for variable annuity contracts, are also available to the general public:
•	Alger Green Fund	•	Lazard U.S. Mid Cap Equity Portfolio
•	Amana Growth Fund	•	Loomis Sayles Small Cap Value Fund
•	Amana Income Fund	•	Neuberger Berman Socially Responsive Fund®
•	American Century® Inflation-Adjusted Bond Fund	•	New Perspective Fund Ò
•	Ariel Fund	•	Oppenheimer Developing Markets Fund
•	Artisan International Fund	•	Pax World Balanced Fund
•	Aston/Optimum Mid Cap Fund	•	SMALLCAP World Fund®
•	BlackRock Mid Cap Value Opportunities Fund	•	Templeton Global Bond Fund
•	Columbia Diversified Equity Income Fund	•	The Bond Fund of AmericaSM
•	Columbia Mid Cap Value Fund	•	The Growth Fund of America Ò
•	EuroPacific Growth Fund Ò	•	Washington Mutual Investors FundSM
•	Fundamental InvestorsSM	•	Wells Fargo Advantage Special Small Cap Value
•	Invesco Mid Cap Core Equity Fund		Fund

See “Tax Considerations – Taxation of Qualified Contracts – Special Considerations for Section 403(b) Plans” for a
discussion of investment in one of the public funds under a 403(b) or Roth 403(b) annuity contract.

Possible Conflicts of Interest. With respect to the insurance-dedicated funds and the public funds, it is possible that a conflict of interest may arise due to mixed and shared funding. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each insurance-dedicated fund’s board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken to address such conflicts.
With respect to both the public funds and the insurance-dedicated funds, in the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of the separate account from participation in the funds that are involved in the conflict.
TRANSFERS

Transfers Among Investment Options. During the accumulation phase and the income phase, the contract holder, or you if permitted by the plan, may transfer amounts among investment options. Transfers from the Fixed Plus
Account are restricted as outlined in Appendix I and the contract. Transfers may be requested in writing, by telephone or, where available, electronically. Transfers must be made in accordance with the terms of the contract.

Value of Transferred Dollars. The value of amounts transferred in or out of subaccounts will be based on the subaccount unit values next determined after we receive your request in good order at the address listed in “Contract
Overview – Questions: Contacting the Company,” or if you are participating in the dollar cost averaging program, after your scheduled transfer.

PRO.130822-11	10

Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone or electronic transactions, (including, but not limited to, Internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:
•	Increased trading and transaction costs;
•	Forced and unplanned portfolio turnover;
•	Lost opportunity costs; and
•	Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners and participants.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:
•	Meets or exceeds our current definition of Excessive Trading, as defined below; or
•	Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products.

We currently define “Excessive Trading” as:
•	More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of
Excessive Trading; or
•	Six round-trips involving the same fund within a rolling twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:
•	Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
•	Transfers associated with scheduled dollar cost averaging, scheduled rebalancing, or scheduled asset allocation programs;
•	Purchases and sales of fund shares in the amount of $5,000 or less;
•	Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
•	Transactions initiated by us, another member of the ING family of companies, or a fund.

PRO.130822-11	11

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice
Response Unit (VRU), telephone calls to the ING Customer Service Center or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic
Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative, or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity, and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic
Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our
Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners, participants, and fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners and participants or, as applicable, to all contract owners and participants investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted
above.

PRO.130822-11	12

Limits Imposed by the Underlying Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations
(which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner and participant trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner and participant transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner and participant transactions, this information may include personal contract owner and participant information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner or participant’s transactions if the fund determines that the contract owner or participant has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or account value to the fund or all funds within the fund family.

The Dollar Cost Averaging Program. Certain contracts allow you to participate in our dollar cost averaging program. There is no additional charge for this service. Dollar cost averaging is a system of investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. Subaccount reallocations or changes outside of the dollar cost averaging may affect the program. Changes such as fund mergers, substitutions, or closures may also affect the program. For additional information about this program, contact your local representative or call the Company at the number listed in “Contract Overview – Questions: Contacting the Company.”

CONTRACT PURCHASE AND PARTICIPATION

Contracts Available for Purchase. The contracts available for purchase are group deferred variable annuity contracts that the Company offers in connection with plans established by eligible organizations under Tax Code sections 401(a) and 403(b), including Roth 403(b). Contributions to a Roth 403(b) account must be made by after-
tax salary reduction (to the extent allowed by the contract), exchange, or rollover paid to us on your behalf, as permitted by the Tax Code.

When considering whether to purchase or participate in the contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

Purchasing the Contract. To purchase the contract:
•	The contract holder submits the required forms and application to the Company; and
•	We approve the forms and issue a contract to the contract holder.

Participating in the Contract. To participate in the contract:
•	We provide you with enrollment materials for completion and return to us (occasionally enrollment is conducted by someone unaffiliated with us who is assisting the contract holder); and
•	If your enrollment materials are complete and in good order, we establish one or more accounts for you. Under certain plans we establish an employee account for contributions from your salary and an employer account for employer contributions. We will also establish a separate account for Roth 403(b) contributions.

PRO.130822-11	13

Acceptance or Rejection. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold purchase payments for longer periods with the permission of the contract holder. If we agree to do this, we will deposit the purchase payments in the ING Money Market Portfolio subaccount until the forms are completed (or for a maximum of 105 days). If we reject the application or enrollment, we will return the forms and any purchase payments.

Methods of Purchase Payment. The contract may allow one or more of the following purchase payment methods:
• Lump-sum payments - A one time payment to your account in the form of a transfer from a previous plan; and/or
• Installment payments - More than one payment made over time to your account.

The plan and the contract may have certain rules or restrictions that apply to use of these two methods. For example, we may require that installment payments meet certain minimums.

Allocation of Purchase Payments. The contract holder or you, if the contract holder permits, directs us to allocate initial contributions to the investment options available under the plan. Generally, you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. See “Investment Options” and “Transfers.”

Tax Code Restrictions. The Tax Code places some limitations on contributions to your account. See “Tax Considerations.”

Factors to Consider in the Purchase Decision. The decision to purchase or participate in the contract should be discussed with your financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:
•	Long-Term Investment – This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½;
•	Investment Risk – The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in;
•	Features and Fees – The fees for this contract reflect costs associated with the features and benefits it provides.
As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features; and
•	Exchanges – Replacing an existing insurance contract with this contract may not be beneficial to you. If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify any increased charges that might apply under this contract. Also, be sure to talk to your financial professional or a qualified tax adviser to make sure that the exchange will be handled so that it is tax-free.

Other Products. We and our affiliates offer various other products with different features and terms than these contracts, which may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact your registered representative. These alternative options may not be available under your plan.

PRO.130822-11	14

Transfer Credits. The Company may provide a transfer credit in certain circumstances. The transfer credit is a specified percentage of assets transferred, exchanged or rolled over into the contract from an investment provider not affiliated with the Company and is subject to state approval and certain time limitations and other conditions and restrictions as defined by the Company. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the contract, you will be provided with additional information specific to the contract. Any transfer credit will be allocated to and subject to the terms and conditions associated with the Fixed Plus Account.

CONTRACT OWNERSHIP AND RIGHTS

Who Owns the Contract? The contract holder. This is the person or entity to whom we issue the contract.

Who Owns Money Accumulated Under the Contract? Under the contract, we may establish one or more accounts for you. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. We will also set up a separate account to accept Roth 403(b)
after-tax salary contributions. You have the right to the value of your employee account and any employer account to the extent that you are vested under the plan as interpreted by the contract holder.

Who Holds Rights Under the Contract? The contract holder holds all rights under the contract. The contract holder may permit you to exercise some of those rights. For example, the contract holder may allow you to choose investment options. For additional information about the respective rights of the contract holder and participants, see
Appendix II.

RIGHT TO CANCEL

When and How to Cancel. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within 10 days (or a longer period if required by state law) after the contract holder’s receipt of the contract.

If you wish to cancel participation in the contract and are allowed to do so under the contract and the plan, you must send the document evidencing your participation and a written notice of cancellation to the Company within 10 days
(or a longer period if required by state law) after you receive confirmation of your participation in the contract.

Refunds. We will produce a refund no later than seven calendar days after we receive the required documents and written notice in good order at the address listed in “Contract Overview – Questions: Contacting the Company.” The
refund will equal amounts contributed to the contract or account(s), as applicable, plus any earnings or less any losses attributable to the investment options in which amounts were invested. Any mortality and expense risk charges and administrative expense charges (if any) deducted during the period you held the contract will not be returned. In certain states, we are required to refund contributions. When a refund of contributions is not required, the investor bears any investment risk.

PRO.130822-11	15

FEES
Types of Fees You may incur the following types of fees or charges under the contract:			The following repeats and adds to information provided in the “Fee Table” section. Please review both this section and the “Fee Table” section for information on fees. Transaction Fees
•	Transaction Fees	Redemption Fees

Certain funds may deduct redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

	>	Redemption Fees
•	Fees Deducted from the Subaccounts
	>	Mortality and Expense Risk Charge
	>	Administrative Expense Charge
•	Fund Fees and Expenses		Fees Deducted from the Subaccounts
•	Premium and Other Taxes		Mortality and Expense Risk Charge

Maximum Amount. 1.00% annually of your account value invested in the subaccounts during the accumulation phase, and 1.25% annually of your account value invested in the subaccounts during the income phase.

When/How. This fee is deducted daily from the subaccounts. We do not deduct this fee from the Fixed Plus Account.

Purpose. This fee compensates us for the mortality and expense risks we assume under the contracts, namely:
•	Mortality risks are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefits and other payments we make to owners or beneficiaries of the accounts; and
• Expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to earn a profit from this fee.

Reduction. We may reduce the mortality and expense risk charge from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder in writing. Some contracts have a reduced mortality and expense risk charge only during the accumulation phase of the account, which then increases during the income phase (but not beyond the maximum amount). Any reduction will reflect differences in expenses for administration based on such factors as:
•	The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);
•	The size of the prospective group, projected annual number of eligible participants and the program’s participation rate;
•	The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals, loans and available investment options, which in turn lowers administrative expenses);
•	The frequency, consistency and method of submitting payments and loan repayments;
•	The method and extent of onsite services we provide and the contract holder’s involvement in services such as enrollment and ongoing participant services;
•	The contract holder’s support and involvement in the communication, enrollment, participant education and other administrative services;
•	The projected frequency of distributions; and
•	The type and level of other factors that affect the overall administrative expenses related to the contract or the plan, or the Company’s reimbursement of any portion of the costs of the plan’s third party administrator, if applicable.

PRO.130822-11 16

We will determine any reduction of mortality and expense risk on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time.

Administrative Expense Charge

Maximum Amount. We currently do not impose this fee. However, we reserve the right to charge an administrative expense charge of up to 0.25% annually of your account value invested in the subaccounts.

When/How. If charged, this fee is deducted daily from the subaccounts. We will not deduct this fee from the Fixed
Plus Account. This fee may be assessed during the accumulation phase and the income phase. If we are imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply to you during the entire income phase.

Purpose. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense charge described above. The fee is not intended to exceed our average expected cost of administering the contracts.
We do not expect to earn a profit from this fee.

Reduction. If we charge the administrative expense charge, we may reduce it from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder, in writing. The level of the fee may be reassessed and increased or decreased at each contract anniversary as the characteristics of the group change.

Fund Fees and Expenses

As shown in the fund prospectuses and described in the “Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract holder services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Less expensive share classes of the funds offered through this contract may be available for investment outside of this contract. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

The Company may receive substantial revenue from each of the funds or from the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC, ING Investments, LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated funds may also be subadvised by a Company affiliate or by an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds

The revenue received by the Company from affiliated funds may be deducted from fund assets and may include:

  A share of the management fee;
  Service fees;
  For certain share classes, compensation from 12b-1 fees; and
  Other revenues that may be based either on an annual percentage of average net assets held in the fund by the
  Company or a percentage of the fund’s management fees.

PRO.130822-11	17

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The
Company may also receive additional compensation in the form of intercompany payments from an affiliated fund’s investment advisor or the investment advisor’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated funds provide the Company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

Revenue Received from Unaffiliated Funds

Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

The revenue received by the Company or its affiliates from unaffiliated funds may be deducted from fund assets and may include:

•	Service fees;
•	For certain share classes, compensation paid from 12b-1 fees; and
•	Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund’s prospectus. These additional payments may be used by us to finance distribution of the contract.

If the unaffiliated fund families currently offered through the contract that made payments to us were individually ranked according to the total amount they paid to the Company or its affiliates in 2010, in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:

•	Fidelity Investments®	•	Calvert Funds
•	American FundsSM	•	American Century Investments®
•	Franklin® Templeton® Investments	•	Neuberger Berman Management, Inc.
•	OppenheimerFunds, Inc.	•	Loomis Sayles Funds
•	Columbia Funds	•	BlackRock, Inc.
•	Lord Abbett Funds	•	Alger Funds
•	Pax World Funds	•	Ariel Mutual Funds
•	Invesco Investments	•	Artisan Funds
•	Pioneer Investments	•	Lazard Funds, Inc.
•	Amana Funds

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the Company or its affiliates in 2010, the affiliated funds would be first on the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in
Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to, co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel, and opportunities to host due diligence meetings for representatives and wholesalers.

PRO.130822-11                                                   18

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds. These funds are identified in the investment option list in the front of this prospectus.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See also “Contract Distribution.”

Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments. We will not deduct a charge for municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account.
See “Tax Considerations.”

YOUR ACCOUNT VALUE

During the accumulation phase, your account value at any given time equals:

  Account dollars directed to the Fixed Plus Account, including interest earnings to date; less
  Any deductions from the Fixed Plus Account (e.g. withdrawals); plus
  The current dollar value of amounts held in the subaccounts, which takes into account investment performance and fees deducted from the subaccounts.

Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in
“accumulation units” of the separate account subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “Accumulation Unit Value,” as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The value of accumulation units varies daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative expense charge (if any). We discuss these deductions in more detail in “Fee Table” and
“Fees.”

Valuation. We determine the AUV every business day after the close of the New York Stock Exchange (NYSE)
(normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

PRO.130822-11                                                                    19

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

•	The net assets of the fund held by the subaccount as of the current valuation; minus
•	The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
•	Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
•	The total value of the subaccount’s units at the preceding valuation; minus
•	A daily deduction for the mortality and expense risk charge and the administrative expense charge, if any. See “Fees.”

  The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the NYSE (normally at 4:00 p.m. Eastern Time), the applicable AUV’s are $10 for
Subaccount A, and $25 for Subaccount B. The investor’s account is credited with 300 accumulation units of subaccount A and 80 accumulation units of subaccount B.

$5,000 contribution			Step 1: An investor contributes $5,000.
Step 1 ||
ING Life Insurance and Annuity Company
	Step 2 ||		Step 2:
Variable Annuity Account I			• He directs us to invest $2,000 in Fund B. His dollars purchase 80 accumulation units of Subaccount B ($2,000 divided by the current $25 AUV).
Subaccount A 300 accumulation units	Subaccount B 80 accumulation units	Etc.
• He directs us to invest $3,000 in Fund A. His dollars purchase 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).
||	Step 3	||
Fund A		Fund B	Step 3: The separate account then purchases shares of the applicable funds at the current market value (net asset value or NAV).

The fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms, as described in “Contract Purchase and Participation.” Subsequent
purchase payments or transfers directed to the subaccounts that we receive in good order by the close of business of the NYSE will purchase subaccount accumulation units at the AUV computed after the close of the NYSE on that day. The value of subaccounts may vary day to day.

PRO.130822-11	20

WITHDRAWALS
Making a Withdrawal. Subject to limitations on withdrawals from the Fixed
Plus Account and other restrictions (see “Withdrawal Restrictions” in this section), the contract holder, or you if permitted by the plan, may withdraw all or a portion of your account value at any time during the accumulation phase.

Deductions for Taxes

Amounts withdrawn may
be subject to redemption
fees, tax penalties and
withholding. See “Fees –
Redemption Fees” and
“Tax Considerations.” To
determine which may
apply, refer to the
appropriate sections of
this prospectus, contact
your local representative
or call the Company at the
number listed in “Contract
Overview - Questions:
Contacting the Company.”

Steps for Making a Withdrawal. The contract holder, or you if permitted by the plan, must:

•	Select the withdrawal amount.
>	Full Withdrawal: You will receive, reduced by any required tax and redemption fees, your account value allocated to the subaccounts, plus the amount available for withdrawal from the Fixed Plus Account; or

>	Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required tax and redemption fees, the amount you specify, subject to the value available in your account. The amount available from the Fixed Plus Account may be limited; and

•	Select investment options. If not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value; and

•	Properly complete a disbursement form and submit it to the address listed in “Contract Overview – Questions: Contacting the Company.”

For a description of limitations on withdrawals from the Fixed Plus Account, see Appendix I.

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the NYSE (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value either:
•	As of the next valuation date after we receive a request for withdrawal in good order at the address listed in “Contract Overview – Questions: Contacting the Company”; or
•	On such later date as specified on the disbursement form.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements.
Normally, we will send your payment no later than seven calendar days following our receipt of your disbursement form in good order.

Reinvestment Privilege. The contracts allow the one-time use of a reinvestment privilege. Within 30 days after a full withdrawal, if allowed by law, you may elect to reinvest all or a portion of the proceeds. We must receive reinvested amounts within 60 days of the withdrawal. We will credit the account for the amount reinvested based on the subaccount values next computed following our receipt of your request and the amount to be reinvested. We will reinvest in the same investment options and proportions in place at the time of withdrawal. Seek competent advice regarding the tax consequences associated with reinvestment.

PRO.130822-11	21

Withdrawal Restrictions. Some plans may have other limits on withdrawals, other than or in addition to those listed below:

•	Section 403(b)(11) of the Tax Code prohibits withdrawals under 403(b) contracts prior to your death, disability, attainment of age 59½, severance from employment, or financial hardship, of the following:
	>	Salary reduction contributions made after December 31, 1988;
	>	Earnings on those contributions; and
>	Earnings on amounts held before 1989 and credited after December 31, 1988 (these amounts are not available for hardship withdrawals). Other withdrawals may be allowed as provided for under the Tax Code or regulations.
•	The contract may require that the contract holder certify that you are eligible for the distribution.

Effective January 1, 2009, 403(b) regulations impose restrictions on the distribution of 403(b) employer contributions under certain contracts. See “Tax Considerations –Taxation of Qualified Contracts – Distributions –
Eligibility – 403(b) and Roth 403(b) Plans.”

LOANS

Availability. If allowed by the contract and the plan, you may take out a loan from your account value during the accumulation phase. Loans are not available under contracts issued as Roth 403(b) annuities or from Roth 403(b)
accounts, and participant Roth accounts are excluded from the calculation of the amount available for loan. Some contracts restrict loans from your employer account. Loans are only allowed from amounts allocated to certain subaccounts and the Fixed Plus Account. Additional restrictions may apply under the Tax Code, your plan, or due to our administrative practices or those of a third party administrator selected by your plan sponsor, and loans may be subject to approval by the plan sponsor or its delegate. We reserve the right not to grant a loan request if the participant has an outstanding loan in default.

Requests. If you are eligible to obtain a loan, you may request one by properly completing the loan request form and submitting it to the address listed in “Contract Overview – Questions: Contacting the Company.” Read the
terms of the loan agreement before submitting any request.

Loan Interest. Interest will be applied on loan amounts. The difference between the rate applied and the rate credited on the loans under your contract is currently 2.5% (i.e., a 2.5% loan interest rate spread). We reserve the right to apply a loan interest rate spread of up to 3.0%.

SYSTEMATIC DISTRIBUTION OPTIONS
Availability of Systematic Distribution Options. These options may be exercised at any time during the accumulation phase of the contract. To exercise one of these options the account value must meet any minimum dollar amount and age criteria applicable to that option. To determine what systematic distribution options are available, check with the contract holder or the Company. The Company reserves the right to discontinue the availability of one or all of the systematic distribution options at any time, and/or to change the terms for future elections.

Systematic distribution options currently available under the contract include
the following:	Features of a Systematic
Distribution Option
If available under your plan,
a systematic distribution
option allows you to receive
regular payments from your
account without moving into
the income phase. By
remaining in the
accumulation phase, you
retain certain rights and
investment flexibility not
available during the income
phase. Because the account
remains in the accumulation
phase, all accumulation
phase charges continue to
apply.

•	Systematic Withdrawal Option (SWO). SWO is a series of partial withdrawals from your account based on a payment method you select. It is designed for those who want a periodic income while retaining accumulation phase investment flexibility for amounts accumulated under the account. (This option may not be available if you have an outstanding loan.); and

•	Estate Conservation Option (ECO). Also allows you to maintain the account in the accumulation phase and provides periodic payments designed to meet the Tax Code’s minimum distribution requirement.
Under ECO, the Company calculates the minimum distribution amount required by law at age 70½ (for certain plans, 70½ or retirement, if later)
and pays you that amount once a year.

PRO.130822-11	22

Other Systematic Distribution Options. Other systematic distribution options may be available from time to time.
Additional information relating to any of the systematic distribution options may be obtained from your local representative or by contacting us at the address listed in “Contract Overview – Questions: Contacting the
Company.”

Electing a Systematic Distribution Option. The contract holder, or you if permitted by the plan, may elect a systematic distribution option. For some contracts, the contract holder must provide the Company with certification that the distribution is in accordance with terms of the plan.

Terminating a Systematic Distribution Option. Once you elect a systematic distribution option, you may revoke it at any time through a written request to the address listed in “Contract Overview – Questions: Contacting the
Company.” Once revoked, an option may not be elected again until the next calendar year, nor may any other systematic distribution option be elected, unless the Tax Code permits it.

Tax Consequences. Withdrawals received through these options and revocations of elections may have tax consequences. See “Tax Considerations.”

DEATH BENEFIT
The contract provides a death benefit in the event of your death, which is payable to the beneficiary named under the contract (contract beneficiary). The contract holder must be named as the contract beneficiary, but may direct that we make any payments to the beneficiary you name under the plan (plan
beneficiary).	During the Income Phase This section provides information about the accumulation phase. For death benefit information applicable to the income phase, see “The Income Phase.”

During the Accumulation Phase

Payment Process:
• Following your death, the contract beneficiary (on behalf of the plan beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in good order;
• The payment request should include selection of a benefit payment option; and
•	Within seven calendar days after we receive proof of death acceptable to us and payment request in good order at the address listed in “Contract
Overview – Questions: Contacting the Company,” we will mail payment, unless otherwise requested.

Until one of the benefit payment options listed below is selected, account dollars will remain invested as at the time of your death, and no distributions will be made.

Benefit Payment Options. The following payment options are available, if allowed by the Tax Code:

  Lump-sum payment;
  Payment under an available income phase payment option (see “Income Phase – Payment Options”); or
  Payment under an available systematic distribution option (subject to certain limitations).

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing retained asset account that is backed by our general account. This account is not FDIC insured and can be accessed by the beneficiary through a draftbook feature. The beneficiary may access the entire death benefit proceeds at any time through the draftbook without penalty. Interest credited under this account may be less than you could earn if the lump-sum payment was invested outside of the contract. Additionally, interest credited on this account may be less than under other settlement options available through the contract, and the Company seeks to earn a profit on this account.

At the time of death benefit election, the beneficiary may elect to receive the death benefit proceeds directly by check rather than through the retained asset account draftbook feature by notifying us at the address shown in the
“Contract Overview - Questions: Contacting the Company” section of this prospectus.

The account value may also remain invested in the contract; however, the Tax Code limits how long the death benefit proceeds may be left in this option.

PRO.130822-11	23

Death Benefit Calculation. The death benefit will be based on your account value. The death benefit is calculated as of the next time we value your account following the date on which we receive proof of death and payment request in good order. In addition to this amount, some states require we pay interest on amounts invested in the
Fixed Plus Account, calculated from date of death at a rate specified by state law.

The contracts provide a guaranteed death benefit if the contract beneficiary (on behalf of the plan beneficiary, if applicable) elects a lump-sum distribution or an income phase payment option within six months of your death. The guaranteed death benefit is the greater of:

•	Your account value on the day that notice of death and request for payment are received in good order at the address listed in “Contract Overview – Questions: Contacting the Company”; or
•	The sum of payments (minus any applicable premium tax) made to your account, minus withdrawals made from your account and any outstanding loan amount.

Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties.
Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See “Tax Considerations” for additional information.

THE INCOME PHASE

During the income phase you receive payments from your accumulated account value.

Initiating Income Phase Payments. At least 30 days prior to the date you want to start receiving payments, the contract holder, or you if permitted by the plan, must notify us in writing of the following:

•	Start date;
•	Income phase payment option (see the income phase payment options table in this section);
•	Income phase payment frequency (i.e., monthly, quarterly, semi-annually or annually);
•	Choice of fixed or variable income phase payments;
•	Selection of an assumed net investment rate (only if variable income phase payments are elected); and
•	Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump-sum.

What Affects Income Phase Payment Amounts? Some of the factors that may affect income phase payment amounts include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any) selected, and whether you select variable or fixed payments.

Fixed Income Phase Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. Fixed payments will remain the same over time.

Variable Income Phase Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) selected. Some contracts may restrict the subaccounts available, the number of investment options to be selected and how many transfers, if any, are allowed among options during the income phase. For variable payments, an assumed net investment rate must be selected.

Income Phase Payments from Fixed Plus Account Values. If a nonlifetime income phase payment option is selected, payment of amounts held in the Fixed Plus Account during the accumulation phase may only be made on a fixed basis.

Assumed Net Investment Rate. If you select variable income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

PRO.130822-11	24

If you select a 3.5% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts you selected.

For more information about selecting an assumed net investment rate, request a copy of the SAI by calling us. See
“Contract Overview – Questions: Contacting the Company.”

Selecting an Increasing Payment. Under certain income phase payment options, if you select fixed payments, you may elect an increase of one, two, or three percent, compounded annually. The higher your percentage, the lower your initial income phase payment will be, while future payments will increase each year at a greater rate.

Generally, this feature is not available with cash refund payment options and nonlifetime options.

Charges Deducted:

•	When you select an income payment phase option (one of the options listed in the tables on the following page), a mortality and expense risk charge consisting of a daily deduction of 1.25% on an annual basis will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to earn a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options; and
•	We may also deduct a daily administrative charge from amounts held in the subaccounts. We are not currently deducting this charge, but reserve the right to do so in the future. The maximum amount is 0.25% on an annual basis of your account value invested in the subaccount. If we are imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply throughout the entire income phase.

Required Minimum Payment Amounts. The initial income phase payment or the annual income phase payment total must meet the minimums stated in the contract. If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us in good order and the payment request at the address listed in “Contract Overview – Questions: Contacting the Company.”

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing retained asset account that is backed by our general account. This account is not FDIC insured and can be accessed by the beneficiary through a draftbook feature. The beneficiary may access the entire death benefit proceeds at any time through the draftbook without penalty. Interest credited under this account may be less than you could earn if the lump-sum payment was invested outside of the contract. Additionally, interest credited on this account may be less than under other settlement options available through the contract, and the Company seeks to earn a profit on this account.

At the time of death benefit election, the beneficiary may elect to receive the death benefit proceeds directly by check rather than through the retained asset account draftbook feature by notifying us at the address shown in the
“Contract Overview - Questions: Contacting the Company” section of this prospectus.

Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the
Tax Code. See “Tax Considerations.”

Income Phase Payment Options

The following tables list the income phase payment options and accompanying death benefits that may be available under the contracts. Some contracts restrict the options and the terms available. Refer to your certificate or check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

PRO.130822-11                                                         25

Terms used in the Tables:
•	Annuitant - The person(s) on whose life expectancy the income phase payments are calculated; and.
•	Beneficiary - The person designated to receive the death benefit payable under the contract.

Lifetime Income Phase Payment Options
Life Income	Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made should the annuitant die prior to the second payment’s due date.
Death Benefit-None: All payments end upon the annuitant’s death.
Life Income- Guaranteed Payments*	Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice of 5 to 30 years, or as otherwise specified in the contract.
Death Benefit-Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will pay the beneficiary a lump-sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.
Life Income- Two Lives	Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment’s due date.
Continuing Payments:
• When you select this option you choose for 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or
• 100% of the payment to continue to the annuitant on the second annuitant’s death, and 50% of the payment to continue to the second annuitant on the annuitant’s death.
Death Benefit-None: All payments end after the death of both annuitants.
Life Income- Two Lives- Guaranteed Payments*	Length of Payments: For as long as either annuitant lives, with payments guaranteed for your choice of 5 to 30 years, or as otherwise specified in the contract.
Continuing Payments: 100% of the payment to continue to the surviving annuitant after the first death.
Death Benefit-Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, we will pay the beneficiary a lump-sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.
Life Income- Cash Refund Option (fixed payment only)	Length of Payments: For as long as the annuitant lives.
Death Benefit-Payment to the Beneficiary: Following the annuitant’s death, we will pay a lump-sum payment equal to the amount originally applied to the payment option (less any premium tax) and less the total amount of fixed income phase payments paid.
Life Income- Two Lives- Cash Refund Option (fixed payment only)	Length of Payments: For as long as either annuitant lives.
Continuing Payment: 100% of the payment to continue after the first death.
Death Benefit-Payment to the Beneficiary: When both annuitants die, we will pay a lump-sum payment equal to the amount applied to the income phase payment option (less any premium tax)
and less the total amount of fixed income phase payments paid.
Nonlifetime Income Phase Payment Options
Nonlifetime- Guaranteed Payments*	Length of Payments: Payments will continue for the number of years you choose, based on what is available under the contract. For amounts held in the Fixed Plus Account during the accumulation phase, the income phase payment must be on a fixed basis. In certain cases a lump-
sum payment may be requested at any time (see below).
Death Benefit-Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, any remaining guaranteed payments will continue to the beneficiary unless the beneficiary elects to receive the present value of the remaining guaranteed payments in a lump-sum.

*Guaranteed period payments may not extend beyond the shorter of your life expectancy or until you’re age 95.

Lump-Sum Payment: If the Nonlifetime-Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump-sum.
Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the address listed in “Contract Overview – Questions: Contacting the Company.”

Calculation of Lump-Sum Payments: If a lump-sum payment is available to a beneficiary or to you in the options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments, or the 3.5% or 5%
assumed net investment rate for variable payments).

PRO.130822-11	26

CONTRACT DISTRIBUTION

General. The Company’s subsidiary, ING Financial Advisers, LLC, serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the FINRA and the Securities Investor Protection
Corporation (“SIPC”). ING Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor,
Connecticut 06095-4774.

We sell the contracts through licensed insurance agents who are registered representatives of broker-dealers that have entered into selling agreements with ING Financial Advisers, LLC. We refer to these broker-dealers as
“distributors.” The following distributors are affiliated with the company and have entered into selling agreements with ING Financial Advisers, LLC for the sale of our variable annuity contracts:

•	ING Financial Partners, Inc.	•	Systematized Benefits Administrators, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract holders or the separate account, but instead is paid by us through ING
Financial Advisers, LLC. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Compensation Arrangements. Registered representatives who offer and sell the contracts may be paid a commission. The commissions paid on transferred assets and recurring payments made during the first year of the participant account range from 2% to 5%. After the first year of the participant account, renewal commissions up to
0.50% may be paid on recurring payments up to the amount of the previous year’s payments, and commissions of up to 2% may be paid on recurring payments in excess of this amount. In addition, the Company may pay an asset-
based commission ranging up to 0.30%.

Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 5% of total premium payments. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of
Company products. These other promotional incentives or payments may not be offered to all distributors, and may be limited only to ING Financial Partners, Inc. and other distributors affiliated with the Company.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with premium payments received for a limited time period, within the maximum commission rates noted above. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. These special compensation arrangements may also be limited only to ING Financial Partners, Inc. and other distributors affiliated with the Company. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if management personnel meet or exceed goals for sales of the contracts, or if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts, or which may be a flat dollar amount that varies based upon other factors, including management’s ability to meet or exceed service requirements, sell new contracts or retain existing contracts, or sell additional service features such as a common remitting program.

PRO.130822-11                                                     27

In addition to direct cash compensation for sales of contracts described above, through ING Financial Advisers,
LLC, we may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:
•	Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
•	Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;
•	Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;
•	Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;
•	Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and
•	Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses
(including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 distributors that, during 2010, received the most compensation, in the aggregate from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received.
•	LPL Financial Corporation	•	Cadaret, Grant & Co., Inc.
•	Symetra Investment Services, Inc.	•	Financial Telesis Inc./Jhw Financial Services Inc.
•	ING Financial Partners, Inc.	•	Lincoln Investment Planning, Inc.
•	American Portfolios Financial Services, Inc.	•	Wells Fargo & Company
•	NIA Securities, L.L.C.	•	Multi-Financial Securities Corporation
•	Morgan Stanley Smith Barney LLC	•	M Holdings Securities, Inc.
•	SagePoint Financial, Inc.	•	NRP Financial, Inc.
•	Valor Insurance Agency Inc.	•	UVEST Financial Services Group, Inc.
•	Lincoln Financial Group	•	Securities America, Inc.
•	Financial Network Investment Corporation	•	National Planning Corporation
•	Walnut Street Securities, Inc.®	•	Royal Alliance Associates, Inc.
•	NFP Securities, Inc.	•	Woodbury Financial Services, Inc.
•	Morgan Keegan and Company, Inc.
If the amounts paid to ING Financial Advisers, LLC, were included, ING Financial Advisers, LLC would be first on the list.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company, and may also provide a financial incentive to promote one of our contracts and/or services over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

PRO.130822-11		28

Third Party Compensation Arrangements. Please be aware that:
•	The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations;
•	The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request; and
•	At the direction of the contract holder, the Company may make payments to the contract holder, its representatives or third party service providers intended to defray or cover the costs of plan or program related administration.

TAX CONSIDERATIONS
Introduction

The contract described in this prospectus is designed to be treated as an annuity for U.S. federal income tax purposes. This section discusses our understanding of current federal income tax laws affecting the contract. The U.S. federal income tax treatment of the contract is complex and sometimes uncertain. You
should keep the following in mind when reading this section:		In this Section Introduction Taxation of Qualified Contracts Possible Changes in Taxation
•	Your tax position (or the tax position of the designated beneficiary, as applicable) may influence the federal taxation of amounts held or paid out under the contract;	Taxation of the Company
•	Tax laws change. It is possible that a change in the future could affect contracts issued in the past, including the contract described in this prospectus;	When consulting a qualified tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.
•	This section addresses some, but not all, applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions; and
•	No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.
We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the contract with tax-qualified retirement arrangements, and the Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a qualified tax adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the contract or any transactions involving the contract.

Types of Contracts: Qualified
The contract described in this prospectus is available for purchase on a tax-qualified basis (“qualified contracts”).

Qualified Contracts. Qualified contracts are designed for use by individuals and/or employers whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under sections 401(a) and
403(b) of the Tax Code. Employers or individuals intending to use the contract with such plans should seek qualified legal advice.

Roth Accounts. Tax Code section 402A allows employees of certain private employers offering 403(b) plans to contribute after-tax salary contributions to a Roth 403(b) account. Roth accounts provide for tax-free distributions, subject to certain conditions and restrictions. If permitted under the plan for which the contract is issued, we will set up one or more accounts for you under the contract for Roth after-tax contributions and the portion of any transfer or rollover attributable to such amounts.

PRO.130822-11                                                                  29

Taxation of Qualified Contracts

Eligible Retirement Plans and Programs. The contract may be purchased with the following retirement plans and programs to accumulate retirement savings:

•	Section 401(a) of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees;
•	Section 403(b) of the Tax Code allows employees of certain Tax Code section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement;

Special Considerations for Section 403(b) Plans. In addition to being offered as an investment option under the contract, shares of certain funds are also offered for sale directly to the general public. A list of these funds is provided in the “Investment Options” section of this prospectus under the heading “Additional Risks of Investing in the Funds - Public Funds.” In order to qualify for favorable tax treatment under Tax Code section 403(b), a contract must be considered an “annuity.” In Revenue Procedure 99-44, the IRS concluded that it will treat a contract as an annuity for federal income tax purposes under Tax Code section 403(b), notwithstanding that contract premiums are invested at the contract owner’s direction in publicly available securities. This treatment will be available provided no additional tax liability would have been incurred if the contribution was paid into a trust or a custodial account in an arrangement that satisfied the requirements of Tax Code section 401(a) or 403(b)(7)(A). We believe that the contract satisfies the requirements set forth in Revenue Procedure 99-44 and will therefore be treated as an annuity for tax purposes, notwithstanding the fact that investments may be made in publicly available securities. However, the exact nature of the requirements of Revenue Procedure 99-44 are unclear, and you should consider consulting with a qualified tax adviser before electing to invest in a fund that is offered for sale to the general public through a contract issued in relation to a 403(b) plan.

Revenue Procedure 99-44 does not specifically address the use of publicly available securities in annuity contracts designed for use as a Roth 403(b). However, we believe that under this analysis such investment should not impact the treatment of such contracts as annuity contracts for purposes of Tax Code section 403(b). You should consider consulting with a qualified tax adviser before electing to invest in a fund that is offered for sale to the general public through a contract issued in relation to a Roth 403(b) account.

Taxation

The tax rules applicable to owners of qualified contracts vary according to the type of qualified contract and the specific terms and conditions of the qualified contract. The ultimate effect of federal income taxes on the amounts held under a qualified contract, or on income phase payments from a qualified contract, depends on the type of qualified contract or program and your tax position. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from:

  Contributions in excess of specified limits;
  Distributions before age 59½ (subject to certain exceptions);
  Distributions that do not conform to specified commencement and minimum distribution rules; and
  Other specified circumstances.

Some qualified plans and programs are subject to additional distribution or other requirements that are not incorporated into the contract described in this prospectus. No attempt is made to provide more than general information about the use of the contract with qualified plans and programs. Contract holders, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans and programs may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the language of the contract, unless we consent to be so bound.

Generally, contract holders, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek qualified legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

PRO.130822-11                                                                 30

Tax Deferral. Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. We provide general information on these requirements for certain plans below. You should consult with a qualified tax adviser in connection with contributions to a qualified contract.

401(a), 403(b), and Roth 403(b) Plans. The total annual contributions (including pre-tax and Roth 403(b) after-tax contributions) by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or
$49,000 (as indexed for 2011). Compensation means your compensation for the year from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section
402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 403(b) or Roth 403(b) plan to generally no more than $16,500. Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

With the exception of the Roth 403(b) contributions, purchase payments to your account(s) will generally be excluded from your gross income only if the plan meets certain nondiscrimination requirements, as applicable. Roth
403(b) salary reduction contributions are made on an after-tax basis.

Catch-up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a 403(b) or Roth 403(b) plan of a governmental employer who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

•	$5,500; or
•	The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Additional catch-up provisions may be available. For advice on using a catch-up provision, please consult with a qualified tax adviser.

Distributions - General

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from a contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

401(a) and 403(b) Plans. Distributions from these plans are taxed as received unless one of the following is true:

•	The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional or Roth IRA in accordance with the Tax Code;
•	You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
•	The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

A distribution is an eligible rollover distribution unless it is:
•	Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of ten years or more;
•	A required minimum distribution under Tax Code section 401(a)(9);
•	A hardship withdrawal;
•	Otherwise excludable from income; or
•	Not recognized under applicable regulations as eligible for rollover.

PRO.130822-11                                                                31

10% Penalty Tax. The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a 401(a) or 403(b) plan unless certain exceptions, including one or more of the following, have occurred:

•	You have attained age 59½;
•	You have become disabled, as defined in the Tax Code;
•	You have died and the distribution is to your beneficiary;
•	You have separated from service with the sponsor at or after age 55;
•	The distribution amount is rolled over into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;
•	You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;
•	The distribution is made due to an IRS levy upon your plan;
•	The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”); or
•	The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006.

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax
Code may provide other exceptions or impose other penalty taxes in other circumstances.

Qualified Distributions - Roth 403(b). A partial or full distribution of purchase payments to a Roth 403(b) account and earnings credited on those purchase payments (or of in-plan rollover amounts and earnings credited on those amounts, as described in the “In-Plan Roth Rollovers” section below) will be excludable from income if it is a qualified distribution. A “qualified distribution” from a Roth 403(b) account is defined as a distribution that meets the following requirements:

•	The distribution occurs after the five-year taxable period measured from the earlier of:
	>	The first taxable year you made a designated Roth contribution to any designated Roth account established for you under the same applicable retirement plan as defined in Tax Code section 402A;
>	If a rollover contribution was made from a designated Roth account previously established for you under another applicable retirement plan, the first taxable year for which you made a designated Roth contribution to such previously established account; or
	>	The first taxable year in which you made an in-plan Roth rollover of vested non-Roth amounts otherwise eligible for distribution under the same plan; and
•	The distribution occurs after you attain age 59½, die with payment being made to your beneficiary, or become disabled as defined in the Tax Code.

A distribution from a Roth account that is not a qualified distribution is includible in gross income under the Tax
Code in proportion to your investment in the contract (basis) and earnings on the contract.

Distributions - Eligibility

401(a) Pension Plans. Subject to the terms of your 401(a) pension plan, distributions may only occur upon your:

•	Retirement;
•	Death;
•	Disability;
•	Severance from employment;
•	Attainment of normal retirement age;
•	Attainment of age 62 under a phased retirement provision if available under your plan as described in the Pension Protection Act of 2006; or
•	In some instances, termination of the plan.

Such distributions remain subject to other applicable restrictions under the Tax Code.

PRO.130822-11                                                         32

403(b) and Roth 403(b) Plans. Distribution of certain salary reduction contributions and earnings on such contributions restricted under Tax Code section 403(b)(11) may only occur upon your:

•	Death;
•	Attainment of age 59½;
•	Severance from employment;
•	Disability;
•	Financial hardship; or
•	Met other circumstances as allowed by federal law, regulations or rulings.

Such distributions remain subject to other applicable restrictions under the Tax Code.

Effective January 1, 2009 and for any contracts or participant accounts established on or after that date, 403(b)
regulations prohibit the distribution of amounts attributable to employer contributions before the earlier of your severance from employment or prior to the occurrence of some event as provided under your employer’s plan, such as after a fixed number of years, the attainment of a stated age, or a disability.

If the Company agrees to accept amounts exchanged from a Tax Code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section 403(b)(7)(A)(ii).

Lifetime Required Minimum Distributions (401(a), 403(b) and Roth 403(b) Plans)

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. These rules dictate the following:

•	Start date for distributions;
•	The time period in which all amounts in your contract(s) must be distributed; and
•	Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless:

•	Under 401(a) plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70½; or
•	Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age
75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986 balance.

Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

•	Over your life or the joint lives of you and your designated beneficiary; or
•	Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with
Tax Code section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Further information regarding required minimum distributions may be found in your contract or certificate.

Required Distributions upon Death (401(a), 403(b) and Roth 403(b) Plans)

Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract or certificate.

PRO.130822-11                                                               33

If your death occurs on or after the date you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section
401(a)(9) provides specific rules for calculating the minimum required distributions after your death.

If your death occurs before the date you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2010, your entire balance must be distributed to the designated beneficiary by December 31, 2015. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:

•	Over the life of the designated beneficiary; or
•	Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

•	December 31 of the calendar year following the calendar year of your death; or
•	December 31 of the calendar year in which you would have attained age 70½.

No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract holder’s death.

Withholding

Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient’s tax status.

401(a), 403(b), Roth 403(b) Plans. Generally, distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, any withholding is governed by
Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status.

In-Plan Roth Rollovers

Tax Code section 403(b) plans may add a “qualified Roth contribution program,” under which employees can forego the current exclusion from gross income for elective deferrals, in exchange for the future exclusion of the distribution of the deferrals and any earnings thereon. That is, participants may elect to make non-excludable contributions to “designated Roth accounts” (instead of making excludable contributions) - and to exclude from gross income (if certain conditions are met) distributions from these accounts (instead of having distributions included in gross income).

If permitted under the plan for which the contract is issued and provided the plan offers an applicable Roth account
(a Roth 403(b)) account), vested non-Roth amounts otherwise eligible for distribution may be rolled over into a corresponding Roth account within the same plan. The Tax Code provides that, generally, an in-plan rollover to a
Roth account is taxable and includable in gross income in the year the rollover occurs, just as if the amount were distributed and not rolled into a qualified account. Amounts rolled-over into an in-plan Roth account cannot subsequently be converted back into a non-Roth account.

A partial or full distribution of in-plan Roth rollover amounts and earnings credited on those amounts (or of purchase payments made by salary reduction to a Roth account and earnings credited on those purchase payments, as described above) will be excludable from income if it is a qualified distribution as defined in the “Qualified
Distributions - Roth 403(b)” section above.

PRO.130822-11                                                                               34

In-plan Roth rollovers are not subject to the 10% additional tax on early distributions under Code section 72(t) that would normally apply to distributions from a 403(b) plan to the extent such amounts are attributable to rollovers from a 401(a) or 403(b) plan. However, a special recapture rule applies when a plan distributes any part of the in-
plan Roth rollover within a five-year taxable period, making the distribution subject to the 10% additional tax on early distributions under Tax Code section 72(t) unless an exception to this tax applies or the distribution is allocable to any nontaxable portion of the in-plan Roth rollover. The five-year taxable period begins January 1 of the year of the in-plan Roth rollover and ends on the last day of the fifth year of the period. This special recapture rule does not apply when the participant rolls over the distribution to another designated Roth account or to a Roth IRA but does apply to a subsequent distribution from the rolled over account or Roth IRA within the five-year taxable period.

The tax rules associated with Roth accounts and in-plan Roth rollovers can be complex and you should seek qualified legal and tax advice regarding your particular situation.

Assignment and Other Transfers

401(a), 403(b) and Roth 403(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

•	A plan participant as a means to provide benefit payments;
•	An alternate payee under a QDRO in accordance with Tax Code section 414(p); or
•	The Company as collateral for a loan.

Same-Sex Marriages

Pursuant to section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Tax Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. In some states, to the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any contract holder’s spouse.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a qualified tax adviser with respect to legislative developments and their effect on the contract.

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. Variable Annuity Account C is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the
Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account, and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation thereof may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

PRO.130822-11                                                               35

OTHER TOPICS

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that will allow us to verify the identity of the sponsoring organization and that contributions and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require customers, and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of payments or loan repayments (traveler’s cheques, cashier's checks, bank drafts, bank checks and treasurer's checks, for example) or restrict the amount of certain forms of payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Performance Reporting

We may advertise different types of historical performance for the subaccounts including:

•	Standardized average annual total returns; and
•	Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent month-end, one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained.

We include all recurring charges during each period (e.g., mortality and expense risk charges and administrative expense charges (if any)).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except non-standardized returns may also include monthly, quarterly, year-to-
date and three-year periods, and may include returns calculated from the fund’s inception date and/or the date the fund was added to the separate account.

PRO.130822-11                                                           36

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Generally, under contracts issued in connection with section 403(b), Roth
403(b) or 401(a) plans, you have a fully vested interest in the value of your employee account, and in your employer account to the extent of your vested percentage in the plan. Therefore, under such plans you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts:

•	During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund; and
•	During the income phase the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

Contract Modification

We may change the contract as required by federal or state law. We will notify you in writing of any changes.

We reserve the right to amend the contract to include any future changes required to maintain the contract (and the
Roth 403(b) account) as a designated Roth 403(b) annuity contract (or Roth 403(b) account) under the Tax Code, regulations, IRS Rulings and requirements.

We may change the tables for determining the amount of income phase payments attributable only to contributions accepted after the effective date of the change, without contract holder consent. Such a change will not become effective earlier than twelve months after (1) the effective date of the contract, or (2) the effective date of a previous change. We will notify the contract holder in writing at least 30 days before the effective date of the change. We may not make contract changes which adversely affect the annuity benefits attributable to contributions already made to the contract.

Legal Proceedings

We are not aware of any pending legal proceedings that involve the variable account as a party.

The company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business.
Due to the climate in insurance and business litigation/arbitration, suits against the company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the company’s operations or financial position.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING Financial Advisers, LLC is not involved in any legal proceeding that, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

PRO.130822-11                                                                37

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:
•	On any valuation date when the NYSE is closed (except customary weekend and holiday closings), or when trading on the NYSE is restricted;
•	When an emergency exists as determined by the SEC so that disposal of securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable for us fairly to determine the value of the subaccount’s assets; or
•	During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Transfer of Ownership; Assignment

An assignment of a contract will only be binding on us if it is made in writing and sent to us at the address listed in
“Contract Overview – Questions: Contacting the Company.” We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Account Termination

Where allowed by state law, we reserve the right to terminate an individual account if the account value is less than
$3,500 and this value is not due to negative investment performance. We will notify you or the contract holder 90 days prior to terminating the account.

Intent to Confirm Quarterly

We will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

Page
• General Information and History	2
• Variable Annuity Account I	2
• Offering and Purchase of Contracts	3
• Income Phase Payments	3
• Sales Material and Advertising	4
• Experts	5
• Financial Statements of the Separate Account	S-1
• Consolidated Financial Statements of ING Life Insurance and Annuity Company	C-1

You may request an SAI by calling us at the number listed in “Contract Overview – Questions: Contacting the Company.”

PRO.130822-11	38

APPENDIX I FIXED PLUS ACCOUNT

The Fixed Plus Account is an investment option available during the accumulation phase.

Amounts allocated to the Fixed Plus Account are held in the Company’s general account which supports insurance and annuity obligations.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Plus Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus
Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

Certain Restrictions. We reserve the right to limit investment in or transfers to the Fixed Plus Account. You may not elect certain withdrawal options, including the systematic distribution option, if you have requested a Fixed Plus
Account transfer or withdrawal in the prior 12-month period. Under certain emergency conditions, we may defer payment of a withdrawal from the Fixed Plus Account for a period of up to six months or as provided by federal law.

Interest Rates. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Plus
Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Requests for Partial Withdrawals. The contract holder or you, if permitted by the plan, may take up to 20% of the
Fixed Plus Account value as a partial withdrawal in each twelve (12) month period. We determine the amount eligible for partial withdrawal as of the date we receive a request for partial withdrawal in good order at the address listed in “Contract Overview – Questions: Contacting the Company.” The amount allowed for partial withdrawal is reduced by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option.

Waiver of Partial Withdrawal Limits. We waive the 20% limit if the partial withdrawal is due to the election of an income phase payment option. We also waive the 20% limit for withdrawals due to your death before income phase payments begin. The waiver upon death may only be exercised once, must occur within six months after your date of death and must be made proportionally from all subaccounts and the Fixed Plus Account in which the account was invested.

Additionally, we may allow other waivers of the percentage limit on partial withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate/enrollment materials.

PRO.130822-11                                                             39

Requests for Full Withdrawals. If the contract holder or you, if allowed by the plan, request a full withdrawal of your account value, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments equal to:

•	One-fifth of the Fixed Plus Account value on the day the request is received in good order, reduced by any
Fixed Plus Account withdrawals, transfers or amounts used to fund income phase payments or loans made during the prior 12 months;
•	One-fourth of the remaining Fixed Plus Account value 12 months later;
•	One-third of the remaining Fixed Plus Account value 12 months later;
•	One-half of the remaining Fixed Plus Account value 12 months later; and
•	The balance of the Fixed Plus Account value 12 months later.

Once we receive a request for a full withdrawal, no further withdrawals, loans or transfers will be permitted from the
Fixed Plus Account. A full withdrawal may be canceled at any time before the end of the five-payment period.

Waiver of Full Withdrawal Provisions. We will waive the Fixed Plus Account five-installment payout for full withdrawals made due to one or more of the following:

•	Due to your death during the accumulation phase; or
•	Due to the election of an income phase payment option; or
•	When the Fixed Plus Account value is $3,500 or less and no withdrawals, transfers, loans or elections of income phase payment options have been made from the account within the prior 12 months.

Additionally, we will waive the five-payment full withdrawal provision due to one or more of the following:

•	Due to financial hardship as defined by the Tax Code and regulations thereunder, if all of the following conditions are met:
	>	The hardship is certified by the employer;
	>	The amount is paid directly to you; and
>	The amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed
10% of the average value of your account(s) and all other accounts under the relevant contract during that same period;
•	Due to your separation from service with the employer, provided that all the following apply:
>	The withdrawal is due to your separation from service with your employer. Although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of the Fixed Plus Account partial withdrawal provision unless the severance from employment would otherwise have qualified as a separation from service under prior IRS guidance;
	>	The employer certifies that you have separated from service;
	>	The amount withdrawn is paid directly to you; and
>	The amount paid for all partial and full withdrawals due to separation from service during the previous 12-
month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period; or
•	If we terminate your account based on our right to do so for accounts below $3,500.

Additionally, we may allow other waivers of the five installment payout for full withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate/enrollment materials.

Charges. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks.
We consider these risks when determining the credited rate.

PRO.130822-11                                                                40

Transfers. The contract holder or you, if allowed by the plan, may transfer 20% of your account value held in the
Fixed Plus Account in each rolling 12-month period. We determine the amount eligible for transfer on the day we receive a transfer request in good order at the address listed in “Contract Overview – Questions: Contacting the
Company.” We will reduce amounts allowed for transfer by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options during the prior 12 months. We also reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account is $1,000 or less.

Income Phase. Amounts accumulating under the Fixed Plus Account can be transferred to subaccounts to fund lifetime variable payments during the income phase. The contracts do not permit Fixed Plus Account values to fund nonlifetime income options with variable payments. Availability of subaccounts may vary during the income phase.

Contract Loans. If permitted under the plan, loans may be made from account values held in the Fixed Plus
Account. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account values are used for a loan.

Transfer Credits. The Company may provide a transfer credit in certain circumstances. The transfer credit is a specified percentage of assets transferred, exchanged or rolled over into the contract from an investment provider not affiliated with the Company and is subject to state approval and certain time limitations and other conditions and restrictions as defined by the Company. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the contract, you will be provided with additional information specific to the contract. Any transfer credit will be allocated to and subject to the terms and conditions associated with the Fixed Plus Account.

PRO.130822-11                                                           41

APPENDIX II PARTICIPANT APPOINTMENT OF EMPLOYER AS AGENT UNDER AN ANNUITY CONTRACT

The employer has adopted a plan under Internal Revenue Code Sections 403(b) (including Roth 403(b)) or 401(a)
(“Plan”) and has purchased an ING Life Insurance and Annuity Company (“Company”) group variable annuity contract (“Contract”) as the funding vehicle. Contributions under this Plan will be made by the participant through salary reduction to an Employee Account, and by the employer to an Employer Account.

By electing to participate in the employer’s Plan, the participant voluntarily appoints the employer, who is the
Contract Holder, as the participant’s agent for the purposes of all transactions under the Contract in accordance with the terms of the Plan. The Company is not a party to the Plan and does not interpret the Plan provisions.

As a participant in the Plan, the participant understands and agrees to the following terms and conditions:

•	The participant owns the value of his/her Employee Account subject to the restrictions of Sections 403(b)
(including Roth 403(b)), or 401(a) and the terms of the Plan. Subject to the terms of the vesting schedule in the
Plan and the restrictions of Sections 403(b) or 401(a), the participant has ownership in the value of his/her
Employer Account;
•	The Company will process transactions only with the employer’s written direction to the Company. The participant will be bound by the employer’s interpretation of the Plan provisions and its written direction to the
Company;
•	The employer may permit the participant to make investment selections under the Employee Account and/or the
Employer Account directly with the Company under the terms of the Contract. Without the employer’s written permission, the participant will be unable to make any investment selections under the Contract; and
•	On behalf of the participant, the employer may request a loan in accordance with the terms of the Contract and the provisions of the Plan. The Company will make payment of the loan amount directly to the participant. The participant will be responsible for making repayments directly to the Company in a timely manner.
•	In the event of the participant’s death, the employer is the named Beneficiary under the terms of the Contract.
The participant has the right to name a personal Beneficiary as determined under the terms of the Plan and file that Beneficiary election with the employer. It is the employer’s responsibility to direct the Company to properly pay any death benefits.

PRO.130822-11                                                   42

APPENDIX III DESCRIPTION OF UNDERLYING FUNDS

List of Fund Name Changes

Current Fund Name	Former Fund Name
ING Columbia Small Cap Value II Portfolio	ING Columbia Small Cap Value Portfolio
ING Invesco Van Kampen Comstock Portfolio	ING Van Kampen Comstock Portfolio
ING Invesco Van Kampen Equity and Income Portfolio	ING Van Kampen Equity and Income Portfolio
ING Invesco Van Kampen Growth and Income Portfolio	ING Van Kampen Growth and Income Portfolio
Oppenheimer Main Street Small- & Mid-Cap Fund® /VA	Oppenheimer Main Street Small Cap Fund® /VA

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.
Fund prospectuses may be obtained free of charge at the address and telephone number listed in “Contract
Overview – Questions,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund's summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through your contract, please see the cover page.

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Alger Green Fund	Seeks long-term capital appreciation.

Investment Adviser: Fred Alger Management, Inc.

Amana Growth Fund	Seeks long-term capital growth.

Investment Adviser: Saturna Capital Corporation

Amana Income Fund	Seeks current income and preservation of capital.

Investment Adviser: Saturna Capital Corporation

American Century® Inflation-Adjusted Bond Fund	Seeks to provide total return and inflation protection
consistent with investments in inflation-indexed
Investment Adviser: American Century Investment	securities.
Management, Inc.

PRO.130822-11	43

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Ariel Fund	Seeks long-term capital appreciation.

Investment Adviser: Ariel Investments, LLC
Artisan International Fund	Seeks maximum long-term capital growth.

Investment Adviser: Artisan Partners Limited
Partnership

Aston/Optimum Mid Cap Fund	Seeks long-term total return through capital
appreciation by investing primarily in common and
Investment Adviser: Aston Asset Management LP	preferred stocks and convertible securities.

Subadviser: Optimum Investment Advisors, LLC

BlackRock Mid Cap Value Opportunities Fund	Seeks capital appreciation and, secondarily, income by
investing in securities, primarily equity securities that
Investment Adviser: BlackRock Advisors, LLC	Fund management believes are undervalued and
therefore represent an investment value
Subadviser: BlackRock Investment Management,
LLC

Calvert VP SRI Balanced Portfolio	A non-diversified portfolio that seeks to achieve a
competitive total return through an actively managed
Investment Adviser: Calvert Investment	portfolio of stocks, bonds and money market
Management, Inc. (effective 04.30.11)	instruments which offer income and capital growth
opportunity and which satisfy the investment criteria,
Subadvisers: (equity portion of Portfolio): New	including financial, sustainability and social
Amsterdam Partners LLC	responsibility factors.

Calvert Investment Management, Inc. manages fixed-
income portion of Portfolio and handles allocation of
assets and Portfolio Managers for the Portfolio.

Columbia Diversified Equity Income Fund	Seeks to provide shareholders with a high level of
current income and, as a secondary objective steady
Investment Adviser: Columbia Management	growth of capital growth.
Investment Advisers, LLC

Columbia Mid Cap Value Fund	Seeks long-term capital appreciation.

Investment Adviser: Columbia Management
Investment Advisers, LLC

EuroPacific Growth Fund®	Seeks to provide long-term growth of capital.

Investment Adviser: Capital Research and
Management CompanySM

PRO.130822-11	44

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Fidelity® VIP Contrafund® Portfolio	Seeks long-term capital appreciation.

Investment Adviser: Fidelity Management &
Research Company (“FMR”)

Subadvisers: FMR Co., Inc. and other affiliates of
FMR

Fidelity® VIP Equity-Income Portfolio	Seeks reasonable income. Also considers the potential
for capital appreciation. Seeks to achieve a yield which
Investment Adviser: Fidelity Management &	exceeds the composite yield on the securities
Research Company (“FMR”)	comprising the S&P 500 Ò Index.

Subadvisers: FMR Co., Inc. and other affiliates of
FMR

Fidelity® VIP Growth Portfolio	Seeks to achieve capital appreciation.

Investment Adviser: Fidelity Management &
Research Company (“FMR”)

Subadvisers: FMR Co., Inc. and other affiliates of
FMR

Franklin Small Cap Value Securities Fund	Seeks long-term total return. The Fund normally invests
at least 80% of its net assets in investments of small
Investment Adviser: Franklin Advisory Services,	capitalization companies.
LLC

Fundamental InvestorsSM	Seeks to achieve long-term growth of capital and
income.
Investment Adviser: Capital Research and
Management CompanySM

ING American Century Small-Mid Cap Value	Seeks long-term capital growth; income is a secondary
Portfolio	objective.

Investment Adviser: Directed Services LLC

Subadviser: American Century Investment
Management, Inc.

ING Artio Foreign Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: Artio Global Management, LLC

ING Balanced Portfolio	Seeks total return consisting of capital appreciation
(both realized and unrealized) and current income; the
Investment Adviser: ING Investments, LLC	secondary investment objective is long-term capital
appreciation.
Subadviser: ING Investment Management Co.

PRO.130822-11	45

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
ING Baron Small Cap Growth Portfolio	Seeks capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: BAMCO, Inc.
ING BlackRock Health Sciences Opportunities	Seeks long-term capital growth.
Portfolio
Investment Adviser: Directed Services LLC
Subadviser: BlackRock Advisors, LLC
ING BlackRock Large Cap Growth Portfolio	Seeks long-term growth of capital.
Investment Adviser: Directed Services LLC
Subadviser: BlackRock Investment Management,
LLC
ING BlackRock Science and Technology	Seeks long-term capital appreciation.
Opportunities Portfolio
Investment Adviser: ING Investments, LLC
Subadviser: BlackRock Advisors, LLC
ING Clarion Global Real Estate Portfolio	Seeks high total return consisting of capital appreciation
and current income.
Investment Adviser: ING Investments, LLC
Subadviser: ING Clarion Real Estate Securities
LLC
ING Clarion Real Estate Portfolio	A non-diversified portfolio that seeks total return
including capital appreciation and current income.
Investment Adviser: Directed Services LLC
Subadviser: ING Clarion Real Estate Securities LLC
ING Columbia Small Cap Value II Portfolio	Seeks long-term growth of capital.
Investment Adviser: Directed Services LLC
Subadviser: Columbia Management Investment
Advisers, LLC
ING Davis New York Venture Portfolio	Seeks long-term growth of capital.
Investment Adviser: Directed Services LLC
Subadviser: Davis Selected Advisers, L.P.

PRO.130822-11	46

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
ING FMRSM Diversified Mid Cap Portfolio*	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: Fidelity Management & Research
Company

* FMRSM is a service mark of Fidelity Management &
Research Company
ING Global Bond Portfolio	Seeks to maximize total return through a combination
of current income and capital appreciation.
Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co.
ING Growth and Income Portfolio	Seeks to maximize total return through investments in a
diversified portfolio of common stocks and securities
Investment Adviser: ING Investments, LLC	convertible into common stocks. It is anticipated that
capital appreciation and investment income will both be
Subadviser: ING Investment Management Co.	major factors in achieving total return.
ING Index Plus LargeCap Portfolio	Seeks to outperform the total return performance of the
S&P 500 Index, while maintaining a market level of
Investment Adviser: ING Investments, LLC	risk.

Subadviser: ING Investment Management Co.
ING Index Plus MidCap Portfolio	Seeks to outperform the total return performance of the
Standard & Poor’s MidCap 400 Index, while
Investment Adviser: ING Investments, LLC	maintaining a market level of risk.

Subadviser: ING Investment Management Co.
ING Index Plus SmallCap Portfolio	Seeks to outperform the total return performance of the
Standard & Poor’s SmallCap 600 Index, while
Investment Adviser: ING Investments, LLC	maintaining a market level of risk.

Subadviser: ING Investment Management Co.
ING Index Solution Income Portfolio	Seeks to provide a combination of total return and
stability of principal consistent with an asset allocation
Investment Adviser: Directed Services LLC	targeted to retirement.

Subadviser: Investment Committee
ING Index Solution 2015 Portfolio	Until the day prior to its Target Date, the Portfolio seeks
to provide total return consistent with an asset
Investment Adviser: Directed Services LLC	allocation targeted at retirement in approximately 2015.
On the Target Date, the Portfolio’s investment objective
Subadviser: Investment Committee	will be to seek to provide a combination of total return
and stability of principal consistent with an asset
allocation targeted to retirement.

PRO.130822-11	47

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
ING Index Solution 2025 Portfolio	Until the day prior to its Target Date, the Portfolio seeks
to provide total return consistent with an asset
Investment Adviser: Directed Services LLC	allocation targeted at retirement in approximately 2025.
On the Target Date, the Portfolio’s investment objective
Subadviser: Investment Committee	will be to seek to provide a combination of total return
and stability of principal consistent with an asset
allocation targeted to retirement.

ING Index Solution 2035 Portfolio	Until the day prior to its Target Date, the Portfolio seeks
to provide total return consistent with an asset
Investment Adviser: Directed Services LLC	allocation targeted at retirement in approximately 2035.
On the Target Date, the Portfolio’s investment objective
Subadviser: Investment Committee	will be to seek to provide a combination of total return
and stability of principal consistent with an asset
allocation targeted to retirement.

ING Index Solution 2045 Portfolio	Until the day prior to its Target Date, the Portfolio seeks
to provide total return consistent with an asset
Investment Adviser: Directed Services LLC	allocation targeted at retirement in approximately 2045.
On the Target Date, the Portfolio’s investment objective
Subadviser: Investment Committee	will be to seek to provide a combination of total return
and stability of principal consistent with an asset
allocation targeted to retirement.

ING Index Solution 2055 Portfolio	Until the day prior to its Target Date, the Portfolio seeks
to provide total return consistent with an asset
Investment Adviser: Directed Services LLC	allocation targeted at retirement in approximately 2055.
On the Target Date, the Portfolio’s investment objective
Subadviser: Investment Committee	will be to seek to provide a combination of total return
and stability of principal consistent with an asset
allocation targeted to retirement.

ING Intermediate Bond Portfolio	Seeks to maximize total return consistent with
reasonable risk. The Portfolio seeks its objective
Investment Adviser: ING Investments, LLC	through investments in a diversified portfolio consisting
primarily of debt securities. It is anticipated that capital
Subadviser: ING Investment Management Co.	appreciation and investment income will both be major
factors in achieving total return.

PRO.130822-11	48

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
ING International Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of a widely accepted
Investment Adviser: ING Investments, LLC	international index.
Subadviser: ING Investment Management Co.
ING International Value Portfolio	Seeks long-term capital appreciation.
Investment Adviser: ING Investments, LLC
Subadviser: ING Investment Management Co.
ING Invesco Van Kampen Comstock Portfolio	Seeks capital growth and income.
Investment Adviser: Directed Services LLC
Subadviser: Invesco Advisers, Inc.
ING Invesco Van Kampen Equity and Income	Seeks total return, consisting of long-term capital
Portfolio	appreciation and current income.
Investment Adviser: Directed Services LLC
Subadviser: Invesco Advisers, Inc.
ING Invesco Van Kampen Growth and Income	Seeks long-term growth of capital and income.
Portfolio
Investment Adviser: Directed Services LLC
Subadviser: Invesco Advisers, Inc.
ING Janus Contrarian Portfolio	A non-diversified portfolio that seeks capital
appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Janus Capital Management, LLC
ING JPMorgan Emerging Markets Equity Portfolio	Seeks capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: J.P. Morgan Investment Management
Inc.
ING JPMorgan Mid Cap Value Portfolio	Seeks growth from capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: J.P. Morgan Investment Management
Inc.

PRO.130822-11	49

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
ING JPMorgan Small Cap Core Equity Portfolio	Seeks capital growth over the long term.
Investment Adviser: Directed Services LLC
Subadviser: J.P. Morgan Investment Management
Inc.
ING Large Cap Growth Portfolio	Seeks long-term capital growth.
Investment Adviser: Directed Services LLC
Subadviser: ING Investment Management Co.
ING Large Cap Value Portfolio	Seeks long-term growth of capital and current income.
Investment Adviser: Directed Services LLC
Subadviser: ING Investment Management Co.
ING Marsico Growth Portfolio	Seeks capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Marsico Capital Management, LLC
ING MFS Utilities Portfolio	Seeks total return.
Investment Adviser: Directed Services LLC
Subadviser: Massachusetts Financial Services
Company
ING MidCap Opportunities Portfolio	Seeks long-term capital appreciation.
Investment Adviser: ING Investments, LLC
Subadviser: ING Investment Management Co.
ING Money Market Portfolio*	Seeks to provide high current return, consistent with
preservation of capital and liquidity, through investment
Investment Adviser: ING Investments, LLC	in high-quality money market instruments while
maintaining a stable share price of $1.00.
Subadviser: ING Investment Management Co.
* There is no guarantee that the ING Money Market
Subaccount will have a positive or level return.
ING Oppenheimer Global Portfolio	Seeks capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: OppenheimerFunds, Inc.

PRO.130822-11	50

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
ING PIMCO High Yield Portfolio	Seeks maximum total return, consistent with
preservation of capital and prudent investment
Investment Adviser: Directed Services LLC	management.
Subadviser: Pacific Investment Management
Company LLC
ING PIMCO Total Return Portfolio	Seeks maximum total return, consistent with capital
preservation and prudent investment management.
Investment Adviser: Directed Services LLC
Subadviser: Pacific Investment Management
Company LLC
ING Pioneer Fund Portfolio	Seeks reasonable income and capital growth.
Investment Adviser: Directed Services LLC
Subadviser: Pioneer Investment Management, Inc.
ING Pioneer High Yield Portfolio	Seeks to maximize total return through income and
capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Pioneer Investment Management, Inc.
ING Pioneer Mid Cap Value Portfolio	Seeks capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Pioneer Investment Management, Inc.
ING RussellTM Large Cap Growth Index Portfolio	A non-diversified Portfolio that seeks investment results
(before fees and expenses) that correspond to the total
Investment Adviser: ING Investments, LLC	return of the Russell Top 200® Growth Index.
Subadviser: ING Investment Management Co.
ING RussellTM Large Cap Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell Top 200®
Investment Adviser: ING Investments, LLC	Index.
Subadviser: ING Investment Management Co.
ING RussellTM Mid Cap Growth Index Portfolio	A non-diversified Portfolio that seeks investment results
(before fees and expenses) that correspond to the total
Investment Adviser: ING Investments, LLC	return of the Russell Midcap® Growth Index.
Subadviser: ING Investment Management Co.

PRO.130822-11	51

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
ING RussellTM Mid Cap Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell Midcap®
Investment Adviser: ING Investments, LLC	Index.

Subadviser: ING Investment Management Co.
ING RussellTM Small Cap Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell 2000®
Investment Adviser: ING Investments, LLC	Index.

Subadviser: ING Investment Management Co.
ING Small Company Portfolio	Seeks growth of capital primarily through investment in
a diversified portfolio of common stocks of companies
Investment Adviser: ING Investments, LLC	with smaller market capitalizations.

Subadviser: ING Investment Management Co.
ING SmallCap Opportunities Portfolio	Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co.
ING Solution Growth Portfolio	Seeks to provide capital growth through a diversified
asset allocation strategy.
Investment Adviser: Directed Services LLC

Subadviser: Investment Committee
ING Solution Income Portfolio	Seeks to provide a combination of total return and
stability of principal consistent with an asset allocation
Investment Adviser: Directed Services LLC	targeted to retirement.

Subadviser: Investment Committee
ING Solution Moderate Portfolio	Seeks to provide a combination of total return and
stability of principal through a diversified asset
Investment Adviser: Directed Services LLC	allocation strategy.

Subadviser: Investment Committee
ING Solution 2015 Portfolio	Until the day prior to its Target Date, the Portfolio seeks
to provide total return consistent with an asset
Investment Adviser: Directed Services LLC	allocation targeted at retirement in approximately 2015.
On the Target Date, the Portfolio’s investment objective
Subadviser: Investment Committee	will be to seek to provide a combination of total return
and stability of principal consistent with an asset
allocation targeted to retirement.

PRO.130822-11	52

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
ING Solution 2025 Portfolio	Until the day prior to its Target Date, the Portfolio seeks
to provide total return consistent with an asset
Investment Adviser: Directed Services LLC	allocation targeted at retirement in approximately 2025.
On the Target Date, the Portfolio’s investment objective
Subadviser: Investment Committee	will be to seek to provide a combination of total return
and stability of principal consistent with an asset
allocation targeted to retirement.

ING Solution 2035 Portfolio	Until the day prior to its Target Date, the Portfolio seeks
to provide total return consistent with an asset
Investment Adviser: Directed Services LLC	allocation targeted at retirement in approximately 2035.
On the Target Date, the Portfolio’s investment objective
Subadviser: Investment Committee	will be to seek to provide a combination of total return
and stability of principal consistent with an asset
allocation targeted to retirement.

ING Solution 2045 Portfolio	Until the day prior to its Target Date, the Portfolio seeks
to provide total return consistent with an asset
Investment Adviser: Directed Services LLC	allocation targeted at retirement in approximately 2045.
On the Target Date, the Portfolio’s investment objective
Subadviser: Investment Committee	will be to seek to provide a combination of total return
and stability of principal consistent with an asset
allocation targeted to retirement.

ING Solution 2055 Portfolio	Until the day prior to its Target Date, the Portfolio seeks
to provide total return consistent with an asset
Investment Adviser: Directed Services LLC	allocation targeted at retirement in approximately 2055.
On the Target Date, the Portfolio’s investment objective
Subadviser: Investment Committee	will be to seek to provide a combination of total return
and stability of principal consistent with an asset
allocation targeted to retirement.

ING Strategic Allocation Conservative Portfolio	Seeks to provide total return (i.e., income and capital
growth, both realized and unrealized) consistent with
Investment Adviser: ING Investments, LLC	preservation of capital.

Subadviser: ING Investment Management Co.

ING Strategic Allocation Growth Portfolio	Seeks to provide capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co.

ING Strategic Allocation Moderate Portfolio	Seeks to provide total return (i.e., income and capital
appreciation, both realized and unrealized).
Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co.

PRO.130822-11	53

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
ING T. Rowe Price Capital Appreciation Portfolio	Seeks, over the long-term, a high total investment
return, consistent with the preservation of capital and
Investment Adviser: Directed Services LLC	prudent investment risk.
Subadviser: T. Rowe Price Associates, Inc.
ING T. Rowe Price Diversified Mid Cap Growth	Seeks long-term capital appreciation.
Portfolio
Investment Adviser: Directed Services LLC
Subadviser: T. Rowe Price Associates, Inc.
ING T. Rowe Price Equity Income Portfolio	Seeks substantial dividend income as well as long-term
growth of capital.
Investment Adviser: Directed Services LLC
Subadviser: T. Rowe Price Associates, Inc.
ING T. Rowe Price Growth Equity Portfolio	Seeks long-term capital growth, and secondarily,
increasing dividend income.
Investment Adviser: Directed Services LLC
Subadviser: T. Rowe Price Associates, Inc.
ING T. Rowe Price International Stock Portfolio	Seeks long-term growth of capital.
Investment Adviser: Directed Services LLC
Subadviser: T. Rowe Price Associates, Inc.
ING Templeton Foreign Equity Portfolio	Seeks long-term capital growth.
Investment Adviser: Directed Services LLC
Subadviser: Templeton Investment Counsel, LLC
ING Templeton Global Growth Portfolio	Seeks capital appreciation. Current income is only an
incidental consideration.
Investment Adviser: Directed Services LLC
Subadviser: Templeton Global Advisors Limited
ING Thornburg Value Portfolio	Seeks long-term capital appreciation, and secondarily
current income.
Investment Adviser: Directed Services LLC
Subadviser: Thornburg Investment Management,
Inc.

PRO.130822-11	54

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
ING UBS U.S. Large Cap Equity Portfolio	Seeks long-term growth of capital and future income.
Investment Adviser: Directed Services LLC
Subadviser: UBS Global Asset Management
(Americas) Inc.
ING U.S. Bond Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of the Barclays Capital
Investment Adviser: ING Investments, LLC	U.S. Aggregate Bond Index.
Subadviser: Neuberger Berman Fixed Income LLC
ING U.S. Stock Index Portfolio	Seeks total return.
Investment Adviser: Directed Services LLC
Subadviser: ING Investment Management Co
Invesco Mid Cap Core Equity Fund	Seeks long-term growth of capital.
Investment Adviser: Invesco Advisers, Inc.
Invesco V.I. Capital Appreciation Fund	Seeks long-term growth of capital.
Investment Adviser: Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund	Seeks long-term growth of capital.
Investment Adviser: Invesco Advisers, Inc.
Lazard U.S. Mid Cap Equity Portfolio	Seeks long-term capital appreciation.
Investment Adviser: Lazard Asset Management
LLC
Loomis Sayles Small Cap Value Fund	Seeks long-term capital growth from investment in
common stocks or other equity securities.
Investment Adviser: Loomis, Sayles & Company,
L.P.
Lord Abbett Series Fund – Mid-Cap Value Portfolio	Seeks capital appreciation through investments,
primarily in equity securities, which are believed to be
Investment Adviser: Lord, Abbett & Co. LLC	undervalued in the marketplace.
(Lord Abbett)

PRO.130822-11	55

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Neuberger Berman Socially Responsive Fund®	Seeks long-term growth of capital by investing
primarily in securities of companies that meet the
Investment Adviser: Neuberger Berman	fund’s financial criteria and social policy.
Management LLC

Subadviser: Neuberger Berman LLC

New Perspective Fund®	Seeks to provide long-term growth of capital. Future
income is a secondary objective.
Investment Adviser: Capital Research and
Management CompanySM

Oppenheimer Developing Markets Fund	Aggressively seeks capital appreciation.

Investment Adviser: OppenheimerFunds, Inc.

Oppenheimer Main Street Small- & Mid-Cap	Seeks capital appreciation.
Fund® /VA

Investment Adviser: OppenheimerFunds, Inc.

Pax World Balanced Fund	Seeks income and conservation of principal and
secondarily long-term growth of capital.
Investment Adviser: Pax World Management LLC

PIMCO VIT – Real Return Portfolio	Seeks maximum real return, consistent with
preservation of real capital and prudent investment
Investment Adviser: Pacific Investment	management.
Management Company LLC (PIMCO)

Pioneer Emerging Markets VCT Portfolio	Seeks long-term growth of capital.

Investment Adviser: Pioneer Investment
Management, Inc.

Pioneer High Yield VCT Portfolio	Seeks to maximize total return through a combination
of income and capital appreciation.
Investment Adviser: Pioneer Investment
Management, Inc.

SMALLCAP World Fund®	Seeks to provide long-term growth of capital.

Investment Adviser: Capital Research and
Management CompanySM

Templeton Global Bond Fund	Current income with capital appreciation and growth of
income.
Investment Adviser: Franklin Advisers, Inc.

PRO.130822-11	56

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
The Bond Fund of AmericaSM	Seeks to provide as high a level of current income as is
consistent with the preservation of capital.
Investment Adviser: Capital Research and
Management CompanySM

The Growth Fund of America®	Seeks to provide growth of capital.

Investment Adviser: Capital Research and
Management CompanySM

Wanger International	Seeks long-term capital appreciation.

Investment Adviser: Columbia Wanger Asset
Management, LLC

Wanger Select	A non-diversified fund that seeks long-term capital
appreciation.
Investment Adviser: Columbia Wanger Asset
Management, LLC

Wanger USA	Seeks long-term capital appreciation.

Investment Adviser: Columbia Wanger Asset
Management, LLC

Washington Mutual Investors FundSM	Seeks to produce current income and to provide an
opportunity for growth of principal consistent with
Investment Adviser: Capital Research and	sound common stock investing.
Management CompanySM

Wells Fargo Advantage Special Small Cap Value	Seeks long-term capital appreciation.
Fund

Investment Adviser: Wells Fargo Funds
Management, LLC

Subadviser: Wells Capital Management Incorporated

PRO.130822-11	57

APPENDIX IV CONDENSED FINANCIAL INFORMATION
Except for subaccounts which did not commence operations as of December 31, 2010, the following table gives (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account I available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2010, the "Value at beginning of period" shown is the value at first date of investment. Portfolio name changes after December 31, 2010 are not reflected in the following information.

(Selected data for annuity units outstanding throughout each period)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
CALVERT SOCIAL BALANCED PORTFOLIO (Funds were first received in this option during January 2002)
Value at beginning of period	$9.83	$7.93	$11.66	$11.46	$10.64	$10.17	$9.49	$8.03	$9.18
Value at end of period	$10.91	$9.83	$7.93	$11.66	$11.46	$10.64	$10.17	$9.49	$8.03
Number of accumulation units outstanding at end of period	0	0	0	30	30	30	30	30	61
EUROPACIFIC GROWTH FUND® (Funds were first received in this option during September 2006)
Value at beginning of period	$15.82	$11.48	$19.51	$16.58	$15.19
Value at end of period	$17.13	$15.82	$11.48	$19.51	$16.58
Number of accumulation units outstanding at end of period	1,075,415	902,428	685,325	464,941	241,926
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$13.19	$9.81	$17.24	$14.81	$13.39	$11.57	$10.12	$7.95	$8.863	$9.827
Value at end of period	$15.30	$13.19	$9.81	$17.24	$14.81	$13.39	$11.57	$10.12	$7.95	$8.863
Number of accumulation units outstanding at end of period	677,213	507,248	372,183	228,180	57,522	3,967	4,192	3,463	3,465	463
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$10.90	$8.46	$14.90	$14.82	$12.45	$11.88	$10.76	$8.34	$10.142	$9.897
Value at end of period	$12.43	$10.90	$8.46	$14.90	$14.82	$12.45	$11.88	$10.76	$8.34	$10.142
Number of accumulation units outstanding at end of period	859,891	855,409	703,277	3,261	3,016	2,796	3,178	2,969	2,692	582
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$6.93	$5.46	$10.43	$8.30	$7.84	$7.49	$7.32	$5.56	$8.039	$9.861
Value at end of period	$8.52	$6.93	$5.46	$10.43	$8.30	$7.84	$7.49	$7.32	$5.56	$8.039
Number of accumulation units outstanding at end of period	0	0	0	2	935	1,966,369	1,805,324	1,539,832	1,058,748	597,344
ING BALANCED PORTFOLIO
Value at beginning of period	$10.95	$9.28	$13.03	$12.47	$11.45	$11.09	$10.24	$8.70	$9.80	$10.334
Value at end of period	$12.37	$10.95	$9.28	$13.03	$12.47	$11.45	$11.09	$10.24	$8.70	$9.80
Number of accumulation units outstanding at end of period	1,159,219	1,241,138	1,218,053	1,328,886	1,266,957	1,182,664	964,011	751,614	545,332	324,320
ING BARON SMALL CAP GROWTH PORTFOLIO (Funds were first received in this option during September 2006)
Value at beginning of period	$14.45	$10.79	$18.55	$17.66	$16.17
Value at end of period	$18.09	$14.45	$10.79	$18.55	$17.66
Number of accumulation units outstanding at end of period	189,219	146,037	88,341	63,515	14,256
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO (Funds were first received in this option during April 2007)
Value at beginning of period	$8.15	$6.30	$10.42	$10.67
Value at end of period	$9.16	$8.15	$6.30	$10.42
Number of accumulation units outstanding at end of period	54	54	54	54
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES PORTFOLIO
Value at beginning of period	$4.55	$3.01	$5.05	$4.28	$4.03	$3.65	$3.73	$2.59	$4.454	$5.841
Value at end of period	$5.34	$4.55	$3.01	$5.05	$4.28	$4.03	$3.65	$3.73	$2.59	$4.454
Number of accumulation units outstanding at end of period	705,501	673,073	555,975	541,079	492,300	475,983	416,542	321,624	167,312	88,611

CFI 1

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$7.74	$6.00	$9.72	$9.14	$8.09	$7.55	$7.04	$5.64	$7.593	$9.029
Value at end of period	$8.75	$7.74	$6.00	$9.72	$9.14	$8.09	$7.55	$7.04	$5.64	$7.593
Number of accumulation units outstanding at end of period	457	4,597	4,599	4,597	4,598	4,557	4,529	4,757	4,650	4,547
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$8.20	$6.72	$10.82	$10.40	$9.17	$8.79	$8.03	$6.43	$8.275	$9.676
Value at end of period	$9.25	$8.20	$6.72	$10.82	$10.40	$9.17	$8.79	$8.03	$6.43	$8.275
Number of accumulation units outstanding at end of period	1,264	1,249	1,207	0	627	1,711,200	1,475,682	1,245,690	850,722	375,985
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$16.58	$12.72	$20.57	$19.70	$18.18	$16.52	$14.31	$10.92	$12.542	$12.315
Value at end of period	$20.02	$16.58	$12.72	$20.57	$19.70	$18.18	$16.52	$14.31	$10.92	$12.542
Number of accumulation units outstanding at end of period	902,695	818,453	696,873	643,905	531,906	421,352	5,142	4,399	4,082	3,089
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$15.16	$12.27	$18.65	$20.09	$17.83	$16.73	$13.85	$10.27	$11.953	$11.542
Value at end of period	$18.44	$15.16	$12.27	$18.65	$20.09	$17.83	$16.73	$13.85	$10.27	$11.953
Number of accumulation units outstanding at end of period	416	359	286	461	319	202	190	2,688	2,690	2,643
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during March 2004)
Value at beginning of period	$15.00	$13.58	$14.99	$14.28	$13.86	$13.57	$13.36
Value at end of period	$16.32	$15.00	$13.58	$14.99	$14.28	$13.86	$13.57
Number of accumulation units outstanding at end of period	297,836	249,437	174,260	141,448	56,892	35,543	16,962
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during March 2004)
Value at beginning of period	$13.32	$10.58	$18.66	$16.62	$12.97	$11.97	$10.55
Value at end of period	$13.51	$13.32	$10.58	$18.66	$16.62	$12.97	$11.97
Number of accumulation units outstanding at end of period	0	0	0	4	15,380	53,226	11,178
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$5.66	$4.32	$7.18	$7.37	$6.75	$6.12	$5.63	$4.12	$6.425	$8.678
Value at end of period	$6.97	$5.66	$4.32	$7.18	$7.37	$6.75	$6.12	$5.63	$4.12	$6.425
Number of accumulation units outstanding at end of period	4,110	2,998	1,629	2,002	1,455	2,726	2,161	2,518	1,441	542
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$12.21	$12.29	$12.09	$11.62	$11.19	$10.97	$10.96	$10.97	$10.908	$10.756
Value at end of period	$12.12	$12.21	$12.29	$12.09	$11.62	$11.19	$10.97	$10.96	$10.97	$10.908
Number of accumulation units outstanding at end of period	632,358	594,664	654,193	386,918	260,969	178,194	161,923	186,027	265,123	49,508
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.75	$8.50	$14.39	$13.64	$11.68	$10.01
Value at end of period	$13.50	$11.75	$8.50	$14.39	$13.64	$11.68
Number of accumulation units outstanding at end of period	1,334,885	1,373,947	1,321,011	1,445,095	1,418,957	1,355,024
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$11.67	$9.70	$11.59	$10.77	$10.03	$9.85
Value at end of period	$13.39	$11.67	$9.70	$11.59	$10.77	$10.03
Number of accumulation units outstanding at end of period	679,633	701,265	589,920	491,714	373,287	322,826
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2010)
Value at beginning of period	$14.63
Value at end of period	$15.11
Number of accumulation units outstanding at end of period	272,450

CFI 2

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING SMALLCAP OPPORTUNITIES PORTFOLIO (Funds were first received in this option during December 2005)
Value at beginning of period	$8.26	$6.37	$9.82	$9.01	$8.08	$8.25
Value at end of period	$10.83	$8.26	$6.37	$9.82	$9.01	$8.08
Number of accumulation units outstanding at end of period	4,740	4,536	73	755	408	99
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$16.37	$12.96	$18.99	$18.11	$15.66	$14.35	$12.67	$9.31	$12.246	$11.894
Value at end of period	$20.16	$16.37	$12.96	$18.99	$18.11	$15.66	$14.35	$12.67	$9.31	$12.246
Number of accumulation units outstanding at end of period	1,066,905	1,002,964	876,466	843,761	791,870	710,431	559,666	420,712	239,998	60,753
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (Funds were first received in this option during May 2010)
Value at beginning of period	$12.18
Value at end of period	$13.73
Number of accumulation units outstanding at end of period	342,777
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO (Funds were first received in this option during February 2002)
Value at beginning of period	$10.66	$7.53	$13.16	$12.10	$10.78	$10.26	$9.42	$7.27	$9.11
Value at end of period	$12.33	$10.66	$7.53	$13.16	$12.10	$10.78	$10.26	$9.42	$7.27
Number of accumulation units outstanding at end of period	128,947	87,478	35,551	26,577	8,781	5,635	5,632	5,631	5,629
ING U.S. STOCK INDEX PORTFOLIO (Funds were first received in this option during September 2006)
Value at beginning of period	$10.54	$8.44	$13.55	$13.00	$12.08
Value at end of period	$11.98	$10.54	$8.44	$13.55	$13.00
Number of accumulation units outstanding at end of period	1,483,379	1,524,761	1,428,915	1,525,492	1,423,439
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (Funds were first received in this option during September 2005)
Value at beginning of period	$11.29	$9.29	$12.25	$11.95	$10.71	$10.66
Value at end of period	$12.55	$11.29	$9.29	$12.25	$11.95	$10.71
Number of accumulation units outstanding at end of period	100	78	55	36	20	6
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO (Funds were first received in this option during February 2008)
Value at beginning of period	$10.62	$8.66	$11.94
Value at end of period	$11.83	$10.62	$8.66
Number of accumulation units outstanding at end of period	356	243	109
INVESCO V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$6.97	$5.82	$10.22	$9.21	$8.75	$8.12	$7.69	$6.00	$8.012	$10.549
Value at end of period	$7.97	$6.97	$5.82	$10.22	$9.21	$8.75	$8.12	$7.69	$6.00	$8.012
Number of accumulation units outstanding at end of period	0	0	0	0	423	1,269	1,014	1,523	953	443
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$9.21	$7.25	$10.48	$9.80	$8.48	$8.13	$7.54	$6.12	$7.32	$9.582
Value at end of period	$9.99	$9.21	$7.25	$10.48	$9.80	$8.48	$8.13	$7.54	$6.12	$7.32
Number of accumulation units outstanding at end of period	684,394	709,070	623,556	673,263	646,954	337,443	345,326	334,093	264,677	174,013
LORD ABBETT SERIES FUND GROWTH AND INCOME PORTFOLIO (Funds were first received in this option during January 2009)
Value at beginning of period	$10.27	$7.56
Value at end of period	$11.94	$10.27
Number of accumulation units outstanding at end of period	3	3
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND® (Funds were first received in this option during June 2010)
Value at beginning of period	$8.94
Value at end of period	$10.78
Number of accumulation units outstanding at end of period	35,186

CFI 3

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (Funds were first received in this option during April 2007)
Value at beginning of period	$10.93	$8.05	$13.08	$14.44
Value at end of period	$13.36	$10.93	$8.05	$13.08
Number of accumulation units outstanding at end of period	120	120	120	120
PIMCO VIT REAL RETURN PORTFOLIO (Funds were first received in this option during October 2006)
Value at beginning of period	$12.86	$10.97	$11.93	$10.90	$10.89
Value at end of period	$13.77	$12.86	$10.97	$11.93	$10.90
Number of accumulation units outstanding at end of period	35	35	35	35	35
THE GROWTH FUND OF AMERICA® (Funds were first received in this option during September 2006)
Value at beginning of period	$11.87	$8.91	$14.77	$13.45	$12.62
Value at end of period	$13.19	$11.87	$8.91	$14.77	$13.45
Number of accumulation units outstanding at end of period	2,475,763	2,382,442	1,899,083	1,786,449	1,537,845

CFI 4

FOR MASTER APPLICATIONS ONLY

I hereby acknowledge receipt of Variable Annuity Account I Retirement Master prospectus dated
April 29, 2011, as well as all current prospectuses pertaining to the variable investment options available under the contracts.

_____ Please send a Variable Annuity Account I Statement of Additional Information (Form No. SAI.130822-11) dated April 29, 2011.
_____ Please send the most recent annual and/or quarterly report of ING Life Insurance and Annuity Company.

CONTRACT HOLDER’S SIGNATURE

DATE

PRO.130822-11

PART B

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY

Statement of Additional Information dated April 29, 2011
Retirement Master
This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account I (the “separate account”) dated April 29, 2011.
A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:
ING USFS Customer Service Defined Contribution Administration P.O. Box 990063 Hartford, CT 06199-0063
1-800-262-3862
Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the “Company”, “we”, “us”, “our”) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to
January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly
Participating Annuity Life Insurance Company organized in 1954).

Prior to January 1, 2006, the contracts described in the prospectus were issued by ING Insurance
Company of America (“IICA”), a direct, wholly owned subsidiary of the Company. On December 31,
2005, IICA merged with and into the Company, and the Company assumed responsibility for IICA's obligations under the contracts. IICA was a life insurance company organized under the insurance laws of the State of Connecticut in 1990 and redomesticated under the insurance laws of the State of Florida on
January 5, 2000. Prior to January 1, 2002, IICA was known as Aetna Insurance Company of America.

The Company is an indirect wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management and is a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at One Orange Way, Windsor,
Connecticut 06095-4774.

The Company serves as the depositor for the separate account.

Other than the mortality and expense risk charge and administrative expense charge, if any, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company.
However, the Company does receive compensation for certain administrative costs or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “Fees” in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian.
However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT I

Variable Annuity Account I is a separate account established by IICA for the purpose of funding variable annuity contracts issued by the Company. In connection with the merger of IICA with and into the
Company, Variable Annuity Account I was transferred to the Company on December 31, 2005. The separate account retained its name, Variable Annuity Account I. The separate account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company
Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contract.
We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the funds.

SAI.130822-11	2

OFFERING AND PURCHASE OF CONTRACTS

The Company’s subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-
dealer with the SEC. ING Financial Advisers, LLC is also a member of the Financial Industry Regulatory
Authority and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, CT 06095-4774. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial
Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING
Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “Contract
Ownership and Rights” and “Your Account Value.”

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending
December 31, 2010, 2009 and 2008 amounted to $297,448.85, $340,218.89 and $340,358.46, respectively. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account I.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first payment is due. Such value (less any applicable premium tax) is applied to provide payments to you in accordance with the payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first payment for each $1,000 of value applied. When you select variable income payments, your account value purchases annuity units of the separate account subaccounts corresponding to the funds you select. The number of annuity units purchased is based on your account value and the value of each unit on the day the annuity units are purchased. Thereafter, the variable payments fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum).
Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing
(a) by (b), where (a) is the amount of the first payment based on a particular investment option, and (b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation to the next (see “Your Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

SAI.130822-11	3

EXAMPLE:
Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the annuity table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1000 of value applied; the annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an annuity unit for the valuation on which the first payment was due was
$13.400000. When this value is divided into the first monthly payment, the number of annuity units is determined to be 20.414. The value of this number of annuity units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30
(to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity
Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of
$13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts.

We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit. We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow
Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s
Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar’s Variable
Annuity/Life Performance Report and Lipper’s Variable Insurance Products Performance Analysis
Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the assets classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals.

SAI.130822-11	4

From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

EXPERTS

The statements of assets and liabilities of Variable Annuity Account I as of December 31, 2010, and the
related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated financial statements of ING Life Insurance and Annuity Company as of
December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard, Atlanta, GA 30308.

SAI.130822-11	5

iliacvaaipart1.htm - Generated by SEC Publisher for SEC Filing

FINANCIAL STATEMENTS
Variable Annuity Account I of
ING Life Insurance and Annuity Company
Year ended December 31, 2010
with Report of Independent Registered Public Accounting Firm

S-1

This page intentionally left blank.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Financial Statements
Year ended December 31, 2010

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements

Statements of Assets and Liabilities	3
Statements of Operations	16
Statements of Changes in Net Assets	30
Notes to Financial Statements	47

This page intentionally left blank.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ING Life Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of the investment divisions (the
“Divisions”) constituting Variable Annuity Account I of ING Life Insurance and Annuity Company (the
“Account”) as of December 31, 2010, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

Calvert Variable Series, Inc.:	ING Money Market Portfolio:
Calvert VP SRI Balanced Portfolio	ING Money Market Portfolio - Class I
EuroPacific Growth Fund®:	ING Partners, Inc.:
EuroPacific Growth Fund® - Class R-4	ING Baron Small Cap Growth Portfolio - Service Class
Federated Insurance Series:	ING Legg Mason ClearBridge Aggressive Growth Portfolio -
Federated Capital Appreciation Fund II - Primary Shares	Initial Class
Federated Capital Income Fund II	ING Oppenheimer Global Portfolio - Initial Class
Federated Clover Value Fund II - Primary Shares	ING Oppenheimer Global Strategic Income Portfolio - Initial
Federated Equity Income Fund II	Class
Federated Fund for U.S. Government Securities II	ING PIMCO Total Return Portfolio - Service Class
Federated High Income Bond Fund II - Primary Shares	ING Pioneer High Yield Portfolio - Initial Class
Federated International Equity Fund II	ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Federated Kaufmann Fund II - Primary Shares	Initial Class
Federated Mid Cap Growth Strategies Fund II	ING T. Rowe Price Growth Equity Portfolio - Initial Class
Federated Prime Money Fund II	ING Templeton Foreign Equity Portfolio - Initial Class
Fidelity® Variable Insurance Products:	ING Thornburg Value Portfolio - Initial Class
Fidelity® VIP Equity-Income Portfolio - Initial Class	ING UBS U.S. Large Cap Equity Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Initial Class	ING Van Kampen Equity and Income Portfolio - Initial Class
Fidelity® Variable Insurance Products II:	ING Strategic Allocation Portfolios, Inc.:
Fidelity® VIP Contrafund® Portfolio - Initial Class	ING Strategic Allocation Conservative Portfolio - Class I
Fidelity® VIP Index 500 Portfolio - Initial Class	ING Strategic Allocation Growth Portfolio - Class I
Fidelity® Variable Insurance Products V:	ING Strategic Allocation Moderate Portfolio - Class I
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	ING Variable Funds:
The Growth Fund of America®, Inc.:	ING Growth and Income Portfolio - Class I
The Growth Fund of America® - Class R-4	ING Variable Portfolios, Inc.:
ING Balanced Portfolio, Inc.:	ING BlackRock Science and Technology Opportunities
ING Balanced Portfolio - Class I	Portfolio - Class I
ING Intermediate Bond Portfolio:	ING Index Plus LargeCap Portfolio - Class I
ING Intermediate Bond Portfolio - Class I	ING Index Plus MidCap Portfolio - Class I
ING Investors Trust:	ING Index Plus SmallCap Portfolio - Class I
ING BlackRock Large Cap Growth Portfolio - Institutional Class	ING International Index Portfolio - Class I
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	ING Opportunistic Large Cap Portfolio - Class I
ING Global Resources Portfolio - Service Class	ING Russell™ Large Cap Growth Index Portfolio - Class I
ING JPMorgan Emerging Markets Equity Portfolio - Institutional	ING Russell™ Large Cap Index Portfolio - Class I
Class	ING Russell™ Large Cap Value Index Portfolio - Class S
ING Large Cap Growth Portfolio - Institutional Class	ING Small Company Portfolio - Class I
ING Marsico International Opportunities Portfolio - Service	ING Variable Products Trust:
Class	ING SmallCap Opportunities Portfolio - Class I
ING MFS Total Return Portfolio - Institutional Class	Invesco Variable Insurance Funds:
ING PIMCO High Yield Portfolio - Service Class	Invesco V.I. Core Equity Fund - Series I Shares
ING Pioneer Fund Portfolio - Institutional Class	Lord Abbett Series Fund, Inc.:
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	Lord Abbett Series Fund - Growth and Income Portfolio -
ING U.S. Stock Index Portfolio - Institutional Class	Class VC
ING Van Kampen Growth and Income Portfolio - Service Class	Neuberger Berman Equity Funds®:
Neuberger Berman Socially Responsive Fund® - Trust Class

Oppenheimer Variable Account Funds:	Pioneer Variable Contracts Trust:
Oppenheimer Main Street Fund®/VA	Pioneer Equity Income VCT Portfolio - Class I
Oppenheimer Main Street Small Cap Fund®/VA	Pioneer Mid Cap Value VCT Portfolio - Class I
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agents or custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Variable Annuity Account I of ING Life
Insurance and Annuity Company at December 31, 2010, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young, LLP
Atlanta, Georgia
April 7, 2011

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2010 (Dollars in thousands)

Federated
		EuroPacific	Capital		Federated Fund
	Calvert VP SRI	Growth	Appreciation	Federated	for U.S.
	Balanced	Fund® -	Fund II -	Capital Income	Government
	Portfolio	Class R-4	Primary Shares	Fund II	Securities II
Assets
Investments in mutual funds
at fair value	$ 161	$ 18,422	$ 10,484	$ 5,299	$ 500
Total assets	161	18,422	10,484	5,299	500
Net assets	$ 161	$ 18,422	$ 10,484	$ 5,299	$ 500

Net assets
Accumulation units	$ 161	$ 18,422	$ 10,476	$ 5,280	$ 500
Contracts in payout (annuitization)
period	-	-	8	19	-
Total net assets	$ 161	$ 18,422	$ 10,484	$ 5,299	$ 500

Total number of mutual fund shares	94,937	452,848	1,638,071	579,144	43,480

Cost of mutual fund shares	$ 150	$ 16,960	$ 9,622	$ 4,913	$ 487

The accompanying notes are an integral part of these financial statements.

3

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2010 (Dollars in thousands)

	Federated High	Federated		Fidelity® VIP	Fidelity® VIP
	Income Bond	Kaufmann	Federated	Equity-Income	High Income
	Fund II -	Fund II -	Prime Money	Portfolio -	Portfolio -
	Primary Shares	Primary Shares	Fund II	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 2,400	$ 3,699	$ 2,362	$ 20,893	$ 3
Total assets	2,400	3,699	2,362	20,893	3
Net assets	$ 2,400	$ 3,699	$ 2,362	$ 20,893	$ 3

Net assets
Accumulation units	$ 2,387	$ 3,699	$ 2,357	$ 20,893	$ -
Contracts in payout (annuitization)
period	13	-	5	-	3
Total net assets	$ 2,400	$ 3,699	$ 2,362	$ 20,893	$ 3

Total number of mutual fund shares	341,325	247,280	2,361,591	1,098,494	604

Cost of mutual fund shares	$ 2,194	$ 3,224	$ 2,362	$ 22,287	$ 4

The accompanying notes are an integral part of these financial statements.

4

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2010 (Dollars in thousands)

Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Investment	The Growth
	Contrafund®	Index 500	Grade Bond	Fund of	ING Balanced
	Portfolio -	Portfolio -	Portfolio -	America® -	Portfolio -
	Initial Class	Initial Class	Initial Class	Class R-4	Class I
Assets
Investments in mutual funds
at fair value	$ 22,921	$ 5,768	$ 199	$ 32,655	$ 17,023
Total assets	22,921	5,768	199	32,655	17,023
Net assets	$ 22,921	$ 5,768	$ 199	$ 32,655	$ 17,023

Net assets
Accumulation units	$ 22,921	$ 5,768	$ 199	$ 32,655	$ 16,980
Contracts in payout (annuitization)
period	-	-	-	-	43
Total net assets	$ 22,921	$ 5,768	$ 199	$ 32,655	$ 17,023

Total number of mutual fund shares	959,853	43,570	15,547	1,081,660	1,471,266

Cost of mutual fund shares	$ 24,460	$ 5,998	$ 196	$ 31,522	$ 18,013

The accompanying notes are an integral part of these financial statements.

5

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2010 (Dollars in thousands)

		ING BlackRock			ING JPMorgan
	ING	Large Cap	ING FMRSM		Emerging
	Intermediate	Growth	Diversified Mid	ING Global	Markets Equity
	Bond	Portfolio -	Cap Portfolio -	Resources	Portfolio -
	Portfolio -	Institutional	Institutional	Portfolio -	Institutional
	Class I	Class	Class	Service Class	Class
Assets
Investments in mutual funds
at fair value	$ 11,006	$ 1,709	$ 1,541	$ 208	$ 1,006
Total assets	11,006	1,709	1,541	208	1,006
Net assets	$ 11,006	$ 1,709	$ 1,541	$ 208	$ 1,006

Net assets
Accumulation units	$ 10,995	$ 1,680	$ 1,541	$ 208	$ 1,006
Contracts in payout (annuitization)
period	11	29	-	-	-
Total net assets	$ 11,006	$ 1,709	$ 1,541	$ 208	$ 1,006

Total number of mutual fund shares	911,817	174,384	101,133	9,679	43,892

Cost of mutual fund shares	$ 11,005	$ 2,018	$ 1,187	$ 206	$ 764

The accompanying notes are an integral part of these financial statements.

6

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING Large Cap	ING Marsico	ING MFS Total		ING Pioneer
	Growth	International	Return	ING PIMCO	Fund
	Portfolio -	Opportunities	Portfolio -	High Yield	Portfolio -
	Institutional	Portfolio -	Institutional	Portfolio -	Institutional
	Class	Service Class	Class	Service Class	Class
Assets
Investments in mutual funds
at fair value	$ 560	$ 417	$ 4,762	$ 1,608	$ 3
Total assets	560	417	4,762	1,608	3
Net assets	$ 560	$ 417	$ 4,762	$ 1,608	$ 3

Net assets
Accumulation units	$ 560	$ 417	$ 4,762	$ 1,608	$ -
Contracts in payout (annuitization)
period	-	-	-	-	3
Total net assets	$ 560	$ 417	$ 4,762	$ 1,608	$ 3

Total number of mutual fund shares	42,178	35,763	317,893	157,376	285

Cost of mutual fund shares	$ 450	$ 476	$ 5,220	$ 1,481	$ 3

The accompanying notes are an integral part of these financial statements.

7

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2010 (Dollars in thousands)

ING Van
	ING T. Rowe	ING U.S. Stock	Kampen		ING Baron
	Price Capital	Index	Growth and	ING Money	Small Cap
	Appreciation	Portfolio -	Income	Market	Growth
	Portfolio -	Institutional	Portfolio -	Portfolio -	Portfolio -
	Service Class	Class	Service Class	Class I	Service Class
Assets
Investments in mutual funds
at fair value	$ 4,706	$ 17,771	$ 4	$ 14,187	$ 3,423
Total assets	4,706	17,771	4	14,187	3,423
Net assets	$ 4,706	$ 17,771	$ 4	$ 14,187	$ 3,423

Net assets
Accumulation units	$ 4,706	$ 17,771	$ 4	$ 14,139	$ 3,423
Contracts in payout (annuitization)
period	-	-	-	48	-
Total net assets	$ 4,706	$ 17,771	$ 4	$ 14,187	$ 3,423

Total number of mutual fund shares	207,602	1,627,370	194	14,186,536	180,632

Cost of mutual fund shares	$ 4,337	$ 17,947	$ 4	$ 14,187	$ 2,747

The accompanying notes are an integral part of these financial statements.

8

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2010 (Dollars in thousands)

	ING Legg		ING
	Mason		Oppenheimer
	ClearBridge	ING	Global
	Aggressive	Oppenheimer	Strategic	ING PIMCO	ING Pioneer
	Growth	Global	Income	Total Return	High Yield
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Service Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 3,083	$ 28,121	$ 12,844	$ 4,117	$ 3,133
Total assets	3,083	28,121	12,844	4,117	3,133
Net assets	$ 3,083	$ 28,121	$ 12,844	$ 4,117	$ 3,133

Net assets
Accumulation units	$ 3,080	$ 28,068	$ 12,837	$ 4,117	$ 3,133
Contracts in payout (annuitization)
period	3	53	7	-	-
Total net assets	$ 3,083	$ 28,121	$ 12,844	$ 4,117	$ 3,133

Total number of mutual fund shares	63,728	2,026,014	1,091,266	341,920	278,734

Cost of mutual fund shares	$ 2,261	$ 27,169	$ 11,482	$ 4,155	$ 2,427

The accompanying notes are an integral part of these financial statements.

9

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2010 (Dollars in thousands)

ING T. Rowe
	Price	ING T. Rowe		ING	ING UBS U.S.
	Diversified Mid	Price Growth	ING Templeton	Thornburg	Large Cap
	Cap Growth	Equity	Foreign Equity	Value	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 2,925	$ 8,013	$ 958	$ 1,229	$ 2,303
Total assets	2,925	8,013	958	1,229	2,303
Net assets	$ 2,925	$ 8,013	$ 958	$ 1,229	$ 2,303

Net assets
Accumulation units	$ 2,925	$ 7,899	$ 931	$ 1,210	$ 2,303
Contracts in payout (annuitization)
period	-	114	27	19	-
Total net assets	$ 2,925	$ 8,013	$ 958	$ 1,229	$ 2,303

Total number of mutual fund shares	340,132	147,051	86,659	38,417	254,233

Cost of mutual fund shares	$ 2,880	$ 7,080	$ 980	$ 1,126	$ 2,362

The accompanying notes are an integral part of these financial statements.

10

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2010 (Dollars in thousands)

	ING Van	ING Strategic	ING Strategic	ING Strategic
	Kampen Equity	Allocation	Allocation	Allocation	ING Growth
	and Income	Conservative	Growth	Moderate	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Class I	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 4,251	$ 1,399	$ 2,832	$ 1,994	$ 3,946
Total assets	4,251	1,399	2,832	1,994	3,946
Net assets	$ 4,251	$ 1,399	$ 2,832	$ 1,994	$ 3,946

Net assets
Accumulation units	$ 4,251	$ 1,337	$ 2,832	$ 1,977	$ 3,647
Contracts in payout (annuitization)
period	-	62	-	17	299
Total net assets	$ 4,251	$ 1,399	$ 2,832	$ 1,994	$ 3,946

Total number of mutual fund shares	124,214	134,372	276,597	193,452	179,869

Cost of mutual fund shares	$ 4,311	$ 1,549	$ 3,053	$ 2,203	$ 3,419

The accompanying notes are an integral part of these financial statements.

11

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2010 (Dollars in thousands)

ING BlackRock
	Science and				ING
	Technology	ING Index Plus	ING Index Plus	ING Index Plus	International
	Opportunities	LargeCap	MidCap	SmallCap	Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 4,031	$ 1,197	$ 18,072	$ 8	$ 1,730
Total assets	4,031	1,197	18,072	8	1,730
Net assets	$ 4,031	$ 1,197	$ 18,072	$ 8	$ 1,730

Net assets
Accumulation units	$ 4,031	$ 1,135	$ 18,072	$ 8	$ 1,720
Contracts in payout (annuitization)
period	-	62	-	-	10
Total net assets	$ 4,031	$ 1,197	$ 18,072	$ 8	$ 1,730

Total number of mutual fund shares	678,635	86,181	1,165,180	545	202,583

Cost of mutual fund shares	$ 3,204	$ 1,420	$ 17,520	$ 7	$ 1,534

The accompanying notes are an integral part of these financial statements.

12

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2010 (Dollars in thousands)

	ING Russell™	ING Russell™	ING Russell™
	Large Cap	Large Cap	Large Cap	ING Small	ING SmallCap
	Growth Index	Index	Value Index	Company	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class S	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 3,667	$ 1,893	$ 615	$ 24,099	$ 51
Total assets	3,667	1,893	615	24,099	51
Net assets	$ 3,667	$ 1,893	$ 615	$ 24,099	$ 51

Net assets
Accumulation units	$ 3,667	$ 1,893	$ 615	$ 24,031	$ 51
Contracts in payout (annuitization)
period	-	-	-	68	-
Total net assets	$ 3,667	$ 1,893	$ 615	$ 24,099	$ 51

Total number of mutual fund shares	254,827	195,512	48,898	1,314,019	2,413

Cost of mutual fund shares	$ 2,785	$ 1,499	$ 534	$ 22,302	$ 37

The accompanying notes are an integral part of these financial statements.

13

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2010 (Dollars in thousands)

		Lord Abbett	Neuberger
		Series Fund -	Berman
	Invesco V.I.	Growth and	Socially		Oppenheimer
	Core Equity	Income	Responsive	Oppenheimer	Main Street
	Fund - Series I	Portfolio -	Fund® - Trust	Main Street	Small Cap
	Shares	Class VC	Class	Fund®/VA	Fund®/VA
Assets
Investments in mutual funds
at fair value	$ 6,837	$ -	$ 379	$ 44	$ 2
Total assets	6,837	-	379	44	2
Net assets	$ 6,837	$ -	$ 379	$ 44	$ 2

Net assets
Accumulation units	$ 6,837	$ -	$ 379	$ -	$ 2
Contracts in payout (annuitization)
period	-	-	-	44	-
Total net assets	$ 6,837	$ -	$ 379	$ 44	$ 2

Total number of mutual fund shares	252,945	1	21,737	2,125	90

Cost of mutual fund shares	$ 6,287	$ -	$ 358	$ 46	$ 2

The accompanying notes are an integral part of these financial statements.

14

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

PIMCO Real
	Return	Pioneer Equity	Pioneer Mid
	Portfolio -	Income VCT	Cap Value
	Administrative	Portfolio -	VCT Portfolio -
	Class	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ -	$ 13	$ -
Total assets	-	13	-
Net assets	$ -	$ 13	$ -

Net assets
Accumulation units	$ -	$ 13	$ -
Contracts in payout (annuitization)
period	-	-	-
Total net assets	$ -	$ 13	$ -

Total number of mutual fund shares	37	660	17

Cost of mutual fund shares	$ -	$ 17	$ -

The accompanying notes are an integral part of these financial statements.

15

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

			Federated
		EuroPacific	Capital		Federated
	Calvert VP SRI	Growth	Appreciation	Federated	Clover Value
	Balanced	Fund® -	Fund II -	Capital Income	Fund II -
	Portfolio	Class R-4	Primary Shares	Fund II	Primary Shares
Net investment income (loss)
Income:
Dividends	$ 2	$ 258	$ -	$ 131	$ 219
Total investment income	2	258	-	131	219
Expenses:
Mortality and expense risk and
other charges	2	153	116	63	31
Total expenses	2	153	116	63	31
Net investment income (loss)	-	105	(116)	68	188

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4)	(663)	(38)	(5)	(6,594)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(4)	(663)	(38)	(5)	(6,594)
Net unrealized appreciation
(depreciation) of investments	19	1,954	862	370	6,812
Net realized and unrealized gain (loss)
on investments	15	1,291	824	365	218
Net increase (decrease) in net assets
resulting from operations	$ 15	$ 1,396	$ 708	$ 433	$ 406

The accompanying notes are an integral part of these financial statements.

		16

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

		Federated Fund	Federated High		Federated
	Federated	for U.S.	Income Bond	Federated	Kaufmann
	Equity Income	Government	Fund II -	International	Fund II -
	Fund II	Securities II	Primary Shares	Equity Fund II	Primary Shares
Net investment income (loss)
Income:
Dividends	$ 99	$ 32	$ 224	$ 6	$ -
Total investment income	99	32	224	6	-
Expenses:
Mortality and expense risk and
other charges	8	9	36	6	41
Total expenses	8	9	36	6	41
Net investment income (loss)	91	23	188	-	(41)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(300)	7	(116)	46	5
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(300)	7	(116)	46	5
Net unrealized appreciation
(depreciation) of investments	257	(3)	245	(220)	475
Net realized and unrealized gain (loss)
on investments	(43)	4	129	(174)	480
Net increase (decrease) in net assets
resulting from operations	$ 48	$ 27	$ 317	$ (174)	$ 439

The accompanying notes are an integral part of these financial statements.

		17

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

	Federated Mid		Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Cap Growth	Federated	Equity-Income	High Income	Contrafund®
	Strategies	Prime Money	Portfolio -	Portfolio -	Portfolio -
	Fund II	Fund II	Initial Class	Initial Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 356	$ -	$ 260
Total investment income	-	-	356	-	260
Expenses:
Mortality and expense risk and
other charges	11	28	235	-	248
Total expenses	11	28	235	-	248
Net investment income (loss)	(11)	(28)	121	-	12

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(308)	-	(1,443)	-	(1,078)
Capital gains distributions	-	-	-	-	9
Total realized gain (loss) on investments
and capital gains distributions	(308)	-	(1,443)	-	(1,069)
Net unrealized appreciation
(depreciation) of investments	452	-	3,878	-	4,153
Net realized and unrealized gain (loss)
on investments	144	-	2,435	-	3,084
Net increase (decrease) in net assets
resulting from operations	$ 133	$ (28)	$ 2,556	$ -	$ 3,096

The accompanying notes are an integral part of these financial statements.

		18

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

		Fidelity® VIP
	Fidelity® VIP	Investment	The Growth		ING
	Index 500	Grade Bond	Fund of	ING Balanced	Intermediate
	Portfolio -	Portfolio -	America® -	Portfolio -	Bond Portfolio -
	Initial Class	Initial Class	Class R-4	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 105	$ 8 $	269	$ 466	$ 551
Total investment income	105	8	269	466	551
Expenses:
Mortality and expense risk and
other charges	76	3	293	174	131
Total expenses	76	3	293	174	131
Net investment income (loss)	29	5	(24)	292	420

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(35)	1	(528)	(814)	(186)
Capital gains distributions	106	2	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	71	3	(528)	(814)	(186)
Net unrealized appreciation
(depreciation) of investments	596	6	3,781	2,499	633
Net realized and unrealized gain (loss)
on investments	667	9	3,253	1,685	447
Net increase (decrease) in net assets
resulting from operations	$ 696	$ 14 $	3,229	$ 1,977	$ 867

The accompanying notes are an integral part of these financial statements.

		19

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

	ING BlackRock			ING JPMorgan
	Large Cap	ING FMRSM		Emerging	ING Large Cap
	Growth	Diversified Mid	ING Global	Markets Equity	Growth
	Portfolio -	Cap Portfolio -	Resources	Portfolio -	Portfolio -
	Institutional	Institutional	Portfolio -	Institutional	Institutional
	Class	Class	Service Class	Class	Class
Net investment income (loss)
Income:
Dividends	$ 8	$ 5	$ 2	$ 7	$ 2
Total investment income	8	5	2	7	2
Expenses:
Mortality and expense risk and
other charges	24	19	2	13	7
Total expenses	24	19	2	13	7
Net investment income (loss)	(16)	(14)	-	(6)	(5)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(134)	(52)	(1)	(59)	8
Capital gains distributions	-	-	-	50	-
Total realized gain (loss) on investments
and capital gains distributions	(134)	(52)	(1)	(9)	8
Net unrealized appreciation
(depreciation) of investments	337	409	36	175	63
Net realized and unrealized gain (loss)
on investments	203	357	35	166	71
Net increase (decrease) in net assets
resulting from operations	$ 187	$ 343	$ 35	$ 160	$ 66

The accompanying notes are an integral part of these financial statements.

		20

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

	ING Marsico	ING MFS Total			ING T. Rowe
	International	Return	ING PIMCO	ING Pioneer	Price Capital
	Opportunities	Portfolio -	High Yield	Fund Portfolio -	Appreciation
	Portfolio -	Institutional	Portfolio -	Institutional	Portfolio -
	Service Class	Class	Service Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 6	$ 22	$ 126	$ -	$ 58
Total investment income	6	22	126	-	58
Expenses:
Mortality and expense risk and
other charges	6	67	23	-	16
Total expenses	6	67	23	-	16
Net investment income (loss)	-	(45)	103	-	42

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(55)	(231)	85	-	1
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(55)	(231)	85	-	1
Net unrealized appreciation
(depreciation) of investments	98	677	11	-	369
Net realized and unrealized gain (loss)
on investments	43	446	96	-	370
Net increase (decrease) in net assets
resulting from operations	$ 43	$ 401	$ 199	$ -	$ 412

The accompanying notes are an integral part of these financial statements.

		21

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

						ING Legg
		ING Van				Mason
	ING U.S. Stock	Kampen			ING Baron	ClearBridge
	Index	Growth and		ING Money	Small Cap	Aggressive
	Portfolio -	Income		Market	Growth	Growth
	Institutional	Portfolio -		Portfolio -	Portfolio -	Portfolio -
	Class	Service Class		Class I	Service Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 261	$ -		$ 4	$ -	$ -
Total investment income	261		-	4	-	-
Expenses:
Mortality and expense risk and
other charges	166		-	184	26	39
Total expenses	166		-	184	26	39
Net investment income (loss)	95		-	(180)	(26)	(39)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(493)		-	-	(67)	150
Capital gains distributions	-		-	36	-	-
Total realized gain (loss) on investments
and capital gains distributions	(493)		-	36	(67)	150
Net unrealized appreciation
(depreciation) of investments	2,551		-	-	711	475
Net realized and unrealized gain (loss)
on investments	2,058		-	36	644	625
Net increase (decrease) in net assets
resulting from operations	$ 2,153	$ -		$ (144)	$ 618	$ 586

The accompanying notes are an integral part of these financial statements.

		22

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

		ING
		Oppenheimer			ING T. Rowe
	ING	Global			Price
	Oppenheimer	Strategic	ING PIMCO	ING Pioneer	Diversified Mid
	Global	Income	Total Return	High Yield	Cap Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Service Class	Initial Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 428	$ 403	$ 55	$ 188	$ 7
Total investment income	428	403	55	188	7
Expenses:
Mortality and expense risk and
other charges	300	142	15	42	35
Total expenses	300	142	15	42	35
Net investment income (loss)	128	261	40	146	(28)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	116	171	(1)	66	(152)
Capital gains distributions	-	-	2	-	-
Total realized gain (loss) on investments
and capital gains distributions	116	171	1	66	(152)
Net unrealized appreciation
(depreciation) of investments	3,402	1,308	(38)	280	784
Net realized and unrealized gain (loss)
on investments	3,518	1,479	(37)	346	632
Net increase (decrease) in net assets
resulting from operations	$ 3,646	$ 1,740	$ 3	$ 492	$ 604

The accompanying notes are an integral part of these financial statements.

		23

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

	ING T. Rowe		ING	ING UBS U.S.	ING Van
	Price Growth	ING Templeton	Thornburg	Large Cap	Kampen Equity
	Equity	Foreign Equity	Value	Equity	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 3	$ 22	$ 18	$ 20	$ 77
Total investment income	3	22	18	20	77
Expenses:
Mortality and expense risk and
other charges	94	12	17	32	58
Total expenses	94	12	17	32	58
Net investment income (loss)	(91)	10	1	(12)	19

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	158	(74)	42	4	(58)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	158	(74)	42	4	(58)
Net unrealized appreciation
(depreciation) of investments	943	121	70	255	480
Net realized and unrealized gain (loss)
on investments	1,101	47	112	259	422
Net increase (decrease) in net assets
resulting from operations	$ 1,010	$ 57 $	113	$ 247	$ 441

The accompanying notes are an integral part of these financial statements.

		24

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

					ING BlackRock
	ING Strategic	ING Strategic	ING Strategic		Science and
	Allocation	Allocation	Allocation	ING Growth	Technology
	Conservative	Growth	Moderate	and Income	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 54	$ 95	$ 78	$ 40	$ -
Total investment income	54	95	78	40	-
Expenses:
Mortality and expense risk and
other charges	18	37	27	43	36
Total expenses	18	37	27	43	36
Net investment income (loss)	36	58	51	(3)	(36)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(57)	(51)	(107)	128	105
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(57)	(51)	(107)	128	105
Net unrealized appreciation
(depreciation) of investments	142	285	247	394	518
Net realized and unrealized gain (loss)
on investments	85	234	140	522	623
Net increase (decrease) in net assets
resulting from operations	$ 121	$ 292	$ 191	$ 519	$ 587

The accompanying notes are an integral part of these financial statements.

		25

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

					ING	ING
	ING Index Plus	ING Index Plus	ING Index Plus		International	Opportunistic
	LargeCap	MidCap	SmallCap		Index	Large Cap
	Portfolio -	Portfolio -	Portfolio -		Portfolio -	Portfolio -
	Class I	Class I	Class I		Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 23	$ 159	$ -		$ 63	$ 27
Total investment income	23	159		-	63	27
Expenses:
Mortality and expense risk and
other charges	16	152		-	24	11
Total expenses	16	152		-	24	11
Net investment income (loss)	7	7		-	39	16

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(53)	(369)		-	25	(198)
Capital gains distributions	-	-		-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(53)	(369)		-	25	(198)
Net unrealized appreciation
(depreciation) of investments	180	3,332		1	31	86
Net realized and unrealized gain (loss)
on investments	127	2,963		1	56	(112)
Net increase (decrease) in net assets
resulting from operations	$ 134	$ 2,970	$ 1		$ 95	$ (96)

The accompanying notes are an integral part of these financial statements.

		26

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

	ING Russell™	ING Russell™	ING Russell™
	Large Cap	Large Cap	Large Cap	ING Small	ING SmallCap
	Growth Index	Index	Value Index	Company	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class S	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 24	$ 62	$ 9 $	112	$ -
Total investment income	24	62	9	112	-
Expenses:
Mortality and expense risk and
other charges	49	25	9	214	-
Total expenses	49	25	9	214	-
Net investment income (loss)	(25)	37	-	(102)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	124	50	15	(886)	-
Capital gains distributions	-	-	61	-	-
Total realized gain (loss) on investments
and capital gains distributions	124	50	76	(886)	-
Net unrealized appreciation
(depreciation) of investments	274	99	(21)	5,389	12
Net realized and unrealized gain (loss)
on investments	398	149	55	4,503	12
Net increase (decrease) in net assets
resulting from operations	$ 373	$ 186	$ 55	$ 4,401	$ 12

The accompanying notes are an integral part of these financial statements.

		27

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

		Lord Abbett	Neuberger
		Series Fund -	Berman
	Invesco V.I.	Growth and	Socially		Oppenheimer
	Core Equity	Income	Responsive	Oppenheimer	Main Street
	Fund - Series I	Portfolio -	Fund® - Trust	Main Street	Small Cap
	Shares	Class VC	Class	Fund®/VA	Fund®/VA
Net investment income (loss)
Income:
Dividends	$ 65	$ -	$ 1	$ -	$ -
Total investment income	65	-	1	-	-
Expenses:
Mortality and expense risk and
other charges	66	-	1	1	-
Total expenses	66	-	1	1	-
Net investment income (loss)	(1)	-	-	(1)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(16)	-	-	-	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(16)	-	-	-	-
Net unrealized appreciation
(depreciation) of investments	528	-	21	6	-
Net realized and unrealized gain (loss)
on investments	512	-	21	6	-
Net increase (decrease) in net assets
resulting from operations	$ 511	$ -	$ 21	$ 5	$ -

The accompanying notes are an integral part of these financial statements.

		28

VARIABLE ANNUITY ACCOUNT I OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

PIMCO Real
	Return	Pioneer Equity	Pioneer Mid
	Portfolio -	Income VCT	Cap Value VCT
	Administrative	Portfolio -	Portfolio -
	Class	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -
Total investment income	-	-	-
Expenses:
Mortality and expense risk and
other charges	-	-	-
Total expenses	-	-	-
Net investment income (loss)	-	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(1)	-
Capital gains distributions	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	(1)	-
Net unrealized appreciation
(depreciation) of investments	-	3	-
Net realized and unrealized gain (loss)
on investments	-	2	-
Net increase (decrease) in net assets
resulting from operations	$ -	$ 2	$ -

The accompanying notes are an integral part of these financial statements.

29

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

			Federated
		EuroPacific	Capital
	Calvert VP SRI	Growth	Appreciation	Federated
	Balanced	Fund® -	Fund II -	Capital Income
	Portfolio	Class R-4	Primary Shares	Fund II
Net assets at January 1, 2009	$ 142	$ 7,868	$ -	$ 2,080

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	129	-	97
Total realized gain (loss) on investments
and capital gains distributions	(23)	(720)	-	(39)
Net unrealized appreciation (depreciation)
of investments	54	4,071	-	405
Net increase (decrease) in net assets from operations	32	3,480	-	463
Changes from principal transactions:
Total unit transactions	(22)	2,928	-	(420)
Increase (decrease) in net assets derived from
principal transactions	(22)	2,928	-	(420)
Total increase (decrease)	10	6,408	-	43
Net assets at December 31, 2009	152	14,276	-	2,123

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	105	(116)	68
Total realized gain (loss) on investments
and capital gains distributions	(4)	(663)	(38)	(5)
Net unrealized appreciation (depreciation)
of investments	19	1,954	862	370
Net increase (decrease) in net assets from operations	15	1,396	708	433
Changes from principal transactions:
Total unit transactions	(6)	2,750	9,776	2,743
Increase (decrease) in net assets derived from
principal transactions	(6)	2,750	9,776	2,743
Total increase (decrease)	9	4,146	10,484	3,176
Net assets at December 31, 2010	$ 161	$ 18,422	$ 10,484	$ 5,299

The accompanying notes are an integral part of these financial statements.

30

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	Federated		Federated Fund	Federated High
	Clover Value	Federated	for U.S.	Income Bond
	Fund II -	Equity Income	Government	Fund II -
	Primary Shares	Fund II	Securities II	Primary Shares
Net assets at January 1, 2009	$ 14,524	$ 3,699	$ 1,118	$ 2,383

Increase (decrease) in net assets
Operations:
Net investment income (loss)	171	105	38	263
Total realized gain (loss) on investments
and capital gains distributions	(5,740)	18	6	(248)
Net unrealized appreciation (depreciation)
of investments	6,707	195	(10)	1,035
Net increase (decrease) in net assets from operations	1,138	318	34	1,050
Changes from principal transactions:
Total unit transactions	(3,738)	(1,116)	(330)	(585)
Increase (decrease) in net assets derived from
principal transactions	(3,738)	(1,116)	(330)	(585)
Total increase (decrease)	(2,600)	(798)	(296)	465
Net assets at December 31, 2009	11,924	2,901	822	2,848

Increase (decrease) in net assets
Operations:
Net investment income (loss)	188	91	23	188
Total realized gain (loss) on investments
and capital gains distributions	(6,594)	(300)	7	(116)
Net unrealized appreciation (depreciation)
of investments	6,812	257	(3)	245
Net increase (decrease) in net assets from operations	406	48	27	317
Changes from principal transactions:
Total unit transactions	(12,330)	(2,949)	(349)	(765)
Increase (decrease) in net assets derived from
principal transactions	(12,330)	(2,949)	(349)	(765)
Total increase (decrease)	(11,924)	(2,901)	(322)	(448)
Net assets at December 31, 2010	$ -	$ -	$ 500	$ 2,400

The accompanying notes are an integral part of these financial statements.

31

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		Federated	Federated Mid
	Federated	Kaufmann	Cap Growth	Federated
	International	Fund II -	Strategies	Prime Money
	Equity Fund II	Primary Shares	Fund II	Fund II
Net assets at January 1, 2009	$ 2,351	$ -	$ 4,294	$ 1,179

Increase (decrease) in net assets
Operations:
Net investment income (loss)	38	-	(57)	(16)
Total realized gain (loss) on investments
and capital gains distributions	(166)	-	(428)	-
Net unrealized appreciation (depreciation)
of investments	882	-	1,502	-
Net increase (decrease) in net assets from operations	754	-	1,017	(16)
Changes from principal transactions:
Total unit transactions	(580)	-	(1,245)	420
Increase (decrease) in net assets derived from
principal transactions	(580)	-	(1,245)	420
Total increase (decrease)	174	-	(228)	404
Net assets at December 31, 2009	2,525	-	4,066	1,583

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(41)	(11)	(28)
Total realized gain (loss) on investments
and capital gains distributions	46	5	(308)	-
Net unrealized appreciation (depreciation)
of investments	(220)	475	452	-
Net increase (decrease) in net assets from operations	(174)	439	133	(28)
Changes from principal transactions:
Total unit transactions	(2,351)	3,260	(4,199)	807
Increase (decrease) in net assets derived from
principal transactions	(2,351)	3,260	(4,199)	807
Total increase (decrease)	(2,525)	3,699	(4,066)	779
Net assets at December 31, 2010	$ -	$ 3,699	$ -	$ 2,362

The accompanying notes are an integral part of these financial statements.

32

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Equity-Income	High Income	Contrafund®	Index 500
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class
Net assets at January 1, 2009	$ 15,843	$ 2	$ 14,442	$ 5,641

Increase (decrease) in net assets
Operations:
Net investment income (loss)	189	-	29	57
Total realized gain (loss) on investments
and capital gains distributions	(1,702)	-	(1,212)	(211)
Net unrealized appreciation (depreciation)
of investments	5,994	1	5,903	1,317
Net increase (decrease) in net assets from operations	4,481	1	4,720	1,163
Changes from principal transactions:
Total unit transactions	(451)	-	52	(1,091)
Increase (decrease) in net assets derived from
principal transactions	(451)	-	52	(1,091)
Total increase (decrease)	4,030	1	4,772	72
Net assets at December 31, 2009	19,873	3	19,214	5,713

Increase (decrease) in net assets
Operations:
Net investment income (loss)	121	-	12	29
Total realized gain (loss) on investments
and capital gains distributions	(1,443)	-	(1,069)	71
Net unrealized appreciation (depreciation)
of investments	3,878	-	4,153	596
Net increase (decrease) in net assets from operations	2,556	-	3,096	696
Changes from principal transactions:
Total unit transactions	(1,536)	-	611	(641)
Increase (decrease) in net assets derived from
principal transactions	(1,536)	-	611	(641)
Total increase (decrease)	1,020	-	3,707	55
Net assets at December 31, 2010	$ 20,893	$ 3	$ 22,921	$ 5,768

The accompanying notes are an integral part of these financial statements.

33

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	Fidelity® VIP
	Investment	The Growth		ING
	Grade Bond	Fund of	ING Balanced	Intermediate
	Portfolio -	America® -	Portfolio -	Bond Portfolio -
	Initial Class	Class R-4	Class I	Class I
Net assets at January 1, 2009	$ 239	$ 16,921	$ 13,949	$ 8,059

Increase (decrease) in net assets
Operations:
Net investment income (loss)	18	19	493	505
Total realized gain (loss) on investments
and capital gains distributions	(1)	(753)	(847)	(339)
Net unrealized appreciation (depreciation)
of investments	15	7,067	2,812	659
Net increase (decrease) in net assets from operations	32	6,333	2,458	825
Changes from principal transactions:
Total unit transactions	(31)	5,026	(136)	707
Increase (decrease) in net assets derived from
principal transactions	(31)	5,026	(136)	707
Total increase (decrease)	1	11,359	2,322	1,532
Net assets at December 31, 2009	240	28,280	16,271	9,591

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	(24)	292	420
Total realized gain (loss) on investments
and capital gains distributions	3	(528)	(814)	(186)
Net unrealized appreciation (depreciation)
of investments	6	3,781	2,499	633
Net increase (decrease) in net assets from operations	14	3,229	1,977	867
Changes from principal transactions:
Total unit transactions	(55)	1,146	(1,225)	548
Increase (decrease) in net assets derived from
principal transactions	(55)	1,146	(1,225)	548
Total increase (decrease)	(41)	4,375	752	1,415
Net assets at December 31, 2010	$ 199	$ 32,655	$ 17,023	$ 11,006

The accompanying notes are an integral part of these financial statements.

34

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING BlackRock			ING JPMorgan
	Large Cap	ING FMRSM		Emerging
	Growth	Diversified Mid	ING Global	Markets Equity
	Portfolio -	Cap Portfolio -	Resources	Portfolio -
	Institutional	Institutional	Portfolio -	Institutional
	Class	Class	Service Class	Class
Net assets at January 1, 2009	$ 1,540	$ 1,323	$ 169	$ 643

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12)	(8)	(2)	2
Total realized gain (loss) on investments
and capital gains distributions	(196)	(252)	(21)	(224)
Net unrealized appreciation (depreciation)
of investments	606	609	71	630
Net increase (decrease) in net assets from operations	398	349	48	408
Changes from principal transactions:
Total unit transactions	(172)	(168)	(40)	(86)
Increase (decrease) in net assets derived from
principal transactions	(172)	(168)	(40)	(86)
Total increase (decrease)	226	181	8	322
Net assets at December 31, 2009	1,766	1,504	177	965

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(16)	(14)	-	(6)
Total realized gain (loss) on investments
and capital gains distributions	(134)	(52)	(1)	(9)
Net unrealized appreciation (depreciation)
of investments	337	409	36	175
Net increase (decrease) in net assets from operations	187	343	35	160
Changes from principal transactions:
Total unit transactions	(244)	(306)	(4)	(119)
Increase (decrease) in net assets derived from
principal transactions	(244)	(306)	(4)	(119)
Total increase (decrease)	(57)	37	31	41
Net assets at December 31, 2010	$ 1,709	$ 1,541	$ 208	$ 1,006

The accompanying notes are an integral part of these financial statements.

35

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Large Cap	ING Marsico	ING MFS Total
	Growth	International	Return	ING PIMCO
	Portfolio -	Opportunities	Portfolio -	High Yield
	Institutional	Portfolio -	Institutional	Portfolio -
	Class	Service Class	Class	Service Class
Net assets at January 1, 2009	$ 568	$ 552	$ 5,050	$ 782

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(1)	62	80
Total realized gain (loss) on investments
and capital gains distributions	(73)	(234)	(488)	(79)
Net unrealized appreciation (depreciation)
of investments	224	361	1,156	426
Net increase (decrease) in net assets from operations	147	126	730	427
Changes from principal transactions:
Total unit transactions	(180)	(227)	(790)	481
Increase (decrease) in net assets derived from
principal transactions	(180)	(227)	(790)	481
Total increase (decrease)	(33)	(101)	(60)	908
Net assets at December 31, 2009	535	451	4,990	1,690

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	-	(45)	103
Total realized gain (loss) on investments
and capital gains distributions	8	(55)	(231)	85
Net unrealized appreciation (depreciation)
of investments	63	98	677	11
Net increase (decrease) in net assets from operations	66	43	401	199
Changes from principal transactions:
Total unit transactions	(41)	(77)	(629)	(281)
Increase (decrease) in net assets derived from
principal transactions	(41)	(77)	(629)	(281)
Total increase (decrease)	25	(34)	(228)	(82)
Net assets at December 31, 2010	$ 560	$ 417	$ 4,762	$ 1,608

The accompanying notes are an integral part of these financial statements.

36

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

				ING Van
		ING T. Rowe	ING U.S. Stock	Kampen
	ING Pioneer	Price Capital	Index	Growth and
	Fund Portfolio -	Appreciation	Portfolio -	Income
	Institutional	Portfolio -	Institutional	Portfolio -
	Class	Service Class	Class	Service Class
Net assets at January 1, 2009	$ 3	$ -	$ 12,060	$ 1

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(36)		-
Total realized gain (loss) on investments
and capital gains distributions	-	-	(931)		-
Net unrealized appreciation (depreciation)
of investments	-	-	4,029		1
Net increase (decrease) in net assets from operations	-	-	3,062		1
Changes from principal transactions:
Total unit transactions	-	-	949		1
Increase (decrease) in net assets derived from
principal transactions	-	-	949		1
Total increase (decrease)	-	-	4,011		2
Net assets at December 31, 2009	3	-	16,071		3

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	42	95		-
Total realized gain (loss) on investments
and capital gains distributions	-	1	(493)		-
Net unrealized appreciation (depreciation)
of investments	-	369	2,551		-
Net increase (decrease) in net assets from operations	-	412	2,153		-
Changes from principal transactions:
Total unit transactions	-	4,294	(453)		1
Increase (decrease) in net assets derived from
principal transactions	-	4,294	(453)		1
Total increase (decrease)	-	4,706	1,700		1
Net assets at December 31, 2010	$ 3	$ 4,706	$ 17,771	$ 4

The accompanying notes are an integral part of these financial statements.

37

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

			ING Legg
			Mason
		ING Baron	ClearBridge	ING
	ING Money	Small Cap	Aggressive	Oppenheimer
	Market	Growth	Growth	Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Service Class	Initial Class	Initial Class
Net assets at January 1, 2009	$ 19,269	$ 953	$ 2,668	$ 20,145

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(165)	(14)	(38)	297
Total realized gain (loss) on investments
and capital gains distributions	8	(53)	31	(296)
Net unrealized appreciation (depreciation)
of investments	-	510	730	7,320
Net increase (decrease) in net assets from operations	(157)	443	723	7,321
Changes from principal transactions:
Total unit transactions	(3,046)	714	(423)	(989)
Increase (decrease) in net assets derived from
principal transactions	(3,046)	714	(423)	(989)
Total increase (decrease)	(3,203)	1,157	300	6,332
Net assets at December 31, 2009	16,066	2,110	2,968	26,477

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(180)	(26)	(39)	128
Total realized gain (loss) on investments
and capital gains distributions	36	(67)	150	116
Net unrealized appreciation (depreciation)
of investments	-	711	475	3,402
Net increase (decrease) in net assets from operations	(144)	618	586	3,646
Changes from principal transactions:
Total unit transactions	(1,735)	695	(471)	(2,002)
Increase (decrease) in net assets derived from
principal transactions	(1,735)	695	(471)	(2,002)
Total increase (decrease)	(1,879)	1,313	115	1,644
Net assets at December 31, 2010	$ 14,187	$ 3,423	$ 3,083	$ 28,121

The accompanying notes are an integral part of these financial statements.

38

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING
	Oppenheimer			ING T. Rowe
	Global			Price
	Strategic	ING PIMCO	ING Pioneer	Diversified Mid
	Income	Total Return	High Yield	Cap Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Initial Class
Net assets at January 1, 2009	$ 9,381	$ -	$ 2,078	$ 1,956

Increase (decrease) in net assets
Operations:
Net investment income (loss)	330	-	162	(21)
Total realized gain (loss) on investments
and capital gains distributions	(158)	-	(136)	(169)
Net unrealized appreciation (depreciation)
of investments	1,798	-	1,237	997
Net increase (decrease) in net assets from operations	1,970	-	1,263	807
Changes from principal transactions:
Total unit transactions	562	-	(339)	(156)
Increase (decrease) in net assets derived from
principal transactions	562	-	(339)	(156)
Total increase (decrease)	2,532	-	924	651
Net assets at December 31, 2009	11,913	-	3,002	2,607

Increase (decrease) in net assets
Operations:
Net investment income (loss)	261	40	146	(28)
Total realized gain (loss) on investments
and capital gains distributions	171	1	66	(152)
Net unrealized appreciation (depreciation)
of investments	1,308	(38)	280	784
Net increase (decrease) in net assets from operations	1,740	3	492	604
Changes from principal transactions:
Total unit transactions	(809)	4,114	(361)	(286)
Increase (decrease) in net assets derived from
principal transactions	(809)	4,114	(361)	(286)
Total increase (decrease)	931	4,117	131	318
Net assets at December 31, 2010	$ 12,844	$ 4,117	$ 3,133	$ 2,925

The accompanying notes are an integral part of these financial statements.

39

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING T. Rowe			ING UBS U.S.
	Price Growth	ING Templeton	ING Thornburg	Large Cap
	Equity	Foreign Equity	Value	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class
Net assets at January 1, 2009	$ 5,496	$ 719	$ 903	$ 2,251

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(72)	(10)	(2)	2
Total realized gain (loss) on investments
and capital gains distributions	1	(101)	7	(134)
Net unrealized appreciation (depreciation)
of investments	2,189	309	369	674
Net increase (decrease) in net assets from operations	2,118	198	374	542
Changes from principal transactions:
Total unit transactions	(312)	(2)	(15)	(317)
Increase (decrease) in net assets derived from
principal transactions	(312)	(2)	(15)	(317)
Total increase (decrease)	1,806	196	359	225
Net assets at December 31, 2009	7,302	915	1,262	2,476

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(91)	10	1	(12)
Total realized gain (loss) on investments
and capital gains distributions	158	(74)	42	4
Net unrealized appreciation (depreciation)
of investments	943	121	70	255
Net increase (decrease) in net assets from operations	1,010	57	113	247
Changes from principal transactions:
Total unit transactions	(299)	(14)	(146)	(420)
Increase (decrease) in net assets derived from
principal transactions	(299)	(14)	(146)	(420)
Total increase (decrease)	711	43	(33)	(173)
Net assets at December 31, 2010	$ 8,013	$ 958	$ 1,229	$ 2,303

The accompanying notes are an integral part of these financial statements.

40

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Van	ING Strategic	ING Strategic	ING Strategic
	Kampen Equity	Allocation	Allocation	Allocation
	and Income	Conservative	Growth	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Class I	Class I	Class I
Net assets at January 1, 2009	$ 4,026	$ 1,106	$ 1,118	$ 1,459

Increase (decrease) in net assets
Operations:
Net investment income (loss)	24	78	98	124
Total realized gain (loss) on investments
and capital gains distributions	(141)	(37)	(48)	(50)
Net unrealized appreciation (depreciation)
of investments	882	131	259	238
Net increase (decrease) in net assets from operations	765	172	309	312
Changes from principal transactions:
Total unit transactions	(498)	(34)	1,136	130
Increase (decrease) in net assets derived from
principal transactions	(498)	(34)	1,136	130
Total increase (decrease)	267	138	1,445	442
Net assets at December 31, 2009	4,293	1,244	2,563	1,901

Increase (decrease) in net assets
Operations:
Net investment income (loss)	19	36	58	51
Total realized gain (loss) on investments
and capital gains distributions	(58)	(57)	(51)	(107)
Net unrealized appreciation (depreciation)
of investments	480	142	285	247
Net increase (decrease) in net assets from operations	441	121	292	191
Changes from principal transactions:
Total unit transactions	(483)	34	(23)	(98)
Increase (decrease) in net assets derived from
principal transactions	(483)	34	(23)	(98)
Total increase (decrease)	(42)	155	269	93
Net assets at December 31, 2010	$ 4,251	$ 1,399	$ 2,832	$ 1,994

The accompanying notes are an integral part of these financial statements.

41

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		ING BlackRock
		Science and
	ING Growth	Technology	ING Index Plus	ING Index Plus
	and Income	Opportunities	LargeCap	MidCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I
Net assets at January 1, 2009	$ 2,410	$ 1,837	$ 1,143	$ 8,864

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	(25)	21	71
Total realized gain (loss) on investments
and capital gains distributions	21	(1)	(67)	(588)
Net unrealized appreciation (depreciation)
of investments	614	1,078	264	3,503
Net increase (decrease) in net assets from operations	638	1,052	218	2,986
Changes from principal transactions:
Total unit transactions	(230)	468	(115)	1,720
Increase (decrease) in net assets derived from
principal transactions	(230)	468	(115)	1,720
Total increase (decrease)	408	1,520	103	4,706
Net assets at December 31, 2009	2,818	3,357	1,246	13,570

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(36)	7	7
Total realized gain (loss) on investments
and capital gains distributions	128	105	(53)	(369)
Net unrealized appreciation (depreciation)
of investments	394	518	180	3,332
Net increase (decrease) in net assets from operations	519	587	134	2,970
Changes from principal transactions:
Total unit transactions	609	87	(183)	1,532
Increase (decrease) in net assets derived from
principal transactions	609	87	(183)	1,532
Total increase (decrease)	1,128	674	(49)	4,502
Net assets at December 31, 2010	$ 3,946	$ 4,031	$ 1,197	$ 18,072

The accompanying notes are an integral part of these financial statements.

42

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		ING	ING	ING Russell™
	ING Index Plus	International	Opportunistic	Large Cap
	SmallCap	Index	Large Cap	Growth Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I
Net assets at January 1, 2009	$ 4	$ -	$ 934	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(11)	15	(25)
Total realized gain (loss) on investments
and capital gains distributions	-	6	(224)	32
Net unrealized appreciation (depreciation)
of investments	-	165	355	608
Net increase (decrease) in net assets from operations	-	160	146	615
Changes from principal transactions:
Total unit transactions	1	1,877	301	3,397
Increase (decrease) in net assets derived from
principal transactions	1	1,877	301	3,397
Total increase (decrease)	1	2,037	447	4,012
Net assets at December 31, 2009	5	2,037	1,381	4,012

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	39	16	(25)
Total realized gain (loss) on investments
and capital gains distributions	-	25	(198)	124
Net unrealized appreciation (depreciation)
of investments	1	31	86	274
Net increase (decrease) in net assets from operations	1	95	(96)	373
Changes from principal transactions:
Total unit transactions	2	(402)	(1,285)	(718)
Increase (decrease) in net assets derived from
principal transactions	2	(402)	(1,285)	(718)
Total increase (decrease)	3	(307)	(1,381)	(345)
Net assets at December 31, 2010	$ 8	$ 1,730	$ -	$ 3,667

The accompanying notes are an integral part of these financial statements.

43

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Russell™	ING Russell™
	Large Cap	Large Cap	ING Small	ING SmallCap
	Index	Value Index	Company	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class I
Net assets at January 1, 2009	$ -	$ -	$ 13,521	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12)	(4)	(61)	-
Total realized gain (loss) on investments
and capital gains distributions	11	6	(1,012)	-
Net unrealized appreciation (depreciation)
of investments	295	102	4,824	2
Net increase (decrease) in net assets from operations	294	104	3,751	2
Changes from principal transactions:
Total unit transactions	1,621	563	1,417	35
Increase (decrease) in net assets derived from
principal transactions	1,621	563	1,417	35
Total increase (decrease)	1,915	667	5,168	37
Net assets at December 31, 2009	1,915	667	18,689	37

Increase (decrease) in net assets
Operations:
Net investment income (loss)	37	-	(102)	-
Total realized gain (loss) on investments
and capital gains distributions	50	76	(886)	-
Net unrealized appreciation (depreciation)
of investments	99	(21)	5,389	12
Net increase (decrease) in net assets from operations	186	55	4,401	12
Changes from principal transactions:
Total unit transactions	(208)	(107)	1,009	2
Increase (decrease) in net assets derived from
principal transactions	(208)	(107)	1,009	2
Total increase (decrease)	(22)	(52)	5,410	14
Net assets at December 31, 2010	$ 1,893	$ 615	$ 24,099	$ 51

The accompanying notes are an integral part of these financial statements.

44

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		Lord Abbett	Neuberger
		Series Fund -	Berman
	Invesco V.I.	Growth and	Socially
	Core Equity	Income	Responsive	Oppenheimer
	Fund - Series I	Portfolio -	Fund® - Trust	Main Street
	Shares	Class VC	Class	Fund®/VA
Net assets at January 1, 2009	$ 4,521	$ -	$ -	$ 33

Increase (decrease) in net assets
Operations:
Net investment income (loss)	53	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(88)	-	-	-
Net unrealized appreciation (depreciation)
of investments	1,389	-	-	9
Net increase (decrease) in net assets from operations	1,354	-	-	9
Changes from principal transactions:
Total unit transactions	656	-	-	(2)
Increase (decrease) in net assets derived from
principal transactions	656	-	-	(2)
Total increase (decrease)	2,010	-	-	7
Net assets at December 31, 2009	6,531	-	-	40

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	-	-	(1)
Total realized gain (loss) on investments
and capital gains distributions	(16)	-	-	-
Net unrealized appreciation (depreciation)
of investments	528	-	21	6
Net increase (decrease) in net assets from operations	511	-	21	5
Changes from principal transactions:
Total unit transactions	(205)	-	358	(1)
Increase (decrease) in net assets derived from
principal transactions	(205)	-	358	(1)
Total increase (decrease)	306	-	379	4
Net assets at December 31, 2010	$ 6,837	$ -	$ 379	$ 44

The accompanying notes are an integral part of these financial statements.

45

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		PIMCO Real
	Oppenheimer	Return	Pioneer Equity	Pioneer Mid
	Main Street	Portfolio -	Income VCT	Cap Value VCT
	Small Cap	Administrative	Portfolio -	Portfolio -
	Fund®/VA	Class	Class I	Class I
Net assets at January 1, 2009	$ 1	$ -	$ 11	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation)
of investments	-	-	1	-
Net increase (decrease) in net assets from operations	-	-	1	-
Changes from principal transactions:
Total unit transactions	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	-	-	-	-
Total increase (decrease)	-	-	1	-
Net assets at December 31, 2009	1	-	12	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	(1)	-
Net unrealized appreciation (depreciation)
of investments	-	-	3	-
Net increase (decrease) in net assets from operations	-	-	2	-
Changes from principal transactions:
Total unit transactions	1	-	(1)	-
Increase (decrease) in net assets derived from
principal transactions	1	-	(1)	-
Total increase (decrease)	1	-	1	-
Net assets at December 31, 2010	$ 2	$ -	$ 13	$ -

The accompanying notes are an integral part of these financial statements.

46

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

1.	Organization

Variable Annuity Account I of ING Life Insurance and Annuity Company (the
“Account”) was established by ING Insurance Company of America (“IICA”) to support the operations of variable annuity contracts (“Contracts”).

Effective December 31, 2005 (the “merger date”), IICA was merged with and into ING
Life Insurance and Annuity Company (“ILIAC” or the “Company”). As of the merger date, IICA ceased to exist and was succeeded by ILIAC. In conjunction with the merger, the Account was transferred to ILIAC and had its name changed to Variable Annuity
Account I of ING Life Insurance and Annuity Company. The Company is an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”), an
insurance holding company domiciled in the State of Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial services holding company based in The Netherlands.

As part of a restructuring plan approved by the European Commission (“EC”), ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including one or more initial public offerings (“IPOs”), sales or a combination thereof. On November 10, 2010, ING announced that while the option of one global IPO remains open, ING and its U.S. insurance affiliates, including the
Company, are going to prepare for a base case of two IPOs: one Europe-led IPO and one separate U.S. focused IPO.

The Account is registered as a unit investment trust with the Securities and Exchange
Commission under the Investment Company Act of 1940, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the contractowners. The portion of the
Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

Contracts are identified in Note 9 (Unit Summary) by the qualifiers ILIAC I, ILIAC II, and ILIAC III. ILIAC I Contracts represent certain individual and group Contracts issued as non-qualified deferred annuity Contracts or Individual Retirement Annuity Contracts issued beginning June 28, 1995. ILIAC II Contracts represent certain individual and group Contracts issued as non-qualified deferred annuity Contracts or Individual
Retirement Annuity Contracts issued beginning May 1, 1998. Contracts are no longer sold under qualifiers ILIAC I and ILIAC II. ILIAC III Contracts represent certain group

47

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Contracts issued as fund vehicles for Internal Revenue Code Section 403(b) and 401(e)
plans issued beginning September 24, 2000.

At December 31, 2010, the Account had 63 active investment divisions (the “Divisions”),
22 of which invest in independently managed mutual funds and 41 of which invest in mutual funds managed by an affiliate, either ING Investments, LLC (“IIL”) or Directed
Services LLC (“DSL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”). Investment Divisions with asset balances at December 31, 2010 and related Trusts are as follows:

Calvert Variable Series, Inc.:	ING Investors Trust (continued):
Calvert VP SRI Balanced Portfolio	ING Van Kampen Growth and Income Portfolio -
EuroPacific Growth Fund®:	Service Class
EuroPacific Growth Fund® - Class R-4	ING Money Market Portfolio:
Federated Insurance Series:	ING Money Market Portfolio - Class I
Federated Capital Appreciation Fund II - Primary	ING Partners, Inc.:
Shares**	ING Baron Small Cap Growth Portfolio - Service
Federated Capital Income Fund II	Class
Federated Fund for U.S. Government Securities II	ING Legg Mason ClearBridge Aggressive Growth
Federated High Income Bond Fund II - Primary	Portfolio - Initial Class
Shares	ING Oppenheimer Global Portfolio - Initial Class
Federated Kaufmann Fund II - Primary Shares**	ING Oppenheimer Global Strategic Income
Federated Prime Money Fund II	Portfolio - Initial Class
Fidelity® Variable Insurance Products:	ING PIMCO Total Return Portfolio - Service Class**
Fidelity® VIP Equity-Income Portfolio - Initial Class	ING Pioneer High Yield Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Initial Class	ING T. Rowe Price Diversified Mid Cap Growth
Fidelity® Variable Insurance Products II:	Portfolio - Initial Class
Fidelity® VIP Contrafund® Portfolio - Initial Class	ING T. Rowe Price Growth Equity Portfolio - Initial
Fidelity® VIP Index 500 Portfolio - Initial Class	Class
Fidelity® Variable Insurance Products V:	ING Templeton Foreign Equity Portfolio - Initial
Fidelity® VIP Investment Grade Bond Portfolio -	Class
Initial Class	ING Thornburg Value Portfolio - Initial Class
The Growth Fund of America®, Inc.:	ING UBS U.S. Large Cap Equity Portfolio - Initial
The Growth Fund of America® - Class R-4	Class
ING Balanced Portfolio, Inc.:	ING Van Kampen Equity and Income Portfolio -
ING Balanced Portfolio - Class I	Initial Class
ING Intermediate Bond Portfolio:	ING Strategic Allocation Portfolios, Inc.:
ING Intermediate Bond Portfolio - Class I	ING Strategic Allocation Conservative Portfolio -
ING Investors Trust:	Class I
ING BlackRock Large Cap Growth Portfolio -	ING Strategic Allocation Growth Portfolio - Class I
Institutional Class	ING Strategic Allocation Moderate Portfolio - Class I
ING FMRSM Diversified Mid Cap Portfolio -	ING Variable Funds:
Institutional Class	ING Growth and Income Portfolio - Class I
ING Global Resources Portfolio - Service Class	ING Variable Portfolios, Inc.:
ING JPMorgan Emerging Markets Equity Portfolio -	ING BlackRock Science and Technology
Institutional Class	Opportunities Portfolio - Class I
ING Large Cap Growth Portfolio - Institutional Class	ING Index Plus LargeCap Portfolio - Class I
ING Marsico International Opportunities Portfolio -	ING Index Plus MidCap Portfolio - Class I
Service Class	ING Index Plus SmallCap Portfolio - Class I
ING MFS Total Return Portfolio - Institutional Class	ING International Index Portfolio - Class I *
ING PIMCO High Yield Portfolio - Service Class	ING Russell™ Large Cap Growth Index Portfolio -
ING Pioneer Fund Portfolio - Institutional Class	Class I*
ING T. Rowe Price Capital Appreciation Portfolio -	ING Russell™ Large Cap Index Portfolio - Class I*
Service Class**	ING Russell™ Large Cap Value Index Portfolio -
ING U.S. Stock Index Portfolio - Institutional Class	Class S*
ING Small Company Portfolio - Class I

48

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Variable Products Trust:	PIMCO Variable Insurance Trust:
ING SmallCap Opportunities Portfolio - Class I	PIMCO Real Return Portfolio - Administrative Class
Invesco Variable Insurance Funds:	Pioneer Variable Contracts Trust:
Invesco V.I. Core Equity Fund - Series I Shares	Pioneer Equity Income VCT Portfolio - Class I
Lord Abbett Series Fund, Inc.:	Pioneer Mid Cap Value VCT Portfolio - Class I
Lord Abbett Series Fund - Growth and Income
Portfolio - Class VC
Neuberger Berman Equity Funds®:	* Division added to the list in 2009
Neuberger Berman Socially Responsive Fund® -	** Division added to the list in 2010
Trust Class**
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Fund®/VA
Oppenheimer Main Street Small Cap Fund®/VA

The names of certain Divisions were changed during 2010. The following is a summary of current and former names for those Divisions:

Current Name	Former Name
Calvert Variable Series, Inc.:	Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	Calvert Social Balanced Portfolio
ING Investors Trust:	ING Investors Trust:
ING Large Cap Growth Portfolio - Institutional Class	ING Evergreen Omega Portfolio - Institutional Class
ING U.S. Stock Index Portfolio - Institutional Class	ING Stock Index Portfolio - Institutional Class
ING Partners, Inc.:	ING Partners, Inc.:
ING Legg Mason ClearBridge Aggressive Growth	ING Legg Mason Partners Aggressive Growth Portfolio -
Portfolio - Initial Class	Initial Class
ING Oppenheimer Global Strategic Income Portfolio -	ING Oppenheimer Strategic Income Portfolio - Initial
Initial Class	Class
Invesco Variable Insurance Funds:	AIM Variable Insurance Funds:
Invesco V.I. Core Equity Fund - Series I Shares	AIM V.I. Core Equity Fund - Series I Shares

The following Divisions were closed during 2010:

Federated Insurance Series:
Federated Clover Value Fund II - Primary Shares
Federated Equity Income Fund II
Federated International Equity Fund II
Federated Mid Cap Growth Strategies Fund II
ING Variable Portfolios, Inc.:
ING Opportunistic Large Cap Portfolio - Class I

The following Divisions were available to contractowners during 2010, but did not have any activity as of December 31, 2010:

The Alger Funds II:	Ariel Investment Trust:
Alger Green Fund - Class A	Ariel Fund
Amana Mutual Funds Trust:	Artisan Funds, Inc.:
Amana Growth Fund	Artisan International Fund - Investor Shares
Amana Income Fund	Aston Funds:
American Century Government Income Trust:	Aston/Optimum Mid Cap Fund - Class N
American Century Inflation-Adjusted Bond Fund -	BlackRock Mid Cap Value Opportunities Series, Inc.:
Investor Class	BlackRock Mid Cap Value Opportunities Fund -
Investor A Shares

49

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

The Bond Fund of AmericaSM, Inc.:	ING Partners, Inc. (continued):
American Funds The Bond Fund of AmericaSM -	ING Oppenheimer Global Portfolio - Service Class
Class R-4	ING Solution 2015 Portfolio - Service Class
Columbia Funds Series Trust:	ING Solution 2025 Portfolio - Service Class
Columbia Mid Cap Value Fund - Class A Shares	ING Solution 2035 Portfolio - Service Class
Fidelity® Variable Insurance Products:	ING Solution 2045 Portfolio - Service Class
Fidelity® VIP Growth Portfolio - Initial Class	ING Solution 2055 Portfolio - Service Class
Fidelity® VIP Overseas Portfolio - Initial Class	ING Solution Growth Portfolio - Service Class
Fidelity® Variable Insurance Products V:	ING Solution Income Portfolio - Service Class
Fidelity® VIP Asset Manager Portfolio - Initial Class	ING T. Rowe Price Diversified Mid Cap Growth
Franklin Templeton Variable Insurance Products Trust:	Portfolio - Service Class
Franklin Small Cap Value Securities Fund - Class 2	ING Templeton Foreign Equity Portfolio - Service
Fundamental InvestorsSM, Inc.:	Class
American Funds Fundamental InvestorsSM - Class R-4	ING Van Kampen Comstock Portfolio - Service Class
ING Investors Trust:	ING Oppenheimer Global Strategic Income Portfolio -
ING Artio Foreign Portfolio - Service Class	Service Class
ING BlackRock Large Cap Growth Portfolio - Service	ING Solution Moderate Portfolio - Service Class
Class	ING Van Kampen Equity and Income Portfolio -
ING FMRSM Diversified Mid Cap Portfolio - Service	Service Class
Class	ING Variable Portfolios, Inc.:
ING Global Resources Portfolio - Institutional Class	ING International Index Portfolio - Class S
ING Janus Contrarian Portfolio - Service Class	ING U.S. Bond Index Portfolio - Class I
ING JPMorgan Emerging Markets Equity Portfolio -	ING Russell™ Mid Cap Growth Index Portfolio -
Service Class	Class S
ING JPMorgan Small Cap Core Equity Portfolio -	ING Russell™ Mid Cap Index Portfolio - Class I
Service Class	ING Russell™ Small Cap Index Portfolio - Class I
ING Marsico Growth Portfolio - Service Class	ING Variable Products Trust:
ING MFS Utilities Portfolio - Service Class	ING International Value Portfolio - Class I
ING PIMCO High Yield Portfolio - Institutional Class	ING MidCap Opportunities Portfolio - Class I
ING Pioneer Equity Income Portfolio - Institutional	Invesco Growth Series:
Class	Invesco Mid Cap Core Equity Fund - Class A
ING Pioneer Mid Cap Value Portfolio - Institutional	Invesco Variable Insurance Funds:
Class	Invesco V.I. Capital Appreciation Fund - Series I
ING Templeton Global Growth Portfolio - Service	Shares
Class	The Lazard Funds, Inc.:
ING Clarion Global Real Estate Portfolio -	Lazard U.S. Mid Cap Equity Portfolio - Open Shares
Institutional Class	Loomis Sayles Funds I:
ING Clarion Real Estate Portfolio - Service Class	Loomis Sayles Small Cap Value Fund - Retail Class
ING Lord Abbett Growth and Income Portfolio -	Lord Abbett Series Fund, Inc.:
Institutional Class	Lord Abbett Series Fund Mid Cap Value Portfolio -
ING Wells Fargo Health Care Portfolio - Service	Class VC
Class	New Perspective Fund®, Inc.:
ING Partners, Inc.:	American Funds New Perspective Fund® - Class R-4
ING American Century Small-Mid Cap Value	Oppenheimer Developing Markets Fund:
Portfolio - Service Class	Oppenheimer Developing Markets Fund - Class A
ING Columbia Small Cap Value Portfolio - Service	Oppenheimer Variable Account Funds:
Class	Oppenheimer Global Securities Fund/VA
ING Davis New York Venture Portfolio - Service	Oppenheimer Strategic Bond Fund/VA
Class	Oppenheimer Small- & Mid-Cap Growth Fund/VA
ING Index Solution 2015 Portfolio - Service Class	Pax World Funds Series Trust I:
ING Index Solution 2025 Portfolio - Service Class	Pax World Balanced Fund - Individual Investor Class
ING Index Solution 2035 Portfolio - Service Class	Pioneer Variable Contracts Trust:
ING Index Solution 2045 Portfolio - Service Class	Pioneer Emerging Markets VCT Portfolio - Class I
ING Index Solution 2055 Portfolio - Service Class	Pioneer High Yield VCT Portfolio - Class I
ING Index Solution Income Portfolio - Service Class	RiverSource® Investment Series, Inc.:
ING JPMorgan Mid Cap Value Portfolio - Service	Columbia Diversified Equity Income Fund - Class R4
Class

50

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	SmallCap World Fund, Inc.:	Washington Mutual Investors FundSM, Inc.:
	American Funds SMALLCAP World Fund® -	American Funds Washington Mutual Investors
	Class R-4	FundSM - Class R-4
	Templeton Income Trust:	Wells Fargo Funds Trust:
	Templeton Global Bond Fund - Class A	Wells Fargo Advantage Special Small Cap Value
	Wanger Advisors Trust:	Fund - Class A
	Wanger Select	Wells Fargo Advantage Special Small Cap Value
	Wanger USA	Fund - Class F

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each
Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of
ILIAC, which is taxed as a life insurance company under the Internal Revenue Code.
Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ILIAC.

Contractowner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of
Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ILIAC will contribute additional funds to the

51

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ILIAC. Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net
Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from)
ILIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ILIAC). Any net unsettled transactions as of the reporting date are included in Due to related parties on the Statements of Assets and
Liabilities.

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements as of December 31, 2010 and for the years ended
December 31, 2010 and 2009, were issued.

3.	Recently Adopted Accounting Standards

Improving Disclosures about Fair Value Measurements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting
Standards Update (“ASU”) 2010-06, “Fair Value Measurements and Disclosure (Topic
820): Improving Disclosures about Fair Value Measurements,” (“ASU 2010-06”), which requires several new disclosures, as well as clarification to existing disclosures, as follows:

§ Significant transfers in and out of Level 1 and Level 2 fair value measurements and the reason for the transfers;
§ Purchases, sales, issuances, and settlement, in the Level 3 fair value measurements reconciliation on a gross basis;
§ Fair value measurement disclosures for each class of assets and liabilities (i.e., disaggregated); and
§ Valuation techniques and inputs for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 fair value measurements.

The provisions of ASU 2010-06 were adopted by the Account on January 1, 2010, except for the disclosures related to the Level 3 reconciliation, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Account determined, however, that there was no effect on the Account’s

52

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

disclosures, as the guidance is consistent with that previously applied by the Account under FASB Accounting Standards CodificationTM (“ASC”) Topic 820, “Fair Value
Measurements and Disclosures” (“ASC Topic 820”). As the pronouncement only pertains to additional disclosure, the adoption had no effect on the Account’s net assets and results of operations.

Subsequent Events

In May 2009, the FASB issued new guidance on subsequent events, included in ASC
Topic 855, “Subsequent Events,” which establishes:

§ The period after the balance sheet date during which an entity should evaluate events or transactions for potential recognition or disclosure in the financial statements;
§ The circumstances under which an entity should recognize such events or transactions in its financial statements; and
§ Disclosures regarding such events or transactions and the date through which an entity has evaluated subsequent events.

These provisions, as included in ASC Topic 855, were adopted by the Account on
June 30, 2009. In addition, in February 2010, the FASB issued ASU 2010-09,
“Subsequent Events (Topic 855): Amendments to Certain Recognition and Disclosure
Requirements,” which clarifies that an SEC filer should evaluate subsequent events through the date the financial statements are issued and eliminates the requirement for an
SEC filer to disclose that date, effective upon issuance. The Account determined that there was no effect on the Account’s net assets and results of operations upon adoption, as the guidance is consistent with that previously applied by the Account under US auditing standards. The disclosure provisions included in ASC Topic 855, as amended, are presented in the Significant Accounting Policies footnote.

Determining Fair Value When the Volume and Level of Activity for the Asset or Liability
Have Significantly Decreased and Identifying Transactions That Are Not Orderly

In April 2009, the FASB issued new guidance on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly, included in ASC Topic 820, “Fair Value Measurements and Disclosures,” which confirms that fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. In addition, this guidance, as included in ASC Topic 820:

§ Clarifies factors for determining whether there has been a significant decrease in market activity for an asset or liability;

53

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	§	Requires an entity to determine whether a transaction is not orderly based on the weight of the evidence; and
	§	Requires an entity to disclose in interim and annual periods the input and valuation technique used to measure fair value and any change in valuation technique.

These provisions, as included in ASC Topic 820, were adopted by the Account on
April 1, 2009. The Account determined, however, that there was no effect on the
Account’s net assets and results of operations upon adoption, as its guidance is consistent with that previously applied by the Account under US GAAP.

4.	Financial Instruments

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values
(“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual
Fund Investments. The NAV is calculated daily upon close of the New York Stock
Exchange and is based on the fair values of the underlying securities.

The Account’s financial assets are recorded at fair value on the Statements of Assets and
Liabilities and are categorized as Level 1 as of December 31, 2010 and 2009, respectively, based on the priority of the inputs to the valuation technique below. The
Account had no financial liabilities as of December 31, 2010.

The ASC Topic 820 fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

	§	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
	§	Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.
Level 2 inputs include the following:
		a)	Quoted prices for similar assets or liabilities in active markets;
		b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
		c)	Inputs other than quoted market prices that are observable; and
		d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
	§	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical

54

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

5.	Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover
ILIAC’s expenses in connection with the issuance and administration of the Contracts.
Following is a summary of these charges:

Mortality and Expense Risk Charges

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.25% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts.

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account is deducted at an annual rate of up to 0.25% of the assets attributable to the Contracts.

Contract Maintenance Charges

An annual Contract or certificate maintenance fee of up to $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 7.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 4.00% of premiums.

55

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

6.	Related Party Transactions

During the year ended December 31, 2010, management and service fees were paid indirectly to DSL, an affiliate of the Company, in its capacity as investment manager to
ING Investors Trust and ING Partners, Inc. The Trusts’ advisory agreement provided for fees at annual rates ranging from 0.26% to 1.25% of the average net assets of each respective Fund.

Management fees were also paid indirectly to IIL, an affiliate of the Company, in its capacity as investment adviser to ING Intermediate Bond Portfolio, ING Balanced
Portfolio, Inc., ING Money Market Portfolio, ING Strategic Allocation Portfolios, Inc.,
ING Variable Funds, ING Variable Portfolios, Inc. and ING Variable Products Trust.
The annual fee rate ranged from 0.08% to 0.95% of the average net assets of each respective Fund.

56

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

7.	Purchases and Sales of Investment Securities

	The aggregate cost of purchases and proceeds from sales of investments follow:

		Year ended December 31
		2010		2009
		Purchases	Sales	Purchases	Sales
			(Dollars in thousands)
	Calvert Variable Series, Inc.:
	Calvert VP SRI Balanced Portfolio	$ 18	$ 25	$ 25 $	46
	EuroPacific Growth Fund®:
	EuroPacific Growth Fund® - Class R-4	4,504	1,650	4,376	1,319
	Federated Insurance Series:
	Federated Capital Appreciation Fund II - Primary Shares	11,417	1,757	-	-
	Federated Capital Income Fund II	3,870	1,059	286	608
	Federated Clover Value Fund II - Primary Shares	288	12,430	575	4,143
	Federated Equity Income Fund II	285	3,142	231	1,242
	Federated Fund for U.S. Government Securities II	72	399	78	370
	Federated High Income Bond Fund II - Primary Shares	334	912	349	671
	Federated International Equity Fund II	10	2,361	90	632
	Federated Kaufmann Fund II - Primary Shares	4,023	804	-	-
	Federated Mid Cap Growth Strategies Fund II	31	4,242	16	1,318
	Federated Prime Money Fund II	2,444	1,665	1,755	1,351
	Fidelity® Variable Insurance Products:
	Fidelity® VIP Equity-Income Portfolio - Initial Class	2,147	3,561	2,460	2,722
	Fidelity® VIP High Income Portfolio - Initial Class	-	-	-	-
	Fidelity® Variable Insurance Products II:
	Fidelity® VIP Contrafund® Portfolio - Initial Class	3,499	2,866	2,398	2,311
	Fidelity® VIP Index 500 Portfolio - Initial Class	336	842	382	1,293
	Fidelity® Variable Insurance Products V:
	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	11	58	22	34
	The Growth Fund of America®, Inc.:
	The Growth Fund of America® - Class R-4	4,080	2,958	6,639	1,594
	ING Balanced Portfolio, Inc.:
	ING Balanced Portfolio - Class I	2,011	2,944	2,402	2,045
	ING Intermediate Bond Portfolio:
	ING Intermediate Bond Portfolio - Class I	3,552	2,585	3,598	2,387
	ING Investors Trust:
	ING BlackRock Large Cap Growth Portfolio - Institutional
	Class	57	317	70	254
	ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	165	484	355	530
	ING Global Resources Portfolio - Service Class	2	6	-	42
	ING JPMorgan Emerging Markets Equity Portfolio -
	Institutional Class	218	292	292	376
	ING Large Cap Growth Portfolio - Institutional Class	37	83	72	257
	ING Marsico International Opportunities Portfolio - Service
	Class	6	83	8	236
	ING MFS Total Return Portfolio - Institutional Class	177	851	329	1,056
	ING PIMCO High Yield Portfolio - Service Class	800	978	807	245

57

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2010		2009
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Investors Trust (continued):
ING Pioneer Fund Portfolio - Institutional Class	$ -	$ 1	$ -	$-
ING T. Rowe Price Capital Appreciation Portfolio - Service
Class	4,370	34	-	-
ING U.S. Stock Index Portfolio - Institutional Class	1,917	2,276	2,462	1,548
ING Van Kampen Growth and Income Portfolio - Service Class	1	-	1	-
ING Money Market Portfolio:
ING Money Market Portfolio - Class I	7,684	9,564	7,924	11,128
ING Partners, Inc.:
ING Baron Small Cap Growth Portfolio - Service Class	975	306	791	92
ING Legg Mason ClearBridge Aggressive Growth Portfolio -
Initial Class	80	591	9	470
ING Oppenheimer Global Portfolio - Initial Class	2,086	3,960	2,758	3,051
ING Oppenheimer Global Strategic Income Portfolio - Initial
Class	3,360	3,908	3,456	2,564
ING PIMCO Total Return Portfolio - Service Class	5,071	915	-	-
ING Pioneer High Yield Portfolio - Initial Class	331	545	538	715
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Initial Class	290	604	143	320
ING T. Rowe Price Growth Equity Portfolio - Initial Class	1,080	1,471	834	1,218
ING Templeton Foreign Equity Portfolio - Initial Class	227	232	174	186
ING Thornburg Value Portfolio - Initial Class	63	207	128	145
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	48	480	218	533
ING Van Kampen Equity and Income Portfolio - Initial Class	345	808	251	726
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	239	169	124	81
ING Strategic Allocation Growth Portfolio - Class I	116	80	1,432	134
ING Strategic Allocation Moderate Portfolio - Class I	146	192	462	159
ING Variable Funds:
ING Growth and Income Portfolio - Class I	1,252	645	150	377
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities
Portfolio - Class I	840	789	766	324
ING Index Plus LargeCap Portfolio - Class I	39	216	37	131
ING Index Plus MidCap Portfolio - Class I	2,659	1,120	2,549	757
ING Index Plus SmallCap Portfolio - Class I	1	-	1	-
ING International Index Portfolio - Class I	159	522	1,999	134
ING Opportunistic Large Cap Portfolio - Class I	47	1,316	701	385
ING Russell™ Large Cap Growth Index Portfolio - Class I	47	790	3,714	341
ING Russell™ Large Cap Index Portfolio - Class I	142	314	1,782	172
ING Russell™ Large Cap Value Index Portfolio - Class S	72	119	614	55
ING Small Company Portfolio - Class I	3,237	2,330	2,891	1,535
ING Variable Products Trust:
ING SmallCap Opportunities Portfolio - Class I	3	2	35	-
Invesco Variable Insurance Funds:
Invesco V.I. Core Equity Fund - Series I Shares	897	1,101	1,335	626

58

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2010		2009
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Growth and Income Portfolio -
Class VC	$ -	$-	$ -	$ -
Neuberger Berman Equity Funds®:
Neuberger Berman Socially Responsive Fund® - Trust Class	361	3	-	-
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Fund®/VA	-	2	1	2
Oppenheimer Main Street Small Cap Fund®/VA	-	-	-	-
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	-	-	-	-
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	-	1	-	-
Pioneer Mid Cap Value VCT Portfolio - Class I	-	-	-	-

59

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8.	Changes in Units

	The net changes in units outstanding follow:

				Year ended December 31
			2010			2009
		Units	Units	Net Increase	Units	Units	Net Increase
		Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
	Calvert Variable Series, Inc.:
	Calvert VP SRI Balanced Portfolio	1,371	1,978	(607)	3,236	5,289	(2,053)
	EuroPacific Growth Fund®:
	EuroPacific Growth Fund® - Class R-4	312,312	139,325	172,987	345,567	128,464	217,103
	Federated Insurance Series:
	Federated Capital Appreciation Fund II - Primary Shares	1,046,643	150,546	896,097	-	-	-
	Federated Capital Income Fund II	236,103	65,138	170,965	11,223	43,720	(32,497)
	Federated Clover Value Fund II - Primary Shares	8,922	694,574	(685,652)	5,892	264,546	(258,654)
	Federated Equity Income Fund II	18,947	237,022	(218,075)	2,688	100,649	(97,961)
	Federated Fund for U.S. Government Securities II	2,251	21,347	(19,096)	2,054	20,998	(18,944)
	Federated High Income Bond Fund II - Primary Shares	6,078	42,573	(36,495)	2,479	39,786	(37,307)
	Federated International Equity Fund II	2,718	159,998	(157,280)	642	47,350	(46,708)
	Federated Kaufmann Fund II - Primary Shares	368,321	65,347	302,974	-	-	-
	Federated Mid Cap Growth Strategies Fund II	2,394	194,001	(191,607)	632	69,747	(69,115)
	Federated Prime Money Fund II	189,375	127,825	61,550	127,520	96,246	31,274
	Fidelity® Variable Insurance Products:
	Fidelity® VIP Equity-Income Portfolio - Initial Class	175,971	265,076	(89,105)	260,244	234,484	25,760
	Fidelity® VIP High Income Portfolio - Initial Class	-	17	(17)	-	18	(18)
	Fidelity® Variable Insurance Products II:
	Fidelity® VIP Contrafund® Portfolio - Initial Class	245,376	139,992	105,384	208,725	151,557	57,168
	Fidelity® VIP Index 500 Portfolio - Initial Class	6,745	42,729	(35,984)	8,569	82,712	(74,143)
	Fidelity® Variable Insurance Products V:
	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	-	2,812	(2,812)	-	1,767	(1,767)
	The Growth Fund of America®, Inc.:
	The Growth Fund of America® - Class R-4	406,523	313,202	93,321	699,290	215,931	483,359
	ING Balanced Portfolio, Inc.:
	ING Balanced Portfolio - Class I	171,679	270,490	(98,811)	218,235	220,116	(1,881)

		60

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	203,027	165,085	37,942	214,575	164,295	50,280
ING Investors Trust:
ING BlackRock Large Cap Growth Portfolio - Institutional Class	6,557	38,259	(31,702)	8,221	36,928	(28,707)
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	17,024	48,152	(31,128)	67,097	101,538	(34,441)
ING Global Resources Portfolio - Service Class	-	350	(350)	-	4,573	(4,573)
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	10,117	17,349	(7,232)	23,850	31,504	(7,654)
ING Large Cap Growth Portfolio - Institutional Class	2,898	6,186	(3,288)	7,180	29,596	(22,416)
ING Marsico International Opportunities Portfolio - Service Class	-	9,304	(9,304)	4,176	38,842	(34,666)
ING MFS Total Return Portfolio - Institutional Class	11,736	68,726	(56,990)	22,887	107,195	(84,308)
ING PIMCO High Yield Portfolio - Service Class	39,457	59,834	(20,377)	65,359	23,708	41,651
ING Pioneer Fund Portfolio - Institutional Class	-	34	(34)	-	39	(39)
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	350,513	7,736	342,777	-	-	-
ING U.S. Stock Index Portfolio - Institutional Class	206,101	247,483	(41,382)	320,001	224,155	95,846
ING Van Kampen Growth and Income Portfolio - Service Class	113	-	113	134	-	134
ING Money Market Portfolio:
ING Money Market Portfolio - Class I	891,511	1,017,974	(126,463)	824,808	1,055,751	(230,943)
ING Partners, Inc.:
ING Baron Small Cap Growth Portfolio - Service Class	65,315	22,132	43,183	69,641	11,945	57,696
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Initial Class	10,078	61,115	(51,037)	2,237	59,930	(57,693)
ING Oppenheimer Global Portfolio - Initial Class	186,232	352,429	(166,197)	231,217	340,709	(109,492)
ING Oppenheimer Global Strategic Income Portfolio - Initial Class	271,459	332,334	(60,875)	312,008	257,263	54,745
ING PIMCO Total Return Portfolio - Service Class	333,720	61,270	272,450	-	-	-
ING Pioneer High Yield Portfolio - Initial Class	19,437	47,298	(27,861)	44,655	79,907	(35,252)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	23,535	49,694	(26,159)	13,778	33,034	(19,256)
ING T. Rowe Price Growth Equity Portfolio - Initial Class	99,205	99,014	191	88,455	87,434	1,021
ING Templeton Foreign Equity Portfolio - Initial Class	27,403	30,328	(2,925)	38,305	41,014	(2,709)
ING Thornburg Value Portfolio - Initial Class	3,889	15,155	(11,266)	11,434	13,395	(1,961)
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	3,346	47,022	(43,676)	23,775	72,037	(48,262)
ING Van Kampen Equity and Income Portfolio - Initial Class	24,441	64,674	(40,233)	17,086	68,501	(51,415)

	61

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Year ended December 31
			2010			2009
		Units	Units	Net Increase	Units	Units	Net Increase
		Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I		11,108	9,157	1,951	2,143	4,826	(2,683)
ING Strategic Allocation Growth Portfolio - Class I		2,003	3,390	(1,387)	82,120	8,883	73,237
ING Strategic Allocation Moderate Portfolio - Class I		4,767	10,187	(5,420)	21,211	11,177	10,034
ING Variable Funds:
ING Growth and Income Portfolio - Class I		96,276	49,783	46,493	10,438	29,536	(19,098)
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio - Class I		211,329	194,564	16,765	236,280	108,253	128,027
ING Index Plus LargeCap Portfolio - Class I		1,165	12,968	(11,803)	109	9,090	(8,981)
ING Index Plus MidCap Portfolio - Class I		172,167	87,925	84,242	199,109	77,529	121,580
ING Index Plus SmallCap Portfolio - Class I		57	-	57	72	-	72
ING International Index Portfolio - Class I		10,834	40,266	(29,432)	160,106	14,192	145,914
ING Opportunistic Large Cap Portfolio - Class I		2,368	101,436	(99,068)	55,004	28,516	26,488
ING Russell™ Large Cap Growth Index Portfolio - Class I		8,918	69,748	(60,830)	370,757	29,006	341,751
ING Russell™ Large Cap Index Portfolio - Class I		6,109	22,017	(15,908)	163,492	14,978	148,514
ING Russell™ Large Cap Value Index Portfolio - Class S		135	8,617	(8,482)	58,376	5,064	53,312
ING Small Company Portfolio - Class I		211,278	153,288	57,990	239,674	132,768	106,906
ING Variable Products Trust:
ING SmallCap Opportunities Portfolio - Class I		207	3	204	4,463	-	4,463
Invesco Variable Insurance Funds:
Invesco V.I. Core Equity Fund - Series I Shares		112,104	136,780	(24,676)	168,613	83,099	85,514
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Growth and Income Portfolio - Class VC		-	-	-	2	-	2
Neuberger Berman Equity Funds®:
Neuberger Berman Socially Responsive Fund® - Trust Class		35,474	288	35,186	-	-	-
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Fund®/VA		-	207	(207)	-	210	(210)
Oppenheimer Main Street Small Cap Fund®/VA		-	-	-	-	-	-

	62

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Year ended December 31
			2010			2009
		Units	Units	Net Increase	Units	Units	Net Increase
		Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class		-	-	-	-	-	-
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I		815	930	(115)	-	1	(1)
Pioneer Mid Cap Value VCT Portfolio - Class I		-	-	-	-	-	-

	63

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

9.	Unit Summary

	Unit value information for units outstanding, by Contract type, as of December 31, 2010
	follows:

	Division/Contract	Units	Unit Value	Extended Value
	Calvert VP SRI Balanced Portfolio
	Contracts in accumulation period:
	ILIAC I	10,157.603	$ 12.63	$ 128,291
	ILIAC II	2,589.515	12.60	32,628
		12,747.118		$ 160,919
	EuroPacific Growth Fund® - Class R-4
	Contracts in accumulation period:
	ILIAC III	1,075,414.879	$ 17.13	$ 18,421,857

	Federated Capital Appreciation Fund II - Primary Shares
	Currently payable annuity contracts	747.247	$ 10.79	$ 8,063
	Contracts in accumulation period:
	ILIAC I	895,349.935	11.70	10,475,594
		896,097.182		$ 10,483,657
	Federated Capital Income Fund II
	Currently payable annuity contracts	1,247.293	$ 15.47	$ 19,296
	Contracts in accumulation period:
	ILIAC I	305,724.966	17.27	5,279,870
		306,972.259		$ 5,299,166
	Federated Fund for U.S. Government Securities II
	Contracts in accumulation period:
	ILIAC I	27,101.533	$ 18.45	$ 500,023

	Federated High Income Bond Fund II - Primary Shares
	Currently payable annuity contracts:	637.633	$ 20.07	$ 12,797
	Contracts in accumulation period:
	ILIAC I	105,794.233	22.56	2,386,718
		106,431.866		$ 2,399,515
	Federated Kaufmann Fund II - Primary Shares
	Contracts in accumulation period:
	ILIAC I	302,973.848	$ 12.21	$ 3,699,311

	Federated Prime Money Fund II
	Currently payable annuity contracts:	457.274	$ 9.90	$ 4,527
	Contracts in accumulation period:
	ILIAC I	180,617.895	13.05	2,357,064
		181,075.169		$ 2,361,591
	Fidelity® VIP Equity-Income Portfolio - Initial Class
	Contracts in accumulation period:
	ILIAC I	436,377.594	$ 20.45	$ 8,923,922
	ILIAC II	93,844.740	13.65	1,280,981
	ILIAC III	859,890.989	12.43	10,688,445
		1,390,113.323		$ 20,893,348

	64

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP High Income Portfolio - Initial Class
Currently payable annuity contracts	265.250	$ 12.68	$ 3,363

Fidelity® VIP Contrafund® Portfolio - Initial Class
Contracts in accumulation period:
ILIAC I	367,355.904	$ 30.81	$ 11,318,235
ILIAC II	59,869.789	20.74	1,241,699
ILIAC III	677,212.605	15.30	10,361,353
	1,104,438.298		$ 22,921,287
Fidelity® VIP Index 500 Portfolio - Initial Class
Contracts in accumulation period:
ILIAC I	226,692.250	$ 22.14	$ 5,018,966
ILIAC II	57,068.748	13.13	749,313
	283,760.998		$ 5,768,279
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Contracts in accumulation period:
ILIAC I	10,074.372	$ 19.80	$ 199,473

The Growth Fund of America® - Class R-4
Contracts in accumulation period:
ILIAC III	2,475,763.218	$ 13.19	$ 32,655,317

ING Balanced Portfolio - Class I
Currently payable annuity contracts	2,331.052	$ 18.50	$ 43,124
Contracts in accumulation period:
ILIAC I	100,925.658	20.71	2,090,170
ILIAC II	37,806.543	14.54	549,707
ILIAC III	1,159,219.085	12.37	14,339,540
	1,300,282.338		$ 17,022,541
ING Intermediate Bond Portfolio - Class I
Currently payable annuity contracts	626.946	$ 18.26	$ 11,448
Contracts in accumulation period:
ILIAC I	261,792.878	18.40	4,816,989
ILIAC II	79,117.395	16.64	1,316,513
ILIAC III	297,836.166	16.32	4,860,686
	639,373.385		$ 11,005,636
ING BlackRock Large Cap Growth Portfolio - Institutional
Class
Currently payable annuity contracts	3,420.910	$ 8.53	$ 29,180
Contracts in accumulation period:
ILIAC I	178,235.047	8.48	1,511,433
ILIAC II	19,678.817	8.53	167,860
ILIAC III	53.749	9.16	492
	201,388.523		$ 1,708,965

65

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class
Contracts in accumulation period:
ILIAC I	105,476.153	$ 11.71	$ 1,235,126
ILIAC II	25,943.697	11.80	306,136
	131,419.850		$ 1,541,262
ING Global Resources Portfolio - Service Class
Contracts in accumulation period:
ILIAC I	15,517.395	$ 13.41	$ 208,088

ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
Contracts in accumulation period:
ILIAC I	41,714.291	$ 19.59	$ 817,183
ILIAC II	9,565.494	19.74	188,823
	51,279.785		$ 1,006,006
ING Large Cap Growth Portfolio - Institutional Class
Contracts in accumulation period:
ILIAC I	41,653.533	$ 13.35	$ 556,075
ILIAC II	269.067	13.46	3,622
	41,922.600		$ 559,697
ING Marsico International Opportunities Portfolio - Service
Class
Contracts in accumulation period:
ILIAC I	36,473.130	$ 9.63	$ 351,236
ILIAC II	6,786.563	9.69	65,762
	43,259.693		$ 416,998
ING MFS Total Return Portfolio - Institutional Class
Contracts in accumulation period:
ILIAC I	361,589.712	$ 11.51	$ 4,161,898
ILIAC II	51,691.582	11.61	600,139
	413,281.294		$ 4,762,037
ING PIMCO High Yield Portfolio - Service Class
Contracts in accumulation period:
ILIAC I	97,989.826	$ 14.51	$ 1,421,832
ILIAC II	12,742.440	14.64	186,549
	110,732.266		$ 1,608,381
ING Pioneer Fund Portfolio - Institutional Class
Currently payable annuity contracts	281.276	$ 11.32	$ 3,184

ING T. Rowe Price Capital Appreciation Portfolio - Service
Class
Contracts in accumulation period:
ILIAC III	342,777.347	$ 13.73	$ 4,706,333

ING U.S. Stock Index Portfolio - Institutional Class
Contracts in accumulation period:
ILIAC III	1,483,378.826	$ 11.98	$ 17,770,878

66

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Growth and Income Portfolio - Service Class
Contracts in accumulation period:
ILIAC III	356.096	$ 11.83	$ 4,213

ING Money Market Portfolio - Class I
Currently payable annuity contracts	3,765.954	$ 12.72	$ 47,903
Contracts in accumulation period:
ILIAC I	387,927.909	13.51	5,240,906
ILIAC II	97,978.043	12.59	1,233,544
ILIAC III	632,358.335	12.12	7,664,183
	1,122,030.241		$ 14,186,536
ING Baron Small Cap Growth Portfolio - Service Class
Contracts in accumulation period:
ILIAC III	189,219.185	$ 18.09	$ 3,422,975

ING Legg Mason ClearBridge Aggressive Growth Portfolio -
Initial Class
Currently payable annuity contracts	284.276	$ 10.85	$ 3,084
Contracts in accumulation period:
ILIAC I	263,357.830	10.87	2,862,700
ILIAC II	19,432.523	9.68	188,107
ILIAC III	4,110.363	6.97	28,649
	287,184.992		$ 3,082,540
ING Oppenheimer Global Portfolio - Initial Class
Currently payable annuity contracts	3,987.596	$ 13.28	$ 52,955
Contracts in accumulation period:
ILIAC I	674,346.176	13.60	9,171,108
ILIAC II	63,853.423	13.72	876,069
ILIAC III	1,334,884.936	13.50	18,020,947
	2,077,072.131		$ 28,121,079
ING Oppenheimer Global Strategic Income Portfolio - Initial
Class
Currently payable annuity contracts	511.838	$ 13.35	$ 6,833
Contracts in accumulation period:
ILIAC I	244,821.915	13.21	3,234,098
ILIAC II	37,733.495	13.33	502,987
ILIAC III	679,632.647	13.39	9,100,281
	962,699.895		$ 12,844,199
ING PIMCO Total Return Portfolio - Service Class
Contracts in accumulation period:
ILIAC III	272,450.113	$ 15.11	$ 4,116,721

ING Pioneer High Yield Portfolio - Initial Class
Contracts in accumulation period:
ILIAC I	201,129.978	$ 13.99	$ 2,813,808
ILIAC II	22,732.708	14.04	319,167
	223,862.686		$ 3,132,975

67

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Initial Class
Contracts in accumulation period:
ILIAC I	165,251.070	$ 14.41	$ 2,381,268
ILIAC II	37,404.802	14.54	543,866
	202,655.872		$ 2,925,134
ING T. Rowe Price Growth Equity Portfolio - Initial Class
Currently payable annuity contracts	7,056.039	$ 16.11	$ 113,673
Contracts in accumulation period:
ILIAC I	253,099.550	22.75	5,758,015
ILIAC II	34,216.516	16.11	551,228
ILIAC III	128,946.972	12.33	1,589,916
	423,319.077		$ 8,012,832
ING Templeton Foreign Equity Portfolio - Initial Class
Currently payable annuity contracts	3,034.214	$ 8.75	$ 26,549
Contracts in accumulation period:
ILIAC I	87,071.151	8.73	760,131
ILIAC II	19,486.985	8.77	170,901
	109,592.350		$ 957,581
ING Thornburg Value Portfolio - Initial Class
Currently payable annuity contracts	1,021.629	$ 18.46	$ 18,859
Contracts in accumulation period:
ILIAC I	70,102.466	14.11	989,146
ILIAC II	16,218.024	13.60	220,565
	87,342.119		$ 1,228,570
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
Contracts in accumulation period:
ILIAC I	206,740.714	$ 10.36	$ 2,141,834
ILIAC II	14,020.569	11.52	161,517
	220,761.283		$ 2,303,351
ING Van Kampen Equity and Income Portfolio - Initial Class
Contracts in accumulation period:
ILIAC I	291,028.573	$ 12.49	$ 3,634,947
ILIAC II	48,761.184	12.60	614,391
ILIAC III	100.084	12.55	1,256
	339,889.841		$ 4,250,594
ING Strategic Allocation Conservative Portfolio - Class I
Currently payable annuity contracts	3,752.402	$ 16.39	$ 61,502
Contracts in accumulation period:
ILIAC I	73,482.868	17.89	1,314,609
ILIAC II	1,659.784	13.68	22,706
	78,895.054		$ 1,398,817
ING Strategic Allocation Growth Portfolio - Class I
Contracts in accumulation period:
ILIAC I	155,457.303	$ 17.95	$ 2,790,459
ILIAC II	3,512.067	11.93	41,899
	158,969.370		$ 2,832,358

68

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Strategic Allocation Moderate Portfolio - Class I
Currently payable annuity contracts	1,302.160	$ 13.22	$ 17,215
Contracts in accumulation period:
ILIAC I	102,318.907	17.70	1,811,045
ILIAC II	13,172.176	12.62	166,233
	116,793.243		$ 1,994,493
ING Growth and Income Portfolio - Class I
Currently payable annuity contracts	20,811.614	$ 14.37	$ 299,063
Contracts in accumulation period:
ILIAC I	182,948.511	16.76	3,066,217
ILIAC II	56,408.683	10.23	577,061
ILIAC III	456.599	8.75	3,995
	260,625.407		$ 3,946,336
ING BlackRock Science and Technology Opportunities
Portfolio - Class I
Contracts in accumulation period:
ILIAC I	49,045.996	$ 5.11	$ 250,625
ILIAC II	2,521.969	5.19	13,089
ILIAC III	705,500.981	5.34	3,767,375
	757,068.946		$ 4,031,089
ING Index Plus LargeCap Portfolio - Class I
Currently payable annuity contracts	3,661.973	$ 16.90	$ 61,887
Contracts in accumulation period:
ILIAC I	49,872.196	18.80	937,597
ILIAC II	14,487.781	12.83	185,878
ILIAC III	1,263.956	9.25	11,692
	69,285.906		$ 1,197,054
ING Index Plus MidCap Portfolio - Class I
Contracts in accumulation period:
ILIAC III	902,694.598	$ 20.02	$ 18,071,946

ING Index Plus SmallCap Portfolio - Class I
Contracts in accumulation period:
ILIAC III	415.504	$ 18.44	$ 7,662

ING International Index Portfolio - Class I
Currently payable annuity contracts	677.001	$ 14.28	$ 9,668
Contracts in accumulation period:
ILIAC I	98,815.545	14.85	1,467,411
ILIAC II	16,989.869	14.89	252,979
	116,482.415		$ 1,730,058
ING Russell™ Large Cap Growth Index Portfolio - Class I
Contracts in accumulation period:
ILIAC I	249,421.329	$ 13.05	$ 3,254,948
ILIAC II	31,499.287	13.08	412,011
	280,920.616		$ 3,666,959

69

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Large Cap Index Portfolio - Class I
Contracts in accumulation period:
ILIAC I	92,743.720	$ 14.26	$ 1,322,525
ILIAC II	39,862.492	14.30	570,034
	132,606.212		$ 1,892,559
ING Russell™ Large Cap Value Index Portfolio - Class S
Contracts in accumulation period:
ILIAC I	44,044.718	$ 13.71	$ 603,853
ILIAC II	785.298	13.74	10,790
	44,830.016		$ 614,643
ING Small Company Portfolio - Class I
Currently payable annuity contracts	2,213.785	$ 30.93	$ 68,472
Contracts in accumulation period:
ILIAC I	62,673.668	30.03	1,882,090
ILIAC II	29,251.711	21.87	639,735
ILIAC III	1,066,905.125	20.16	21,508,807
	1,161,044.289		$ 24,099,104
ING SmallCap Opportunities Portfolio - Class I
Contracts in accumulation period:
ILIAC III	4,740.399	$ 10.83	$ 51,339

Invesco V.I. Core Equity Fund - Series I Shares
Contracts in accumulation period:
ILIAC III	684,393.538	$ 9.99	$ 6,837,091

Lord Abbett Series Fund - Growth and Income Portfolio -
Class VC
Contracts in accumulation period:
ILIAC III	2.482	$ 11.94	$ 30

Neuberger Berman Socially Responsive Fund® - Trust Class
Contracts in accumulation period:
ILIAC III	35,186.450	$ 10.78	$ 379,310

Oppenheimer Main Street Fund®/VA
Currently payable annuity contracts	4,522.985	$ 9.81	$ 44,370

Oppenheimer Main Street Small Cap Fund®/VA
Contracts in accumulation period:
ILIAC III	119.620	$ 13.36	$ 1,598

PIMCO Real Return Portfolio - Administrative Class
Contracts in accumulation period:
ILIAC III	35.168	$ 13.77	$ 484

Pioneer Equity Income VCT Portfolio - Class I
Contracts in accumulation period:
ILIAC III	984.787	$ 13.11	$ 12,911

70

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pioneer Mid Cap Value VCT Portfolio - Class I
Contracts in accumulation period:
ILIAC III	16.308	$ 17.18	$ 280

71

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

10.	Financial Highlights

	A summary of unit values, units outstanding and net assets for variable annuity contracts, expense ratios, excluding expenses of
	underlying funds, investment income ratios, and total return for the years ended December 31, 2010, 2009, 2008, 2007 and 2006
	follows:

							Investment
		Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
		(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
	Calvert VP SRI Balanced Portfolio
	2010	13	$12.60	to	$12.63	$161	1.28%	1.25%	to	1.40%	10.60%	to	10.72%
	2009	13	$11.38	to	$11.42	$152	2.04%	1.25%	to	1.40%	23.46%	to	23.70%
	2008	15	$9.20	to	$9.25	$142	2.82%	1.25%	to	1.40%	-32.28%	to	-32.20%
	2007	16	$11.66	to	$13.66	$212	2.44%	1.00%	to	1.40%	1.34%	to	1.75%
	2006	15	$11.46	to	$13.48	$198	2.06%	1.00%	to	1.40%	7.24%	to	7.71%
	EuroPacific Growth Fund® - Class R-4
	2010	1,075	$17.13			$18,422	1.58%		1.00%		8.28%
	2009	902	$15.82			$14,276	2.10%		1.00%		37.80%
	2008	685	$11.48			$7,868	2.44%		1.00%		-41.16%
	2007	465	$19.51			$9,071	2.23%		1.00%		17.67%
	2006	242	$16.58			$4,011	(a)		1.00%			(a)
	Federated Capital Appreciation Fund II - Primary
	Shares
	2010	896	$10.79	to	$11.70	$10,484	(e)	1.25%	to	1.40%		(e)
	2009	(e)		(e)		(e)	(e)		(e)			(e)
	2008	(e)		(e)		(e)	(e)		(e)			(e)
	2007	(e)		(e)		(e)	(e)		(e)			(e)
	2006	(e)		(e)		(e)	(e)		(e)			(e)
	Federated Capital Income Fund II
	2010	307	$15.47	to	$17.27	$5,299	3.53%	1.25%	to	1.40%	10.49%	to	10.66%
	2009	136	$13.98	to	$15.63	$2,123	6.00%	1.25%	to	1.40%	26.46%	to	26.75%
	2008	169	$11.03	to	$12.36	$2,080	6.33%	1.25%	to	1.40%	-21.47%	to	-21.38%
	2007	231	$14.03	to	$15.74	$3,636	5.19%	1.25%	to	1.40%	2.54%	to	2.71%
	2006	268	$13.66	to	$15.35	$4,115	6.06%	1.25%	to	1.40%	14.04%	to	14.21%

72

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Federated Fund for U.S. Government Securities II
2010	27	$18.45			$500	4.84%		1.40%		3.65%
2009	46	$17.80			$822	5.26%		1.40%		3.73%
2008	65	$17.16			$1,118	4.56%		1.40%		2.82%
2007	75	$16.69			$1,252	4.58%		1.40%		4.84%
2006	91	$15.92			$1,454	4.73%		1.40%		2.64%
Federated High Income Bond Fund II - Primary Shares
2010	106	$20.07	to	$22.56	$2,400	8.54%	1.25%	to	1.40%	13.14%	to	13.33%
2009	143	$17.71	to	$19.94	$2,848	11.43%	1.25%	to	1.40%	50.72%	to	50.98%
2008	180	$11.73	to	$13.23	$2,383	11.05%	1.25%	to	1.40%	-27.03%	to	-26.96%
2007	257	$16.06	to	$18.13	$4,660	8.58%	1.25%	to	1.40%	1.97%	to	2.16%
2006	344	$15.72	to	$17.78	$6,107	8.91%	1.25%	to	1.40%	9.28%	to	9.39%
Federated Kaufmann Fund II - Primary Shares
2010	303	$12.21			$3,699	(e)		1.40%			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
Federated Prime Money Fund II
2010	181	$9.90	to	$13.05	$2,362	-	1.25%	to	1.40%	-1.44%
2009	120	$13.24			$1,583	0.51%		1.40%		-0.90%
2008	88	$13.36			$1,179	2.49%		1.40%		1.06%
2007	69	$13.22			$907	5.00%		1.40%		3.52%
2006	76	$12.77			$973	4.50%		1.40%		2.98%
Fidelity® VIP Equity-Income Portfolio - Initial Class
2010	1,390	$12.43	to	$20.45	$20,893	1.75%	1.00%	to	1.40%	13.55%	to	14.04%
2009	1,479	$10.90	to	$18.01	$19,873	2.21%	1.00%	to	1.40%	28.37%	to	28.84%
2008	1,453	$8.46	to	$14.03	$15,843	3.14%	1.00%	to	1.40%	-43.45%	to	-43.22%
2007	918	$14.90	to	$24.81	$21,348	1.69%	1.00%	to	1.40%	0.12%	to	0.54%
2006	1,157	$14.82	to	$24.78	$26,851	3.25%	1.00%	to	1.40%	18.51%	to	19.04%

73

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)			(lowest to highest)
Fidelity® VIP High Income Portfolio - Initial Class
2010	-	$12.68	$3	-		1.25%		12.41%
2009	-	$11.28	$3	-		1.25%		42.24%
2008	-	$7.93	$2	-		1.25%		-25.96%
2007	-	$10.71	$3	-		1.25%		1.52%
2006	-	$10.55	$3	0.15%		1.25%		9.78%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2010	1,104	$15.30 to $30.81	$22,921	1.23%	1.00%	to	1.40%	15.57% to 16.00%
2009	999	$13.19 to $26.66	$19,214	1.37%	1.00%	to	1.40%	33.84% to 34.45%
2008	942	$9.81 to $19.92	$14,442	1.02%	1.00%	to	1.40%	-43.33% to -43.10%
2007	912	$17.24 to $35.15	$26,669	0.92%	1.00%	to	1.40%	15.93% to 16.41%
2006	927	$14.81 to $30.32	$25,766	1.24%	1.00%	to	1.40%	10.17% to 10.60%
Fidelity® VIP Index 500 Portfolio - Initial Class
2010	284	$13.13 to $22.14	$5,768	1.83%	1.25%	to	1.40%	13.42% to 13.58%
2009	320	$11.56 to $19.52	$5,713	2.29%	1.25%	to	1.40%	24.81% to 25.11%
2008	394	$9.24 to $15.64	$5,641	2.10%	1.25%	to	1.40%	-37.89% to -37.82%
2007	452	$14.86 to $25.18	$10,482	3.61%	1.25%	to	1.40%	3.96% to 4.13%
2006	608	$14.27 to $24.22	$13,580	1.96%	1.25%	to	1.40%	14.14% to 14.25%
Fidelity® VIP Investment Grade Bond Portfolio -
Initial Class
2010	10	$19.80	$199	3.64%		1.40%		6.28%
2009	13	$18.63	$240	8.77%		1.40%		14.08%
2008	15	$16.33	$239	4.39%		1.40%		-4.61%
2007	15	$17.12	$262	4.17%		1.40%		2.88%
2006	16	$16.64	$265	4.04%		1.40%		2.91%
The Growth Fund of America® - Class R-4
2010	2,476	$13.19	$32,655	0.88%		1.00%		11.12%
2009	2,382	$11.87	$28,280	1.04%		1.00%		33.22%
2008	1,899	$8.91	$16,921	0.91%		1.00%		-39.68%
2007	1,786	$14.77	$26,386	1.08%		1.00%		9.81%
2006	1,538	$13.45	$20,683	(a)		1.00%		(a)

74

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Balanced Portfolio - Class I
2010	1,300	$12.37	to	$20.71	$17,023	2.80%	1.00%	to	1.40%	12.55%	to	12.97%
2009	1,399	$10.95	to	$18.40	$16,271	4.27%	1.00%	to	1.40%	17.57%	to	18.00%
2008	1,401	$9.28	to	$15.65	$13,949	3.74%	1.00%	to	1.40%	-29.12%	to	-28.78%
2007	1,557	$13.03	to	$22.08	$21,927	2.66%	1.00%	to	1.40%	4.10%	to	4.49%
2006	1,560	$12.47	to	$21.21	$21,439	2.14%	1.00%	to	1.40%	8.44%	to	8.91%
ING Intermediate Bond Portfolio - Class I
2010	639	$16.32	to	$18.40	$11,006	5.35%	1.00%	to	1.40%	8.30%	to	8.80%
2009	601	$15.00	to	$16.99	$9,591	6.91%	1.00%	to	1.40%	10.04%	to	10.46%
2008	551	$13.58	to	$15.44	$8,059	5.90%	1.00%	to	1.40%	-9.76%	to	-9.41%
2007	525	$14.99	to	$17.11	$8,518	3.99%	1.00%	to	1.40%	4.52%	to	4.97%
2006	466	$14.28	to	$16.37	$7,341	3.78%	1.00%	to	1.40%	2.63%	to	3.03%
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
2010	201	$8.48	to	$9.16	$1,709	0.46%	1.00%	to	1.40%	12.02%	to	12.39%
2009	233	$7.57	to	$8.15	$1,766	0.54%	1.00%	to	1.40%	28.74%	to	29.37%
2008	262	$5.88	to	$6.30	$1,540	0.17%	1.00%	to	1.40%	-39.82%	to	-39.54%
2007	319	$9.77	to	$10.42	$3,118	(b)	1.00%	to	1.40%		(b)
2006	(b)		(b)		(b)	(b)		(b)			(b)
ING FMRSM Diversified Mid Cap Portfolio -
Institutional Class
2010	131	$11.71	to	$11.80	$1,541	0.33%	1.25%	to	1.40%	26.73%	to	27.02%
2009	163	$9.24	to	$9.29	$1,504	0.64%	1.25%	to	1.40%	37.70%	to	37.83%
2008	197	$6.71	to	$6.74	$1,323	1.12%	1.25%	to	1.40%	-39.87%	to	-39.77%
2007	248	$11.16	to	$11.19	$2,772	0.29%	1.25%	to	1.40%	13.18%	to	13.37%
2006	286	$9.86	to	$9.87	$2,817	(a)	1.25%	to	1.40%		(a)
ING Global Resources Portfolio - Service Class
2010	16	$13.41			$208	1.04%		1.40%		19.95%
2009	16	$11.18			$177	-		1.40%		35.52%
2008	20		$8.25		$169	1.68%		1.40%		-41.82%
2007	22	$14.18			$307	(b)		1.40%			(b)
2006	(b)		(b)		(b)	(b)		(b)			(b)

75

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
2010	51	$19.59	to	$19.74	$1,006	0.71%	1.25%	to	1.40%	18.94%	to	19.06%
2009	59	$16.47	to	$16.58	$965	1.62%	1.25%	to	1.40%	69.62%	to	69.88%
2008	66	$9.71	to	$9.76	$643	3.18%	1.25%	to	1.40%	-51.84%	to	-51.75%
2007	71	$20.16	to	$20.23	$1,430	1.08%	1.25%	to	1.40%	36.86%	to	37.06%
2006	53	$14.73	to	$14.76	$783	0.83%	1.25%	to	1.40%	34.28%	to	34.55%
ING Large Cap Growth Portfolio - Institutional Class
2010	42	$13.35	to	$13.46	$560	0.37%	1.25%	to	1.40%	12.94%	to	13.11%
2009	45	$11.82	to	$11.90	$535	0.36%	1.25%	to	1.40%	40.71%	to	41.00%
2008	68	$8.40	to	$8.44	$568	0.56%	1.25%	to	1.40%	-28.33%
2007	73	$11.72			$853	0.34%		1.40%		10.36%
2006	84	$10.62			$891	-		1.40%		4.42%
ING Marsico International Opportunities Portfolio -
Service Class
2010	43	$9.63	to	$9.69	$417	1.38%	1.25%	to	1.40%	12.24%	to	12.28%
2009	53	$8.58	to	$8.63	$451	1.00%	1.25%	to	1.40%	35.76%	to	35.91%
2008	87	$6.32	to	$6.35	$552	1.17%	1.25%	to	1.40%	-50.24%	to	-50.16%
2007	91	$12.70	to	$12.74	$1,160	0.99%	1.25%	to	1.40%	18.80%	to	19.07%
2006	80	$10.69	to	$10.70	$856	(a)	1.25%	to	1.40%		(a)
ING MFS Total Return Portfolio - Institutional Class
2010	413	$11.51	to	$11.61	$4,762	0.45%	1.25%	to	1.40%	8.58%	to	8.71%
2009	470	$10.60	to	$10.68	$4,990	2.59%	1.25%	to	1.40%	16.48%	to	16.72%
2008	555	$9.10	to	$9.15	$5,050	6.14%	1.25%	to	1.40%	-23.27%	to	-23.17%
2007	735	$11.86	to	$11.91	$8,718	3.08%	1.25%	to	1.40%	2.86%	to	3.03%
2006	885	$11.53	to	$11.56	$10,208	2.48%	1.25%	to	1.40%	10.65%	to	10.83%
ING PIMCO High Yield Portfolio - Service Class
2010	111	$14.51	to	$14.64	$1,608	7.64%	1.25%	to	1.40%	12.66%	to	12.88%
2009	131	$12.88	to	$12.97	$1,690	7.85%	1.25%	to	1.40%	47.37%	to	47.55%
2008	89	$8.74	to	$8.79	$782	8.63%	1.25%	to	1.40%	-23.67%	to	-23.50%
2007	96	$11.45	to	$11.49	$1,095	6.76%	1.25%	to	1.40%	1.42%	to	1.50%
2006	141	$11.29	to	$11.32	$1,597	6.92%	1.25%	to	1.40%	7.42%	to	7.60%

76

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Pioneer Fund Portfolio - Institutional Class
2010	-	$11.32	$3	-		1.25%		14.69%
2009	-	$9.87	$3	-		1.25%		22.91%
2008	-	$8.03	$3	-		1.25%		-35.35%
2007	-	$12.42	$5	-		1.25%			4.02%
2006	-	$11.94	$5	-		1.25%		15.59%
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
2010	343	$13.73	$4,706	(e)		1.00%			(e)
2009	(e)	(e)	(e)	(e)		(e)			(e)
2008	(e)	(e)	(e)	(e)		(e)			(e)
2007	(e)	(e)	(e)	(e)		(e)			(e)
2006	(e)	(e)	(e)	(e)		(e)			(e)
ING U.S. Stock Index Portfolio - Institutional Class
2010	1,483	$11.98	$17,771	1.54%		1.00%		13.66%
2009	1,525	$10.54	$16,071	0.68%		1.00%		24.88%
2008	1,429	$8.44	$12,060	3.70%		1.00%		-37.71%
2007	1,525	$13.55	$20,670	1.63%		1.00%			4.23%
2006	1,423	$13.00	$18,504	(a)		1.00%			(a)
ING Van Kampen Growth and Income Portfolio -
Service Class
2010	-	$11.83	$4	-		1.00%		11.39%
2009	-	$10.62	$3	-		1.00%		22.63%
2008	-	$8.66	$1	(c)		1.00%			(c)
2007	(c)	(c)	(c)	(c)		(c)			(c)
2006	(c)	(c)	(c)	(c)		(c)			(c)
ING Money Market Portfolio - Class I
2010	1,122	$12.12 to $13.51	$14,187	0.03%	1.00%	to	1.40%	-1.17%	to	-0.74%
2009	1,248	$12.21 to $13.67	$16,066	0.29%	1.00%	to	1.40%	-1.09%	to	-0.65%
2008	1,479	$12.29 to $13.82	$19,269	4.93%	1.00%	to	1.40%	1.25%	to	1.65%
2007	1,216	$12.09 to $13.65	$15,804	4.07%	1.00%	to	1.40%	3.64%	to	4.04%
2006	1,081	$11.62 to $13.17	$13,658	2.98%	1.00%	to	1.40%	3.38%	to	3.84%

77

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Baron Small Cap Growth Portfolio - Service
Class
2010	189	$18.09			$3,423	-		1.00%		25.19%
2009	146	$14.45			$2,110	-		1.00%		33.92%
2008	88	$10.79			$953	-		1.00%		-41.83%
2007	64	$18.55			$1,178	-		1.00%		5.04%
2006	14	$17.66			$252	(a)		1.00%			(a)
ING Legg Mason ClearBridge Aggressive Growth
Portfolio - Initial Class
2010	287	$6.97	to	$10.87	$3,083	-	1.00%	to	1.40%	22.69%	to	23.14%
2009	338	$5.66	to	$8.86	$2,968	-	1.00%	to	1.40%	30.49%	to	31.02%
2008	396	$4.32	to	$6.79	$2,668	-	1.00%	to	1.40%	-40.07%	to	-39.83%
2007	487	$7.18	to	$11.33	$5,462	-	1.00%	to	1.40%	-3.00%	to	-2.58%
2006	601	$7.37	to	$11.68	$6,944	-	1.00%	to	1.40%	8.75%	to	9.19%
ING Oppenheimer Global Portfolio - Initial Class
2010	2,077	$13.28	to	$13.72	$28,121	1.57%	1.00%	to	1.40%	14.48%	to	14.89%
2009	2,243	$11.59	to	$11.97	$26,477	2.38%	1.00%	to	1.40%	37.50%	to	38.24%
2008	2,353	$8.41	to	$8.68	$20,145	2.28%	1.00%	to	1.40%	-41.10%	to	-40.93%
2007	2,754	$14.26	to	$14.73	$40,002	1.09%	1.00%	to	1.40%	5.01%	to	5.50%
2006	3,032	$13.56	to	$14.00	$41,889	0.07%	1.00%	to	1.40%	16.42%	to	16.78%
ING Oppenheimer Global Strategic Income Portfolio -
Initial Class
2010	963	$13.21	to	$13.39	$12,844	3.26%	1.00%	to	1.40%	14.27%	to	14.74%
2009	1,024	$11.56	to	$11.67	$11,913	4.20%	1.00%	to	1.40%	19.79%	to	20.31%
2008	969	$9.65	to	$9.72	$9,381	5.68%	1.00%	to	1.40%	-16.67%	to	-16.31%
2007	1,009	$11.58	to	$11.64	$11,696	4.54%	1.00%	to	1.40%	7.22%	to	7.61%
2006	970	$10.77	to	$10.84	$10,464	0.37%	1.00%	to	1.40%	6.93%	to	7.38%
ING PIMCO Total Return Portfolio - Service Class
2010	272	$15.11			$4,117	(e)		1.00%			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)

78

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Pioneer High Yield Portfolio - Initial Class
2010	224	$13.99	to	$14.04	$3,133	6.13%	1.25%	to	1.40%	17.37%	to	17.49%
2009	252	$11.92	to	$11.95	$3,002	7.76%	1.25%	to	1.40%	64.64%	to	65.06%
2008	287		$7.24		$2,078	(c)	1.25%	to	1.40%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
2010	203	$14.41	to	$14.54	$2,925	0.25%	1.25%	to	1.40%	26.63%	to	26.88%
2009	229	$11.38	to	$11.46	$2,607	0.44%	1.25%	to	1.40%	44.42%	to	44.70%
2008	248	$7.88	to	$7.92	$1,956	0.44%	1.25%	to	1.40%	-43.95%	to	-43.91%
2007	314	$14.06	to	$14.12	$4,416	0.20%	1.25%	to	1.40%	11.85%	to	11.97%
2006	353	$12.57	to	$12.61	$4,435	-	1.25%	to	1.40%	7.53%	to	7.78%
ING T. Rowe Price Growth Equity Portfolio - Initial
Class
2010	423	$12.33	to	$22.75	$8,013	0.04%	1.00%	to	1.40%	15.19%	to	15.67%
2009	423	$10.66	to	$19.75	$7,302	0.17%	1.00%	to	1.40%	40.97%	to	41.57%
2008	422	$7.53	to	$14.01	$5,496	1.34%	1.00%	to	1.40%	-43.03%	to	-42.78%
2007	497	$13.16	to	$24.59	$11,371	0.49%	1.00%	to	1.40%	8.37%	to	8.76%
2006	580	$12.10	to	$22.69	$12,512	0.23%	1.00%	to	1.40%	11.72%	to	12.24%
ING Templeton Foreign Equity Portfolio - Initial
Class
2010	110	$8.73	to	$8.77	$958	2.35%	1.25%	to	1.40%	7.38%	to	7.49%
2009	113	$8.13	to	$8.16	$915	-	1.25%	to	1.40%	30.29%	to	30.56%
2008	115	$6.24	to	$6.25	$719	(c)	1.25%	to	1.40%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
ING Thornburg Value Portfolio - Initial Class
2010	87	$13.60	to	$18.46	$1,229	1.45%	1.25%	to	1.40%	9.81%	to	10.03%
2009	99	$12.36	to	$16.78	$1,262	1.11%	1.25%	to	1.40%	42.78%	to	42.93%
2008	101	$8.65	to	$11.74	$903	0.52%	1.25%	to	1.40%	-40.59%	to	-40.50%
2007	119	$14.54	to	$19.73	$1,796	0.55%	1.25%	to	1.40%	5.72%	to	5.90%
2006	129	$13.73	to	$18.63	$1,843	0.48%	1.25%	to	1.40%	15.19%	to	15.38%

79

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING UBS U.S. Large Cap Equity Portfolio - Initial
Class
2010	221	$10.36	to	$11.52	$2,303	0.84%	1.25%	to	1.40%	11.76%	to	11.95%
2009	264	$9.27	to	$10.29	$2,476	1.40%	1.25%	to	1.40%	30.01%	to	30.09%
2008	313	$7.13	to	$7.91	$2,251	2.37%	1.25%	to	1.40%	-40.63%	to	-40.48%
2007	370	$12.01	to	$13.29	$4,497	0.74%	1.25%	to	1.40%	-0.25%	to	-0.08%
2006	427	$12.04	to	$13.30	$5,193	0.79%	1.25%	to	1.40%	12.95%	to	13.10%
ING Van Kampen Equity and Income Portfolio -
Initial Class
2010	340	$12.49	to	$12.60	$4,251	1.80%	1.00%	to	1.40%	10.73%	to	11.16%
2009	380	$11.28	to	$11.36	$4,293	1.90%	1.00%	to	1.40%	21.03%	to	21.53%
2008	432	$9.29	to	$9.38	$4,026	5.07%	1.00%	to	1.40%	-24.47%	to	-24.16%
2007	553	$12.25	to	$12.39	$6,830	2.34%	1.00%	to	1.40%	2.07%	to	2.51%
2006	715	$11.95	to	$12.12	$8,649	1.98%	1.00%	to	1.40%	11.12%	to	11.58%
ING Strategic Allocation Conservative Portfolio -
Class I
2010	79	$13.68	to	$17.89	$1,399	4.09%	1.25%	to	1.40%	9.55%	to	9.71%
2009	77	$12.47	to	$16.33	$1,244	7.91%	1.25%	to	1.40%	16.23%	to	16.45%
2008	80	$10.71	to	$14.05	$1,106	4.78%	1.25%	to	1.40%	-24.66%	to	-24.57%
2007	85	$14.20	to	$18.65	$1,574	3.34%	1.25%	to	1.40%	4.31%	to	4.49%
2006	63	$13.59	to	$17.88	$1,118	2.27%	1.25%	to	1.40%	6.87%	to	7.03%
ING Strategic Allocation Growth Portfolio - Class I
2010	159	$11.93	to	$17.95	$2,832	3.52%	1.25%	to	1.40%	11.49%	to	11.60%
2009	160	$10.69	to	$16.10	$2,563	6.36%	1.25%	to	1.40%	23.47%	to	23.73%
2008	87	$8.64	to	$13.04	$1,118	2.43%	1.25%	to	1.40%	-36.94%	to	-36.89%
2007	105	$13.69	to	$20.68	$2,097	1.55%	1.25%	to	1.40%	3.56%	to	3.71%
2006	119	$13.20	to	$19.97	$2,303	1.63%	1.25%	to	1.40%	11.63%	to	11.77%
ING Strategic Allocation Moderate Portfolio - Class I
2010	117	$12.62	to	$17.70	$1,994	4.01%	1.25%	to	1.40%	10.42%	to	10.70%
2009	122	$11.40	to	$16.03	$1,901	8.69%	1.25%	to	1.40%	20.16%	to	20.34%
2008	112	$9.48	to	$13.34	$1,459	2.78%	1.25%	to	1.40%	-31.45%	to	-31.35%
2007	124	$13.81	to	$19.46	$2,355	2.21%	1.25%	to	1.40%	3.95%	to	4.18%
2006	119	$13.26	to	$18.72	$2,168	1.68%	1.25%	to	1.40%	9.67%	to	9.86%

80

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Growth and Income Portfolio - Class I
2010	261	$8.75	to	$16.76	$3,946	1.18%	1.00%	to	1.40%	12.56%	to	13.05%
2009	214	$7.74	to	$14.89	$2,818	1.42%	1.00%	to	1.40%	28.36%	to	29.00%
2008	233	$6.00	to	$11.60	$2,410	1.32%	1.00%	to	1.40%	-38.49%	to	-38.27%
2007	306	$9.72	to	$18.86	$5,158	1.26%	1.00%	to	1.40%	5.90%	to	6.35%
2006	391	$9.14	to	$17.81	$6,260	0.95%	1.00%	to	1.40%	12.65%	to	12.98%
ING BlackRock Science and Technology
Opportunities Portfolio - Class I
2010	757	$5.11	to	$5.34	$4,031	-	1.00%	to	1.40%	16.89%	to	17.36%
2009	740	$4.37	to	$4.55	$3,357	-	1.00%	to	1.40%	50.69%	to	51.16%
2008	612	$2.90	to	$3.01	$1,837	-	1.00%	to	1.40%	-40.70%	to	-40.40%
2007	649	$4.89	to	$5.05	$3,259	-	1.00%	to	1.40%	17.27%	to	17.99%
2006	570	$4.17	to	$4.28	$2,432	-	1.00%	to	1.40%	5.78%	to	6.20%
ING Index Plus LargeCap Portfolio - Class I
2010	69	$9.25	to	$18.80	$1,197	1.88%	1.00%	to	1.40%	12.37%	to	12.80%
2009	81	$8.20	to	$16.73	$1,246	3.01%	1.00%	to	1.40%	21.50%	to	22.02%
2008	90	$6.72	to	$13.77	$1,143	2.08%	1.00%	to	1.40%	-38.08%	to	-37.99%
2007	140	$15.11	to	$22.24	$2,790	1.41%	1.25%	to	1.40%	3.54%	to	3.71%
2006	221	$10.40	to	$21.48	$4,295	1.79%	1.00%	to	1.40%	12.99%	to	13.41%
ING Index Plus MidCap Portfolio - Class I
2010	903	$20.02			$18,072	1.00%		1.00%		20.75%
2009	818	$16.58			$13,570	1.56%		1.00%		30.35%
2008	697	$12.72			$8,864	1.41%		1.00%		-38.16%
2007	644	$20.57			$13,245	0.74%		1.00%		4.42%
2006	532	$19.70			$10,478	0.56%		1.00%		8.36%
ING Index Plus SmallCap Portfolio - Class I
2010	-	$18.44			$8	-		1.00%		21.64%
2009	-	$15.16			$5	-		1.00%		23.55%
2008	-	$12.27			$4	-		1.00%		-34.21%
2007	-	$18.65			$9	-		1.00%		-7.17%
2006	1	$20.09			$6	0.33%		1.00%		12.68%

81

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING International Index Portfolio - Class I
2010	116	$14.28	to	$14.89	$1,730	3.34%	1.25%	to	1.40%	6.38% to 6.51%
2009	146	$13.41	to	$13.98	$2,037	(d)	1.25%	to	1.40%	(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
ING Russell™ Large Cap Growth Index Portfolio -
Class I
2010	281	$13.05	to	$13.08	$3,667	0.63%	1.25%	to	1.40%	11.16% to 11.41%
2009	342	$11.74			$4,012	(d)	1.25%	to	1.40%	(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
ING Russell™ Large Cap Index Portfolio - Class I
2010	133	$14.26	to	$14.30	$1,893	3.26%	1.25%	to	1.40%	10.63% to 10.85%
2009	149	$12.89	to	$12.90	$1,915	(d)	1.25%	to	1.40%	(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
ING Russell™ Large Cap Value Index Portfolio -
Class S
2010	45	$13.71	to	$13.74	$615	1.40%	1.25%	to	1.40%	9.59% to 9.74%
2009	53	$12.51	to	$12.52	$667	(d)	1.25%	to	1.40%	(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
ING Small Company Portfolio - Class I
2010	1,161	$20.16	to	$30.93	$24,099	0.52%	1.00%	to	1.40%	22.67% to 23.15%
2009	1,103	$16.37	to	$25.18	$18,689	0.59%	1.00%	to	1.40%	25.73% to 26.31%
2008	996	$12.96	to	$19.99	$13,521	1.05%	1.00%	to	1.40%	-31.99% to -31.75%
2007	993	$18.99	to	$29.36	$19,997	0.18%	1.00%	to	1.40%	4.37% to 4.86%
2006	1,001	$18.11	to	$28.08	$19,652	0.39%	1.00%	to	1.40%	15.20% to 15.64%

82

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING SmallCap Opportunities Portfolio - Class I
2010	5	$10.83	$51	-	1.00%	31.11%
2009	5	$8.26	$37	-	1.00%	29.67%
2008	-	$6.37	-	-	1.00%	-35.13%
2007	1	$9.82	$7	-	1.00%	8.99%
2006	-	$9.01	$4	-	1.00%	11.51%
Invesco V.I. Core Equity Fund - Series I Shares
2010	684	$9.99	$6,837	0.97%	1.00%	8.47%
2009	709	$9.21	$6,531	1.90%	1.00%	27.03%
2008	624	$7.25	$4,521	2.23%	1.00%	-30.82%
2007	673	$10.48	$7,056	1.19%	1.00%	6.94%
2006	647	$9.80	$6,340	0.74%	1.00%	15.57%
Lord Abbett Series Fund - Growth and Income
Portfolio - Class VC
2010	-	$11.94	-	-	1.00%	16.26%
2009	-	$10.27	-	(f)	1.00%	(f)
2008	(f)	(f)	(f)	(f)	(f)	(f)
2007	683	$13.86	$9,464	1.38%	1.00%	2.44%
2006	541	$13.53	$7,324	1.53%	1.00%	16.04%
Neuberger Berman Socially Responsive Fund® -
Trust Class
2010	35	$10.78	$379	(e)	1.00%	(e)
2009	(e)	(e)	(e)	(e)	(e)	(e)
2008	(e)	(e)	(e)	(e)	(e)	(e)
2007	(e)	(e)	(e)	(e)	(e)	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
Oppenheimer Main Street Fund®/VA
2010	5	$9.81	$44	-	1.25%	14.74%
2009	5	$8.55	$40	2.74%	1.25%	26.67%
2008	5	$6.75	$33	2.22%	1.25%	-39.24%
2007	5	$11.11	$57	1.74%	1.25%	3.06%
2006	5	$10.78	$58	2.24%	1.25%	13.59%

83

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Oppenheimer Main Street Small Cap Fund®/VA
2010	-	$13.36	$2	-	1.00%	22.23%
2009	-	$10.93	$1	-	1.00%	35.78%
2008	-	$8.05	$1	-	1.00%	-38.46%
2007	-	$13.08	$2	(b)	1.00%	(b)
2006	(b)	(b)	(b)	(b)	(b)	(b)
PIMCO Real Return Portfolio - Administrative Class
2010	-	$13.77	-	-	1.00%	7.08%
2009	-	$12.86	-	-	1.00%	17.23%
2008	-	$10.97	-	-	1.00%	-8.05%
2007	-	$11.93	-	-	1.00%	9.45%
2006	-	$10.90	-	(a)	1.00%	(a)
Pioneer Equity Income VCT Portfolio - Class I
2010	1	$13.11	$13	-	1.00%	18.32%
2009	1	$11.08	$12	-	1.00%	13.06%
2008	1	$9.80	$11	-	1.00%	-30.99%
2007	1	$14.20	$15	-	1.00%	-0.21%
2006	-	$14.23	$1	5.20%	1.00%	21.21%
Pioneer Mid Cap Value VCT Portfolio - Class I
2010	-	$17.18	-	-	1.00%	17.03%
2009	-	$14.68	-	-	1.00%	24.30%
2008	-	$11.81	-	-	1.00%	-34.21%
2007	-	$17.95	-	-	1.00%	4.48%
2006	-	$17.18	-	(a)	1.00%	(a)

84

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

(a)	As investment Division had no investments until 2006, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2007, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investments until 2008, this data is not meaningful and is therefore not presented.
(d)	As investment Division had no investments until 2009, this data is not meaningful and is therefore not presented.
(e)	As investment Division had no investments until 2010, this data is not meaningful and is therefore not presented.
(f)	As investment Division did not have Net assets at December 31, 2008, this data is not meaningful and is therefore not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions divided by the average net assets.
The recognition of investment income is determined by the timing of the declaration of dividends by the underlying Fund In which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense, administrative and other charges, as defined in Note 5. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

85

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Report of Independent Registered Public Accounting Firm

The Board of Directors

ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2010 and 2009, and the related consolidated statements of operations, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2010.  These financial statements are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  We were not engaged to perform an audit of the Company’s internal control over financial reporting.  Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and subsidiaries at December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, in 2009 the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairments.

/s/    Ernst & Young LLP

Atlanta, Georgia

March 31, 2011

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Operations

(In millions)

	Years Ended December 31,
	2010	2009	2008
Revenues:
Net investment income	$1,342.3	$1,242.1	$1,071.0
Fee income	589.7	533.8	612.9
Premiums	67.3	35.0	46.9
Broker-dealer commission revenue	220.0	275.3	622.5
Net realized capital gains (losses):
Total other-than-temporary impairment losses	(199.2)	(433.5)	(1,052.5)
Portion of other-than-temporary impairment losses recognized in Other comprehensive income (loss)	52.1	39.0	-
Net other-than-temporary impairments recognized in earnings	(147.1)	(394.5)	(1,052.5)
Other net realized capital gains	119.0	149.0	(215.1)
Total net realized capital losses	(28.1)	(245.5)	(1,267.6)
Other income	34.8	30.0	34.1
Total revenue	2,226.0	1,870.7	1,119.8
Benefits and expenses:
Interest credited and other benefits to contract owners	768.0	511.2	818.0
Operating expenses	710.6	597.6	687.5
Broker-dealer commission expense	220.0	275.3	622.5
Net amortization of deferred policy acquisition costs and value of business acquired	(53.2)	79.6	128.9
Interest expense	2.9	3.5	1.4
Total benefits and expenses	1,648.3	1,467.2	2,258.3
Income (loss) before income taxes	577.7	403.5	(1,138.5)
Income tax expense (benefit)	140.8	49.6	(108.3)
Net income (loss)	$436.9	$353.9	$(1,030.2)

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	As of December 31,
	2010	2009
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $15,097.4 at 2010 and $14,758.4 at 2009)	$16,002.2	$14,905.7
Fixed maturities, at fair value using the fair value option	453.4	233.6
Equity securities, available-for-sale, at fair value (cost of $186.7 at 2010 and $175.1 at 2009)	211.0	187.9
Short-term investments	222.4	535.5
Mortgage loans on real estate	1,842.8	1,874.5
Loan - Dutch State obligation	539.4	674.1
Policy loans	253.0	254.7
Limited partnerships/corporations	463.5	426.2
Derivatives	234.2	175.2
Securities pledged (amortized cost of $936.5 at 2010 and $483.7 at 2009)	962.2	469.8
Total investments	21,184.1	19,737.2
Cash and cash equivalents	231.0	243.3
Short-term investments under securities loan agreement, including collateral delivered	675.4	351.0
Accrued investment income	240.5	217.2
Reinsurance recoverable	2,355.9	2,429.9
Deferred policy acquisition costs	1,023.0	901.8
Value of business acquired	716.4	991.5
Notes receivable from affiliate	175.0	175.0
Short-term loan to affiliate	304.1	287.2
Due from affiliates	48.3	49.1
Current income tax recoverable	-	23.9
Property and equipment	87.4	90.8
Other assets	133.8	103.9
Assets held in separate accounts	46,489.1	41,369.8
Total assets	$73,664.0	$66,971.6

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	As of December 31,
	2010	2009
Liabilities and Shareholder’s Equity
Future policy benefits and claims reserves	$21,491.6	$21,118.6
Payable for securities purchased	33.3	18.4
Payables under securities loan agreement, including collateral held	680.1	351.0
Borrowed money	214.7	0.1
Notes payable	4.9	4.9
Due to affiliates	121.2	159.9
Current income taxes	49.3	-
Deferred income taxes	466.9	351.2
Other liabilities	654.6	693.6
Liabilities related to separate accounts	46,489.1	41,369.8
Total liabilities	70,205.7	64,067.5

Shareholder’s equity:
Common stock (100,000 shares authorized, 55,000 issued and outstanding; $50 per share value)	2.8	2.8
Additional paid-in capital	4,326.0	4,528.2
Accumulated other comprehensive income (loss)	304.5	(15.0)
Retained earnings (deficit)	(1,175.0)	(1,611.9)
Total shareholder’s equity	3,458.3	2,904.1
Total liabilities and shareholder’s equity	$73,664.0	$66,971.6

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder’s
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at January 1, 2008	$2.8	$4,159.3	$(33.8)	$(1,087.3)	$3,041.0
Comprehensive loss:
Net loss	-	-	-	(1,030.2)	(1,030.2)
Other comprehensive loss, net of tax
Change in net unrealized capital gains (losses) on securities ($(635.4) pretax)	-	-	(435.3)	-	(435.3)
Pension and other post-employment benefits liability ($18.7 pretax)	-	-	(13.0)	-	(13.0)
Total comprehensive loss					(1,478.5)
Employee share-based payments	-	2.0	-	-	2.0
Balance at December 31, 2008	2.8	4,161.3	(482.1)	(2,117.5)	1,564.5
Cumulative effect of change in accounting principle, net of deferred policy acquisition costs and tax	-	-	(151.7)	151.7	-
Comprehensive income:
Net income	-	-	-	353.9	353.9
Other comprehensive income, net of tax
Change in net unrealized capital gains (losses) on securities ($832.3 pretax)	-	-	641.9	-	641.9
Change in other-than-temporary impairment losses recognized in other comprehensive income	-	-	(32.4)	-	(32.4)
Pension and other post-employment benefits liability ($14.3 pretax)	-	-	9.3	-	9.3
Total comprehensive income					972.7
Contribution of capital	-	365.0	-	-	365.0
Employee share-based payments	-	1.9	-	-	1.9
Balance at December 31, 2009	$2.8	$4,528.2	$(15.0)	$(1,611.9)	$2,904.1

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder’s
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at January 1, 2010	$2.8	$4,528.2	$(15.0)	$(1,611.9)	$2,904.1
Comprehensive income:
Net income	-	-	-	436.9	436.9
Other comprehensive income, net of tax
Change in net unrealized capital gains (losses) on securities ($387.5 pretax)	-	-	337.0	-	337.0
Change in other-than-temporary impairment losses recognized in other comprehensive income (loss)	-	-	(12.7)	-	(12.7)
Pension and other post-employment benefits liability ($(7.4) pretax)			(4.8)		(4.8)
Total comprehensive income					756.4
Dividends paid	-	(203.0)	-	-	(203.0)
Employee share-based payments	-	0.8	-	-	0.8
Balance at December 31, 2010	$2.8	$4,326.0	$304.5	$(1,175.0)	$3,458.3

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Years Ended December 31,
	2010	2009	2008
Cash Flows from Operating Activities:
Net income (loss)	$436.9	$353.9	$(1,030.2)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value of business acquired, and sales inducements	(167.1)	(152.8)	(205.1)
Net amortization of deferred policy acquisition costs, value of business acquired, and sales inducements	(48.9)	83.3	128.3
Net accretion/decretion of discount/premium	44.3	45.4	87.1
Future policy benefits, claims reserves, and interest credited	599.5	386.9	682.3
Provision for deferred income taxes	65.3	36.7	25.3
Net realized capital losses	28.1	245.5	1,267.6
Depreciation	3.4	10.4	56.7
Change in:
Accrued investment income	(23.3)	(11.4)	(37.5)
Reinsurance recoverable	74.0	79.3	88.8
Other receivable and assets accruals	(30.9)	130.9	(115.3)
Due to/from affiliates	(37.9)	7.9	(17.2)
Other payables and accruals	85.5	46.0	(120.3)
Other, net	(42.0)	(112.7)	(44.0)
Net cash provided by operating activities	986.9	1,149.3	766.5
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	6,340.3	5,864.2	9,039.7
Equity securities, available-for-sale	12.9	99.4	135.0
Mortgage loans on real estate	179.2	308.7	146.5
Limited partnerships/corporations	87.2	116.2	510.1
Acquisition of:
Fixed maturities	(7,383.5)	(6,215.4)	(11,593.4)
Equity securities, available-for-sale	(16.7)	(25.2)	(54.8)
Mortgage loans on real estate	(147.2)	(87.2)	(168.0)
Limited partnerships/corporations	(85.5)	(49.3)	(428.6)
Derivatives, net	(147.3)	(170.8)	52.6
Policy loans, net	1.7	13.1	5.6
Short-term investments, net	313.1	(492.7)	126.7
Loan-Dutch State obligation	134.7	124.8	-
Collateral received (delivered)	4.7	(4.4)	23.2
Sales (purchases) of fixed assets, net	-	13.5	(24.0)
Net cash used in investing activities	(706.4)	(505.1)	(2,229.4)

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Years Ended December 31,
	2010	2009	2008
Cash Flows from Financing Activities:
Deposits received for investment contracts	$2,022.2	$2,069.6	$3,836.4
Maturities and withdrawals from investment contracts	(2,309.7)	(2,123.6)	(2,312.2)
Short-term (repayment) loans to (from) affiliates	(16.9)	(300.2)	13.0
Short-term repayments of repurchase agreements, net	214.6	(615.2)	(123.1)
Dividends to parent	(203.0)	-	-
Contribution of capital	-	365.0	-
Net cash provided by (used in) financing activities	(292.8)	(604.4)	1,414.1
Net increase (decrease) in cash and cash equivalents	(12.3)	39.8	(48.8)
Cash and cash equivalents, beginning of period	243.3	203.5	252.3
Cash and cash equivalents, end of period	$231.0	$243.3	$203.5
Supplemental cash flow information:
Income taxes paid (received), net	$0.6	$13.7	$(44.1)
Interest paid	$-	$4.8	$23.6
Non-cash transfer Loan-Dutch State obligation	$-	$798.9	$-

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

1.                                    Organization and Significant Accounting Policies

Basis of Presentation

ING Life Insurance and Annuity Company (“ILIAC”) is a stock life insurance company domiciled in the state of Connecticut. ILIAC and its wholly-owned subsidiaries (collectively, the “Company”) are providers of financial products and services in the United States.  ILIAC is authorized to conduct its insurance business in all states and the District of Columbia.

The consolidated financial statements for the year ended December 31, 2010, include ILIAC and its wholly-owned subsidiaries, ING Financial Advisers, LLC (“IFA”) and Directed Services LLC (“DSL”).  ILIAC is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc. (“Lion” or “Parent”), which is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”). ING is a global financial services holding company based in the Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol “ING.”

As part of a restructuring plan approved by the European Commission (“EC”), ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including one or more initial public offerings, sales, or a combination thereof. On November 10, 2010, ING announced that while the option of one global initial public offering (“IPO”) remains open, ING and its U.S. insurance affiliates, including the Company, are going to prepare for a base case of two IPOs: one Europe-led IPO and one separate U.S.-focused IPO.

Description of Business

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, and 457, as well as nonqualified deferred compensation plans. The Company’s products are offered primarily to individuals, pension plans, small businesses, and employer-sponsored groups in the health care, government, and education markets (collectively “not-for-profit” organizations) and corporate markets. The Company’s products are generally distributed through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents, and financial planners.

Products offered by the Company include deferred and immediate (payout annuities) annuity contracts.  Company products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e., liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. The Company also offers pension and retirement savings plan administrative services.

The Company has one operating segment.

Recently Adopted Accounting Standards

Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses

In July 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2010-20, “Receivables (Accounting Standards CodificationTM (“ASC”) Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses” (“ASU 2010-20”), which requires certain existing disclosures to be disaggregated by class of financing receivable, including the rollforward of the allowance for credit losses, with the ending balance further disaggregated on the basis of impairment method.  For each disaggregated ending balance, an entity is required to also disclose the related recorded investment in financing receivables, the nonaccrual status of financing receivables, and impaired financing receivables.

ASU 2010-20 also requires new disclosures by class of financing receivable, including credit quality indicators, aging of past due amounts, the nature and extent of troubled debt restructurings and related defaults, and significant purchases and sales of financing receivables disaggregated by portfolio segment.

In January 2011, the FASB issued ASU 2011-01, which temporarily delays the effective date of the disclosures about troubled debt restructurings in ASU 2010-20.

The provisions of ASU 2010-20 were adopted by the Company on December 31, 2010, and are included in the Financial Instruments footnote to the consolidated financial statements, as well as the Reinsurance section below, except for the disclosures that include information for activity that occurs during a reporting period, which are effective for periods beginning after December 15, 2010, and the disclosures about troubled debt restructurings.  As the pronouncement only pertains to additional disclosure, the adoption had no effect on the Company’s financial condition, results of operations, or cash flows.

Scope Exception Related to Embedded Credit Derivatives

In March 2010, the FASB issued ASU 2010-11, “Derivatives and Hedging (ASC Topic 815): Scope Exception Related to Embedded Credit Derivatives” (“ASU 2010-11”), which clarifies that the only type of embedded credit derivatives that are exempt from

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

bifurcation requirements are those that relate to the subordination of one financial instrument to another.

The provisions of ASU 2010-11 were adopted by the Company on July 1, 2010.  The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied by the Company under ASC Topic 815.

Improving Disclosures about Fair Value Measurements

In January 2010, the FASB issued ASU 2010-06, “Fair Value Measurements and Disclosure (ASC Topic 820): Improving Disclosures about Fair Value Measurements,” (“ASU 2010-06”), which requires several new disclosures, as well as clarification to existing disclosures, as follows:

▪                             Significant transfers in and out of Level 1 and Level 2 fair value measurements and the reason for the transfers;

▪       Purchases, sales, issuances, and settlement, in the Level 3 fair value measurements reconciliation on a gross basis;

▪       Fair value measurement disclosures for each class of assets and liabilities (i.e., disaggregated); and

▪       Valuation techniques and inputs for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 fair value measurements.

The provisions of ASU 2010-06 were adopted by the Company on January 1, 2010, and are included in the Financial Instruments footnote to the consolidated financial statements, except for the disclosures related to the Level 3 reconciliation, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  As the pronouncement only pertains to additional disclosure, the adoption had no effect on the Company’s financial condition, results of operations, or cash flows.

Accounting and Reporting for Decreases in Ownership of a Subsidiary

In January 2010, the FASB issued ASU 2010-02 “Consolidations (ASC Topic 810): Accounting and Reporting for Decreases in Ownership of a Subsidiary – a Scope Clarification,” (“ASU 2010-02”), which clarifies that the scope of the decrease in ownership provisions applies to the following:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

▪                             A subsidiary or group of assets that is a business or nonprofit activity;

▪                             A subsidiary that is a business or nonprofit activity that is transferred to an equity method investee or joint venture; and

▪                       An exchange of a group of assets that constitutes a business or nonprofit activity for a noncontrolling interest in an entity (including an equity method investee or joint venture).

ASU 2010-02 also notes that the decrease in ownership guidance does not apply to sales of in substance real estate and expands disclosure requirements.

The provisions of ASU 2010-02 were adopted, retrospectively, by the Company on January 1, 2010.  The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows for the years ended December 31, 2010, 2009, or 2008, as there were no decreases in ownership of a subsidiary during those periods.

Improvements to Financial Reporting by Enterprises Involved in Variable Interest Entities

In December 2009, the FASB issued ASU 2009-17, “Consolidations (ASC Topic 810): Improvements to Financial Reporting by Enterprises Involved in Variable Interest Entities,” (“ASU 2009-17”), which eliminates the exemption for qualifying special-purpose entities (“QSPEs”), as well as amends the consolidation guidance for variable interest entities (“VIEs”), as follows:

▪                          Removes the quantitative-based assessment for consolidation of VIEs and, instead, requires a qualitative assessment of whether an entity has the power to direct the VIE’s activities, and whether the entity has the obligation to absorb losses or the right to reserve benefits that could be significant to the VIE; and

▪                             Requires an ongoing reassessment of whether an entity is the primary beneficiary of a VIE.

In addition, in February 2010, the FASB issued ASU 2010-10, “Consolidation (ASC Topic 810): Amendments for Certain Investment Funds” (ASU 2010-10), which primarily defers to ASU 2009-17 for an investment in an entity that is accounted for as an investment company.

The provisions of ASU 2009-17 and ASU 2010-10 were adopted on January 1, 2010. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the consolidation conclusions were consistent with those under previous accounting principles generally accepted in the United States (“US GAAP”). The disclosure provisions required by ASU 2009-17 are presented in the Financial Instruments footnote to these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Accounting for Transfers of Financial Assets

In December 2009, the FASB issued ASU 2009-16 “Transfers and Servicing (ASC Topic 860): Accounting for Transfers of Financial Assets” (“ASU 2009-16”), which eliminates the QSPE concept and requires a transferor of financial assets to:

▪                             Consider the transferor’s continuing involvement in assets, limiting the circumstances in which a financial asset should be derecognized when the transferor has not transferred the entire asset to an entity that is not consolidated;

▪                             Account for the transfer as a sale only if an entity transfers an entire financial asset and surrenders control, unless the transfer meets the conditions for a participating interest; and

▪                             Recognize and initially measure at fair value all assets obtained and liabilities incurred as a result of a transfer of financial assets accounted for as a sale.

The provisions of ASU 2009-16 were adopted on January 1, 2010. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the Company did not have any QSPEs under previous US GAAP, and the requirements for sale accounting treatment are consistent with those previously applied by the Company under US GAAP.

Measuring the Fair Value of Certain Alternative Investments

In September 2009, the FASB issued ASU 2009-12, “Fair Value Measurements and Disclosures (ASC Topic 820): Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (“ASU 2009-12”), which allows the use of net asset value to estimate the fair value of certain alternative investments, such as interests in hedge funds, private equity funds, real estate funds, venture capital funds, offshore fund vehicles, and funds of funds.  In addition, ASU 2009-12 requires disclosures about the attributes of such investments.

The provisions of ASU 2009-12 were adopted by the Company on December 31, 2009.  The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as its guidance is consistent with that previously applied by the Company under US GAAP.  The disclosure provisions required by ASU 2009-12 are presented in the Investments footnote to these consolidated financial statements.

Subsequent Events

In May 2009, the FASB issued new guidance on subsequent events, included in ASC Topic 855, “Subsequent Events,” which establishes:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

▪	The period after the balance sheet date during which an entity should evaluate events or transactions for potential recognition or disclosure in the financial statements;
▪	The circumstances under which an entity should recognize such events or transactions in its financial statements; and
▪	Disclosures regarding such events or transactions and the date through which an entity has evaluated subsequent events.

These provisions, as included in ASC Topic 855, were adopted by the Company on June 30, 2009.  In addition, in February 2010, the FASB issued ASU 2010-09, “Subsequent Events (Topic 855): Amendments to Certain Recognition and Disclosure Requirements”, which clarifies that a Securities and Exchange Commission (“SEC”) filer should evaluate subsequent events through the date the financial statements are issued and eliminates the requirement for an SEC filer to disclose that date, effective upon issuance. The Company determined that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied by the Company under U.S. auditing standards. The disclosure provisions included in ASC Topic 855, as amended, are presented in the Organization and Significant Accounting Policies footnote to these consolidated financial statements.

Recognition and Presentation of Other-Than-Temporary Impairments

In April 2009, the FASB issued new guidance on recognition and presentation of other-than-temporary impairments, included in ASC Topic 320, “Investments-Debt and Equity Securities,” which requires:

▪

Noncredit related impairments to be recognized in other comprehensive income (loss), if management asserts that it does not have the intent to sell the security and that it is more likely than not that the entity will not have to sell the security before recovery of the amortized cost basis;

▪

Total other-than-temporary impairments (“OTTI”) to be presented in the Statement of Operations with an offset recognized in Accumulated other comprehensive income (loss) for the noncredit related impairments;

▪

A cumulative effect adjustment as of the beginning of the period of adoption to reclassify the noncredit component of a previously recognized other-than-temporary impairment from Retained earnings (deficit) to Accumulated other comprehensive income (loss); and

▪	Additional interim disclosures for debt and equity securities regarding types of securities held, unrealized losses, and other-than-temporary impairments.

These provisions, as included in ASC Topic 320, were adopted by the Company on April 1, 2009.  As a result of implementation, the Company recognized a cumulative effect of change in accounting principle of $151.7 after considering the effects of

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

deferred policy acquisition costs (“DAC”) and income taxes of $(134.0) and $46.9, respectively, as an increase to April 1, 2009 Retained earnings (deficit) with a corresponding decrease to Accumulated other comprehensive income (loss).

In addition, the Company recognized an increase in amortized cost for previously impaired securities due to the recognition of the cumulative effect of change in accounting principle as of April 1, 2009, as follows:

Change in
Amortized Cost
Fixed maturities:
U.S. corporate, state and municipalities	$47.0
Foreign	45.0
Residential mortgage-backed	14.3
Commercial mortgage-backed	88.5
Other asset-backed	44.0
Total investments, available-for-sale	$238.8

The disclosure provisions, as included in ASC Topic 320, are presented in the Investments footnote to these consolidated financial statements.

Disclosures about Derivative Instruments and Hedging Activities

In March 2008, the FASB issued new guidance on disclosures about derivative instruments and hedging activities, included in ASC Topic 815, “Derivatives and Hedging,” which requires enhanced disclosures about objectives and strategies for using derivatives, fair value amounts of, and gains and losses on, derivative instruments, and credit-risk-related contingent features in derivative agreements, including:

▪	How and why derivative instruments are used;
▪	How derivative instruments and related hedged items are accounted for under US GAAP for derivative and hedging activities; and
▪	How derivative instruments and related hedged items affect an entity’s financial statements.

These provisions, as included in ASC Topic 815, were adopted by the Company on January 1, 2009 and are included in the Financial Instruments footnote to these consolidated financial statements.  As the pronouncement only pertains to additional disclosure, the adoption had no effect on the Company’s financial condition, results of operations, or cash flows.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

New Accounting Pronouncements

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts

In October 2010, the FASB issued ASU 2010-26, “Financial Services - Insurance (ASC Topic 944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts” (“ASU 2010-26”), which clarifies what costs relating to the acquisition of new or renewal insurance contracts qualify for deferral.  Costs that should be capitalized include (1) incremental direct costs of successful contract acquisition and (2) certain costs related directly to successful acquisition activities (underwriting, policy issuance and processing, medical and inspection, and sales force contract selling) performed by the insurer for the contract. Advertising costs should be included in deferred acquisition costs only if the capitalization criteria in the US GAAP direct-response advertising guidance are met.  All other acquisition-related costs should be charged to expense as incurred.

The provisions of ASU 2010-26 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011, and should be applied prospectively. Retrospective application is permitted, and early adoption is permitted at the beginning of an entity’s annual reporting period.  The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2010-26.

Consolidation Analysis of Investments Held through Separate Accounts

In April 2010, the FASB issued ASU 2010-15, “Financial Services - Insurance (ASC Topic 944): How Investments Held through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments” (“ASU 2010-15”), which clarifies that an insurance entity generally should not consider any separate account interests held for the benefit of policy holders in an investment to be the insurer’s interests, and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation.

The provisions of ASU 2010-15 are effective for fiscal years and interim periods beginning after December 15, 2010. The amendments are to be applied retrospectively to all prior periods as of the date of adoption.  The Company does not expect any effect on its financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied by the Company under ASC Topic 944.

Accounting Policy Change

During the fourth quarter of 2010, the Company concluded that it should change its accounting for realized capital gains (losses) and unrealized capital gains (losses) on investments supporting experience-rated products.  The impact of this change in accounting policy on the Company’s financial statements is immaterial to all periods presented.  Therefore, this correction is reflected in the fourth quarter of 2010 (the period

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

in which the change was made).  Certain reclassifications, which increased (decreased) Realized gains (losses) and Interest credited and other benefits by $11.3 and $614.4 for the years ended December 31, 2009 and 2008, respectively, were made in connection with this change, and had no impact on net income.  This change in accounting policy has no impact on individual customer account values and no impact on credited rates for experience-rated products.

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, certain money market instruments, and other debt issues with a maturity of 90 days or less when purchased.

Investments

All of the Company’s fixed maturities, except those accounted for using the fair value option, and equity securities are currently designated as available-for-sale.  Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Shareholder’s equity, after adjustment, if any, for related changes in DAC, value of business acquired (“VOBA”), and deferred income taxes.  Fixed maturities accounted for using the fair value option are reported at fair value with changes in fair value recognized in the Statement of Operations.

Other-Than-Temporary Impairments

The Company analyzes its general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes, and changes in ratings of the security.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

When assessing the Company’s intent to sell a security or if it is more likely than not it will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow needs.

When the Company has determined it has the intent to sell or if it is more likely than not that it will be required to sell a security before recovery of its amortized cost basis and the fair value has declined below amortized cost (“intent impairment”) the individual security is written down from amortized cost to fair value and a corresponding charge is recorded in Net realized capital gains (losses) on the Consolidated Statements of Operations as an OTTI.  If the Company does not intend to sell the security nor is it more likely than not it will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected (“credit impairment”) and the amount related to other factors (“noncredit impairment”).  The credit impairment is recorded in Net realized capital gains (losses) on the Consolidated Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss) on the Consolidated Balance Sheets.

In order to determine the amount of the OTTI that is considered a credit impairment, the Company utilizes the following methodology and significant inputs:

▪

Recovery value is estimated by performing a discounted cash flow analysis based upon the best estimate of expected future cash flows, discounted at the effective interest rate implicit in the underlying debt security. The effective interest rate is the current yield prior to impairment for a fixed rate security or current coupon yield for a floating rate security.

▪

Collectability and recoverability are estimated using the same considerations as the Company uses in its overall impairment analysis which includes, but is not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes, and changes in ratings of the security.

▪

Additional factors considered for structured securities such as RMBS, CMBS and other ABS include, but are not limited to, quality of underlying collateral, anticipated loss severities, collateral default rates, and other collateral characteristics such as vintage, repayment terms, and the geographical makeup of the collateral.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Purchases and Sales

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Valuation of Investments and Derivatives

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of “exit price” and the fair value hierarchy as prescribed in ASC Topic 820.  Valuations are obtained from third party commercial pricing services, brokers, and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third-party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

All valuation methods and assumptions are validated at least quarterly to ensure the accuracy and relevance of the fair values.  There were no material changes to the valuation methods or assumptions used to determine fair values during 2010, except for the Company’s use of commercial pricing services to value certain collateralized mortgage obligations (“CMO-Bs”) which commenced in the first quarter of 2010. CMO-Bs were previously valued using an average of broker quotes when more than one broker quote is provided.

Fair Value Measurements

ASC Topic 820, “Fair Value Measurements and Disclosures,” defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value, and enhances disclosure requirements for fair value measurements.

Fair Value Hierarchy

The Company has categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Financial assets and liabilities recorded at fair value on the Consolidated Balance Sheets are categorized as follows:

▪                             Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.

▪                             Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.  Level 2 inputs include the following:

a)                        Quoted prices for similar assets or liabilities in active markets;

b)                       Quoted prices for identical or similar assets or liabilities in non-active markets;

c)                        Inputs other than quoted market prices that are observable; and

d)                       Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

▪                          Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

The following valuation methods and assumptions were used by the Company in estimating reported values for the investments and derivatives described below:

Fixed maturities: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets.  Assets in this category would primarily include certain US Treasury securities.  The fair values for marketable bonds without an active market, excluding subprime residential mortgage-backed securities, are obtained through several commercial pricing services, which provide the estimated fair values, and are classified as Level 2 assets.  These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data.  This category includes US and foreign corporate bonds, Asset-backed Securities (“ABS”), US agency and government guaranteed securities, Commercial Mortgage-backed Securities (“CMBS”), and Residential Mortgage-backed Securities (“RMBS”), including CMO-Bs.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor, and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited.  Securities priced using independent broker quotes are classified as Level 3.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Broker quotes and prices obtained from pricing services are reviewed and validated monthly through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes. At December 31, 2010, $73.3 and $13.2 billion of a total of $17.4 billion in fixed maturities were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using matrix-based pricing model.

All prices and broker quotes obtained go through the review process described above including valuations for which only one broker quote is obtained.  After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor. The internal valuation committee then reviews all prices for the instrument again, along with information from the review, to determine which price best represents “exit price” for the instrument.

Fair values of privately placed bonds are determined using a matrix-based pricing model and are classified as Level 2 assets.  The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security.  Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market.  Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Trading activity for the Company’s RMBS, particularly subprime and Alt-A RMBS, declined during 2008 as a result of the dislocation of the credit markets.  The Company continued to obtain pricing information from commercial pricing services and brokers. However, the pricing for subprime and Alt-A RMBS did not represent regularly occurring market transactions since the trading activity declined significantly in the second half of 2008.  As a result, the Company concluded in the second half of 2008 that the market for subprime and Alt-A RMBS was inactive and classified these securities as Level 3 assets. The Company did not change its valuation procedures, which are consistent with those used for Level 2 marketable bonds without an active market, as a result of determining that the market was inactive. Due to increased trade activity of Alt-A RMBS during the second half of 2009, the Company determined that the Alt-A RMBS should be transferred to Level 2 of the valuation hierarchy as its overall assessment of the market was that it was active. The market for subprime RMBS remains largely inactive, and as such these securities will remain in Level 3 of the valuation hierarchy.  The Company will continue to monitor market activity for RMBS to determine proper classification in the valuation hierarchy.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by sources such as analytics or brokers and are classified as Level 3 assets.

Cash and cash equivalents, Short-term investments, and Short-term investments under securities loan agreement: The carrying amounts for cash reflect the assets’ fair values.  The fair values for cash equivalents and short-term investments are determined based on quoted market prices. These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Derivatives: The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities.  Derivatives are carried at fair value (on the Consolidated Balance Sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank Offered Rates (“LIBOR”), or through values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure.  It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company’s own credit risk is also considered and incorporated in the Company’s valuation process. Valuations for the Company’s futures contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Product guarantees: The Company records product guarantees, which can be either assets or liabilities, for annuity contracts containing guaranteed credited rates in accordance with ASC 815.  The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value.  The fair value of the obligation is calculated based on the income approach as described in ASC 820.  The income associated with the contracts is projected using actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts.  The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other best estimate assumptions.  These derivatives are classified as Level 3 liabilities or assets. Explicit risk margins in the actuarial assumptions underlying valuations are included, as well as an explicit recognition of all nonperformance risks as required by US GAAP.  Nonperformance risk for product guarantees contains adjustments to the fair values of these contract liabilities related to the current credit standing of ING and the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Company based on credit default swaps with similar term to maturity and priority of payment.  The ING credit default spread is applied to the discount factors for product guarantees in the Company’s valuation model in order to incorporate credit risk into the fair values of these product guarantees.  As of December 31, 2010, the overall value of the derivative liability decreased.  This decrease was mainly due to an increase in interest rate levels, and also benefited from the change in credit spread of ING in relation to prior periods which decreased the derivative liability.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts.

The following investments are reported at values other than fair value on the Consolidated Balance Sheets, and therefore are not categorized in the fair value hierarchy:

Mortgage loans on real estate: Mortgage loans on real estate are reported at amortized cost, less impairment write-downs and allowance for losses. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the lower of the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Net realized capital gains (losses).

Policy loans: The reported value of policy loans is equal to the carrying, or cash surrender, value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts.

Loan - Dutch State obligation: The reported value of the State of the Netherlands (the “Dutch State”) loan obligation is based on the outstanding loan balance plus any unamortized premium.

Limited partnerships/corporations: The carrying value for these investments, primarily private equities and hedge funds, is determined based on the Company’s degree of influence over the investee’s operating and financial policies along with the percent of the investee that the Company owns. Those investments where the Company has determined it has significant influence are accounted for under the equity method, with the remainder accounted for under the cost method.

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

timing and amounts of future cash flows.  Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses).  In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments.

Repurchase Agreements

The Company engages in dollar repurchase agreements with mortgage-backed securities (“dollar rolls”) and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements typically meet the requirements to be accounted for as financing arrangements. The Company enters into dollar roll transactions by selling existing mortgage-backed securities and concurrently entering into an agreement to repurchase similar securities within a short time frame in the future at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company and the Company, in turn, repays the loan amount along with the additional agreed upon interest. Company policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash collateral received is invested in short-term investments, with the offsetting collateral liability included in Borrowed money on the Consolidated Balance Sheets.  At December 31, 2010, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $216.7. At December 31, 2009, there were no securities pledged in dollar rolls and repurchase agreement transactions.  The repurchase obligation related to dollar rolls and repurchase agreements, including accrued interest, totaled $214.7 and $0.1, respectively at December 31, 2010 and 2009, and is included in Borrowed money on the Consolidated Balance Sheets. In addition to the purchase obligation at December 31, 2010, the Company did not have any collateral posted by the counterparty in connection with the increase in the value of pledged securities that will be released upon settlement.

The Company also enters into reverse repurchase agreements.  These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased.  Company policy requires that, at all times during the term of the reverse repurchase agreements, cash or other collateral types provided is sufficient to allow the counterparty to fund substantially all of the cost of purchasing replacement assets. At December 31, 2010 and 2009, the Company did not have any securities pledged under reverse repurchase agreements.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract.  The Company’s

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was immaterial at December 31, 2010.  The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is minimal.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time.  Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities.  The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income.  The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. At December 31, 2010 and 2009, the fair value of loaned securities was $651.7 and $339.5, respectively, and is included in Securities pledged on the Consolidated Balance Sheets.

Derivatives

The Company’s use of derivatives is limited mainly to economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk.

The Company enters into interest rate, equity market, credit default, and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool.  The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products.  Open derivative contracts are reported as either Derivatives or Other liabilities, as appropriate, on the Consolidated Balance Sheets.  Changes in the fair value of such derivatives are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

If the Company’s current debt and claims paying ratings were downgraded in the future, the terms in the Company’s derivative agreements may be triggered, which could negatively impact overall liquidity.  For the majority of the Company’s counterparties, there is a termination event should the Company’s long-term debt ratings drop below BBB+/Baa1.

The Company also has investments in certain fixed maturity instruments, and has issued certain products with guarantees, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.

Embedded derivatives within retail annuity products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets, and changes in the fair value are recorded in Interest credited and benefits to contract owners in the Consolidated Statements of Operations.

DAC and VOBA

General

DAC represents policy acquisition costs that have been capitalized and are subject to amortization.  Such costs consist principally of certain commissions, underwriting, contract issuance, and certain agency expenses, related to the production of new and renewal business.

VOBA represents the outstanding value of in force business capitalized in purchase accounting when the Company was acquired and is subject to amortization.  The value is based on the present value of estimated profits embedded in the Company’s contracts.

US GAAP guidance for universal life and investment-type products, such as fixed and variable deferred annuities, indicates DAC and VOBA are amortized, with interest, over the life of the related contracts in relation to the present value of estimated future gross profits from investment, mortality, and expense margins, plus surrender charges.

Internal Replacements

Contract owners may periodically exchange one contract for another, or make modifications to an existing contract.  Beginning January 1, 2007, these transactions are identified as internal replacements and are accounted for in accordance with US GAAP guidance for DAC related to modification or exchange of insurance contracts.

Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts.  Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts.  Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Unlocking

Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates.  Several assumptions are considered significant in the estimation of future gross profits associated with variable deferred annuity products.  One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include surrender and lapse rates, estimated interest spread, and estimated mortality.

Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs quarterly and annual analyses of DAC and VOBA. The DAC and VOBA balances are evaluated for recoverability.

At each evaluation date, actual historical gross profits are reflected, and estimated future gross profits and related assumptions are evaluated for continued reasonableness.  Any adjustment in estimated future gross profits requires that the amortization rate be revised (“unlocking”), retroactively to the date of the policy or contract issuance. The cumulative unlocking adjustment is recognized as a component of current period amortization. In general, sustained increases in investment, mortality, and expense margins, and thus estimated future gross profits, lower the rate of amortization. Sustained decreases in investment, mortality, and expense margins, and thus estimated future gross profits, however, increase the rate of amortization.

Property and Equipment

Property and equipment are carried at cost, less accumulated depreciation.  Expenditures for replacements and major improvements are capitalized; maintenance and repair expenditures are expensed as incurred.

At December 31, 2010 and 2009, total accumulated depreciation and amortization was $102.6 and $99.5, respectively. Depreciation on property and equipment is provided on a straight-line basis over the estimated useful lives of the assets with the exception of land and artwork, which are not depreciated or amortized. The Company’s property and equipment are depreciated using the following estimated useful lives.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Buildings	40 years
Furniture and fixtures	5 years
Leasehold improvements	10 years, or the life of the lease, whichever is shorter
Equipment	3 years
Software	3 years

Reserves

The Company records as liabilities reserves to meet the Company’s future obligations under its variable annuity and fixed annuity products.

Future policy benefits and claims reserves include reserves for deferred annuities and immediate annuities with and without life contingent payouts.

Reserves for individual and group deferred annuity investment contracts and individual immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon, net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Credited interest rates vary by product and range from 0% to 7.8% for the years 2010, 2009, and 2008.  Reserves for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.

Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rates, mortality, and expenses, including a margin for adverse deviations.  Such assumptions generally vary by annuity type plan, year of issue, and policy duration.  For the years 2010, 2009, and 2008, reserve interest rates ranged from 4.5% to 6.0%.

The Company records reserves for product guarantees, which can be either assets or liabilities, for annuity contracts containing guaranteed credited rates.  The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is reported at fair value in accordance with the requirements of US GAAP guidance for insurance companies, derivatives, and fair value measurements.  The fair value of the obligation is calculated based on the income approach.  The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other best estimate assumptions.  Explicit risk margins in the actuarial assumptions underlying valuations are included, as well as an explicit recognition of all nonperformance risks beginning January 1, 2008 with the adoption of new US GAAP guidance on fair value measurements. Nonperformance risk for product guarantees contain adjustment to the fair value of these contract liabilities related to the current credit standing of ING and the Company based

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

on credit default swaps with similar term to maturity and priority of payment.  The ING credit default spread is applied to the discount factors for product guarantees in the Company’s valuation model in order to incorporate credit risk into the fair value of these product guarantees.

Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

Certain variable annuities offer guaranteed minimum death benefits (“GMDB”). The GMDB is accrued in the event the contract owner account value at death is below the guaranteed value and is included in reserves.

The Company’s domestic individual life insurance business was disposed of on October 1, 1998 pursuant to an indemnity reinsurance agreement. The Company includes an amount in Reinsurance recoverable on the Consolidated Balance Sheets, which equals the Company’s total individual life reserves. Individual life reserves are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets.

Revenue Recognition

For most annuity contracts, charges assessed against contract owner funds for the cost of insurance, surrenders, expenses, and other fees are recorded as revenue as charges are assessed.  Other amounts received for these contracts are reflected as deposits and are not recorded as premiums or revenue.  When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected in both Premiums and Interest credited and other benefits to contract owners in the Consolidated Statements of Operations.

Premiums on the Consolidated Statements of Operations primarily represent amounts received for immediate annuities with life contingent payouts.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners who bear the investment risk, subject, in limited cases, to certain minimum guarantees.  Investment income and investment gains and losses generally accrue directly to such contract owners.  The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract, in shares of

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

▪	such separate accounts are legally recognized;
▪	assets supporting the contract liabilities are legally insulated from the Company’s general account liabilities;
▪	investments are directed by the contractholder; and
▪	all investment performance, net of contract fees and assessments, is passed through to the contractholder.

The Company reports separate account assets and liabilities that meet the above criteria at fair value based on the fair value of the underlying investments.  Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations.  The Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Reinsurance

The Company utilizes indemnity reinsurance agreements to reduce its exposure to losses from GMDBs in its annuity insurance business. Reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the Company’s primary liability as the direct insurer of the risks. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial strength and credit ratings of its reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company’s Consolidated Balance Sheets.

The Company has a significant concentration of reinsurance arising from the disposition of its individual life insurance business. In 1998, the Company entered into an indemnity reinsurance agreement with a subsidiary of Lincoln National Corporation (“Lincoln”).  The Lincoln subsidiary established a trust to secure it obligations to the Company under the reinsurance transaction.  Of the Reinsurance recoverable on the Consolidated Balance Sheets, $2.3 billion and $2.4 billion at December 31, 2010 and 2009, respectively, is related to the reinsurance recoverable from the subsidiary of Lincoln under this reinsurance agreement.

Income Taxes

ILIAC files a consolidated federal income tax return with ING America Insurance Holdings, Inc. (“ING AIH”), an affiliate, and certain other subsidiaries of ING AIH. ILIAC is party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the group whereby ING AIH charges its subsidiaries for federal taxes each

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

2.                                    Investments

Fixed Maturities and Equity Securities

Fixed maturities and equity securities were as follows as of December 31, 2010.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital		Fair
	Cost	Gains	Losses	OTTI(2)	Value
Fixed maturities:
U.S. Treasuries	$717.0	$4.7	$7.3	$-	$714.4
U.S. government agencies and authorities	536.7	45.9	-	-	582.6
State, municipalities, and political subdivisions	145.9	5.0	10.2	-	140.7

U.S. corporate securities:
Public utilities	1,292.3	72.7	10.3	-	1,354.7
Other corporate securities	5,522.7	389.5	33.8	0.3	5,878.1
Total U.S. corporate securities	6,815.0	462.2	44.1	0.3	7,232.8

Foreign securities(1):
Government	446.3	39.6	5.0	-	480.9
Other	4,089.5	240.5	37.3	0.1	4,292.6
Total foreign securities	4,535.8	280.1	42.3	0.1	4,773.5

Residential mortgage-backed securities	2,116.0	296.9	28.7	28.8	2,355.4
Commercial mortgage-backed securities	1,005.6	54.2	15.7	14.5	1,029.6
Other asset-backed securities	615.3	16.2	27.0	15.7	588.8

Total fixed maturities, including securities pledged	16,487.3	1,165.2	175.3	59.4	17,417.8
Less: securities pledged	936.5	35.0	9.3	-	962.2
Total fixed maturities	15,550.8	1,130.2	166.0	59.4	16,455.6
Equity securities	186.7	24.3	-	-	211.0
Total investments	$15,737.5	$1,154.5	$166.0	$59.4	$16,666.6

(1)	Primarily U.S. dollar denominated.
(2)	Represents other-than-temporary impairments reported as a component of Other comprehensive income (“noncredit impairments”).

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Fixed maturities and equity securities were as follows as of December 31, 2009.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital		Fair
	Cost	Gains	Losses	OTTI(2)	Value
Fixed maturities:
U.S. Treasuries	$1,897.2	$3.0	$38.3	$-	$1,861.9
U.S. government agencies and authorities	632.5	41.1	-	-	673.6
State, municipalities, and political subdivisions	112.5	2.5	7.8	-	107.2

U.S. corporate securities:
Public utilities	1,138.7	40.8	14.3	-	1,165.2
Other corporate securities	4,366.5	267.4	63.2	0.6	4,570.1
Total U.S. corporate securities	5,505.2	308.2	77.5	0.6	5,735.3

Foreign securities(1):
Government	343.0	29.2	8.7	-	363.5
Other	2,922.5	129.0	56.6	0.1	2,994.8
Total foreign securities	3,265.5	158.2	65.3	0.1	3,358.3

Residential mortgage-backed securities	1,870.4	268.3	111.9	16.8	2,010.0
Commercial mortgage-backed securities	1,535.0	10.4	214.3	-	1,331.1
Other asset-backed securities	657.4	9.8	106.3	29.2	531.7

Total fixed maturities, including securities pledged	15,475.7	801.5	621.4	46.7	15,609.1
Less: securities pledged	483.7	4.3	18.2	-	469.8
Total fixed maturities	14,992.0	797.2	603.2	46.7	15,139.3
Equity securities	175.1	13.4	0.6	-	187.9
Total investments	$15,167.1	$810.6	$603.8	$46.7	$15,327.2

(1)	Primarily U.S. dollar denominated.
(2)	Represents other-than-temporary impairments reported as a component of Other comprehensive income (“noncredit impairments”).

At December 31, 2010 and 2009, net unrealized gains were $954.8 and $146.2, respectively, on total fixed maturities, including securities pledged to creditors, and equity securities.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of total fixed maturities, including securities pledged, as of December 31, 2010, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$269.4	$285.7
After one year through five years	4,316.0	4,606.4
After five years through ten years	4,376.8	4,635.0
After ten years	3,788.2	3,916.9
Mortgage-backed securities	3,121.6	3,385.0
Other asset-backed securities	615.3	588.8
Fixed maturities, including securities pledged	$16,487.3	$17,417.8

The Company did not have any investments in a single issuer, other than obligations of the U.S. government and government agencies and the Dutch State loan obligation, with a carrying value in excess of 10% of the Company’s Shareholder’s equity at December 31, 2010 and 2009.

At December 31, 2010 and 2009, fixed maturities with fair values of $13.4 and $12.9, respectively, were on deposit as required by regulatory authorities.

The Company invests in various categories of collateralized mortgage obligations (“CMOs”), including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults.  The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated.  At December 31, 2010 and 2009, approximately 36.5% and 29.4%, respectively, of the Company’s CMO holdings were invested in those types of CMOs which are subject to more prepayment and extension risk than traditional CMOs, such as interest-only or principal-only strips.

Transfer of Alt-A RMBS Participation Interest

On January 26, 2009, ING  announced it reached an agreement, for itself and on behalf of certain ING affiliates including the Company, with the Dutch State on an Illiquid Assets Back-Up Facility (the “Back-Up Facility”) covering 80% of ING’s Alt-A residential mortgage-backed securities (“Alt-A RMBS”).  Under the terms of the Back-Up Facility, a full credit risk transfer to the Dutch State was realized on 80% of ING’s Alt-A RMBS owned by ING Bank, FSB and ING affiliates within ING Insurance US with a book value of $36.0 billion, including book value of $802.5 of the Alt-A RMBS portfolio owned by the Company (with respect to the Company’s portfolio, the “Designated Securities Portfolio”) (the “ING-Dutch State Transaction”).  As a result of the risk transfer, the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Dutch State will participate in 80% of any results of the ING Alt-A RMBS portfolio.  The risk transfer to the Dutch State took place at a discount of approximately 10% of par value.  In addition, under the Back-Up Facility, other fees were paid both by the Company and the Dutch State.  Each ING company participating in the ING-Dutch State Transaction, including the Company remains the legal owner of 100% of its Alt-A RMBS portfolio and will remain exposed to 20% of any results on the portfolio.  The ING-Dutch State Transaction closed March 31, 2009, with the affiliate participation conveyance and risk transfer to the Dutch State described in the succeeding paragraph taking effect as of January 26, 2009.

In order to implement that portion of the ING-Dutch State Transaction related to the Company’s Designated Securities Portfolio, the Company entered into a participation agreement with its affiliates, ING Support Holding B.V. (“ING Support Holding”) and ING pursuant to which the Company conveyed to ING Support Holding an 80% participation interest in its Designated Securities Portfolio and will pay a periodic transaction fee, and received, as consideration for the participation, an assignment by ING Support Holding of its right to receive payments from the Dutch State under the Illiquid Assets Back-Up Facility related to the Company’s Designated Securities Portfolio among, ING, ING Support Holding and the Dutch State (the “Company Back-Up Facility”).  Under the Company Back-Up Facility, the Dutch State is obligated to pay certain periodic fees and make certain periodic payments with respect to the Company’s Designated Securities Portfolio, and ING Support Holding is obligated to pay a periodic guarantee fee and make periodic payments to the Dutch State equal to the distributions it receives with respect to the 80% participation interest in the Company’s Designated Securities Portfolio.  The Dutch State payment obligation to the Company under the Company Back-Up Facility is accounted for as a loan receivable for US GAAP and is reported in Loan - Dutch State obligation on the Consolidated Balance Sheets.

Upon the closing of the transaction on March 31, 2009, the Company recognized a gain of $206.2, which was reported in Net realized capital gains (losses) on the Consolidated Statements of Operations.

In a second transaction, known as the Step 1 Cash Transfer, a portion of the Company’s Alt-A RMBS which had a book value of $4.2 was sold for cash to an affiliate, Lion II Custom Investments LLC (“Lion II”).  Immediately thereafter, Lion II sold to ING Direct Bancorp the purchased securities (the “Step 2 Cash Transfer”). Contemporaneous with the Step 2 Cash Transfer, ING Direct Bancorp included such purchased securities as part of its Alt-A RMBS portfolio sale to the Dutch State.  The Step 1 Cash Transfer closed on March 31, 2009, and the Company recognized a gain of $0.3 contemporaneous with the closing of the ING-Dutch State Transaction, which was reported in Net realized capital gains (losses) on the Consolidated Statements of Operations.

As part of the final restructuring plan submitted to the European Commission (“EC”) in connection with its review of the Dutch state aid to ING (the “Restructuring Plan”), ING

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

has agreed to make additional payments to the Dutch State corresponding to an adjustment of fees for the Back-Up Facility. Under this new agreement, the terms of the ING-Dutch State Transaction which closed on March 31, 2009, including the transfer price of the Alt-A RMBS securities, will remain unaltered and the additional payments will not be borne by the Company or any other ING U.S. subsidiaries.

Variable Interest Entities

The Company holds certain VIEs for investment purposes.  VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company’s financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity’s economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs. Rather, the VIEs are accounted for using the cost or equity method of accounting. The Company provided no non-contractual financial support and its carrying value represents the Company’s exposure to loss. The carrying value of collateralized loan obligations (“CLOs”) of $0.6 and $0.1 at December 31, 2010 and 2009, respectively, is included in Limited partnerships/corporations on the Consolidated Balance Sheets. Income and losses recognized on these investments are reported in Net investment income on the Consolidated Statements of Operations.

Unrealized Capital Losses

Unrealized capital losses (including non-credit impairments) in fixed maturities, including securities pledged to creditors, for Investment Grade (“IG”) and Below Investment Grade (“BIG”) securities by duration were as follows as of December 31, 2010 and 2009.

	2010				2009
		% of IG		% of IG		% of IG		% of IG
	IG	and BIG	BIG	and BIG	IG	and BIG	BIG	and BIG
Six months or less below amortized cost	$72.4	30.8%	$12.2	5.2%	$105.5	15.7%	$18.5	2.8%
More than six months and twelve months or less below amortized cost	1.8	0.8%	0.2	0.1%	44.0	6.6%	37.9	5.7%
More than twelve months below amortized cost	79.8	34.0%	68.3	29.1%	300.8	45.0%	161.4	24.2%
Total unrealized capital loss	$154.0	65.6%	$80.7	34.4%	$450.3	67.3%	$217.8	32.7%

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the unrealized capital losses (including non-credit impairments) by duration and reason, along with the fair value of fixed maturities, including securities pledged to creditors, in unrealized capital loss positions as of December 31, 2010 and 2009.

		More than
	Six Months	Six Months and
	or Less	Twelve Months	More than	Total
	Below	or Less Below	Twelve Months	Unrealized
	Amortized	Amortized	Below	Capital
2010	Cost	Cost	Cost	Losses
Interest rate or spread widening	$76.0	$2.0	$26.3	$104.3
Mortgage and other asset-backed securities	8.6	-	121.8	130.4
Total unrealized capital losses	$84.6	$2.0	$148.1	$234.7
Fair value	$2,912.0	$37.0	801.4	$3,750.4

2009
Interest rate or spread widening	$75.8	$35.3	$78.5	$189.6
Mortgage and other asset-backed securities	48.2	46.6	383.7	478.5
Total unrealized capital losses	$124.0	$81.9	$462.2	$668.1
Fair value	$2,896.6	$212.6	$2,122.0	$5,231.2

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including non-credit impairments), along with the fair value of fixed maturities, including securities pledged to creditors, by market sector and duration were as follows as of December 31, 2010 and 2009.

			More Than Six
			Months and Twelve		More Than Twelve
	Six Months or Less		Months or Less		Months Below
	Below Amortized Cost		Below Amortized Cost		Amortized Cost		Total
		Unrealized		Unrealized		Unrealized		Unrealized
	Fair Value	Capital Loss	Fair Value	Capital Loss	Fair Value	Capital Loss	Fair Value	Capital Loss
2010
U.S. Treasuries	$475.6	$7.3	$-	$-	$-	$-	$475.6	$7.3
U.S. corporate, state, and municipalities	1,043.1	38.6	21.8	1.1	142.9	14.9	1,207.8	54.6
Foreign	866.3	30.1	14.9	0.9	101.7	11.4	982.9	42.4
Residential mortgage-backed	400.5	6.8	0.2	-	240.7	50.7	641.4	57.5
Commercial mortgage-backed	5.1	-	-	-	184.0	30.2	189.1	30.2
Other asset-backed	121.4	1.8	0.1	-	132.1	40.9	253.6	42.7
Total	$2,912.0	$84.6	$37.0	$2.0	$801.4	$148.1	$3,750.4	$234.7

2009
U.S. Treasuries	$1,002.2	$38.3	$-	$-	$-	$-	$1,002.2	$38.3
U.S. corporate, state, and municipalities	1,097.0	22.7	86.1	14.9	381.2	48.3	1,564.3	85.9
Foreign	528.6	14.8	40.0	20.4	301.8	30.2	870.4	65.4
Residential mortgage-backed	135.9	45.4	47.7	4.2	420.1	79.1	603.7	128.7
Commercial mortgage-backed	105.8	1.2	27.2	35.7	757.1	177.4	890.1	214.3
Other asset-backed	27.1	1.6	11.6	6.7	261.8	127.2	300.5	135.5
Total	$2,896.6	$124.0	$212.6	$81.9	$2,122.0	$462.2	$5,231.2	$668.1

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities was 84.4% of the average book value as of December 31, 2010.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including non-credit impairments) in fixed maturities, including securities pledged to creditors, for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive periods as indicated in the tables below, were as follows for December 31, 2010 and 2009.

	Amortized Cost		Unrealized Capital Loss		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2010
Six months or less below amortized cost	$3,190.2	$68.6	$98.5	$22.3	491	19
More than six months and twelve months or less below amortized cost	129.3	19.6	8.2	4.6	52	3
More than twelve months below amortized cost	353.5	223.9	23.2	77.9	87	69
Total	$3,673.0	$312.1	$129.9	$104.8	630	91

2009
Six months or less below amortized cost	$3,646.9	$184.9	$168.0	$60.7	377	98
More than six months and twelve months or less below amortized cost	734.5	247.0	40.2	124.3	120	48
More than twelve months below amortized cost	425.9	660.1	28.2	246.7	90	129
Total	$4,807.3	$1,092.0	$236.4	$431.7	587	275

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including non-credit impairments) in fixed maturities, including securities pledged to creditors, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive periods as indicated in the tables below, were as follows for December 31, 2010 and 2009.

	Amortized Cost		Unrealized Capital Loss		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2010
U.S. Treasuries	$482.9	$-	$7.3	$-	3	-
U.S. corporate, state and municipalities	1,218.7	43.7	40.2	14.4	188	5
Foreign	1,013.7	11.6	39.6	2.8	137	4
Residential mortgage-backed	599.6	99.3	25.7	31.8	160	47
Commercial mortgage-backed	155.1	64.2	9.5	20.7	19	5
Other asset-backed	203.0	93.3	7.6	35.1	123	30
Total	$3,673.0	$312.1	$129.9	$104.8	630	91

2009
U.S. Treasuries	$1,040.5	$-	$38.3	$-	9	-
U.S. corporate, state and municipalities	1,532.2	118.0	53.5	32.4	256	23
Foreign	830.0	105.8	31.7	33.7	111	22
Residential mortgage-backed	511.7	220.7	55.1	73.6	115	109
Commercial mortgage-backed	732.4	372.0	49.3	165.0	59	39
Other asset-backed	160.5	275.5	8.5	127.0	37	82
Total	$4,807.3	$1,092.0	$236.4	$431.7	587	275

During the year ended December 31, 2010, unrealized capital losses on fixed maturities decreased by $433.4. Lower unrealized losses are due to declining yields and the overall tightening of credit spreads since the end of 2009, leading to the increased value of fixed maturities.

At December 31, 2010, the Company held 1 fixed maturity with an unrealized capital loss in excess of $10.0.  The unrealized capital loss on this fixed maturity equaled $10.0, or 4.3% of the total unrealized capital losses, as of December 31, 2010.  At December 31, 2009, the Company held 8 fixed maturities with unrealized capital losses in excess of $10.0.  The unrealized capital losses on these fixed maturities equaled $118.2, or 17.7% of the total unrealized capital losses, as of December 31, 2009.

All investments with fair values less than amortized cost are included in the Company’s other-than-temporary impairment analysis, and impairments were recognized as disclosed in “Other-Than-Temporary Impairments,” which follows this section. After detailed impairment analysis was completed, management determined that the remaining investments in an unrealized loss position were not other-than-temporarily impaired, and therefore no further other-than-temporary impairment was necessary.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Other-Than-Temporary Impairments

The following tables identify the Company’s credit-related and intent-related impairments included in the Consolidated Statements of Operations, excluding noncredit impairments included in Accumulated other comprehensive income (loss), by type for the years ended December 31, 2010, 2009, and 2008.

	2010		2009		2008
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$1.7	1	$156.0	15	$-	-
Public utilities	1.3	5	-	-	-	-
Other U.S. corporate	5.3	19	47.8	57	283.2	233
Foreign(1)	42.4	20	50.6	42	108.9	94
Residential mortgage-backed	14.8	53	31.6	69	349.3	194
Commercial mortgage-backed	20.5	8	17.7	11	220.8	29
Other asset-backed	58.5	42	43.4	32	24.8	35
Limited partnerships	1.6	4	17.6	17	6.6	6
Equity securities	-	1	19.5	9	55.1	17
Mortgage loans on real estate	1.0	1	10.3	4	3.8	1
Total	$147.1	154	$394.5	256	$1,052.5	609
(1) Primarily U.S. dollar denominated.

The above tables include $48.4, $112.2, and $235.8 for the years ended December 31, 2010, 2009, and 2008, respectively, in other-than-temporary write-downs related to credit impairments, which are recognized in earnings. The remaining $98.7, $282.3, and $816.7, in write-downs for the years ended December 31, 2010, 2009, and 2008, respectively, are related to intent impairments.

The following tables summarize these intent impairments, which are also recognized in earnings, by type for the years ended December 31, 2010, 2009, and 2008.

	2010		2009		2008
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$1.7	1	$156.0	15	$-	-
Public utilities	1.4	5	-	-	-	-
Other U.S. corporate	5.3	19	35.9	42	204.5	180
Foreign(1)	28.5	15	48.7	41	81.3	78
Residential mortgage-backed	8.6	18	2.4	1	291.8	128
Commercial mortgage-backed	16.2	6	17.7	11	220.8	29
Other asset-backed	37.0	26	21.6	10	18.3	14
Total	$98.7	90	$282.3	120	$816.7	429

(1) Primarily U.S. dollar denominated.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations, new factors, including changes in the business environment, can change the Company’s previous intent to continue holding a security.

The following tables identify the noncredit impairments recognized in Accumulated other comprehensive income (loss) by type for the years ended December 31, 2010 and 2009.

	2010		2009
		No. of		No. of
	Impairment	Securities	Impairment	Securities
Commercial mortgage-backed	$14.9	2	$-	-
Residential mortgage-backed	18.2	24	10.9	18
Other asset-backed	19.0	15	28.1	13
Total	$52.1	41	$39.0	31

(1) Primarily U.S. dollar denominated.

The fair value of fixed maturities with other-than-temporary impairments as of December 31, 2010, 2009, and 2008 was $2.0 billion, $3.0 billion, and $2.1 billion, respectively.

The following tables identify the amount of credit impairments on fixed maturities for the years ended December 31, 2010 and 2009, for which a portion of the OTTI was recognized in Accumulated other comprehensive income (loss), and the corresponding changes in such amounts.

	2010	2009
Balance at January 1	$46.0	$-
Implementation of OTTI guidance included in ASC Topic 320(1)	-	25.1
Additional credit impairments:
On securities not previously impaired	12.0	13.6
On securities previously impaired	8.7	8.8
Reductions:
Securities sold, matured, prepaid or paid down	(7.5)	(1.5)
Balance at December 31	$59.2	$46.0

(1)   Represents credit losses remaining in Retained earnings related to the adoption of new guidance on OTTI, included in ASC Topic 320, on April 1, 2009.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Net Investment Income

Sources of Net investment income were as follows for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Fixed maturities	$1,182.4	$1,125.7	$1,019.3
Equity securities, available-for-sale	15.3	15.4	(13.2)
Mortgage loans on real estate	104.0	113.4	116.1
Real estate	-	6.6	9.0
Policy loans	13.3	13.7	14.2
Short-term investments and cash equivalents	0.8	2.4	5.8
Other	68.0	4.7	(0.1)
Gross investment income	1,383.8	1,281.9	1,151.1
Less: investment expenses	41.5	39.8	80.1
Net investment income	$1,342.3	$1,242.1	$1,071.0

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to credit-related and intent-related other-than-temporary impairment of investments and changes in fair value of fixed maturities accounted for using the fair value option and derivatives. The cost of the investments on disposal is determined based on specific identification of securities. Net realized capital gains (losses) on investments were as follows for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Fixed maturities, available-for-sale, including net OTTI of $(144.5), $(347.1), and $(987.0) in 2010, 2009, and 2008, respectively	$38.7	$(15.1)	$(1,068.9)
Fixed maturities, at fair value using the fair value option	(39.2)	57.0	6.0
Equity securities, available-for-sale, including net OTTI of $0.0, $(19.5), and $(55.1) in 2010, 2009, and 2008, respectively	4.1	(2.9)	(81.0)
Derivatives	(36.6)	(267.6)	(105.0)
Other investments, including net OTTI of $(2.6), $(27.9), and $(10.4) in 2010, 2009, and 2008, respectively	4.9	(16.9)	(18.7)
Net realized capital losses	$(28.1)	$(245.5)	$(1,267.6)

After-tax net realized capital gains (losses)	$1.5	$(67.4)	$(1,151.9)

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Proceeds from the sale of fixed maturities and equity securities and the related gross realized gains and losses were as follows for the periods ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Proceeds on sales	$5,312.9	$4,674.6	$8,426.5
Gross gains	213.6	228.5	120.0
Gross losses	27.8	87.4	234.4

3.                                    Financial Instruments

The following tables present the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2010 and 2009.

	2010
	Level 1	Level 2	Level 3(1)	Total
Assets:
Fixed maturities including securities pledged:
U.S. Treasuries	$646.1	$68.3	$-	$714.4
U.S. government agencies and authorities	-	582.6	-	582.6
U.S. corporate, state and municipalities	-	7,362.3	11.2	7,373.5
Foreign	-	4,762.1	11.4	4,773.5
Residential mortgage-backed securities	-	2,102.9	252.5	2,355.4
Commercial mortgage-backed securities	-	1,029.6	-	1,029.6
Other asset-backed securities	-	341.1	247.7	588.8
Equity securities, available-for-sale	183.3	-	27.7	211.0
Derivatives:
Interest rate contracts	3.5	223.3	-	226.8
Foreign exchange contracts	-	0.7	-	0.7
Credit contracts	-	6.7	-	6.7
Cash and cash equivalents, short-term investments, and short-term investments under securities loan agreement	1,128.8	-	-	1,128.8
Assets held in separate accounts	42,337.4	4,129.4	22.3	46,489.1
Total	$44,299.1	$20,609.0	$572.8	$65,480.9

Liabilities:
Product guarantees	$-	$-	$3.0	$3.0
Fixed Indexed Annuities (“FIA”)	-	-	5.6	5.6
Derivatives:
Interest rate contracts	0.1	227.0	-	227.1
Foreign exchange contracts	-	38.5	-	38.5
Credit contracts	-	1.1	13.6	14.7
Total	$0.1	$266.6	$22.2	$288.9

(1)           Level 3 net assets and liabilities accounted for 0.8% of total net assets and liabilities measured at fair value on a recurring basis.  Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled 2.8%.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

	2009
	Level 1	Level 2	Level 3(1)	Total
Assets:
Fixed maturities including securities pledged:
U.S. Treasuries	$1,861.9	$-	$-	$1,861.9
U.S. government agencies and authorities	-	673.6	-	673.6
U.S. corporate, state and municipalities	-	5,842.5	-	5,842.5
Foreign	-	3,358.3	-	3,358.3
Residential mortgage-backed securities	-	772.1	1,237.9	2,010.0
Commercial mortgage-backed securities	-	1,331.1	-	1,331.1
Other asset-backed securities	-	342.9	188.8	531.7
Equity securities, available-for-sale	148.1	-	39.8	187.9
Derivatives:
Interest rate contracts	-	175.0	-	175.0
Credit contracts	-	0.2	-	0.2
Cash and cash equivalents, short-term investments, and short-term investments under securities loan agreement	1,128.0	1.8	-	1,129.8
Assets held in separate accounts	38,052.5	3,261.0	56.3	41,369.8
Total	$41,190.5	$15,758.5	$1,522.8	$58,471.8

Liabilities:
Product guarantees	$-	$-	$6.0	$6.0
Derivatives:
Interest rate contracts	-	234.9	-	234.9
Foreign exchange contracts	-	43.3	-	43.3
Credit contracts	-	5.2	48.3	53.5
Total	$-	$283.4	$54.3	$337.7

(1)   Level 3 net assets and liabilities accounted for 2.5% of total net assets and liabilities measured at fair value on a recurring basis. Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled 8.4%.

Transfers in and out of Level 1 and 2

Certain U.S. Treasury securities valued by commercial pricing services where prices are derived using market observable inputs have been transferred from Level 1 to Level 2.  These securities for the year ended December 31, 2010, include U.S. Treasury strips of $60.6 in which prices are modeled incorporating a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data. The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Valuation of Financial Assets and Liabilities

As described below, certain assets and liabilities are measured at estimated fair value on the Company’s Consolidated Balance Sheets. In addition, further disclosure of estimated fair values is included in this Financial Instruments footnote. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement which is determined based on a hypothetical transaction at the measurement date, from a market participant’s perspective. The Company considers three broad valuation techniques when a quoted price is unavailable: (i) the market approach, (ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of “exit price” and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third party commercial pricing services, brokers, and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

All valuation methods and assumptions are validated at least quarterly to ensure the accuracy and relevance of the fair values. There were no material changes to the valuation methods or assumptions used to determine fair values during 2010, except for the Company’s use of commercial pricing services to value CMO-Bs which commenced in the first quarter of 2010. CMO-Bs were previously valued using an average of broker quotes when more than one broker quote is provided.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair value of financial assets and liabilities classified as Level 3, additional information is presented below, with particular attention addressed to the reserves for product guarantees due to the impact on the Company’s results of operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the changes in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2010.

	December 31, 2010
									Change in
	Fair Value	Total realized/unrealized			Purchases,	Transfers	Transfers	Fair Value	unrealized gains
	as of	gains (losses) included in:			issuances, and	in to	out of	as of	(losses) included
	January 1	Net income		OCI	settlements	Level 3(2)	Level 3(2)	December 31	in earnings(3)
Fixed maturities, including securities pledged:
U.S. corporate, state and municipalities	$-	$-		$-	$-	$11.2	$-	$11.2	$-
Foreign	-	0.1		0.6	2.7	8.0	-	11.4	-
Residential mortgage-backed securities	1,237.9	(23.6)		4.3	62.5	0.6	(1,029.2)	252.5	(26.3)
Other asset-backed securities	188.8	(59.4)		93.3	(20.2)	45.2	-	247.7	(59.3)
Total fixed maturities, including securities pledged	1,426.7	(82.9)		98.2	45.0	65.0	(1,029.2)	522.8	(85.6)

Equity securities, available for sale	39.8	(0.4)		0.6	13.8	-	(26.1)	27.7	-

Derivatives, net	(48.3)	0.3		-	34.4	-	-	(13.6)	1.8

Product guarantees	(6.0)	9.0	(1)	-	(6.0)	-	-	(3.0)	-

Fixed Indexed Annuities	-	0.3	(1)	-	(5.9)	-	-	(5.6)	-

Separate Accounts	56.3	5.8		-	(57.7)	17.9	-	22.3	1.0

(1)            This amount is included in Interest credited and other benefits to contract owners on the  Consolidated Statements of Operations. All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis.

(2) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

(3) For financial instruments still held as of December 31. Amounts are included in Net investment income and Net realized capital losses on the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the changes in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2009.

	December 31, 2009
									Change in
	Fair Value	Total realized/unrealized			Purchases,	Transfers	Transfers	Fair Value	unrealized gains
	as of	gains (losses) included in:			issuances, and	in to	out of	as of	(losses) included
	January 1	Net income		OCI	settlements	Level 3(2)	Level 3(2)	December 31	in earnings(3)
Fixed maturities, including securities pledged:
Residential mortgage-backed securities	$1,942.6	$36.9		$149.6	$(408.7)	$-	$(482.5)	$1,237.9	$(7.5)
Other asset-backed securities	225.3	(0.7)		(11.9)	(23.9)	-	-	188.8	(18.6)
Total fixed maturities, including securities pledged	2,167.9	36.2		137.7	(432.6)	-	(482.5)	1,426.7	(26.1)

Equity securities, available for sale	-	(11.0)		5.3	1.0	44.5	-	39.8	-

Derivatives, net	(65.8)	6.8		-	2.9	-	7.8	(48.3)	6.6

Product guarantees	(220.0)	219.4	(1)	-	(5.4)	-	-	(6.0)	-

Separate Accounts	141.4	3.1		-	(73.6)	11.1	(25.7)	56.3	0.8

(1)    This amount is included in Interest credited and other benefits to contract owners on the  Consolidated Statements of Operations. All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis.

(2) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(3) For financial instruments still held as of December 31. Amounts are included in Net investment income and Net realized capital losses on the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The transfers out of Level 3 during the year ended December 31, 2010 in fixed maturities, including securities pledged, are primarily due to the Company’s use of commercial pricing services to value CMO-Bs. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data and have been classified as Level 2. The CMO-Bs had previously been valued by using the average of broker quotes when more than one broker quote is provided.

The remaining transfers in and out of Level 3 for fixed maturities, equity securities and separate accounts during the year ended December 31, 2010 are due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3, as these securities are generally less liquid with very limited trading activity or where less transparency exists corroborating the inputs to the valuation methodologies. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

The carrying values and estimated fair values of certain of the Company’s financial instruments were as follows at December 31, 2010 and 2009.

	2010		2009
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturities, available-for-sale, including securities pledged	$16,964.4	$16,964.4	$15,375.5	$15,375.5
Fixed maturities, at fair value using the fair value option	453.4	453.4	233.6	233.6
Equity securities, available-for-sale	211.0	211.0	187.9	187.9
Mortgage loans on real estate	1,842.8	1,894.8	1,874.5	1,792.8
Loan-Dutch State obligation	539.4	518.7	674.1	645.5
Policy loans	253.0	253.0	254.7	254.7
Limited partnerships/corporations	463.5	463.5	426.2	426.2
Cash, cash equivalents, short-term investments, and short-term investments under securities loan agreement	1,128.8	1,128.8	1,129.8	1,129.8
Derivatives	234.2	234.2	175.2	175.2
Notes receivable from affiliates	175.0	177.0	175.0	169.6
Assets held in separate accounts	46,489.1	46,489.1	41,369.8	41,369.8
Liabilities:
Investment contract liabilities:
With a fixed maturity	1,313.2	1,311.5	1,359.0	1,450.4
Without a fixed maturity	16,902.6	16,971.6	16,441.2	17,688.4
Product guarantees	3.0	3.0	6.0	6.0
Fixed Indexed Annuities	5.6	5.6	-	-
Derivatives	280.3	280.3	331.7	331.7

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

ASC Topic 825 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements.  Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments which are not carried at fair value on the Consolidated Balance Sheets, and therefore not categorized in the fair value hierarchy:

Limited partnerships/corporations: The fair value for these investments, primarily private equities and hedge funds, is estimated based on the Net Asset Value (“NAV”) as provided by the investee.

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Loan - Dutch State obligation: The fair value of the Dutch State loan obligation is estimated utilizing discounted cash flows from the Dutch Strip Yield Curve.

Policy loans: The fair value of policy loans is equal to the carrying, or cash surrender, value of the loans.  Policy loans are fully collateralized by the account value of the associated insurance contracts.

Investment contract liabilities (included in Future policy benefits and claims reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows, including associated expenses for maintaining the contracts, at rates, which are market risk-free rates augmented by credit spreads on current Company credit default swaps. The augmentation is present to account for non-performance risk. A margin for nonfinancial risks associated with the contracts is also included.

Without a fixed maturity: Fair value is estimated as the mean present value of stochastically modeled cash flows associated with the contract liabilities relevant to both the contractholder and to the Company. Here, the stochastic valuation scenario set is consistent with current market parameters, and discount is taken using stochastically evolving short risk-free rates in the scenarios augmented by credit spreads on current Company debt. The augmentation in the discount is present to account for non-performance risk. Margins for non-financial risks associated with the contract liabilities are also included.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Notes receivable from affiliates: Estimated fair value of the Company’s notes receivable from affiliates is based upon discounted future cash flows using a discount rate approximating the current market rate.

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

Mortgage Loans on Real Estate

The Company’s mortgage loans on real estate are summarized as follows at December 31, 2010 and 2009.

	2010	2009
	Carrying Value	Carrying Value
Total commercial mortgage loans	$1,844.1	$1,876.5
Collective valuation allowance	(1.3)	(2.0)
Total net commercial mortgage loans	$1,842.8	$1,874.5

As of December 31, 2010, all commercial mortgage loans are held-for-investment.  The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk.  The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate.  All mortgage loans are evaluated by seasoned underwriters, including an appraisal of loan-specific credit quality, property characteristics, and market trends, and assigned a quality rating using the Company’s internally developed quality rating system. Loan performance is continuously monitored on a loan-specific basis through the review of borrower submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items.  This review ensures properties are performing at a consistent and acceptable level to secure the debt.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The Company has established a collective valuation allowance for probable incurred, but not specifically identified, losses related to factors inherent in the lending process.  The changes in the valuation allowance were as follows for the years ended December 31, 2010 and 2009.

	2010	2009
	Carrying Value	Carrying Value
Collective valuation allowance for losses, beginning of year(1)	$2.0	$-
Addition to / (release of) allowance for losses	(0.7)	2.0
Collective valuation allowance for losses, end of year	$1.3	$2.0

(1) Allowance was not recorded prior to 2009.

As indicators of credit quality, the commercial mortgage loan portfolio is the recorded investment, excluding collective valuation allowances, by the indicated loan-to-value ratio and debt service coverage ratio, as reflected in the following tables at December 31, 2010 and 2009.

	2010(1)	2009(1)
Loan-to-Value Ratio:
0% - 50%	$536.4	$569.0
50% - 60%	564.6	562.9
60% - 70%	610.1	593.6
70% - 80%	113.9	130.4
80% - 90%	19.1	20.6
Total Commercial Mortgage Loans	$1,844.1	$1,876.5

(1) Balances do not include allowance for mortgage loan credit losses.

	2010(1)	2009(1)
Debt Service Coverage Ratio:
Greater than 1.5x	$1,270.0	$1,233.9
1.25x - 1.5x	182.1	229.6
1.0x - 1.25x	191.8	152.6
Less than 1.0x	137.4	195.4
Mortgages secured by loans on land or construction loans	62.8	65.0
Total Commercial Mortgage Loans	$1,844.1	$1,876.5

(1) Balances do not include allowance for mortgage loan credit losses.

The Company believes it has a high quality mortgage loan portfolio with 100% of commercial mortgages classified as performing.  The Company defines delinquent commercial mortgage loans consistent with industry practice as 60 days past due.  As of December 31, 2010, there were no commercial loans classified as delinquent.  The Company’s policy is to recognize interest income until a loan becomes 90 days delinquent or foreclosure proceedings are commenced, at which point interest accrual is discontinued. Interest accrual is not resumed until past due payments are brought current. At December 31, 2010, there were no commercial mortgage loans on nonaccrual status.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

All commercial mortgages are rated for the purpose of quantifying the level of risk.  Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest.  If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect on all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral.

The carrying values and unpaid principal balances (prior to any charge-off) of impaired commercial mortgage loans were as follows for the years ended December 31, 2010 and 2009.

	2010	2009
	Carrying Value	Carrying Value
Impaired loans without valuation allowances	$9.5	$26.8

Unpaid principle balance of impaired loans	$12.0	$34.9

Derivative Financial Instruments

See the Organization and Significant Accounting Policies footnote for disclosure regarding the Company’s purpose for entering into derivatives and the policies on valuation and classification of derivatives. In addition, the Company’s derivatives are generally not accounted for using hedge accounting treatment under US GAAP, as the Company has not historically sought hedge accounting treatment. The Company enters into the following derivatives:

Interest rate caps: Interest rate caps are used to manage the interest rate risk in the Company’s fixed maturity portfolio.  Interest rate caps are purchased contracts that are used by the Company to hedge annuity products against rising interest rates.

Interest rate swaps: Interest rate swaps are used to manage the interest rate risk in the Company’s fixed maturity portfolio, as well as the Company’s liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly.

Foreign exchange swaps: Foreign exchange swaps are used to reduce the risk of a change in the value, yield, or cash flow with respect to invested assets.  Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for U.S. dollar cash flows at regular interim periods, typically quarterly or semi-annually.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Credit default swaps: Credit default swaps are used to reduce the credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals and amounts for the purchase or sale of credit protection. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par minus recovery value of the swap contract.

Forwards: Certain forwards are acquired to hedge the Company’s CMO-B portfolio against movements in interest rates, particularly mortgage rates. On the settlement date, the Company will either receive a payment (interest rate drops on owned forwards or interest rate rises on purchased forwards) or will be required to make a payment (interest rate rises on owned forwards or interest rate drops on purchased forwards).

Futures: Futures contracts are used to hedge against a decrease in certain equity indices. Such decreases may result in a decrease in variable annuity account values, which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values.  A decrease in variable annuity account values would also result in lower fee income.  A decrease in equity markets may also negatively impact the Company’s investment in equity securities.  The futures income would serve to offset these effects. Futures contracts are also used to hedge against an increase in certain equity indices.  Such increases may result in increased payments to contract holders of fixed indexed annuity contracts, and the futures income would serve to offset this increased expense.

Swaptions: Swaptions are used to manage interest rate risk in the Company’s collateralized mortgage obligations portfolio.  Swaptions are contracts that give the Company the option to enter into an interest rate swap at a specific future date.

Managed Custody Guarantees: The Company issued certain credited rate guarantees on externally managed variable bond funds that represent stand alone derivatives. The market value is partially determined by, among other things, levels of or changes in interest rates, prepayment rates, and credit ratings/spreads.

Embedded derivatives: The Company also has investments in certain fixed maturity instruments, and has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The notional amounts and fair values of derivatives were as follows as of December 31, 2010 and 2009.

	2010			2009
	Notional	Asset	Liability	Notional	Asset	Liability
	Amount	Fair Value	Fair Value	Amount	Fair Value	Fair Value
Derivatives: Qualifying for hedge accounting (1)
Interest rate contracts	7.2	$0.6	$-	-	$-	$-
Foreign exchange contracts	7.2	-	0.1	-	-	-
Derivatives: Non-Qualifying for hedge accounting (1)
Interest rate contracts	16,737.7	226.2	227.1	9,750.1	175.0	234.9
Foreign exchange contracts	233.0	0.7	38.4	199.5	-	43.3
Equity contracts	3.7	-	-	-	-	-
Credit contracts	641.4	6.7	14.7	243.9	0.2	53.5
Managed custody guarantees(2)	N/A	-	3.0	N/A	-	6.0
Embedded derivatives:
Within retail annuity products(2)	N/A	-	5.6	N/A	-	-
Total		$234.2	$288.9		$175.2	$337.7

N/A - Not applicable.

(1)           The fair values are reported in Derivatives or Other liabilities on the  Consolidated Balance Sheets.

(2)           The fair values are reported in Future policy benefits and claim reserves on the  Consolidated Balance Sheets.

Net realized gains (losses) on derivatives were as follows for the years ended December 31, 2010 and 2009.

	2010	2009
Derivatives: Non-Qualifying for hedge accounting (1)
Interest rate contracts	$(53.4)	$(178.8)
Foreign exchange contracts	7.4	(23.3)
Equity contracts	0.5	(49.0)
Credit contracts	8.9	(16.5)
Managed custody guarantees(2)	4.1	34.0
Embedded derivatives:
Within retail annuity products(2)	5.2	185.4
Total	$(27.3)	$(48.2)

(1)           Changes in value are included in Net realized capital losses on the  Consolidated Statements of Operations.

(2)           Changes in value are included in Interest credited and other benefits to contract owners on the Consolidated

Statements of Operations.

Credit Default Swaps

The Company has entered into various credit default swaps. When credit default swaps are sold, the Company assumes credit exposure to certain assets that it does not own.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Credit default swaps may also be purchased to reduce credit exposure in the Company’s portfolio. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. These instruments are typically written for a maturity period of five years and do not contain recourse provisions, which would enable the seller to recover from third parties. The Company has International Swaps and Derivatives Associations, Inc. (“ISDA”) agreements with each counterparty with which it conducts business and tracks the collateral positions for each counterparty. To the extent cash collateral is received, it is included in Payables under securities loan agreement, including collateral held, on the Consolidated Balance Sheets and is reinvested in short-term investments.  Collateral held is used in accordance with the Credit Support Annex (“CSA”) to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Consolidated Balance Sheets. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par minus recovery value of the swap contract. At December 31, 2010, the fair value of credit default swaps of $6.7 and $14.7 was included in Derivatives and Other liabilities, respectively, on the Consolidated Balance Sheets. At December 31, 2009, the fair value of credit default swaps of $0.2 and $53.5 was included in Derivatives and Other liabilities, respectively, on the Consolidated Balance Sheets. As of December 31, 2010 and 2009, the maximum potential future exposure to the Company on the sale of credit protection under credit default swaps was $625.6 and $84.4, respectively.

4.                                    Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC was as follows for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Balance at January 1	$901.8	$865.5	$728.6
Deferrals of commissions and expenses	142.2	108.2	168.7
Amortization:
Amortization	(77.0)	(39.3)	(112.5)
Interest accrued at 5.5% to 7%	64.6	58.0	50.6
Net amortization included in Consolidated Statements of Operations	(12.4)	18.7	(61.9)
Change in unrealized capital gains/losses on available-for-sale securities	(8.6)	(90.6)	30.1
Balance at December 31	$1,023.0	$901.8	$865.5

The estimated amount of DAC amortization expense, net of interest, is $38.4, $57.8, $56.8, $55.5, and $55.3, for the years 2011, 2012, 2013, 2014, and 2015, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Activity within VOBA was as follows for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Balance at January 1	$991.5	$1,832.5	$1,253.2
Deferrals of commissions and expenses	23.6	40.4	33.3
Amortization:
Amortization	(8.7)	(170.5)	(144.2)
Interest accrued at 5.5% to 7%	74.3	72.2	77.2
Net amortization included in Consolidated Statements of Operations	65.6	(98.3)	(67.0)
Change in unrealized capital gains/losses on available-for-sale securities	(364.3)	(783.1)	613.0
Balance at December 31	$716.4	$991.5	$1,832.5

The estimated amount of VOBA amortization expense, net of interest, is $50.0, $72.3, $69.5, $64.2, and $61.2, for the years 2011, 2012, 2013, 2014, and 2015, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

5.                                    Capital Contributions, Dividends and Statutory Information

ILIAC’s ability to pay dividends to its parent is subject to the prior approval of insurance regulatory authorities of the State of Connecticut for payment of any dividend, which, when combined with other dividends paid within the preceding twelve months, exceeds the greater of (1) ten percent (10.0%) of ILIAC’s earned statutory surplus at the prior year end or (2) ILIAC’s prior year statutory net gain from operations.

During the year ended December 31, 2010, ILIAC paid a $203.0 dividend on its common stock to its Parent.  During the years ended December 31, 2009 and 2008, ILIAC did not pay any dividends on its common stock to its Parent. On October 30, 2010, IFA paid a $60.0 dividend to ILIAC, its parent, which was eliminated in consolidation.

During the year ended December 31, 2010, ILIAC did not receive any capital contributions from its Parent. On November 12, 2008, ING issued to The State of the Netherlands (the “Dutch State”) non-voting Tier 1 securities for a total consideration of EUR 10 billion.  On February 24, 2009, $2.2 billion was contributed to direct and indirect insurance company subsidiaries of ING America Insurance Holdings, Inc. (“ING AIH”), of which $365.0 was contributed to the Company.  The contribution was comprised of the proceeds from the investment by the Dutch State and the redistribution of currently existing capital within ING.  During 2008, ILIAC did not receive any cash capital contributions from Lion.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

On February 18, 2011, ILIAC received a $150.0 capital contribution from its Parent as part of the redistribution of currently existing capital within ING US Insurance Operations.

The State of Connecticut Insurance Department (the “Department”) recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States.  Statutory net income (loss) was $66.0, $271.6, and $(428.4), for the years ended December 31, 2010, 2009, and 2008, respectively.  Statutory capital and surplus was $1.7 billion and $1.8 billion as of December 31, 2010 and 2009, respectively.  As specifically prescribed by statutory accounting practices, statutory surplus as of December 31, 2010 included the impact of the $150.0 capital contribution received by ILIAC from its Parent on February 18, 2011.

Effective December 31, 2009, the Company adopted Actuarial Guideline 43 – Variable Annuity Commissioners Annuity Reserve Valuation Method (“AG43”) for its statutory basis of accounting.  The adoption of AG43 resulted in higher reserves than those calculated under previous standards by $97.9.  Where the application of AG43 produces higher reserves than the Company had otherwise established under previous standards, the Company may request permission from the Department to grade-in the impact of higher reserve over a three year period.  The Company elected this grade-in provision, as allowed under AG43 and as approved by the Department, which allows the Company to reflect the impact of adoption of $97.9 over a three year period.  The impact of the grade-in for the years ended December 31, 2010 and 2009 was a $23.0 and $32.6, respectively, increase in reserves and a corresponding decrease in statutory surplus.

Effective December 31, 2009, the Company adopted SSAP No. 10R, Income Taxes, for its statutory basis of accounting.  This statement requires the Company to calculate admitted deferred tax assets based upon what is expected to reverse within one year with a cap on the admitted portion of the deferred tax asset of 10% of capital and surplus for its most recently filed statement.  If the Company’s risk-based capital (“RBC”) levels, after reflecting the above limitation, exceeds 250% of the authorized control level, the statement increases the limitation on admitted deferred tax assets from what is expected to reverse in one year to what is expected to reverse over the next three years and increases the cap on the admitted portion of the deferred tax asset from 10% of capital and surplus for its most recently filed statement to 15%.  Other revisions in the statement include requiring the Company to reduce the gross deferred tax asset by a statutory valuation allowance adjustment if, based on the weight of available evidence, it is more likely than not (a likelihood of more than 50%) that some portion of or all of the gross deferred tax assets will not be realized. To temper this positive RBC impact, and as a temporary measure at December 31, 2009 only, a 5% pre-tax RBC charge must be applied to the additional admitted deferred tax assets generated by SSAP 10R.  The adoption for 2009 had a December 31, 2009 sunset; however, during 2010, the 2009

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

adoption, including the 5% pre-tax RBC charge, was extended through December 31, 2011.  The effects on the Company’s statutory financial statements of adopting this change in accounting principle were increases to total assets and capital and surplus of $68.9 and $51.1 as of December 31, 2010 and 2009, respectively.  This adoption had no impact on total liabilities or net income.

6.                                    Additional Insurance Benefits and Minimum Guarantees

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2010, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $6.1 billion and $4.4, respectively. As of December 31, 2009, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $6.9 billion and $3.6, respectively.

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2010 and 2009, was $6.1 billion and $6.9 billion, respectively.

7.                                    Income Taxes

Income taxes expense (benefit) consisted of the following for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Current tax expense (benefit):
Federal	$73.2	$27.5	$(121.8)
State	-	(0.9)	(18.1)
Total current tax expense (benefit)	73.2	26.6	(139.9)
Deferred tax expense:
Federal	67.6	23.0	31.6
Total deferred tax expense	67.6	23.0	31.6
Total income tax expense (benefit)	$140.8	$49.6	$(108.3)

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Income (loss) before income taxes	$577.7	$403.5	$(1,138.5)
Tax rate	35.0%	35.0%	35.0%
Income tax expense (benefit) at federal statutory rate	202.2	141.2	(398.5)
Tax effect of:
Dividend received deduction	(23.3)	(2.6)	(15.5)
IRS audit settlement	(26.8)	(0.1)	(10.1)
State audit settlement	-	(1.2)	(12.6)
State tax expense	0.6	0.1	1.3
Tax valuation allowance	(13.7)	(92.2)	333.0
Other	1.8	4.4	(5.9)
Income tax expense (benefit)	$140.8	$49.6	$(108.3)

Temporary Differences

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2010 and 2009, are presented below.

	2010	2009
Deferred tax assets:
Insurance reserves	$187.1	$140.7
Investments	112.5	286.7
Postemployment benefits	83.7	73.5
Compensation	45.9	46.3
Other	22.1	9.5
Total gross assets before valuation allowance	451.3	556.7
Less: valuation allowance	(120.1)	(202.5)
Assets, net of valuation allowance	331.2	354.2
Deferred tax liabilities:
Net unrealized gain	(71.9)	(55.3)
Value of business acquired	(410.5)	(379.2)
Deferred policy acquisition costs	(315.7)	(270.9)
Total gross liabilities	(798.1)	(705.4)
Net deferred income tax liability	$(466.9)	$(351.2)

Net unrealized capital gains and losses are presented as a component of other comprehensive income (loss) in Shareholder’s equity, net of deferred taxes.

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. At December 31, 2010 and 2009, the Company had a tax valuation allowance of $109.0 and $197.5, respectively, related to capital losses.  As of December 31, 2010 and 2009, the Company had full tax valuation allowances of $11.1

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

and $5.0, respectively, related to foreign tax credits, the benefit of which is uncertain.  The change in net unrealized capital gains (losses) includes an increase (decrease) in the tax valuation allowance of $(68.7), $(38.2), and $(6.4) for the years ended December 31, 2010, 2009, and 2008, respectively.

Tax Sharing Agreement

Under the intercompany tax sharing agreement, ILIAC has a payable to and a receivable from ING AIH of $49.3 and $23.9 for federal income taxes as of December 31, 2010 and 2009, respectively.

See Related Party Transactions footnote for more information.

Unrecognized Tax Benefits

Reconciliations of the change in the unrecognized income tax benefits for the periods ended December 31, 2010 and 2009 are as follows:

	2010	2009
Balance at beginning of period	$12.8	$22.1
Additions for tax positions related to current year	-	0.9
Additions for tax positions related to prior years	36.2	3.5
Reductions for tax positions related to prior years	(25.8)	(13.3)
Reductions for settlements with taxing authorities	(0.2)	(0.4)
Balance at end of period	$23.0	$12.8

The Company had $0.0 and $24.8 of unrecognized tax benefits as of December 31, 2010 and 2009, respectively, which would affect the Company’s effective tax rate if recognized.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income taxes and income tax expense (benefit) on the Balance Sheet and the Statement of Operations, respectively. The Company had accrued interest of $0.0 and $3.3 as of December 31, 2010 and 2009, respectively. The decrease in accrued interest during the year ended December 31, 2010 is primarily related to the settlement of the 2004 through 2008 federal audits.

Tax Regulatory Matters

In September 2010, the Internal Revenue Service (“IRS”) completed its examination of the Company’s returns through tax year 2008.  The provision for the year ended December 31, 2010 reflected non-recurring favorable adjustments, resulting from a

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

reduction in the tax liability that was no longer deemed necessary based on the results of the IRS examination, monitoring the activities of the IRS with respect to certain issues with other taxpayers and the merits of the Company’s positions.

The Company is currently under audit by the IRS and has agreed to participate in the Compliance Assurance Program (“CAP”) for tax years 2009 and 2010.  It is anticipated that the IRS audit of the 2009 tax year will be finalized within the next twelve months.  Upon finalization of the IRS examination, it is reasonably possible that the unrecognized tax benefits will decrease by up to $23.0.

8.                                    Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Retirement Plan was amended and restated effective January 1, 2008. The Retirement Plan was amended on July 1, 2008, related to the admission of the employees from the acquisition of CitiStreet LLC (“CitiStreet”) by Lion, and ING North America filed a request for a determination letter on the qualified status of the Retirement Plan, but has not yet received a favorable determination letter. Additionally, effective January 1, 2009, the Retirement Plan was amended to provide that anyone hired or rehired by the Company on or after January 1, 2009, would not be eligible to participate in the Retirement Plan.

The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $27.2, $22.3, and $14.0 for the years ended December 31, 2010, 2009, and 2008, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

ING North America sponsors the ING Americas Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company’s employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

with the Company and certain other individuals who meet specified eligibility criteria.  The Savings Plan is a tax-qualified defined contribution retirement plan, which includes an employee stock ownership plan (“ESOP”) component. The Savings Plan was amended and restated effective January 1, 2008 and subsequently amended on July 1, 2008, with respect to the admission of employees from the acquisition of CitiStreet by Lion. The Savings Plan was most recently amended effective January 1, 2011 to permit Roth 401(k) contributions to be made to the Plan. ING North America filed a request for a determination letter on the qualified status of the Plan and received a favorable determination letter dated May 19, 2009. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6.0% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The cost allocated to the Company for the Savings Plan were $10.7, $8.9, and $10.3, for the years ended December 31, 2010, 2009, and 2008, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Non-Qualified Retirement Plans

Through December 31, 2001, the Company, in conjunction with ING North America, offered certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the “SERPs”). Benefit accruals under Aetna Financial Services SERPs ceased, effective as of December 31, 2001 and participants begin accruing benefits under ING North America SERPs.  Benefits under the SERPs are determined based on an eligible employee’s years of service and average annual compensation for the highest five years during the last ten years of employment.

The Company, in conjunction with ING North America, sponsors the Pension Plan for Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the “Agents Non-Qualified Plan”). This plan covers certain full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan (“Career Agents”). The Agents Non-Qualified Plan was terminated effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and ING North America. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Obligations and Funded Status

The following table summarizes the benefit obligations, fair value of plan assets, and funded status, for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2010 and 2009.

	2010	2009
Change in Projected Benefit Obligation:
Projected benefit obligation, January 1	$90.2	$94.9
Interest cost	5.1	5.3
Benefits paid	(10.1)	(13.4)
Actuarial gain on obligation	11.6	3.4
Projected benefit obligation, December 31	$96.8	$90.2

Fair Value of Plan Assets:
Fair value of plan assets, December 31	$-	$-

Amounts recognized in the Consolidated Balance Sheets consist of:

	2010	2009
Accrued benefit cost	$(96.8)	$(90.2)
Accumulated other comprehensive income	30.0	21.1
Net amount recognized	$(66.8)	$(69.1)

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2010 and 2009 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2010	2009
Discount rate at end of period	5.50%	6.00%
Rate of compensation increase	3.00%	1.50%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries (particularly the Citigroup Pension Discount Curve Liability Index), including a discounted cash flow analysis of the Company’s pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the Retirement Plan. Based upon all available information, it was determined that 5.5% was the appropriate discount rate as of December 31, 2010, to calculate the Company’s accrued benefit liability.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2010	2009	2008
Discount rate	6.00%	6.00%	6.50%
Rate of increase in compensation levels	3.00%	1.50%	4.20%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2010, 2009, and 2008, were as follows:

	2010	2009	2008
Interest cost	$5.1	$5.3	$5.2
Net actuarial loss recognized in the year	2.6	2.1	-
Unrecognized past service cost recognized in the year	0.1	0.1	-
The effect of any curtailment or settlement	-	0.1	0.5
Net periodic benefit cost	$7.8	$7.6	$5.7

Cash Flows

In 2011, the employer is expected to contribute $9.9 to the SERPs and Agents Non-Qualified Plan.  Future expected benefit payments related to the SERPs, and Agents Non-Qualified Plan, for the years ended December 31, 2011 through 2015, and thereafter through 2020, are estimated to be $9.9, $9.1, $7.9, $6.8, $5.5, and $28.4, respectively.

Stock Option and Share Plans

Through 2010, ING sponsored the ING Group Long-Term Equity Ownership Plan (“leo”), which provides employees of the Company who are selected by the ING Executive Board with options and/or performance shares.  The terms applicable to an award under leo are set out in an award agreement, which is signed by the participant when he or she accepts the award.

Options granted under leo are nonqualified options on ING shares in the form of American Depository Receipts (“ADRs”). Leo options have a ten (10) year term and vest three years from the grant date. Options awarded under leo may vest earlier in the event of the participant’s death, permanent disability or retirement.  Retirement for purposes of leo means a participant terminates service after attaining age 55 and completing 5 years of service.  Early vesting in all or a portion of a grant of options may also occur in the event the participant is terminated due to redundancy or business divestiture. Unvested options are generally subject to forfeiture when a participant voluntarily terminates

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

employment or is terminated for cause (as defined in leo). Upon vesting, participants generally have up to seven years in which to exercise their vested options. A shorter exercise period applies in the event of termination due to redundancy, business divestiture, voluntary termination or termination for cause. An option gives the recipient the right to purchase an ING share in the form of ADRs at a price equal to the fair market value of one ING share on the date of grant. On exercise, participant’s have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the options being exercised, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation.  The amount is converted from Euros to U.S. dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by ING.

Awards of performance shares may also be made under leo.  Performance shares are a contingent grant of ING stock, and, on vesting, the participant has the right to receive a cash amount equal to the closing price per ING share on the Euronext Amsterdam Stock Market on the vesting date times the number of vested Plan shares.  Performance shares generally vest three years from the date of grant, with the amount payable based on ING’s share price on the vesting date.  Payments made to participants on vesting are based on the performance targets established in connection with leo and payments can range from 0% to 200% of target.  Performance is based on ING’s total shareholder return relative to a peer group as determined at the end of the vesting period. To vest, a participant must be actively employed on the vesting date, although immediate vesting will occur in the event of the participant’s death, disability or retirement.  If a participant is terminated due to redundancy or business divestiture, vesting will occur but in only a portion of the award. Unvested shares are generally subject to forfeiture when an employee voluntarily terminates employment or is terminated for cause (as defined in leo).  Upon vesting, participants have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the shares, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The amount is converted from Euros to U.S. dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by ING.

The Company was allocated from ING compensation expense for the leo options and performance shares of $3.4, $3.7, and $4.1, for the years ended December 31, 2010, 2009, and 2008, respectively.

For leo, the Company recognized tax benefits of $0.7, $0.1, and $0.7, in 2010, 2009, and 2008, respectively.

Commencing in 2011, ING introduced a new long-term equity and deferred bonus plan, the Long-Term Sustainable Performance Plan (“LSPP”).  The terms applicable to an award under the LSPP will be set out in a grant agreement which is signed by the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

participant when he or she accepts the award.  The LSPP will provide employees of the Company who are selected by the ING Executive Board with performance shares and will also require deferral of discretionary incentive bonus awards in excess of EU 100,000.  The performance shares awarded under the LSPP will be a contingent grant of ING ADR units and on settlement, the participant will have the right to either receive ING ADR units in kind or a cash amount equal to the closing price per ING share on the Euronent Amsterdam Stock Market on the settlement date times the number of vested ADR units, subject to achievement during the vesting period of performance targets based on return of equity and employee engagement. The excess bonus amount will be held in deferred ING ADR units or in a deferred cash account, or some combination thereof, depending on the total amount of the incentive bonus award, generally subject to vesting in three equal tranches over the three year period commencing on the date of incentive bonus payment.  Unlike the leo plan, no options on ING shares in the form of ADRs will be granted under the LSPP.  To vest in performance shares, deferred shares or deferred cash, an employee must generally be actively employed on the settlement date, although immediate full and partial vesting in the event of normal age or early retirement, death or disability, or termination due to redundancy or business divestiture will occur, similar to the vesting treatment in the leo plan.

In addition, the Company, in conjunction with ING North America, sponsors the following benefit plans:

▪

The ING 401(k) Plan for ILIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant’s pre-tax deferral contribution, with a maximum of 6% of the participant’s eligible pay. A request for a determination letter on the qualified status of the ING 401(k) Plan for ILIAC Agents was filed with the IRS on January 1, 2008. A favorable determination letter was received dated January 5, 2011.

▪

The Producers’ Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

▪	The Producers’ Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.
▪

Certain health care and life insurance benefits for retired employees and their eligible dependents. The post retirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Beginning August 1, 2009, the Company moved from self-insuring these costs and began to use a private-fee-for-service Medicare Advantage program for post-Medicare eligible retired participants. In addition, effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for coverage under the plan and whose employment ended before October

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

1, 2009. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

▪	The ING Americas Supplemental Executive Retirement Plan, which is a non-qualified defined benefit restoration pension plan.
▪	The ING Americas Deferred Compensation Savings Plan, which is a deferred compensation plan that includes a 401(k) excess component.

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2010, 2009, and 2008, were $11.9, $12.1, and $13.9, respectively.

9.                                    Related Party Transactions

Operating Agreements

ILIAC has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

▪

Investment Advisory agreement with ING Investment Management LLC (“IIM”), an affiliate, in which IIM provides asset management, administrative, and accounting services for ILIAC’s general account. ILIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2010, 2009, and 2008, expenses were incurred in the amounts of $23.7, $35.9, and $58.4, respectively.

▪

Services agreement with ING North America for administrative, management, financial, and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2010, 2009, and 2008, expenses were incurred in the amounts of $209.7, $140.2, and $175.3, respectively.

▪

Services agreement between ILIAC and its U.S. insurance company affiliates dated January 1, 2001, and amended effective January 1, 2002 and December 31, 2007. For the years ended December 31, 2010, 2009, and 2008, net expenses related to the agreement were incurred in the amount of $53.3, $26.3, and $19.6, respectively.

▪

Service agreement with ING Institutional Plan Services, LLC (“IIPS”) effective November 30, 2008 pursuant to which IIPS provides recordkeeper services to certain benefit plan clients of ILIAC. For the years ended December 31, 2010 and 2009, net expenses related to the agreement were incurred in the amount of $6.4 and $4.9, respectively. An immaterial amount was incurred for the year ended December 31, 2008.

▪

Intercompany agreement with IIM pursuant to which IIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues IIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company’s variable insurance products. For the year ended December 31, 2010, revenue under the IIM intercompany agreement was $24.1.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods.  Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly-owned subsidiary of its Parent.

DSL has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

▪

Underwriting and distribution agreements with ING USA Annuity and Life Insurance Company (“ING USA”) and ReliaStar Life Insurance Company of New York (“RLNY”), affiliated companies, whereby DSL serves as the principal underwriter for variable insurance products. In addition, DSL is authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2010, 2009, and 2008, commissions were collected in the amount of $220.0, $275.3, and $622.5. Such commissions are, in turn, paid to broker-dealers.

▪

Intercompany agreements with each of ING USA, IIPS, ReliaStar Life Insurance Company and Security Life of Denver Insurance Company (individually, the “Contracting Party”) pursuant to which DSL agreed, effective January 1, 2010, to pay the Contracting Party, on a monthly basis, a portion of the revenues DSL earns as investment adviser to certain U.S. registered investment companies that are either investment option under certain variable insurance products of the Contracting Party or are purchased for certain customers of the Contacting Party. For the year ended December 31, 2010, expenses were incurred under these intercompany agreements in the aggregate amount of $204.5.

▪

Prior to January 1, 2010, DSL was a party to a service agreement with ING USA pursuant to which ING USA provided DSL with managerial and supervisory services in exchange for a fee. This service agreement was terminated as of January 1, 2010. For the years ended December 31, 2009 and 2008, expenses were incurred under this service agreement in the amount of $123.2 and $139.2, respectively.

▪

Service agreement with RLNY whereby DSL receives managerial and supervisory services and incurs a fee. For the years ended December 31, 2010, 2009, and 2008, expenses were incurred under this service agreement in the amount of $3.3, $1.2, and $1.2, respectively.

▪

Administrative and advisory services agreements with ING Investment LLC and IIM, affiliated companies, in which DSL receives certain services for a fee. The fee for these services is calculated as a percentage of average assets of ING Investors Trust. For the years ended December 31, 2010, 2009, and 2008, expenses were incurred in the amounts of $19.8, $12.5, and $14.9, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Investment Advisory and Other Fees

Effective January 1, 2007, ILIAC’s investment advisory agreement to serve as investment advisor to certain variable funds offered in Company products (collectively, the “Company Funds”), was assigned to DSL. ILIAC is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay ILIAC daily fees that, on an annual basis are, depending on the product, up to 3.4% of their average daily net assets. The total amount of compensation and fees received by the Company from the Company Funds and separate accounts totaled $246.1, $212.3, and $255.2, (excludes fees paid to ING Investment Management Co.) in 2010, 2009, and 2008, respectively.

DSL has been retained by ING Investors Trust (“IIT”), an affiliate, pursuant to a management agreement to provide advisory, management, administrative and other services to IIT. Under the management agreement, DSL provides or arranges for the provision of all services necessary for the ordinary operations of IIT. DSL earns a monthly fee based on a percentage of average daily net assets of IIT. DSL has entered into an administrative services subcontract with ING Fund Services, LLC, an affiliate, pursuant to which ING Fund Services, LLC, provides certain management, administrative and other services to IIT and is compensated a portion of the fees received by DSL under the management agreement. In addition to being the investment advisor of the Trust, DSL is the investment advisor of ING Partners, Inc. (the “Fund”), an affiliate. DSL and the Fund have an investment advisory agreement, whereby DSL has overall responsibility to provide portfolio management services for the Fund. The Fund pays DSL a monthly fee, net of sub advisory fees, which is based on a percentage of average daily net assets. For the years ended December 31, 2010, 2009, and 2008, revenue received by DSL under these agreements (exclusive of fees paid to affiliates) was $314.3, $270.0, and $323.8, respectively. At December 31, 2010 and 2009, DSL had $25.1 and $25.3, respectively, receivable from IIT under the management agreement.

Financing Agreements

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with ING AIH, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, either party can borrow from the other up to 3% of the Company’s statutory admitted assets as of the preceding December 31.  Interest on any Company borrowing is charged at the rate of ING AIH’s cost of funds for the interest period, plus 0.15%.  Interest on any ING AIH borrowing is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Under this agreement, the Company incurred an immaterial amount of interest expense for the years ended December 31, 2010 and 2009, and $0.2 for the year ended December 31, 2008, and earned interest income of $0.9, $1.0 and $4.8, for the years ended December 31, 2010, 2009, and 2008, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, on the Consolidated Statements of Operations. At of December 31, 2010 and 2009, the Company had an outstanding receivable of $304.1 and $287.2, respectively, with ING AIH under the reciprocal loan agreement.

Note with Affiliate

On December 29, 2004, ING USA issued a surplus note in the principal amount of $175.0 (the “Note”) scheduled to mature on December 29, 2034, to ILIAC, in an offering that was exempt from the registration requirements of the Securities Act of 1933. ILIAC’s $175.0 Note from ING USA bears interest at a rate of 6.26% per year. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income was $11.1 for each of the years ended December 31, 2010, 2009, and 2008.

Property and Equipment Sale

During the second quarter of 2009, ING’s U.S. life insurance companies, including the Company, sold a portion of its property and equipment in a sale/leaseback transaction to an affiliate, ING North America.  The fixed assets involved in the sale were capitalized assets generally depreciated over the expected useful lives and software in development. Since the assets were being depreciated using expected useful lives, the current net book value reasonably approximated the current fair value of the assets being transferred. The fixed assets sold to ING North America by the Company totaled $17.4.

Transfer of Registered Representatives

On January 1, 2011, IFA transferred a group of registered representatives and their related customer accounts to its broker-dealer affiliate, ING Financial Partners, Inc. and received $5.0 as consideration for the transfer.  Effective January 1, 2011, IFA will operate exclusively as a wholesale broker-dealer.

10.                            Financing Agreements

Revolving Note Facility

ILIAC maintains a $50.0 uncommitted, perpetual revolving note facility with the Bank of New York (“BONY”).  Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by BONY to ILIAC for the borrowing.  Under this agreement,

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

ILIAC incurred no interest expense for the years ended December 31, 2010, 2009, and 2008.  At December 31, 2010 and 2009, ILIAC had no amounts outstanding under the revolving note facility.

Windsor Property Loan

On June 16, 2007, the State of Connecticut acting by the Department of Economic and Community Development (“DECD”) loaned ILIAC $9.9 (the “DECD Loan”) in connection with the development of the corporate office facility located at One Orange Way, Windsor, Connecticut that serves as the principal executive offices of the Company (the “Windsor Property”). The loan has a term of twenty years and bears an annual interest rate of 1.00%. As long as no defaults have occurred under the loan, no payments of principal or interest are due for the initial ten years of the loan. For the second ten years of the DECD Loan term, ILIAC is obligated to make monthly payments of principal and interest.

The DECD Loan provided for loan forgiveness during the first five years of the term at varying amounts up to $5.0 if ILIAC and its affiliates met certain employment thresholds at the Windsor Property during that period.  On December 1, 2008, the DECD determined that the Company had met the employment thresholds for loan forgiveness and, accordingly, forgave $5.0 of the DECD Loan to ILIAC in accordance with the terms of the DECD Loan. The DECD Loan provides additional loan forgiveness at varying amounts up to $4.9 if ILIAC and its ING affiliates meet certain employment thresholds at the Windsor Property during years five through ten of the loan. ILIAC’s obligations under the DECD Loan are secured by an unlimited recourse guaranty from its affiliate, ING North America Insurance Corporation.

At both December 31, 2010 and 2009, the amount of the loan outstanding was $4.9 which was reflected in Notes payable on the Consolidated Balance Sheets.

Also see Financing Agreements in the Related Party Transactions footnote.

11.                            Reinsurance

At December 31, 2010, the Company had reinsurance treaties with 6 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts.  At December 31, 2010, the Company did not have any outstanding cessions under any reinsurance treaties with affiliated reinsurers.  The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with a subsidiary of Lincoln for $1.0 billion in cash.  Under the agreement, the Lincoln subsidiary contractually assumed from the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Company certain policyholder liabilities and obligations, although the Company remains obligated to contract owners.  The Lincoln subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

The Company assumed $25.0 of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $11.5 and $11.6 were maintained for this contract as of December 31, 2010 and 2009, respectively.

Reinsurance ceded in force for life mortality risks were $17.4 billion and $18.6 billion at December 31, 2010 and 2009, respectively. At December 31, 2010 and 2009, net receivables were comprised of the following:

	2010	2009
Claims recoverable from reinsurers	$2,356.0	$2,431.0
Payable for reinsurance premiums	-	(0.7)
Reinsured amounts due to reinsurers	0.4	(0.7)
Other	(0.5)	0.3
Total	$2,355.9	$2,429.9

Premiums and Interest credited and other benefits to contract owners were reduced by the following amounts for reinsurance ceded for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Deposits ceded under reinsurance	$154.6	$162.4	$174.4
Premiums ceded under reinsurance	0.3	0.3	0.3
Reinsurance recoveries	390.4	339.8	309.0

12.                            Commitments and Contingent Liabilities

Leases

Prior to December 31, 2008, the Company leased certain office space and certain equipment under various operating leases and paid substantially all expenses associated with its leased and subleased office properties. Any expenses not paid directly by the Company were paid for by an affiliate and allocated back to the Company.  However, as of December 31, 2008, all of the Company’s expenses for leased and subleased office properties will be paid for by an affiliate and allocated back to the Company, as all operating leases were terminated or consolidated by ING AIH during the fourth quarter of 2008, which resulted in the Company no longer being party to any operating leases. For the years ended December 31, 2010, 2009, and 2008, rent expense for leases was $4.0, $5.1, and $6.1, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield.  The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost.  Also, there is likely to be a change in the value of the securities underlying the commitments.

At December 31, 2010, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $336.3, of which $144.0 was with related parties.  At December 31, 2009, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $305.1, of which $218.5 was with related parties.  During 2010 and 2009, $69.1 and $46.8, respectively, was funded to related parties under these commitments.

Collateral

Under the terms of the Company’s Over-The-Counter Derivative ISDA Agreements (“ISDA Agreements”), the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA Agreements will be met with regard to the CSA.  The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate.  As of December 31, 2010, the Company held $4.7, of cash collateral, which was included in Payables under securities loan agreement, including collateral held, on the Consolidated Balance Sheets. As of December 31, 2009, the Company did not hold any cash collateral. In addition, as of December 31, 2010 and 2009, the Company delivered collateral of $93.8 and $130.3, respectively, in fixed maturities pledged under derivatives contracts, which was included in Securities pledged on the Consolidated Balance Sheets.

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/ arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Regulatory Matters

As with many financial services companies, the Company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry.  Some of these investigations and inquiries could result in regulatory action against the Company.  The potential outcome of such action is difficult to predict but could subject the Company or its affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, fines, and other financial liability.  It is not currently anticipated that the outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.  It is the practice of the Company and its affiliates to cooperate fully in these matters.

13.                            Accumulated Other Comprehensive Income (Loss)

Shareholder’s equity included the following components of Accumulated other comprehensive income (loss) as of December 31, 2010, 2009, and 2008.

	2010	2009	2008
Net unrealized capital gains (losses):
Fixed maturities	$930.5	$133.4	$(1,315.5)
Equity securities, available-for-sale	24.3	12.8	(7.4)
Derivatives	0.5	-	-
DAC/VOBA adjustment on available-for-sale securities	(461.7)	(88.8)	650.9
Sales inducements adjustment on available-for-sale securities	(0.3)	0.2	2.4
Shadow premium deferral	(61.0)	-	-
Other investments	0.1	-	(0.3)
Unrealized capital gains (losses), before tax	432.4	57.6	(669.9)
Deferred income tax asset (liability)	(114.4)	(63.9)	205.8
Net unrealized capital gains (losses)	318.0	(6.3)	(464.1)
Pension and other post-employment benefits liability, net of tax	(13.5)	(8.7)	(18.0)
Accumulated other comprehensive income (loss)	$304.5	$(15.0)	$(482.1)

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Changes in unrealized capital gains (losses) on securities, including securities pledged and noncredit impairments, reported net of DAC, VOBA, and income tax, were as follows for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Fixed maturities	$797.1	$1,448.9	$(1,267.4)
Equity securities, available-for-sale	11.5	20.2	(13.7)
Derivatives	0.5	-	-
DAC/VOBA adjustment on available-for-sale securities	(372.9)	(739.7)	643.1
Sales inducements adjustment on available-for-sale securities	(0.5)	(2.2)	2.2
Shadow premium deferral	(61.0)	-	-
Other investments	0.1	0.3	0.4
Unrealized capital gains (losses), before tax	374.8	727.5	(635.4)
Deferred income tax asset (liability)	(119.2)	(230.7)	193.7
Net change in unrealized capital gains (losses)	$255.6	$496.8	$(441.7)

Changes in unrealized capital gains on securities, including securities pledged and noncredit impairments, as recognized in Accumulated other comprehensive income (loss), reported net of DAC, VOBA, and income taxes, were as follows for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Net unrealized capital holding gains arising during the period(1)	$284.8	$513.0	$(1,192.0)
Less: reclassification adjustment for gains and other items included in Net income (loss)(2)	29.2	16.2	(750.3)
Net change in unrealized capital gains on securities	$255.6	$496.8	$(441.7)

(1) Pretax unrealized capital holding gains (losses) arising during the year were $417.6, $751.2, and $(1,714.8), for the years ended December 31, 2010, 2009, and 2008, respectively.

(2) Pretax reclassification adjustments for gains (losses) and other items included in Net income (loss) were $42.8, $23.7, and $(1,079.4), for the years ended December 31, 2010, 2009, and 2008, respectively.

The reclassification adjustments for gains (losses) and other items included in Net income (loss) in the above table are determined by specific identification of each security sold during the period.

QUARTERLY DATA (UNAUDITED)

(Dollar amounts in millions, unless otherwise stated)

2010	First	Second	Third	Fourth
Total revenue	$520.6	$542.4	$549.5	$613.5
Income before income taxes	104.9	78.4	127.2	267.2
Income tax expense (benefit)	14.0	34.7	(8.8)	100.9
Net income	$90.9	$43.7	$136.0	$166.3

2009	First	Second	Third	Fourth
Total revenue	$588.9	$261.1	$518.5	$502.2
Income before income taxes	36.3	7.4	217.4	142.4
Income tax expense (benefit)	(4.0)	(89.6)	72.8	70.4
Net income	$40.3	$97.0	$144.6	$72.0

Form No. SAI.130822-11	ILIAC Ed. April 2011

VARIABLE ANNUITY ACCOUNT I PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
(a)	Financial Statements:
(1)		Included in Part A:
Condensed Financial Information
(2)		Included in Part B:
Financial Statements of Variable Annuity Account I:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2010
		-	Statements of Operations for the year ended December 31, 2010
		-	Statements of Changes in Net Assets for the years ended December 31, 2010 and 2009
		-	Notes to Financial Statements
Consolidated Financial Statements of ING Life Insurance and Annuity Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Consolidated Statements of Operations for the years ended December 31,
2010, 2009 and 2008
		-	Consolidated Balance Sheets as of December 31, 2010 and 2009
		-	Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 2010, 2009, and 2008.
		-	Consolidated Statements of Cash Flows for the years ended December 31,
2010, 2009 and 2008
		-	Notes to Consolidated Financial Statements

(b)	Exhibits
	(1)		Resolution establishing Variable Annuity Account I • Incorporated by reference to
Registration Statement on Form N-4 (File No. 033-59749), as filed on June 1, 1995.
	(2)		Not Applicable
	(3.1)		Standard Form of Broker-Dealer Agreement • Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-
81216), as filed on April 11, 2006.
	(3.2)		Underwriting Agreement dated November 17, 2006 between ING Insurance Company of America and ING Financial Advisers, LLC • Incorporated by reference to Post-
Effective Amendment No. 34 to Registration Statement on Form N-4 (File No. 033-
75996), as filed on December 20, 2006.
	(4.1)		Variable Annuity Contract (G2-CDA-99(TORP)FL) • Incorporated by reference to
Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No.
333-87131), as filed on December 15, 1999.
	(4.2)		Certificate (GTCC2-99(TORP)FL) to Variable Annuity Contract
G2-CDA-99(TORP)FL • Incorporated by reference to Post-Effective Amendment No.
1 to Registration Statement on Form N-4 (File No. 333-87131), as filed on December
15, 1999.

(4.3)	Endorsement EEGTRRA2(01) to Contract G2-CDA-99(TORP)FL and Contract
Certificate GTCC2-99(TORP)FL • Incorporated by reference to Post-Effective
Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as
filed on April 17, 2002.
(4.4)	Endorsement ENMCHG2(05/02) to contracts G2-CDA-99(TORP)(FL) and certificate
GTCC2-99(TORP)(FL) • Incorporated by reference to Post-Effective Amendment
No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April
17, 2002.
(4.5)	Endorsement E-LOAN2TORP(1/02) to Contract G2-CDA-99(TORP)FL and
Certificate GTCC2-99(TORP)FL • Incorporated by reference to Post-Effective
Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as
filed on April 17, 2002.
(4.6)	Endorsement - MERGE-IICA-ILIAC-05 to Contract G2-CDA99 (TORP)FL and
Certificate GTCC2-99(TORP)FL • Incorporated by reference to Registration
Statement on Form N-4 (File No. 333-130822), as filed on January 3, 2006.
(4.7)	Contract G-CDA-05(TORP)FL • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-130822), as filed on January 3, 2006.
(4.8)	Certificate (GTCC-05 (TORP)FL • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-130822), as filed on January 3, 2006.
(4.9)	Endorsement EEGTRRA (12/05) to Contract G-CDA-05 (TORP)FL and Certificate
GTCC-05(TORP)FL • Incorporated by reference to Registration Statement on Form
N-4 (File No. 333-130822), as filed on January 3, 2006.
(4.10)	Endorsement ELOANTORP (12/05) to Contract G-CDA-05 (TORP)FL and
Certificate GTCC-05(TORP)FL • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-130822), as filed on January 3, 2006.
(5)	Variable Annuity Contract Application 300-MOP-02 FL-ILIAC (5/02) • Incorporated
by reference to Registration Statement on Form N-4 (File No. 333-130822), as filed on January 3, 2006.
(6.1)	Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of
ING Life Insurance and Annuity Company • Incorporated by reference to ING Life
Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.
(6.2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company,
effective October 1, 2007 • Incorporated by reference to ING Life Insurance and
Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on
March 31, 2008.
(7)	Not Applicable
(8.1)	(Retail) Participation Agreement dated as of October 1, 2000 by and among AIM
Equity Funds, AIM Distributors, Inc., and Aetna Life Insurance and Annuity
Company • Incorporated by reference to Registration Statement on Form N-4 (File
No. 333-105479), as filed on May 22, 2003.

(8.2)	(Retail) Amendment No. 1 dated January 1, 2003 to Participation Agreement dated as of October 1, 2000 by and among AIM Equity Funds, AIM Distributors, Inc., and
ING Life Insurance and Annuity Company (f/k/a Aetna Life Insurance and Annuity
Company) • Incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 (File No. 333-105479), as filed on April 21,
2004.
(8.3)	Fund Participation Agreement dated November 1, 1999 by and among Aetna
Insurance Company of America, AIM Variable Insurance Funds, Inc. and A I M
Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-87131), as filed on December 15,
1999.
(8.4)	First Amendment dated as of November 17, 2000 to Participation Agreement dated as of November 1, 1999 by and among Aetna Insurance Company of America, AIM
Variable Insurance Funds (formerly AIM Variable Insurance Funds, Inc.), A I M
Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by
reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4
(File No. 333-87131), as filed on April 16, 2001.
(8.5)	Amendment dated as of July 12, 2002 to Fund Participation Agreement dated
November 1, 1999, as amended on November 17, 2000 among AIM Variable
Insurance Funds (formerly AIM Variable Insurance Funds, Inc.), AIM Distributors,
Inc., Aetna Insurance Company of America and Aetna Life Insurance and Annuity
Company • Incorporated by reference to Post-Effective Amendment No. 7 to
Registration Statement on Form N-4 (File No. 333-87131), as filed on April 14, 2004.
(8.6)	Service Agreement dated November 1, 1999 between Aetna Insurance Company of
America and AIM Advisors, Inc. • Incorporated by reference to Post-Effective
Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-87131), as
filed on December 15, 1999.
(8.7)	First Amendment dated October 1, 2000 to Service Agreement dated November 1,
1999 between Aetna Insurance Company of America and AIM Advisors, Inc. •
Incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-4 (File No. 333-87131), as filed on April 16, 2001.
(8.8)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between AIM Investment Services, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.

(8.9)	(Retail) Amended and Restated Selling and Services Agreement and Fund
Participation Agreement entered into as of May 1, 2008 between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Fred Alger & Company,
Incorporated • Incorporated by reference to Post-Effective Amendment No. 54 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.
(8.10)	(Retail) First Amendment dated February 5, 2009 to the Amended and Restated
Selling and Services Agreement and Fund Participation Agreement dated as of May 1,
2008 between ING Life Insurance and Annuity Company, ING Financial Advisers,
LLC and Fred Alger & Company, Incorporated • Incorporated by reference to Post-
Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 9, 2009.
(8.11)	(Retail) Second Amendment dated as of October 1, 2009 to the Amended and
Restated Selling and Services Agreement and Fund Participation Agreement dated as of May 1, 2008, as amended, between ING Life Insurance and Annuity Company,
ING Institutional Plan Services, LLP, ING Financial Advisers, LLC and Fred Alger &
Company, Incorporated • Incorporated by reference to Post-Effective Amendment No.
56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December
18, 2009
(8.12)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fred Alger & Company, Incorporated, ING Life Insurance
and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9,
2009
(8.13)	(Retail) Selling and Services Agreement and Fund Participation Agreement between
ING Life Insurance and Annuity Company and Saturna Brokerage Services Inc.
(Amana Funds) • Incorporated by reference to Post-Effective Amendment No. 53 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18,
2008
(8.14)	Rule 22c-2 Agreement dated May 1, 2008 between Saturna Brokerage Services, Inc.
(Amana Funds), ING Life Insurance and Annuity Company, ING National Trust, ING
USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 53 to Registration Statement on Form N-4 (File No.
333-01107), as filed on August 18, 2008.
(8.15)	(Retail) Fund Participation Agreement dated as of July 1, 2000 between Aetna Life
Insurance and Annuity Company, American Century Services Corporation, and
American Century Investment Services, Inc. • Incorporated by reference to Post-
Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on December 13, 2000.

(8.16)	(Retail) Amendment No. 1 effective November 7, 2003 to Fund Participation
Agreement dated as of July 1, 2000 between ING Life Insurance and Annuity
Company and American Century Investment Services, Inc. • Incorporated by
reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-
4 (File No. 033-75962), as filed on April 13, 2004.
(8.17)	(Retail) Amendment No. 2 effective October 1, 2004 to Fund Participation Agreement between ING Life Insurance and Annuity Company and American Century
Investment Services • Incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 10,
2007.
(8.18)	(Retail) Amendment No. 3 effective April 1, 2007 to Fund Participation Agreement dated as of July 1, 2000 between ING Life Insurance and Annuity Company,
American Century Investment Services, Inc. and American Century Services, LLC •
Incorporated by reference to Post-Effective Amendment No. 10 to Registration
Statement on Form N-4 (File No. 333-105479), as filed on April 11, 2008.
(8.19)	(Retail) Selling and Services Agreement dated July 1, 2000 by and among Aetna
Investment Services, Inc., Aetna Life Insurance and Annuity Company and American
Century Investment Services • Incorporated by reference to Post-Effective
Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on April 10, 2007.
(8.20)	(Retail) Amendment No. 1 effective November 7, 2003 to the Selling and Services
Agreement dated July 1, 2000 by and among ING Financial Advisers, LLC (formerly known as Aetna Investment Services, Inc.), ING Life Insurance and Annuity
Company (formerly known as Aetna Life Insurance and Annuity Company) and
American Century Investment Services, Inc. • Incorporated by reference to Post-
Effective Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 10, 2007.
(8.21)	(Retail) Amendment No. 2 effective October 1, 2004 to the Selling and Services
Agreement dated July 1, 2000 and amended on November 7, 2003 by and among ING
Financial Advisers, LLC (formerly known as Aetna Investment Services, Inc.), ING
Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and
Annuity Company) and American Century Investment Services, Inc. • Incorporated
by reference to Post-Effective Amendment No. 48 to Registration Statement on Form
N-4 (File No. 033-75962), as filed on April 10, 2007.
(8.22)	(Retail) Amendment No. 3 effective April 1, 2007 to the Selling and Services
Agreement dated July 1, 2000 and amended on November 7, 2003 and October 1,
2004 by and among ING Financial Advisers, LLC (formerly known as Aetna
Investment Services, Inc.), ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company), American Century
Investment Services, Inc. and American Century Services, LLC • Incorporated by
reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-
4 (File No. 333-105479), as filed on April 11, 2008.

(8.23)	(Retail) Fourth Amendment dated as of April 6, 2009 to the Selling and Services
Agreement dated July 1, 2000 as amended on November 7, 2003, October 1, 2004 and
April 1, 2007 by and between ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company), ING Institutional Plan
Services, LLP, ING Financial Advisers, LLC (formerly known as Aetna Investment
Services, Inc.), American Century Investment Services, Inc. and American Century
Services, LLC • Incorporated by reference to Post-Effective Amendment No. 56 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18,
2009.
(8.24)	Rule 22c-2 Agreement dated April 4, 2007 and is effective as of October 16, 2007 between American Century Investment Services, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.25)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
November 30, 2006 by and among ING Life Insurance and Annuity Company, ING
Financial Advisers, LLC, Artisan Partners Limited Partnership and Artisan
Distributors LLC • Incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11,
2008.
(8.26)	(Retail) First Amendment effective February 4, 2009 to the Selling and Services
Agreement and Fund Participation Agreement dated November 30, 2006 by and among ING Life Insurance and Annuity Company, ING Institutional Plan Services,
LLP, ING Financial Advisers, LLC, Artisan Partners Limited Partnership and Artisan
Distributors LLC • Incorporated by reference to Post-Effective Amendment No. 5 to
Registration Statement on Form N-4 (File No. 333-130822), as filed on April 9, 2009.
(8.27)	Rule 22c-2 Agreement dated as of April 16, 2007 and is effective as of October 16,
2007 between Artisan Distributors LLC, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. •
Incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.
(8.28)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
March 19, 2010 by and between ING Life Insurance and Annuity Company, ING
Institutional Plan Services, LLC, ING Financial Advisers, LLC, Aston Asset
Management, LLC, Aston Funds and PFPC Distributors, Inc. • Incorporated by
reference to Initial Registration Statement on Form N-4 (File No. 333-167680), as
filed on June 22, 2010.

(8.29)	Rule 22c-2 Agreement made and entered into as of March 19,2010 between Aston
Fund, Aston Asset Management, LLC, PFPC Distributors, Inc., ING Life Insurance
and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 57 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 8,
2010.
(8.30)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
October 5, 2006 among ING Life Insurance and Annuity Company, ING Financial
Advisers, LLC and BlackRock Distributors, Inc. • Incorporated by reference to Post-
Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 9, 2009.
(8.31)	(Retail) First Amendment dated as of July 21, 2010 and effective April 1, 2010 to the
Selling and Services Agreement and Fund Participation Agreement dated October 5,
2006 by and between ING Institutional Plan Services, LLC, ING Life Insurance and
Annuity Company, ING Financial Advisers, LLC, BlackRock Advisors, LLC and
BlackRock Investments, LLC • Incorporated by reference to Post-Effective
Amendment No. 58 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on December 3, 2010.
(8.32)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between BlackRock Distributors, Inc., ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. •
Incorporated by reference to Post-Effective Amendment No. 54 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.
(8.33)	Fund Participation Agreement dated December 1, 1997 among Calvert Responsibly
Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna
Insurance Company of America • Incorporated by reference to Post-Effective
Amendment No. 7 to Registration Statement on Form N-4 (File No. 033-59749), as
filed on February 13, 1998.
(8.34)	Service Agreement dated December 1, 1997 between Calvert Asset Management
Company, Inc. and Aetna Insurance Company of America • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No.
033-59749), as filed on April 18, 2000.

(8.35)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Calvert Distributors, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.36)	(Retail) Participation Agreement dated as of January 1, 2003 among ING Life
Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, American Funds Distributors, Inc. and American
Funds Service Company • Incorporated by reference to Post-Effective Amendment
No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
December 16, 2005.
(8.37)	(Retail) First Amendment is made and entered into as of January 3, 2006 to
Participation Agreement dated January 1, 2003 by and among ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, American Funds Distributors, Inc. and American Funds
Service Company • Incorporated by reference to Post-Effective Amendment No. 47 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on November 21,
2006.
(8.38)	(Retail) Second Amendment effective November 1, 2006 to the Participation
Agreement dated January 1, 2003, and as amended on January 3, 2006, by and among
ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, American Funds Distributors, Inc.
and American Funds Service Company • Incorporated by reference to Post-Effective
Amendment No. 46 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 15, 2008.
(8.39)	(Retail) Third Amendment effective February 1, 2007 to the Participation Agreement dated January 1, 2003, and as amended on January 3, 2006 and on November 1, 2006, by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York, American Funds
Distributors, Inc. and American Funds Service Company • Incorporated by reference to Post-Effective Amendment No. 46 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 15, 2008.
(8.40)	(Retail) Fourth Amendment effective as of October 1, 2008 to the Participation
Agreement dated January 1, 2003, and as amended on January 3, 2006, November 1,
2006 and February 1, 2007, by and among American Funds Distributors, Inc.,
American Funds Service Company, ING Life Insurance and Annuity Company,
ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New
York • Incorporated by reference to Post-Effective Amendment No. 54 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on November 18, 2008.

(8.41)	(Retail) Fifth Amendment effective as of January 30, 2009 to the Participation
Agreement dated January 1, 2003, and as amended on January 3, 2006, November 1,
2006, February 1, 2007 and October 1, 2008, by and among American Funds
Distributors, Inc., American Funds Service Company, ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance
Company of New York • Incorporated by reference to Post-Effective Amendment No.
54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9,
2009.
(8.42)	(Retail) Sixth Amendment effective May 1, 2009 to the Participation Agreement dated
January 1, 2003, and as amended on January 3, 2006, November 1, 2006, February 1,
2007, October 1, 2008 and January 30, 2009, by and among ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, American Funds Distributors, Inc. and American Funds
Service Company • Incorporated by reference to Post-Effective Amendment No. 55 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2010.
(8.43)	(Retail) Selling Group Agreement among American Funds Distributors, Inc. and
Aetna Investment Services, Inc. dated June 30, 2000. Company • Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on December 16, 2005.
(8.44)	(Retail) Supplemental Selling Group Agreement by and among American Funds
Distributors, Inc. and Aetna Investment Services, Inc. dated June 30, 2000 •
Incorporated by reference to Post-Effective Amendment No. 42 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.
(8.45)	(Retail) Omnibus addendum (R shares) dated February 6, 2004 to the Selling Group
Agreement dated June 30, 2000 and effective January 1, 2003 between American
Funds Distributors, Inc. and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No.
333-01107), as filed on December 16, 2005.
(8.46)	(Retail) Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on October 16, 2007 between American Funds Service Company, ING
Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. • Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on June 15, 2007.
(8.47)	Amended and Restated Participation Agreement as of June 26, 2009 by and among
ING Life Insurance and Annuity Company, Fidelity Distributors Corporation,
Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable
Insurance Products Fund III, Variable Insurance Products Fund IV and Variable
Insurance Products Fund V • Incorporated by reference to Post-Effective Amendment
No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
December 18, 2009.

(8.48)	First Amendment as of June 26, 2009 to Participation Agreement as of June 26, 2009
by and among ING Life Insurance and Annuity Company, Fidelity Distributors
Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II,
Variable Insurance Products Fund III, Variable Insurance Products Fund IV and
Variable Insurance Products Fund V • Incorporated by reference to Post-Effective
Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on December 18, 2009.
(8.49)	Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING
Insurance Company of America, Fidelity Distributors Corporation, Variable Insurance
Products Fund and Variable Insurance Products Fund II • Incorporated by reference to
Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No.
333-130822), as filed on April 11, 2008.
(8.50)	Service Agreement effective as of June 1, 2002 by and between Fidelity Investments
Institutional Operations Company, Inc. and ING Financial Advisers, LLC •
Incorporated by reference to Post-Effective Amendment No. 33 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.
(8.51)	Service Contract effective as of June 1, 2002 and amended on June 20, 2003 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity
Distributors Corporation • Incorporated by reference to Post-Effective Amendment
No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on
August 5, 2004.
(8.52)	First Amendment effective April 1, 2005 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 • Incorporated by reference to Post-Effective Amendment
No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.
(8.53)	Second Amendment effective April 1, 2006 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 and April 1, 2005 • Incorporated by reference to Post-
Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on November 21, 2006.
(8.54)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.

(8.55)	Amended and Restated Participation Agreement as of December 30, 2005 by and
among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton
Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York and Directed Services, Inc. • Incorporated by reference to
Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No.
333-85618), as filed on February 1, 2007.
(8.56)	Amendment effective June 5, 2007 to Amended and Restated Participation Agreement
as of December 30, 2005 by and among Franklin Templeton Variable Insurance
Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and
Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York and Directed
Services, Inc. • Incorporated by reference to Pre-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.
(8.57)	Amended and Restated Administrative Services Agreement executed as of October 3,
2005, between Franklin Templeton Services, LLC, ING Life Insurance and Annuity
Company, ING Insurance Company of America, ING USA Annuity and Life
Insurance Company and ReliaStar Life Insurance Company • Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-
4 (File No. 033-81216), as filed on April 11, 2006.
(8.58)	Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable
Insurance Products Trust) entered into as of April 16, 2007 among
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company,
ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company
and ReliaStar Life Insurance Company of New York • Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No.
033-75962), as filed on June 15, 2007.
(8.59)	(Retail) Master Shareholder Services Agreement effective as of August 28, 2000 among Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services,
Inc., and Aetna Life Insurance and Annuity Company • Incorporated by reference to
Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No.
333-109860), as filed on April 16, 2004.
(8.60)	(Retail) Amendment dated November 13, 2000 to the Master Shareholder Services
Agreement effective as of August 28, 2000 among Franklin Templeton Distributors,
Inc., Franklin Templeton Investor Services, LLC, and Aetna Life Insurance and
Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16,
2004.

(8.61)	(Retail) Second Amendment effective as of February 1, 2002 to the Master
Shareholder Services Agreement effective as of August 28, 2000, as amended on
November 13, 2000 among Franklin Templeton Distributors, Inc., Franklin Templeton
Investor Services, LLC, and Aetna Life Insurance and Annuity Company •
Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.
(8.62)	(Retail) Third Amendment effective as of May 1, 2004 to the Master Shareholder
Services Agreement effective as of August 28, 2000, as amended on November 13,
2000 and February 1, 2002 among Franklin Templeton Distributors, Inc., Franklin
Templeton Investor Services, LLC, and ING Life Insurance and Annuity Company
(formerly Aetna Life Insurance and Annuity Company) • Incorporated by reference to
Pre-Effective Amendment No. 40 to Registration Statement on Form N-4 (File No.
333-01107), as filed on October 24, 2005.
(8.63)	(Retail) Fourth Amendment dated as of July 1, 2010 to the Master Shareholder
Services Agreement effective as of August 28, 2000, as amended on November 13,
2000, February 1, 2002 and May 1, 2004 among Franklin Templeton Investor
Services, LLC, Franklin Templeton Distributors, Inc., ING Life Insurance and
Annuity Company and ING Financial Advisers, LLC • Incorporated by reference to
Post-Effective Amendment No. 58 to Registration Statement on Form N-4 (File No.
333-01107), as filed on December 3, 2010.
(8.64)	Rule 22c-2 Shareholder Information Agreement entered into as of April 16, 2007 among Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity
Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company and ReliaStar Life Insurance Company of New York • Incorporated by
reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4
(File No. 333-134760), as filed on July 27, 2007.
(8.65)	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010)
between Directed Services LLC and ING Life Insurance and Annuity Company •
Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.
(8.66)	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010)
between ING Investment Management LLC and ING Life Insurance and Annuity
Company • Incorporated by reference to Post-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11,
2011.
(8.67)	Participation Agreement dated April 30, 2003 among ING Life Insurance and Annuity
Company, The GCG Trust (to be renamed ING Investors Trust effective May 1,
2003), and Directed Services, Inc. • Incorporated by reference to Post-Effective
Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-23512), as
filed on August 1, 2003.

(8.68)	Amendment dated October 9, 2006 to the Participation Agreement dated April 30,
2003 among ING Life Insurance and Annuity Company, ING Investors Trust and
Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No.
47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.
(8.69)	Participation Agreement dated as of December 5, 2001 among Portfolio Partners, Inc.,
Aetna Life Insurance and Annuity Company, Aetna Investment Services, LLC and
Aetna Insurance Company of America • Incorporated by reference to Post-Effective
Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as
filed on April 17, 2002.
(8.70)	Amendment dated as of March 5, 2002 to Participation Agreement dated as of
December 5, 2001 by and between Portfolio Partners, Inc., Aetna Life Insurance and
Annuity Company, Aetna Investment Services, LLC and Aetna Insurance Company of
America • Incorporated by reference to Post-Effective Amendment No. 5 to
Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.
(8.71)	Amendment dated May 1, 2003 to the Participation Agreement dated as of December
5, 2001 and subsequently amended on March 5, 2002 between ING Partners, Inc.,
ING Life Insurance and Annuity Company and ING Financial Advisers, LLC and
ING Insurance Company of America • Incorporated by reference to Post-Effective
Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-87131), as
filed on April 5, 2003.
(8.72)	Amendment dated November 1, 2004 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of December 5, 2001 and subsequently amended on March 5,
2002 and May 1, 2003 • Incorporated by reference to Post-Effective Amendment No.
20 to Registration Statement on Form N-1A (File No. 333-32575), as filed on April 1,
2005.
(8.73)	Amendment dated April 29, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company, ING Insurance Company of
America and ING Financial Advisers, LLC dated as of December 5, 2001 and subsequently amended on March 5, 2002, May 1, 2003 and November 1, 2004 •
Incorporated by reference to Registration Statement on Form N-4 (File No. 333-
130822), as filed on January 3, 2006.
(8.74)	Amendment dated December 7, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002, May 1, 2003, November 1, 2004, April 29, 2005, and August 31, 2005 •
Incorporated by reference to Post-Effective Amendment No. 32 to Registration
Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.

(8.75)	Amendment dated April 28, 2006 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002, May 1, 2003, November 1, 2004, April 29, 2005, August 31, 2005 and
December 7, 2005 • Incorporated by reference to Registration Statement on Form N-4
(File No. 333-134760), as filed on June 6, 2006.
(8.76)	Shareholder Servicing Agreement (Service Class Shares) dated as May 1, 2002 between Portfolio Partners, Inc. and Aetna Insurance Company of America (to be
renamed ING Insurance Company of America) • Incorporated by reference to Post-
Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-
87131), as filed on April 17, 2002.
(8.77)	Amendment dated May 1, 2003 by and between ING Partners, Inc. and ING Insurance
Company of America to the Shareholder Servicing Agreement (Service Class Shares)
dated May 1, 2002 • Incorporated by reference to Post-Effective Amendment No. 6 to
Registration Statement on Form N-4 (File No. 333-87131), as filed on April 15, 2003.
(8.78)	Amendment dated November 1, 2004 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and
Annuity Company dated May 1, 2002, as amended on March 5, 2002 and May 1,
2003• Incorporated by reference to Initial Registration Statement on Form N-4 (File
No. 333-134760), as filed on June 6, 2006.
(8.79)	Amendment dated April 29, 2005 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and
Annuity Company, ING Financial Advisers, LLC and ING Insurance Company of
America dated May 1, 2002, as amended on March 5, 2002, May 1, 2003 and
November 1, 2004 • Incorporated by reference to Registration Statement on Form
N-4 (File No. 333-130822), as filed on January 3, 2006.
(8.80)	Amendment dated December 7, 2005 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Insurance
Company of America dated May 1, 2002, as amended on March 5, 2002, May 1,
2003 and November 1, 2004 • Incorporated by reference to Initial Registration
Statement on Form N-4 (File No. 333-134760), as filed on June 6, 2006.
(8.81)	Amendment dated April 28, 2006 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and
Annuity Company dated November 27, 2001, and amended on March 5, 2002, May
1, 2003, November 1, 2004, April 29, 2005 and December 7, 2005 • Incorporated by
reference to Registration Statement on Form N-4 (File No. 333-134760), as filed on
June 6, 2006.

(8.82)	Fund Participation Agreement effective as of May 1, 1998 between Aetna Insurance
Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generation Portfolios, Inc., on behalf of each of its series, and Aetna
Variable Portfolios, Inc., on behalf of each of its series and Aeltus Investment
Management • Incorporated by reference to Post-Effective Amendment No. 11 to
Registration Statement on Form N-4 (File No. 033-59749), as filed on April 18, 2000.
(8.83)	Amendment No. 1 dated as of May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 between Aetna Insurance Company of America, Aetna Variable Fund,
Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna
Generation Portfolios, Inc., on behalf of each of its series, and Aetna Variable
Portfolios, Inc., on behalf of each of its series and Aeltus Investment Management,
Inc. • Incorporated by reference to Post-Effective Amendment No. 11 to Registration
Statement on Form N-4 (File No. 033-59749), as filed on April 18, 2000.
(8.84)	Amendment No. 2 dated June 26, 2001 to Fund Participation Agreement dated as of
May 1, 1998, as amended on May 1, 2000 between Aetna Insurance Company of
America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
Aetna Balanced VP, Inc., Aetna Generation Portfolios, Inc., on behalf of each of its series, and Aetna Variable Portfolios, Inc., on behalf of each of its series and Aeltus
Investment Management, Inc. • Incorporated by reference to Post-Effective
Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-130822), as
filed on April 11, 2007.
(8.85)	Service Agreement with Investment Advisor effective May 1, 1998 between Aeltus
Investment Management, Inc. and Aetna Insurance Company of America •
Incorporated by reference to Post-Effective Amendment No. 11 to Registration
Statement on Form N-4 (File No. 033-59749), as filed on April 18, 2000.
(8.86)	First Amendment effective as of May 1, 2000 to Service Agreement with Investment
Advisor effective May 1, 1998 between Aeltus Investment Management, Inc. and
Aetna Insurance Company of America • Incorporated by reference to Post-Effective
Amendment No. 11 to Registration Statement on Form N-4 (File No. 033-59749), as
filed on April 18, 2000.
(8.87)	Second Amendment dated as of June 26, 2001 to Service Agreement dated May 1,
1998 between Aeltus Investment Management, Inc. and Aetna Insurance Company of
America • Incorporated by reference to Post-Effective Amendment No. 7 to
Registration Statement on Form N-4 (File No. 333-87131), as filed on April 14, 2004.
(8.88)	Participation Agreement dated as of May 1, 2001 among Aetna Insurance Company of
America, Pilgrim Variable Products Trust and ING Pilgrim Securities, Inc. •
Incorporated by reference to Post-Effective Amendment No. 5 to Registration
Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.

(8.89)	Amendment dated August 30, 2002 between ING Insurance Company of America,
ING Variable Products Trust (formerly known as Pilgrim Variable Products Trust)
and ING Funds Distributor to Fund Participation Agreement dated May 1, 2001 •
Incorporated by reference to Post-Effective Amendment No. 6 to Registration
Statement on Form N-4 (File No. 333-87131), as filed on April 15, 2003.
(8.90)	Administrative and Shareholder Services Agreement dated April 1, 2001 between
ING Funds Services, LLC and ING Insurance Company of America (Administrator
for ING Variable Products Trust) • Incorporated by reference to Post-Effective
Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-87131), as
filed on April 15, 2003.
(8.91)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16,
2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. •
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.92)	(Retail) Fund Participation Agreement dated as of October 23, 2000 between Aetna
Life Insurance and Annuity Company, The Lazard Funds, Inc. and Lazard Freres &
Co. LLC • Incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 (File No. 333-134760), as filed on April 12,
2007.
(8.93)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Lazard (and its affiliates), ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits Administrator
Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.
(8.94)	(Retail) Selling and Services Agreement dated as of April 30, 2001 by and among
Aetna Investment Services, LLC, Aetna Life Insurance and Annuity Company and
Loomis Sayles Distributors, L.P. • Incorporated by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as
filed on April 11, 2008.
(8.95)	(Retail) Letter Agreement dated January 16, 2002 to Selling and Services Agreement dated April 30, 2001 between Aetna Investment Services, LLC, Aetna Life Insurance and Annuity Company and Loomis Sayles Distributors, L.P. • Incorporated by
reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4
(File No. 333-130822), as filed on April 11, 2008.

(8.96)	(Retail) Letter Agreement dated May 20, 2003 and effective on July 1, 2003 to Selling and Services Agreement dated April 30, 2001 between Aetna Investment Services,
LLC, Aetna Life Insurance and Annuity Company and Loomis Sayles Distributors,
L.P. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.
(8.97)	Rule 22c-2 Agreement dated March 27, 2007 and is effective as of October 16, 2007 between IXIS Asset Management Distributors, L.P., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits Administrator
Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.
(8.98)	Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett Series
Fund, Inc. and Aetna Insurance Company of America • Incorporated by reference to
Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No.
333-87131), as filed on April 17, 2002.
(8.99)	First Amendment dated April 30, 2009 and effective as of May 1, 2005 to Fund
Participation Agreement effective as of July 20, 2001 among ING Life Insurance and
Annuity Company (formerly Aetna Life Insurance and Annuity Company), Lord
Abbett Series Fund, Inc. and Lord Abbett Distributor LLC • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No.
333-01107), as filed on December 18, 2009.
(8.100)	Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and Aetna
Insurance Company of America • Incorporated by reference to Post-Effective
Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as
filed on April 17, 2002.
(8.101)	First Amendment dated April 30, 2009 and effective as of May 1, 2005 to Service
Agreement effective as of July 20, 2001 between ING Life Insurance and Annuity
Company (formerly Aetna Life Insurance and Annuity Company) and Lord Abbett
Series Fund, Inc. • Incorporated by reference to Post-Effective Amendment No. 56 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18,
2009.
(8.102)	Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16, 2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. •
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.103)	(Retail) Selling and Services Agreement and Fund Participation Agreement as of
October 22, 2009 by and between ING Life Insurance and Annuity Company, ING
Institutional Plan Services, LLC, ING Financial Advisers, LLC and Neuberger
Berman Management LLC • Incorporated by reference to Post-Effective Amendment
No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
December 18, 2009.
(8.104)	Rule 22c-2 Agreement dated April 16, 2007 and effective as of October 16, 2007 between Neuberger Berman Management Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 333-100207), as filed on October 1,
2007.
(8.105)	Fund Participation Agreement effective as of April 1, 1997 between Aetna Insurance
Company of America, Oppenheimer Variable Account Funds and Oppenheimer
Funds, Inc. • Incorporated by reference to Post-Effective Amendment No. 4 to
Registration Statement on Form N-4 (File No. 033-59749), as filed on April 16, 1997.
(8.106)	Service Agreement dated April 1, 1997 between Aetna Insurance Company of
America and Oppenheimer Funds, Inc. • Incorporated by reference to Post-Effective
Amendment No. 4 to Registration Statement on Form N-4 (File No. 033-59749), as
filed on April 16, 1997.
(8.107)	(Retail) Participation Agreement dated as of August 15, 2000 between Aetna
Insurance Company of America, Oppenheimer Funds Distributor and Oppenheimer
Funds Services • Incorporated by reference to Post-Effective Amendment No. 7 to
Registration Statement on Form N-4 (File No. 333-87131), as filed on April 14, 2004.
(8.108)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Oppenheimer Funds Services, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.109)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
October 15, 2009 by and among Pax World Funds Series Trust I, ALPS Distributors,
Inc., ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC
and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective
Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on December 18, 2009.

(8.110)	(Retail) Rule 22c-2 Agreement dated October 15, 2009 between ALPS Distributors,
Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA
Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar
Life Insurance Company of New York, Security Life of Denver Insurance Company
and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-
Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on December 18, 2009.
(8.111)	Participation Agreement dated as of May 1, 2004 between PIMCO Variable Insurance
Trust, PA Distributors LLC PIMCO PA Distributors, LLC • Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No.
333-87131), as filed on April 18, 2005.
(8.112)	First Amendment dated as of August 15, 2007 to Participation Agreement by and
between ING Life Insurance and Annuity Company, ReliaStar Life Insurance
Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors
LLC dated as of May 1, 2004 • Incorporated by reference to Post-Effective
Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on May 23, 2008.
(8.113)	Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance
Trust and ING Insurance Company of America (Administrative) • Incorporated by
reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4
(File No. 333-87131), as filed on April 18, 2005.
(8.114)	First Amendment dated as of August 15, 2007 to Services Agreement between
PIMCO Variable Insurance Trust, ING Life Insurance and Annuity Company and
ReliaStar Life Insurance Company dated as of May 1, 2004 • Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on May 23, 2008.
(8.115)	Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance
Trust and ING Insurance Company of America • Incorporated by reference to Post-
Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 333-
87131), as filed on April 18, 2005.
(8.116)	First Amendment dated as of August 15, 2007 to Services Agreement between Pacific
Investment Management Company LLC ("PIMCO"), ING Life Insurance and Annuity
Company, ReliaStar Life Insurance Company and Allianz Global Investors
Distributors LLC effective as of May 1, 2004 • Incorporated by reference to Post-
Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on May 23, 2008.

(8.117)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. • Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
139695), as filed on July 6, 2007.
(8.118)	Fund Participation Agreement dated as of July 1, 2001 between Pioneer Variable
Contracts Trust, Aetna Insurance Company of America, Pioneer Investment
Management, Inc. and Pioneer Funds Distributor, Inc. • Incorporated by reference to
Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No.
333-87131), as filed on April 17, 2002.
(8.119)	Participation Agreement made and entered into as of July 1, 2001 by and among
Pioneer Variable Contracts Trust, Aetna Life Insurance and Annuity Company,
Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. •
Incorporated by reference to Post-Effective Amendment No. 27 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(8.120)	Amendment No. 1 is made and entered into as of May 1, 2004 to Participation
Agreement between Pioneer Variable Contracts Trust, ING Life Insurance and
Annuity Company f/k/a Aetna Life Insurance and Annuity Company, Pioneer
Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated July 1, 2001
• Incorporated by reference to Post-Effective Amendment No. 40 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 13, 2005.
(8.121)	Amendment No. 2 is made and entered into as of August 15, 2007 to Participation
Agreement between Pioneer Variable Contracts Trust, ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Pioneer Investment Management, Inc. and Pioneer Funds
Distributor, Inc. made and entered into as of July 1, 2001 and as amended on May 1,
2004 • Incorporated by reference to Post-Effective Amendment No. 46 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on February 15, 2008.
(8.122)	Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16, 2007 between Pioneer Investment Management Shareholder Services, Inc., ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. • Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on June 15, 2007.

(8.123)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
December 29, 2006 by and among ING Life Insurance and Annuity Company, ING
Financial Advisers, LLC, Ameriprise Financial Services, Inc. and RiverSource
Service Corporation • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11,
2008.
(8.124)	(Retail) First Amendment dated July 1, 2007 by and among Ameriprise Financial
Services, Inc., RiverSource Service Corporation, RiverSource Distributors, Inc., ING
Life Insurance and Annuity Company and ING Financial Advisers, LLC •
Incorporated by reference to Post-Effective Amendment No. 5 to Registration
Statement on Form N-4 (File No. 333-130822), as filed on April 9, 2009.
(8.125)	(Retail) Second Amendment dated January 1, 2009 by and among ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING Financial Advisers,
LLC, RiverSource Service Corporation and RiverSource Distributors, Inc., •
Incorporated by reference to Post-Effective Amendment No. 5 to Registration
Statement on Form N-4 (File No. 333-130822), as filed on April 9, 2009.
(8.126)	(Retail) Side Letter dated March 26, 2009 and effective June 12, 2009 to Selling and
Services Agreement and Fund Participation Agreement dated December 29, 2006 by and among ING Life Insurance and Annuity Company, ING Institutional Plan
Services, LLC, ING Financial Advisers, LLC, RiverSource Corporation and
RiverSource Distributors, Inc. • Incorporated by reference to Post-Effective
Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on December 18, 2009.
(8.127)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between RiverSource Service Corporation, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11,
2008.
(8.128)	Selling and Services Agreement and Fund Participation Agreement dated September
26, 2005 by and among ING Life Insurance and Annuity Company, ING Financial
Advisers, LLC and Columbia Management Distributors, Inc. • Incorporated by
reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4
(File No. 333-130822), as filed on April 11, 2008.
(8.129)	First Amendment dated April 1, 2008 to Selling and Services Agreement and Fund
Participation Agreement effective as of September 26, 2005 by and among ING Life
Insurance and Annuity Company, ING Financial Advisers, LLC and Columbia
Management Distributors, Inc. • Incorporated by reference to Post-Effective
Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-109860),
as filed on December 15, 2008.

(8.130)	Second Amendment dated February 18, 2009 by and among ING Life Insurance and
Annuity Company, ING Institutional Plan Services, LLP, ING Financial Advisers,
LLC, Columbia Management Distributors, Inc. and Columbia Management Services,
Inc. to the Selling and Services Agreement and Fund Participation Agreement dated as of September 26, 2005 and amended on April 1, 2008 • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File
No. 333-130822), as filed on April 9, 2009.
(8.131)	Fund Participation Agreement effective as of May 1, 2004 between Wanger Advisors
Trust, Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity
Company and ReliaStar Life Insurance Company • Incorporated by reference to Post-
Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 11, 2005.
(8.132)	Service Agreement with Investment Adviser dated as of May 1, 2004 between
Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity
Company, ING Insurance Company of America, and ReliaStar Life Insurance
Company • Incorporated by reference to Post-Effective Amendment No. 38 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11,
2005.
(8.133)	First Amendment dated May 7, 2007 to Fund Participation Agreement effective as of
May 1, 2004 between Columbia Wanger Asset Management, LP, Wanger Advisors
Trust, ING Life Insurance and Annuity Company and ReliaStar Life Insurance
Company • Incorporated by reference to Post-Effective Amendment No. 53 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18,
2008.
(8.134)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Life Insurance Company and Systematized Benefits
Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27,
2007.
(8.135)	(Retail) Consent to Assign Certain Agreement(s) agreed and accepted as of April 8,
2005 between Wells Fargo Funds Distribution, LLC, Wells Fargo Funds
Management, LLC and ING Life Insurance and Annuity Company • Incorporated by
reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4
(File No. 333-109860), as filed on April 13, 2007.
(8.136)	(Retail) First Amendment effective October 30, 2006 to Participation Agreement dated August 19, 2002 among ING Life Insurance and Annuity Company, Wells
Fargo Funds Management, LLC and Wells Fargo Funds Distributor, LLC •
Incorporated by reference to Post-Effective Amendment No. 8 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on April 13, 2007.

(8.137)	(Retail) Second Amendment effective August 1, 2007 to Fund Participation
Agreement effective August 19, 2002, as amended on October 30, 2006 among ING
Life Insurance and Annuity Company, Wells Fargo Funds Management, LLC and
Wells Fargo Funds Distributor, LLC • Incorporated by reference to Post-Effective
Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-105479), as
filed on April 11, 2008.
(8.138)	(Retail) Third Amendment effective April 1, 2008 to Fund Participation Agreement effective August 19, 2002, as amended on August 1, 2007 and October 30, 2006 among ING Life Insurance and Annuity Company, Wells Fargo Funds Management,
LLC and Wells Fargo Funds Distributor, LLC
(8.139)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between Wells Fargo Funds Distributor, LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Life Insurance Company and Systematized Benefits
Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 11,
2008.
(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13)	Powers of Attorney

Item 25. Directors and Officers of the Depositor

Name	Principal Business Address	Positions and Offices with Depositor

Robert G. Leary	230 Park Avenue	President and Director
New York, NY 10169
Patrick G. Flynn	Amstelveenseweg 500	Director and Chairman
1081 KL Amsterdam
The Netherlands
Donald W. Britton	20 Washington Avenue South	Director
Minneapolis, Minnesota 55401
Lynne R. Ford	230 Park Avenue	Director and Executive Vice President
New York, NY 10169
Ewout L. Steenbergen	230 Park Avenue	Director, Executive Vice President and
	New York, NY 10169	Chief Financial Officer
Michael S. Smith	1475 Dunwoody Drive	Director
West Chester, PA 19380
Steven T. Pierson	5780 Powers Ferry Road, N.W.	Senior Vice President and Chief
	Atlanta, GA 30327-4390	Accounting Officer

Name	Principal Business Address	Positions and Offices with Depositor

Boyd G. Combs	5780 Powers Ferry Road, N.W.	Senior Vice President, Tax
Atlanta, GA 30327-4390
Brian D. Comer	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Ralph Ferraro	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Mark B. Kaye	1475 Dunwoody Drive	Senior Vice President
West Chester, PA 19380-1478
Richard T. Mason	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Shaun P. Mathews	10 State House Square	Senior Vice President
Hartford, CT 06103
Timothy T. Matson	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
David S. Pendergrass	5780 Powers Ferry Road, N.W.	Senior Vice President and Treasurer
Atlanta, GA 30327-4390
Prakash Shimpi	230 Park Avenue	Senior Vice President
New York, NY 10169
Ida I. Colón-Perez	One Orange Way	Vice President and Chief Compliance
	Windsor, CT 06095-4774	Officer
Joy Benner	20 Washington Avenue South	Secretary
Minneapolis, Minnesota 55401

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 57 to the
Registration Statement on Form N-4 for Variable Annuity Account C of ING Life Insurance and
Annuity Company (File No. 033-75962), as filed with the Securities and Exchange Commission on April 6, 2011.

Item 27. Number of Contract Owners

As of February 28, 2011, there were 7,980 individuals holding interests in variable annuity contracts funded through Variable Annuity Account I of ING Life Insurance and Annuity
Company.

Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to
Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of
CGS regarding indemnification of officers, employees and agents of Connecticut corporations.
These statutes provide in general that Connecticut corporations incorporated prior to January 1,
1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-
775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(2); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to
Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, ING America
Insurance Holdings, Inc. maintains Professional Liability and fidelity bond insurance policies issued by an international insurer. The policies cover ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling financial interest of 50% or more. These policies include either or both the principal underwriter, the depositor and any/all assets under the care, custody and control of ING America Insurance Holdings, Inc.
and/or its subsidiaries. The policies provide for the following types of coverage: errors and omissions/professional liability, employment practices liability and fidelity/crime (a.k.a.
“Financial Institutional Bond”).

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter

(a)	In addition to serving as the principal underwriter for the Registrant, ING Financial
Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life
Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable
Annuity Account C of ILIAC, Variable Annuity Account I of ILIAC and Variable Annuity
Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i)
Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of
RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select
Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iii) MFS ReliaStar Variable
Account (a separate account of RLIC registered as a unit investment trusts under the 1940
Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (v) ReliaStar Life Insurance Company of New York
Variable Annuity Funds A, B, C (a management investment company registered under the
1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds
D, E, F, G, H, I (a management investment company registered under the 1940 Act), (vii)
ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a
management investment company registered under the1940 Act), and (viii) ReliaStar Life
Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:

Name	Principal Business Address	Positions and Offices with Underwriter

Ronald R. Barhorst	One Orange Way	Director and President
Windsor, CT 06095-4774

Brian D. Comer	One Orange Way	Director and Senior Vice President
Windsor, CT 06095-4774

Karl S. Lindberg	909 Locust Street	Director
Des Moines, IA 50309

Carol S. Stern	601 Thirteenth Street, NW	Director and Chief Compliance Officer
Washington, DC 20005

Kristin H. Hultgren	One Orange Way	Chief Financial Officer
Windsor, CT 06095-4774

Brian Wilson	One Orange Way	Assistant Chief Financial Officer
Windsor, CT 06095-4774

Name	Principal Business Address	Positions and Offices with Underwriter

Boyd G. Combs	5780 Powers Ferry Road, N.W.	Senior Vice President, Tax
Atlanta, GA 30327-4390

William Jasien	12701 Fair Lakes Circle, Suite 470	Senior Vice President
Fairfax, VA 22033

M. Bishop Bastien	980 Ninth Street	Vice President
Sacramento, CA 95814

Nancy B. Boccella	One Orange Way	Vice President
Windsor, CT 06095-4774

Dianne C. Bogoian	One Orange Way	Vice President
Windsor, CT 06095-4774

Anthony V. Camp, Jr.	One Orange Way	Vice President
Windsor, CT 06095-4774

Mary Kathleen Carey-Reid	One Orange Way	Vice President
Windsor, CT 06095-4774

Nancy D. Clifford	One Orange Way	Vice President
Windsor, CT 06095-4774

Christoper Cokinis	909 Locust Street	Vice President
Des Moines, IA 50309

William P. Elmslie	One Orange Way	Vice President
Windsor, CT 06095-4774

Joseph J. Elmy	5780 Powers Ferry Road, N.W.	Vice President, Tax
Atlanta, GA 30327-4390

Bernard P. Heffernon	10740 Nall Avenue, Suite 120	Vice President
Overland Park, KS 66211

Mark E. Jackowitz	22 Century Hill Drive, Suite 101	Vice President
Latham, NY 12110

Dave Kaherl	One Orange Way	Vice President
Windsor, CT 06095-4774

David Kelsey	One Orange Way	Vice President
Windsor, CT 06095-4774

Barbara J. Kesterson	909 Locust Street	Vice President
Des Moines, IA 50309

George D. Lessner, Jr.	15455 North Dallas Parkway	Vice President
Suite 1250
Addison, TX 75001

Katherine E. Lewis	10700 West Research Drive	Vice President
Suite 190
Milwaukee, WI 53226

Name	Principal Business Address	Positions and Offices with Underwriter

David J. Linney	2900 North Loop West, Suite 180	Vice President
Houston, TX 77092

Frederick C. Litow	5780 Powers Ferry Road, N.W.	Vice President
Atlanta, GA 30327-4390

Mark R. Luckinbill	2841 Plaza Place, Suite 210	Vice President
Raleigh, NC 27612

Richard T. Mason	One Orange Way	Vice President
Windsor, CT 06095-4774

Brian J. Murphy	One Orange Way	Vice President
Windsor, CT 06095-4774

David Pendergrass	5780 Powers Ferry Road, N.W.	Vice President and Treasurer
Atlanta, GA 30327-4390

Ethel Pippin	One Orange Way	Vice President
Windsor, CT 06095-4774

Michael J. Pise	One Orange Way	Vice President
Windsor, CT 06095-4774

Christina Rust	One Orange Way	Vice President
Windsor, CT 06095-4774

Spencer T. Shell	5780 Powers Ferry Road, N.W.	Vice President and Assistant Treasurer
Atlanta, GA 30327-4390

Frank W. Snodgrass	9020 Overlook Blvd.	Vice President
Brentwood, TN 37027

Christina M. Starks	2000 21st Avenue NW	Vice President
Minot, North Dakota 58703

Carl P. Steinhilber	One Orange Way	Vice President
Windsor, CT 06095-4774

Terran Titus	One Orange Way	Vice President
Windsor, CT 06095-4774

S. Bradford Vaughan, Jr.	520 Pike Street, Suite 2510	Vice President
Seattle, WA 98101

Judeen T. Wrinn	One Orange Way	Vice President
Windsor, CT 06095-4774

Nancy S. Stillman	One Orange Way	Assistant Vice President
Windsor, CT 06095-4774

Joy M. Benner	20 Washington Avenue South	Secretary
Minneapolis, MN 55401

Tina M. Nelson	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Name	Principal Business Address	Positions and Offices with Underwriter

Melissa A. O’Donnell	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Randall K. Price	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Susan M. Vega	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Barry Eidex	5780 Powers Ferry Road, N.W.	Tax Officer
Atlanta, GA 30327-4390

Terry L. Owens	5780 Powers Ferry Road, N.W.	Tax Officer
Atlanta, GA 30327-4390

(c)	Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*

ING Financial Advisers, LLC				$297,448.85

*	Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account I of ING Life Insurance and Annuity Company during
2010.

Item 30.  Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940
Act and the rules under it relating to the securities described in and issued under this Registration
Statement are maintained by ING Life Insurance and Annuity Company at One Orange Way,
Windsor, Connecticut 06095-4774 and at ING Americas at 5780 Powers Ferry Road, Atlanta,
Georgia 30327-4390.

Item 31.  Management Services

Not applicable

Item 32.   Undertakings

Registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)	to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that it is relying upon and complies with the provisions of
Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Council of Life Insurance; SEC
No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)]

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and
Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities
(other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant,
Variable Annuity Account I of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its
Registration Statement on Form N-4 (File No. 333-130822) and has duly caused this Post-Effective
Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of
Windsor, State of Connecticut, on the 7th day of April, 2011.

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
(Registrant)

	By:	ING LIFE INSURANCE AND ANNUITY COMPANY (Depositor)

	By:	Robert G. Leary*
Robert G. Leary President (principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 8 to the Registration
Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title		Date

Robert G. Leary*	President and Director	)
Robert G. Leary	(principal executive officer))
)
Patrick G. Flynn*	Director and Chairman	)	April
Patrick G. Flynn		)	7, 2011
)
Donald W. Britton*	Director	)
Donald W. Britton		)
)
Lynne R. Ford*	Director and Executive Vice President	)
Lynne R. Ford		)
)
Michael S. Smith*	Director	)
Michael S. Smith		)
)

Ewout L. Steenbergen*	Director, Executive Vice President and Chief Financial	)
Ewout L. Steenbergen	Officer	)
)
Steven T. Pierson*	Senior Vice President and Chief Accounting Officer	)
Steven T. Pierson		)

By:	/s/ J. Neil McMurdie
J. Neil McMurdie *Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT I EXHIBIT INDEX
Exhibit No.	Exhibit
24(b)(9)	Opinion and Consent of Counsel	_______
24(b)(10)	Consent of Independent Registered Public Accounting Firm	_______
24(b)(13)	Powers of Attorney	_______